Filed with the Securities and Exchange Commission on December 13, 2017
REGISTRATION NO. 333-162678
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 25
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 162
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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SUN-JIN MOON, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREEET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 28, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on __________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 25 to Registration Statement No. 333-162678 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 25 incorporates by reference the prospectus dated May 1, 2017, contained in Part A of Post-Effective Amendment No. 24 filed on April 10, 2017.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 28, 2017
to Prospectuses dated May 1, 2017

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2018, the AST Bond Portfolio 2017 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2017 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2029 (the “Portfolio”). Effective on or about January 2, 2018, the Portfolio will be added to your Annuity as a new variable investment option. Please note, however, that the Portfolio is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. Instead, if a Contract owner selects certain optional living benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a nondiscretionary mathematical formula under the Contract. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)

FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2029[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2018.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2018.

GENPRODSUP4

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP4

PART B
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017, as supplemented December 28, 2017
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity X SERIESSM ("X SERIES"), B SERIESSM ("B SERIES"), L SERIESSM ("L SERIES"), and C SERIESSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 (except the B Series, which has a $1,000 minimum initial purchase payment or more). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated May 1, 2017, as supplemented December 28, 2017. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
The Prudential Premier Retirement Variable Annuity X SeriesSM ("X Series"), B SeriesSM ("B Series"), L SeriesSM (“L Series") and C SeriesSM ("C Series") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company of New Jersey and its subsidiary as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2016 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $71,182,724.72, $72,744,013.77 and $81,734,930 in 2016, 2015, and 2014, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2016) received payment with respect to annuity business during 2016 (or as to which a payment amount was accrued during 2016). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2016, non-cash compensation received by Firms and Entities ranged from $27.78 to $602,264.01. During 2016, cash compensation received by Firms ranged from $71.45 to $9,137,323.40.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:

(a)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2)	any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2)	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)
is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.25%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96742	$10.76805	431,320
01/01/2011 to 12/31/2011	$10.76805	$10.24627	569,139
01/01/2012 to 12/31/2012	$10.24627	$11.27388	806,989
01/01/2013 to 12/31/2013	$11.27388	$12.11939	802,985
01/01/2014 to 12/31/2014	$12.11939	$12.29910	647,650
01/01/2015 to 12/31/2015	$12.29910	$11.63528	512,860
01/01/2016 to 12/31/2016	$11.63528	$12.09474	448,962
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97811	$10.87354	348,046
01/01/2011 to 12/31/2011	$10.87354	$10.64117	553,672
01/01/2012 to 12/31/2012	$10.64117	$11.82107	1,004,310
01/01/2013 to 12/31/2013	$11.82107	$13.46830	1,054,604
01/01/2014 to 12/31/2014	$13.46830	$13.96943	1,014,351
01/01/2015 to 12/31/2015	$13.96943	$13.76480	844,053
01/01/2016 to 12/31/2016	$13.76480	$14.41208	776,262
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00664	$10.76870	23,270
01/01/2011 to 12/31/2011	$10.76870	$10.90278	42,296
01/01/2012 to 05/04/2012	$10.90278	$11.82160	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98838	$10.72654	565,821
01/01/2011 to 12/31/2011	$10.72654	$10.35809	1,067,308
01/01/2012 to 12/31/2012	$10.35809	$11.38784	1,565,142
01/01/2013 to 12/31/2013	$11.38784	$13.09623	1,621,607
01/01/2014 to 12/31/2014	$13.09623	$13.63647	1,579,618
01/01/2015 to 12/31/2015	$13.63647	$13.39310	1,504,311
01/01/2016 to 12/31/2016	$13.39310	$13.91700	1,419,778
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	109,338
01/01/2012 to 12/31/2012	$9.12934	$9.98507	332,209
01/01/2013 to 12/31/2013	$9.98507	$10.81976	308,527
01/01/2014 to 12/31/2014	$10.81976	$11.09403	287,171
01/01/2015 to 12/31/2015	$11.09403	$10.51899	273,968
01/01/2016 to 12/31/2016	$10.51899	$10.99861	226,140
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45644	0
01/01/2014 to 12/31/2014	$10.45644	$10.58691	10,589
01/01/2015 to 12/31/2015	$10.58691	$10.37692	19,213
01/01/2016 to 12/31/2016	$10.37692	$10.78786	19,208
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00755	$10.05702	24,185
01/01/2011 to 12/31/2011	$10.05702	$10.05211	39,230
01/01/2012 to 12/31/2012	$10.05211	$10.28689	78,036
01/01/2013 to 12/31/2013	$10.28689	$9.83673	83,774
01/01/2014 to 12/31/2014	$9.83673	$9.60622	86,982
01/01/2015 to 12/31/2015	$9.60622	$9.43559	80,326
01/01/2016 to 12/31/2016	$9.43559	$9.37447	70,873

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00648	$10.32899	450,024
01/01/2011 to 12/31/2011	$10.32899	$10.41787	569,705
01/01/2012 to 12/31/2012	$10.41787	$11.13235	1,024,129
01/01/2013 to 12/31/2013	$11.13235	$10.68201	1,278,914
01/01/2014 to 12/31/2014	$10.68201	$10.88347	1,158,148
01/01/2015 to 12/31/2015	$10.88347	$10.41425	1,032,478
01/01/2016 to 12/31/2016	$10.41425	$10.61089	933,851
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97130	$10.53656	19,689
01/01/2011 to 12/31/2011	$10.53656	$9.69501	19,373
01/01/2012 to 12/31/2012	$9.69501	$10.73072	21,727
01/01/2013 to 12/31/2013	$10.73072	$13.78623	40,139
01/01/2014 to 12/31/2014	$13.78623	$14.85941	44,985
01/01/2015 to 12/31/2015	$14.85941	$13.83294	39,423
01/01/2016 to 12/31/2016	$13.83294	$15.38099	29,283
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.80703	209,707
01/01/2011 to 12/31/2011	$10.80703	$10.30795	279,185
01/01/2012 to 12/31/2012	$10.30795	$11.45833	434,151
01/01/2013 to 12/31/2013	$11.45833	$13.74096	506,491
01/01/2014 to 12/31/2014	$13.74096	$14.37133	498,602
01/01/2015 to 12/31/2015	$14.37133	$14.12289	506,696
01/01/2016 to 12/31/2016	$14.12289	$14.74972	572,807
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	0
01/01/2014 to 12/31/2014	$11.60224	$12.88470	1,467
01/01/2015 to 12/31/2015	$12.88470	$12.14491	5,444
01/01/2016 to 12/31/2016	$12.14491	$13.64051	26,258
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95952	$11.75731	24,817
01/01/2011 to 12/31/2011	$11.75731	$12.25065	40,377
01/01/2012 to 12/31/2012	$12.25065	$13.81247	109,176
01/01/2013 to 12/31/2013	$13.81247	$13.92468	98,098
01/01/2014 to 12/31/2014	$13.92468	$17.81930	102,459
01/01/2015 to 12/31/2015	$17.81930	$18.26214	103,971
01/01/2016 to 12/31/2016	$18.26214	$18.71186	84,316
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64900	3,148
01/01/2014 to 12/31/2014	$9.64900	$9.91319	104,245
01/01/2015 to 12/31/2015	$9.91319	$9.68072	34,901
01/01/2016 to 12/31/2016	$9.68072	$9.89576	29,394
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.85511	206,039
01/01/2011 to 12/31/2011	$10.85511	$10.34889	247,194
01/01/2012 to 12/31/2012	$10.34889	$11.49502	437,823
01/01/2013 to 12/31/2013	$11.49502	$13.39658	485,839
01/01/2014 to 12/31/2014	$13.39658	$13.84410	454,057
01/01/2015 to 10/16/2015	$13.84410	$13.74310	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97561	$10.98843	258,959
01/01/2011 to 12/31/2011	$10.98843	$10.57997	507,010
01/01/2012 to 12/31/2012	$10.57997	$11.44137	854,714
01/01/2013 to 12/31/2013	$11.44137	$12.83487	832,978
01/01/2014 to 12/31/2014	$12.83487	$12.94154	823,214
01/01/2015 to 12/31/2015	$12.94154	$12.77566	832,108
01/01/2016 to 12/31/2016	$12.77566	$13.02015	828,693

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.70371	619,060
01/01/2013 to 12/31/2013	$10.70371	$13.02350	645,500
01/01/2014 to 12/31/2014	$13.02350	$13.13503	607,006
01/01/2015 to 10/16/2015	$13.13503	$12.52486	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77151	15,495
01/01/2014 to 12/31/2014	$10.77151	$10.79851	15,260
01/01/2015 to 10/16/2015	$10.79851	$10.25755	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96980	$11.51747	12,869
01/01/2011 to 12/31/2011	$11.51747	$10.69136	17,786
01/01/2012 to 12/31/2012	$10.69136	$13.25162	36,915
01/01/2013 to 12/31/2013	$13.25162	$13.51659	37,775
01/01/2014 to 12/31/2014	$13.51659	$15.05211	29,298
01/01/2015 to 12/31/2015	$15.05211	$14.70024	27,431
01/01/2016 to 12/31/2016	$14.70024	$14.49894	24,529
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01813	$10.75477	22,512
01/01/2011 to 12/31/2011	$10.75477	$10.09718	34,079
01/01/2012 to 12/31/2012	$10.09718	$11.82032	50,019
01/01/2013 to 12/31/2013	$11.82032	$14.99061	68,861
01/01/2014 to 02/07/2014	$14.99061	$14.73793	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99138	$10.73926	21,588
01/01/2011 to 12/31/2011	$10.73926	$9.91864	24,033
01/01/2012 to 12/31/2012	$9.91864	$11.60183	41,367
01/01/2013 to 12/31/2013	$11.60183	$15.14494	39,916
01/01/2014 to 12/31/2014	$15.14494	$16.74843	38,179
01/01/2015 to 12/31/2015	$16.74843	$15.61495	150,026
01/01/2016 to 12/31/2016	$15.61495	$17.02618	141,401
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01945	$11.38858	35,051
01/01/2011 to 12/31/2011	$11.38858	$10.80123	49,124
01/01/2012 to 12/31/2012	$10.80123	$12.62870	95,041
01/01/2013 to 12/31/2013	$12.62870	$16.31849	121,937
01/01/2014 to 12/31/2014	$16.31849	$17.79006	124,673
01/01/2015 to 12/31/2015	$17.79006	$16.40110	209,622
01/01/2016 to 12/31/2016	$16.40110	$16.29660	209,140
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98787	$10.67608	206,860
01/01/2011 to 12/31/2011	$10.67608	$10.38337	308,578
01/01/2012 to 12/31/2012	$10.38337	$11.17746	483,836
01/01/2013 to 12/31/2013	$11.17746	$11.99906	421,762
01/01/2014 to 12/31/2014	$11.99906	$12.20300	344,665
01/01/2015 to 12/31/2015	$12.20300	$11.81989	310,472
01/01/2016 to 12/31/2016	$11.81989	$12.16180	277,768
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96476	$11.46350	54,705
01/01/2011 to 12/31/2011	$11.46350	$11.35182	69,813
01/01/2012 to 12/31/2012	$11.35182	$12.83700	117,064
01/01/2013 to 12/31/2013	$12.83700	$17.41854	122,380
01/01/2014 to 12/31/2014	$17.41854	$18.25228	122,259
01/01/2015 to 12/31/2015	$18.25228	$16.86128	116,588
01/01/2016 to 12/31/2016	$16.86128	$20.49014	101,187

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99814	$9.81989	31,610
01/01/2011 to 12/31/2011	$9.81989	$9.60142	30,753
01/01/2012 to 12/31/2012	$9.60142	$9.38546	43,944
01/01/2013 to 12/31/2013	$9.38546	$9.17441	92,019
01/01/2014 to 12/31/2014	$9.17441	$8.96801	49,416
01/01/2015 to 12/31/2015	$8.96801	$8.76614	81,874
01/01/2016 to 12/31/2016	$8.76614	$8.56955	43,849
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98410	$10.73754	26,448
01/01/2011 to 12/31/2011	$10.73754	$10.82944	39,596
01/01/2012 to 12/31/2012	$10.82944	$12.05412	110,900
01/01/2013 to 12/31/2013	$12.05412	$12.62898	157,679
01/01/2014 to 12/31/2014	$12.62898	$12.66049	156,738
01/01/2015 to 12/31/2015	$12.66049	$11.93454	139,101
01/01/2016 to 12/31/2016	$11.93454	$13.46289	124,595
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99012	$10.59398	36,126
01/01/2011 to 12/31/2011	$10.59398	$9.92264	39,480
01/01/2012 to 12/31/2012	$9.92264	$11.33684	88,644
01/01/2013 to 12/31/2013	$11.33684	$15.49925	155,824
01/01/2014 to 12/31/2014	$15.49925	$17.23326	173,419
01/01/2015 to 12/31/2015	$17.23326	$15.52549	163,500
01/01/2016 to 12/31/2016	$15.52549	$18.19504	150,060
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92896	$11.23065	27,261
01/01/2011 to 12/31/2011	$11.23065	$9.55935	50,441
01/01/2012 to 12/31/2012	$9.55935	$11.24704	84,722
01/01/2013 to 12/31/2013	$11.24704	$13.08908	102,837
01/01/2014 to 12/31/2014	$13.08908	$12.08765	95,166
01/01/2015 to 12/31/2015	$12.08765	$12.18766	67,575
01/01/2016 to 12/31/2016	$12.18766	$11.46390	66,985
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92883	$10.77050	13,189
01/01/2011 to 12/31/2011	$10.77050	$9.20716	28,519
01/01/2012 to 12/31/2012	$9.20716	$10.50060	46,673
01/01/2013 to 12/31/2013	$10.50060	$12.26269	50,566
01/01/2014 to 12/31/2014	$12.26269	$11.18317	53,788
01/01/2015 to 12/31/2015	$11.18317	$11.02087	48,028
01/01/2016 to 12/31/2016	$11.02087	$10.83598	43,857
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00636	$10.57538	0
01/01/2011 to 12/31/2011	$10.57538	$11.62439	2,945,528
01/01/2012 to 12/31/2012	$11.62439	$12.43067	1,265,810
01/01/2013 to 12/31/2013	$12.43067	$11.76425	261,211
01/01/2014 to 12/31/2014	$11.76425	$12.27345	289,797
01/01/2015 to 12/31/2015	$12.27345	$12.13804	1,233,371
01/01/2016 to 12/31/2016	$12.13804	$12.36442	1,393,470
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97637	$10.84666	112,239
01/01/2011 to 12/31/2011	$10.84666	$10.54257	183,823
01/01/2012 to 12/31/2012	$10.54257	$11.70470	279,359
01/01/2013 to 12/31/2013	$11.70470	$13.30421	299,317
01/01/2014 to 12/31/2014	$13.30421	$13.83255	262,965
01/01/2015 to 12/31/2015	$13.83255	$13.37965	218,027
01/01/2016 to 12/31/2016	$13.37965	$13.76160	205,360

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92148	$10.53303	32,848
01/01/2011 to 12/31/2011	$10.53303	$9.35412	36,283
01/01/2012 to 12/31/2012	$9.35412	$11.14658	51,404
01/01/2013 to 12/31/2013	$11.14658	$12.56950	69,812
01/01/2014 to 12/31/2014	$12.56950	$11.50468	73,789
01/01/2015 to 12/31/2015	$11.50468	$10.93148	74,611
01/01/2016 to 12/31/2016	$10.93148	$10.89254	76,677
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.56309	229,516
01/01/2011 to 12/31/2011	$10.56309	$10.34989	410,984
01/01/2012 to 12/31/2012	$10.34989	$11.20113	668,760
01/01/2013 to 12/31/2013	$11.20113	$12.15712	624,077
01/01/2014 to 12/31/2014	$12.15712	$12.53118	596,555
01/01/2015 to 12/31/2015	$12.53118	$12.22686	555,165
01/01/2016 to 12/31/2016	$12.22686	$12.41110	513,671
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97098	$10.75142	18,522
01/01/2011 to 12/31/2011	$10.75142	$10.57959	27,785
01/01/2012 to 12/31/2012	$10.57959	$11.91166	64,882
01/01/2013 to 12/31/2013	$11.91166	$15.89294	63,169
01/01/2014 to 12/31/2014	$15.89294	$17.01185	52,583
01/01/2015 to 12/31/2015	$17.01185	$18.39750	36,441
01/01/2016 to 12/31/2016	$18.39750	$17.72116	44,569
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99223	$11.27934	99,315
01/01/2011 to 12/31/2011	$11.27934	$10.92525	143,956
01/01/2012 to 12/31/2012	$10.92525	$11.98895	254,834
01/01/2013 to 12/31/2013	$11.98895	$16.00983	191,297
01/01/2014 to 12/31/2014	$16.00983	$17.30696	254,763
01/01/2015 to 12/31/2015	$17.30696	$18.62150	187,687
01/01/2016 to 12/31/2016	$18.62150	$19.21861	162,345
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98831	$10.79638	24,028
01/01/2011 to 12/31/2011	$10.79638	$11.62737	90,875
01/01/2012 to 12/31/2012	$11.62737	$12.03932	220,090
01/01/2013 to 12/31/2013	$12.03932	$11.53300	254,723
01/01/2014 to 12/31/2014	$11.53300	$11.99381	254,227
01/01/2015 to 12/31/2015	$11.99381	$11.65546	272,197
01/01/2016 to 12/31/2016	$11.65546	$11.69023	252,874
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98726	$10.86964	37,911
01/01/2011 to 12/31/2011	$10.86964	$10.29257	44,689
01/01/2012 to 12/31/2012	$10.29257	$12.38258	77,508
01/01/2013 to 12/31/2013	$12.38258	$15.44892	104,462
01/01/2014 to 12/31/2014	$15.44892	$15.64955	112,377
01/01/2015 to 12/31/2015	$15.64955	$15.07325	117,600
01/01/2016 to 12/31/2016	$15.07325	$15.78280	123,102
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.84527	24,498
01/01/2011 to 12/31/2011	$10.84527	$10.53864	28,595
01/01/2012 to 12/31/2012	$10.53864	$12.06112	65,216
01/01/2013 to 12/31/2013	$12.06112	$16.11750	72,003
01/01/2014 to 12/31/2014	$16.11750	$17.12716	90,745
01/01/2015 to 12/31/2015	$17.12716	$17.95206	50,771
01/01/2016 to 12/31/2016	$17.95206	$17.88454	44,110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	0
01/01/2013 to 12/31/2013	$10.17367	$13.37631	2,277
01/01/2014 to 12/31/2014	$13.37631	$14.41134	2,178
01/01/2015 to 12/31/2015	$14.41134	$13.98522	27,839
01/01/2016 to 12/31/2016	$13.98522	$15.50947	38,234
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06015	0
01/01/2012 to 12/31/2012	$10.06015	$10.31269	22,541
01/01/2013 to 12/31/2013	$10.31269	$9.79505	33,545
01/01/2014 to 12/31/2014	$9.79505	$10.06773	43,312
01/01/2015 to 10/16/2015	$10.06773	$9.99213	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95842	$11.89581	49,992
01/01/2011 to 12/31/2011	$11.89581	$11.82474	54,908
01/01/2012 to 12/31/2012	$11.82474	$12.98954	116,905
01/01/2013 to 12/31/2013	$12.98954	$16.83810	105,375
01/01/2014 to 12/31/2014	$16.83810	$17.76598	105,412
01/01/2015 to 10/16/2015	$17.76598	$18.12996	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97255	$11.40061	18,410
01/01/2011 to 04/29/2011	$11.40061	$12.76212	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99068	$11.20789	27,165
01/01/2011 to 12/31/2011	$11.20789	$10.68385	60,464
01/01/2012 to 12/31/2012	$10.68385	$12.23183	142,923
01/01/2013 to 12/31/2013	$12.23183	$16.97951	130,326
01/01/2014 to 12/31/2014	$16.97951	$18.96278	123,337
01/01/2015 to 12/31/2015	$18.96278	$17.49121	119,427
01/01/2016 to 12/31/2016	$17.49121	$20.21564	113,767
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	88,859
01/01/2013 to 12/31/2013	$10.28099	$11.95058	110,161
01/01/2014 to 12/31/2014	$11.95058	$12.28195	86,993
01/01/2015 to 12/31/2015	$12.28195	$11.85649	91,457
01/01/2016 to 12/31/2016	$11.85649	$12.09127	96,871
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93861	$11.64767	37,737
01/01/2011 to 12/31/2011	$11.64767	$9.07776	66,271
01/01/2012 to 12/31/2012	$9.07776	$10.46417	108,527
01/01/2013 to 12/31/2013	$10.46417	$10.25156	148,839
01/01/2014 to 12/31/2014	$10.25156	$9.55151	136,835
01/01/2015 to 12/31/2015	$9.55151	$7.77476	121,998
01/01/2016 to 12/31/2016	$7.77476	$8.53974	81,968
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98910	$10.57195	603,715
01/01/2011 to 12/31/2011	$10.57195	$10.43743	1,188,318
01/01/2012 to 12/31/2012	$10.43743	$11.26066	1,894,782
01/01/2013 to 12/31/2013	$11.26066	$12.02130	1,799,277
01/01/2014 to 12/31/2014	$12.02130	$12.42940	1,775,637
01/01/2015 to 12/31/2015	$12.42940	$12.16714	1,710,064
01/01/2016 to 12/31/2016	$12.16714	$12.55110	1,624,964

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	1,333
01/01/2012 to 12/31/2012	$10.06003	$10.53243	20,633
01/01/2013 to 12/31/2013	$10.53243	$10.05728	27,753
01/01/2014 to 12/31/2014	$10.05728	$10.42685	28,423
01/01/2015 to 12/31/2015	$10.42685	$10.16496	27,964
01/01/2016 to 12/31/2016	$10.16496	$10.35507	42,566
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96312	$11.48131	172,398
01/01/2011 to 12/31/2011	$11.48131	$10.52583	307,423
01/01/2012 to 12/31/2012	$10.52583	$11.61802	517,937
01/01/2013 to 12/31/2013	$11.61802	$13.29017	558,162
01/01/2014 to 12/31/2014	$13.29017	$14.18607	543,166
01/01/2015 to 12/31/2015	$14.18607	$13.78185	957,141
01/01/2016 to 12/31/2016	$13.78185	$14.83243	914,907
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.86534	8,397
01/01/2011 to 12/31/2011	$10.86534	$10.98844	8,619
01/01/2012 to 12/31/2012	$10.98844	$12.76063	14,906
01/01/2013 to 12/31/2013	$12.76063	$16.51856	26,236
01/01/2014 to 12/31/2014	$16.51856	$18.92632	45,782
01/01/2015 to 12/31/2015	$18.92632	$19.07008	25,356
01/01/2016 to 12/31/2016	$19.07008	$21.40958	25,157
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	0
01/01/2012 to 12/31/2012	$8.86337	$9.80351	0
01/01/2013 to 12/31/2013	$9.80351	$11.72940	0
01/01/2014 to 12/31/2014	$11.72940	$12.21082	0
01/01/2015 to 12/31/2015	$12.21082	$11.95408	0
01/01/2016 to 12/31/2016	$11.95408	$12.42449	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98719	$10.76013	296,498
01/01/2011 to 12/31/2011	$10.76013	$10.32731	451,420
01/01/2012 to 12/31/2012	$10.32731	$11.13249	780,214
01/01/2013 to 12/31/2013	$11.13249	$12.23567	625,947
01/01/2014 to 12/31/2014	$12.23567	$12.57508	616,177
01/01/2015 to 12/31/2015	$12.57508	$12.27174	565,336
01/01/2016 to 12/31/2016	$12.27174	$12.57388	517,230
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.94711	215,925
01/01/2011 to 12/31/2011	$10.94711	$10.44547	275,423
01/01/2012 to 12/31/2012	$10.44547	$11.83372	541,637
01/01/2013 to 12/31/2013	$11.83372	$13.65665	539,553
01/01/2014 to 12/31/2014	$13.65665	$14.07451	469,046
01/01/2015 to 12/31/2015	$14.07451	$13.68313	795,130
01/01/2016 to 12/31/2016	$13.68313	$14.28797	705,024
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98201	$10.73931	308,008
01/01/2011 to 12/31/2011	$10.73931	$10.14321	416,723
01/01/2012 to 12/31/2012	$10.14321	$11.01891	636,308
01/01/2013 to 12/31/2013	$11.01891	$12.32206	589,466
01/01/2014 to 12/31/2014	$12.32206	$12.41049	497,464
01/01/2015 to 10/16/2015	$12.41049	$12.01264	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97146	$12.12889	23,924
01/01/2011 to 12/31/2011	$12.12889	$10.30168	35,434
01/01/2012 to 12/31/2012	$10.30168	$12.09091	39,832
01/01/2013 to 12/31/2013	$12.09091	$16.64246	46,066
01/01/2014 to 12/31/2014	$16.64246	$17.07169	67,429
01/01/2015 to 12/31/2015	$17.07169	$16.91025	34,032
01/01/2016 to 12/31/2016	$16.91025	$17.80329	28,460
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96051	$12.58784	15,811
01/01/2011 to 12/31/2011	$12.58784	$12.18451	33,429
01/01/2012 to 12/31/2012	$12.18451	$13.36005	68,351
01/01/2013 to 12/31/2013	$13.36005	$17.65301	85,646
01/01/2014 to 12/31/2014	$17.65301	$17.91485	80,936
01/01/2015 to 12/31/2015	$17.91485	$17.64925	82,059
01/01/2016 to 12/31/2016	$17.64925	$19.33651	77,441
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96394	$11.44014	27,866
01/01/2011 to 12/31/2011	$11.44014	$10.51470	37,493
01/01/2012 to 12/31/2012	$10.51470	$12.14423	62,291
01/01/2013 to 12/31/2013	$12.14423	$16.31113	61,649
01/01/2014 to 12/31/2014	$16.31113	$16.78413	77,139
01/01/2015 to 12/31/2015	$16.78413	$15.69941	65,392
01/01/2016 to 12/31/2016	$15.69941	$19.82893	55,213
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99182	$10.66783	464,845
01/01/2011 to 12/31/2011	$10.66783	$10.63514	831,099
01/01/2012 to 12/31/2012	$10.63514	$11.79860	1,444,972
01/01/2013 to 12/31/2013	$11.79860	$13.47467	1,427,761
01/01/2014 to 12/31/2014	$13.47467	$13.94599	1,396,887
01/01/2015 to 12/31/2015	$13.94599	$13.63797	1,711,381
01/01/2016 to 12/31/2016	$13.63797	$14.33758	1,668,341
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98547	$10.51346	67,324
01/01/2011 to 12/31/2011	$10.51346	$10.10873	128,416
01/01/2012 to 12/31/2012	$10.10873	$11.58557	207,986
01/01/2013 to 12/31/2013	$11.58557	$14.68682	168,819
01/01/2014 to 12/31/2014	$14.68682	$15.42847	164,702
01/01/2015 to 10/16/2015	$15.42847	$14.23470	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97071	$11.11086	51,634
01/01/2011 to 12/31/2011	$11.11086	$10.67717	69,525
01/01/2012 to 12/31/2012	$10.67717	$12.27164	168,748
01/01/2013 to 12/31/2013	$12.27164	$17.27695	224,812
01/01/2014 to 12/31/2014	$17.27695	$18.29754	210,841
01/01/2015 to 12/31/2015	$18.29754	$19.59991	210,443
01/01/2016 to 12/31/2016	$19.59991	$19.67693	195,700
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85938	$11.44967	75,034
01/01/2011 to 12/31/2011	$11.44967	$9.52270	96,235
01/01/2012 to 12/31/2012	$9.52270	$9.64469	167,481
01/01/2013 to 12/31/2013	$9.64469	$10.87778	168,269
01/01/2014 to 12/31/2014	$10.87778	$9.74398	163,531
01/01/2015 to 12/31/2015	$9.74398	$7.69080	171,401
01/01/2016 to 12/31/2016	$7.69080	$9.36881	220,648

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97981	$10.28723	40,967
01/01/2011 to 12/31/2011	$10.28723	$10.47091	33,697
01/01/2012 to 12/31/2012	$10.47091	$10.76978	50,876
01/01/2013 to 12/31/2013	$10.76978	$10.13223	46,383
01/01/2014 to 12/31/2014	$10.13223	$9.95939	56,035
01/01/2015 to 12/31/2015	$9.95939	$9.28566	42,063
01/01/2016 to 12/31/2016	$9.28566	$9.47274	34,803
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98574	$10.64323	18,467
01/01/2011 to 12/31/2011	$10.64323	$10.35290	33,753
01/01/2012 to 12/31/2012	$10.35290	$11.47584	81,704
01/01/2013 to 12/31/2013	$11.47584	$15.10229	59,726
01/01/2014 to 12/31/2014	$15.10229	$14.99253	63,887
01/01/2015 to 12/31/2015	$14.99253	$13.76652	58,741
01/01/2016 to 12/31/2016	$13.76652	$14.28222	54,240
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98839	$11.47450	17,978
01/01/2011 to 12/31/2011	$11.47450	$10.82957	28,586
01/01/2012 to 12/31/2012	$10.82957	$12.53435	55,062
01/01/2013 to 12/31/2013	$12.53435	$16.22411	56,455
01/01/2014 to 12/31/2014	$16.22411	$18.23321	60,253
01/01/2015 to 12/31/2015	$18.23321	$16.64512	41,053
01/01/2016 to 12/31/2016	$16.64512	$18.54868	33,807
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.80105	66,399
01/01/2012 to 12/31/2012	$8.80105	$9.54971	211,318
01/01/2013 to 12/31/2013	$9.54971	$11.24875	259,809
01/01/2014 to 12/31/2014	$11.24875	$11.60084	250,407
01/01/2015 to 12/31/2015	$11.60084	$11.26805	227,648
01/01/2016 to 12/31/2016	$11.26805	$11.73379	175,544
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.37613	107,789
01/01/2011 to 12/31/2011	$10.37613	$10.75413	157,206
01/01/2012 to 12/31/2012	$10.75413	$11.33725	248,731
01/01/2013 to 12/31/2013	$11.33725	$10.91667	305,145
01/01/2014 to 12/31/2014	$10.91667	$11.43911	372,384
01/01/2015 to 12/31/2015	$11.43911	$11.31994	389,644
01/01/2016 to 12/31/2016	$11.31994	$11.63568	318,909
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97066	$10.61554	287,896
01/01/2011 to 12/31/2011	$10.61554	$10.20368	353,911
01/01/2012 to 09/21/2012	$10.20368	$11.38075	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.45%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96726	$10.75031	27,906
01/01/2011 to 12/31/2011	$10.75031	$10.20853	29,427
01/01/2012 to 12/31/2012	$10.20853	$11.20949	15,196
01/01/2013 to 12/31/2013	$11.20949	$12.02555	8,041
01/01/2014 to 12/31/2014	$12.02555	$12.17890	10,603
01/01/2015 to 12/31/2015	$12.17890	$11.49803	7,190
01/01/2016 to 12/31/2016	$11.49803	$11.92772	4,657
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97794	$10.85567	65,524
01/01/2011 to 12/31/2011	$10.85567	$10.60206	34,618
01/01/2012 to 12/31/2012	$10.60206	$11.75349	31,416
01/01/2013 to 12/31/2013	$11.75349	$13.36402	13,452
01/01/2014 to 12/31/2014	$13.36402	$13.83287	22,534
01/01/2015 to 12/31/2015	$13.83287	$13.60228	15,449
01/01/2016 to 12/31/2016	$13.60228	$14.21286	9,139
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00647	$10.75100	2,179
01/01/2011 to 12/31/2011	$10.75100	$10.86254	2,372
01/01/2012 to 05/04/2012	$10.86254	$11.76969	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98821	$10.70881	137,693
01/01/2011 to 12/31/2011	$10.70881	$10.31990	77,117
01/01/2012 to 12/31/2012	$10.31990	$11.32248	67,813
01/01/2013 to 12/31/2013	$11.32248	$12.99434	29,545
01/01/2014 to 12/31/2014	$12.99434	$13.50263	55,233
01/01/2015 to 12/31/2015	$13.50263	$13.23437	37,046
01/01/2016 to 12/31/2016	$13.23437	$13.72389	22,620
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	0
01/01/2012 to 12/31/2012	$9.11678	$9.95090	75
01/01/2013 to 12/31/2013	$9.95090	$10.76063	42
01/01/2014 to 12/31/2014	$10.76063	$11.01087	0
01/01/2015 to 12/31/2015	$11.01087	$10.41889	0
01/01/2016 to 12/31/2016	$10.41889	$10.87175	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.44187	31,766
01/01/2014 to 12/31/2014	$10.44187	$10.55060	24,037
01/01/2015 to 12/31/2015	$10.55060	$10.32010	10,569
01/01/2016 to 12/31/2016	$10.32010	$10.70703	4,987
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00739	$10.04039	1,526
01/01/2011 to 12/31/2011	$10.04039	$10.01505	735
01/01/2012 to 12/31/2012	$10.01505	$10.22803	281
01/01/2013 to 12/31/2013	$10.22803	$9.76064	112
01/01/2014 to 12/31/2014	$9.76064	$9.51233	378
01/01/2015 to 12/31/2015	$9.51233	$9.32415	2,205
01/01/2016 to 12/31/2016	$9.32415	$9.24531	2,348

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00631	$10.31195	58,760
01/01/2011 to 12/31/2011	$10.31195	$10.37954	31,629
01/01/2012 to 12/31/2012	$10.37954	$11.06872	30,247
01/01/2013 to 12/31/2013	$11.06872	$10.59913	18,550
01/01/2014 to 12/31/2014	$10.59913	$10.77703	30,294
01/01/2015 to 12/31/2015	$10.77703	$10.29127	21,192
01/01/2016 to 12/31/2016	$10.29127	$10.46427	13,123
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99796	$10.54302	610
01/01/2011 to 12/31/2011	$10.54302	$11.45859	185,521
01/01/2012 to 12/31/2012	$11.45859	$11.74962	189,556
01/01/2013 to 12/31/2013	$11.74962	$11.22594	151,969
01/01/2014 to 12/31/2014	$11.22594	$11.10738	138,765
01/01/2015 to 12/31/2015	$11.10738	$10.85316	155,575
01/01/2016 to 12/31/2016	$10.85316	$10.71056	164,861
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00666	$10.58558	0
01/01/2011 to 12/31/2011	$10.58558	$11.72901	108,926
01/01/2012 to 12/31/2012	$11.72901	$12.09527	79,214
01/01/2013 to 12/31/2013	$12.09527	$11.42806	84,638
01/01/2014 to 12/31/2014	$11.42806	$11.44485	77,810
01/01/2015 to 12/31/2015	$11.44485	$11.25485	81,174
01/01/2016 to 12/31/2016	$11.25485	$11.15643	78,836
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99796	$10.58852	0
01/01/2011 to 12/31/2011	$10.58852	$11.97953	0
01/01/2012 to 12/31/2012	$11.97953	$12.37024	4,796
01/01/2013 to 12/31/2013	$12.37024	$11.48409	1,005
01/01/2014 to 12/31/2014	$11.48409	$11.68045	0
01/01/2015 to 12/31/2015	$11.68045	$11.51634	0
01/01/2016 to 12/31/2016	$11.51634	$11.39736	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00878	$10.61916	0
01/01/2011 to 12/31/2011	$10.61916	$12.29423	0
01/01/2012 to 12/31/2012	$12.29423	$12.75042	9,027
01/01/2013 to 12/31/2013	$12.75042	$11.62755	31,601
01/01/2014 to 12/31/2014	$11.62755	$12.04130	15,064
01/01/2015 to 12/31/2015	$12.04130	$11.92562	16,951
01/01/2016 to 12/31/2016	$11.92562	$11.86174	16,746
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00772	$10.72043	0
01/01/2011 to 12/31/2011	$10.72043	$12.58139	526,171
01/01/2012 to 12/31/2012	$12.58139	$13.10650	450,127
01/01/2013 to 12/31/2013	$13.10650	$11.89035	131,111
01/01/2014 to 12/31/2014	$11.89035	$12.48997	130,654
01/01/2015 to 12/31/2015	$12.48997	$12.40123	154,098
01/01/2016 to 12/31/2016	$12.40123	$12.34409	94,492
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99796	$11.94123	99,298
01/01/2012 to 12/31/2012	$11.94123	$12.32942	156,365
01/01/2013 to 12/31/2013	$12.32942	$10.85512	119,608
01/01/2014 to 12/31/2014	$10.85512	$11.68722	108,970
01/01/2015 to 12/31/2015	$11.68722	$11.63989	146,511
01/01/2016 to 12/31/2016	$11.63989	$11.56285	142,079

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99729	$10.33005	16,609
01/01/2013 to 12/31/2013	$10.33005	$9.04911	494,491
01/01/2014 to 12/31/2014	$9.04911	$9.94137	241,603
01/01/2015 to 12/31/2015	$9.94137	$9.96039	4,219
01/01/2016 to 12/31/2016	$9.96039	$9.90260	9,430
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99864	$8.69147	43,099
01/01/2014 to 12/31/2014	$8.69147	$9.71567	90,124
01/01/2015 to 12/31/2015	$9.71567	$9.74683	9,930
01/01/2016 to 12/31/2016	$9.74683	$9.68987	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99864	$11.22813	37,154
01/01/2015 to 12/31/2015	$11.22813	$11.17187	457,366
01/01/2016 to 12/31/2016	$11.17187	$11.16802	6,139
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99864	$9.87207	33,480
01/01/2016 to 12/31/2016	$9.87207	$9.83071	380,971
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99729	$9.81421	330,955
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97113	$10.51922	771
01/01/2011 to 12/31/2011	$10.51922	$9.65932	363
01/01/2012 to 12/31/2012	$9.65932	$10.66921	395
01/01/2013 to 12/31/2013	$10.66921	$13.67898	159
01/01/2014 to 12/31/2014	$13.67898	$14.71360	297
01/01/2015 to 12/31/2015	$14.71360	$13.66921	218
01/01/2016 to 12/31/2016	$13.66921	$15.16804	104
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97713	$10.78911	89,627
01/01/2011 to 12/31/2011	$10.78911	$10.26974	51,051
01/01/2012 to 12/31/2012	$10.26974	$11.39253	41,208
01/01/2013 to 12/31/2013	$11.39253	$13.63408	38,873
01/01/2014 to 12/31/2014	$13.63408	$14.23039	40,889
01/01/2015 to 12/31/2015	$14.23039	$13.95576	34,095
01/01/2016 to 12/31/2016	$13.95576	$14.54546	27,859
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	658
01/01/2014 to 12/31/2014	$11.58193	$12.83593	1,152
01/01/2015 to 12/31/2015	$12.83593	$12.07417	866
01/01/2016 to 12/31/2016	$12.07417	$13.53352	11,931
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95935	$11.73793	19,990
01/01/2011 to 12/31/2011	$11.73793	$12.20547	7,312
01/01/2012 to 12/31/2012	$12.20547	$13.73334	6,496
01/01/2013 to 12/31/2013	$13.73334	$13.81662	2,569
01/01/2014 to 12/31/2014	$13.81662	$17.64499	3,883
01/01/2015 to 12/31/2015	$17.64499	$18.04655	10,556
01/01/2016 to 12/31/2016	$18.04655	$18.45338	7,314
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99796	$9.63552	33,622
01/01/2014 to 12/31/2014	$9.63552	$9.87909	25,442
01/01/2015 to 12/31/2015	$9.87909	$9.62758	11,186
01/01/2016 to 12/31/2016	$9.62758	$9.82133	5,279

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.83721	51,908
01/01/2011 to 12/31/2011	$10.83721	$10.31078	28,564
01/01/2012 to 12/31/2012	$10.31078	$11.42924	22,669
01/01/2013 to 12/31/2013	$11.42924	$13.29269	15,459
01/01/2014 to 12/31/2014	$13.29269	$13.70852	18,586
01/01/2015 to 10/16/2015	$13.70852	$13.58648	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97544	$10.97022	61,275
01/01/2011 to 12/31/2011	$10.97022	$10.54089	30,586
01/01/2012 to 12/31/2012	$10.54089	$11.37581	23,612
01/01/2013 to 12/31/2013	$11.37581	$12.73519	8,494
01/01/2014 to 12/31/2014	$12.73519	$12.81461	15,973
01/01/2015 to 12/31/2015	$12.81461	$12.62449	12,397
01/01/2016 to 12/31/2016	$12.62449	$12.83984	7,413
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.68893	36,032
01/01/2013 to 12/31/2013	$10.68893	$12.97878	17,020
01/01/2014 to 12/31/2014	$12.97878	$13.06316	27,134
01/01/2015 to 10/16/2015	$13.06316	$12.43621	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.75656	674
01/01/2014 to 12/31/2014	$10.75656	$10.76156	4,979
01/01/2015 to 10/16/2015	$10.76156	$10.20589	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96963	$11.49847	10,157
01/01/2011 to 12/31/2011	$11.49847	$10.65192	4,156
01/01/2012 to 12/31/2012	$10.65192	$13.17581	3,569
01/01/2013 to 12/31/2013	$13.17581	$13.41175	1,374
01/01/2014 to 12/31/2014	$13.41175	$14.90483	2,427
01/01/2015 to 12/31/2015	$14.90483	$14.52657	1,549
01/01/2016 to 12/31/2016	$14.52657	$14.29846	922
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01796	$10.73720	12,967
01/01/2011 to 12/31/2011	$10.73720	$10.05997	5,433
01/01/2012 to 12/31/2012	$10.05997	$11.75277	4,651
01/01/2013 to 12/31/2013	$11.75277	$14.87450	2,449
01/01/2014 to 02/07/2014	$14.87450	$14.62066	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99121	$10.72163	2,797
01/01/2011 to 12/31/2011	$10.72163	$9.88213	1,271
01/01/2012 to 12/31/2012	$9.88213	$11.53551	2,657
01/01/2013 to 12/31/2013	$11.53551	$15.02752	2,164
01/01/2014 to 12/31/2014	$15.02752	$16.58454	2,576
01/01/2015 to 12/31/2015	$16.58454	$15.43061	2,393
01/01/2016 to 12/31/2016	$15.43061	$16.79083	1,183
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01928	$11.36976	13,470
01/01/2011 to 12/31/2011	$11.36976	$10.76129	5,479
01/01/2012 to 12/31/2012	$10.76129	$12.55624	5,009
01/01/2013 to 12/31/2013	$12.55624	$16.19167	16,846
01/01/2014 to 12/31/2014	$16.19167	$17.61574	16,929
01/01/2015 to 12/31/2015	$17.61574	$16.20705	20,798
01/01/2016 to 12/31/2016	$16.20705	$16.07090	15,067

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98771	$10.65857	7,535
01/01/2011 to 12/31/2011	$10.65857	$10.34518	9,319
01/01/2012 to 12/31/2012	$10.34518	$11.11353	3,968
01/01/2013 to 12/31/2013	$11.11353	$11.90604	3,594
01/01/2014 to 12/31/2014	$11.90604	$12.08366	3,459
01/01/2015 to 12/31/2015	$12.08366	$11.68036	5,177
01/01/2016 to 12/31/2016	$11.68036	$11.99377	3,123
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96459	$11.44456	21,284
01/01/2011 to 12/31/2011	$11.44456	$11.30993	9,171
01/01/2012 to 12/31/2012	$11.30993	$12.76351	7,539
01/01/2013 to 12/31/2013	$12.76351	$17.28357	4,812
01/01/2014 to 12/31/2014	$17.28357	$18.07377	8,059
01/01/2015 to 12/31/2015	$18.07377	$16.66225	3,716
01/01/2016 to 12/31/2016	$16.66225	$20.20706	2,443
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99797	$9.80382	2,765
01/01/2011 to 12/31/2011	$9.80382	$9.56603	854
01/01/2012 to 12/31/2012	$9.56603	$9.33180	615
01/01/2013 to 12/31/2013	$9.33180	$9.10326	354
01/01/2014 to 12/31/2014	$9.10326	$8.88014	168
01/01/2015 to 12/31/2015	$8.88014	$8.66263	169
01/01/2016 to 12/31/2016	$8.66263	$8.45098	175
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98394	$10.71987	1,823
01/01/2011 to 12/31/2011	$10.71987	$10.78949	1,148
01/01/2012 to 12/31/2012	$10.78949	$11.98506	1,481
01/01/2013 to 12/31/2013	$11.98506	$12.53095	979
01/01/2014 to 12/31/2014	$12.53095	$12.53665	1,026
01/01/2015 to 12/31/2015	$12.53665	$11.79366	674
01/01/2016 to 12/31/2016	$11.79366	$13.27686	357
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98995	$10.57650	1,279
01/01/2011 to 12/31/2011	$10.57650	$9.88604	1,925
01/01/2012 to 12/31/2012	$9.88604	$11.27190	1,631
01/01/2013 to 12/31/2013	$11.27190	$15.37897	28,194
01/01/2014 to 12/31/2014	$15.37897	$17.06442	24,765
01/01/2015 to 12/31/2015	$17.06442	$15.34183	939
01/01/2016 to 12/31/2016	$15.34183	$17.94319	523
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92879	$11.21224	39,954
01/01/2011 to 12/31/2011	$11.21224	$9.52422	20,537
01/01/2012 to 12/31/2012	$9.52422	$11.18271	16,147
01/01/2013 to 12/31/2013	$11.18271	$12.98759	34,994
01/01/2014 to 12/31/2014	$12.98759	$11.96938	35,808
01/01/2015 to 12/31/2015	$11.96938	$12.04366	2,356
01/01/2016 to 12/31/2016	$12.04366	$11.30530	2,231
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92866	$10.75268	12,230
01/01/2011 to 12/31/2011	$10.75268	$9.17316	6,364
01/01/2012 to 12/31/2012	$9.17316	$10.44038	5,656
01/01/2013 to 12/31/2013	$10.44038	$12.16729	2,596
01/01/2014 to 12/31/2014	$12.16729	$11.07349	3,738
01/01/2015 to 12/31/2015	$11.07349	$10.89035	2,545
01/01/2016 to 12/31/2016	$10.89035	$10.68584	1,588

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97620	$10.82869	12,853
01/01/2011 to 12/31/2011	$10.82869	$10.50361	7,740
01/01/2012 to 12/31/2012	$10.50361	$11.63772	6,297
01/01/2013 to 12/31/2013	$11.63772	$13.20113	4,402
01/01/2014 to 12/31/2014	$13.20113	$13.69735	5,078
01/01/2015 to 12/31/2015	$13.69735	$13.22187	3,002
01/01/2016 to 12/31/2016	$13.22187	$13.57172	1,722
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92131	$10.51577	2,849
01/01/2011 to 12/31/2011	$10.51577	$9.31972	2,155
01/01/2012 to 12/31/2012	$9.31972	$11.08286	536
01/01/2013 to 12/31/2013	$11.08286	$12.47210	113
01/01/2014 to 12/31/2014	$12.47210	$11.39201	187
01/01/2015 to 12/31/2015	$11.39201	$10.80224	1,090
01/01/2016 to 12/31/2016	$10.80224	$10.74176	620
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.54573	7,643
01/01/2011 to 12/31/2011	$10.54573	$10.31175	11,385
01/01/2012 to 12/31/2012	$10.31175	$11.13698	7,729
01/01/2013 to 12/31/2013	$11.13698	$12.06278	3,036
01/01/2014 to 12/31/2014	$12.06278	$12.40833	4,020
01/01/2015 to 12/31/2015	$12.40833	$12.08220	2,486
01/01/2016 to 12/31/2016	$12.08220	$12.23929	2,002
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97081	$10.73371	741
01/01/2011 to 12/31/2011	$10.73371	$10.54054	372
01/01/2012 to 12/31/2012	$10.54054	$11.84341	353
01/01/2013 to 12/31/2013	$11.84341	$15.76964	141
01/01/2014 to 12/31/2014	$15.76964	$16.84537	255
01/01/2015 to 12/31/2015	$16.84537	$18.18017	743
01/01/2016 to 12/31/2016	$18.18017	$17.47608	411
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99207	$11.26074	52,790
01/01/2011 to 12/31/2011	$11.26074	$10.88492	25,299
01/01/2012 to 12/31/2012	$10.88492	$11.92027	25,635
01/01/2013 to 12/31/2013	$11.92027	$15.88576	3,197
01/01/2014 to 12/31/2014	$15.88576	$17.13764	7,597
01/01/2015 to 12/31/2015	$17.13764	$18.40155	4,544
01/01/2016 to 12/31/2016	$18.40155	$18.95278	2,777
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98814	$10.77863	0
01/01/2011 to 12/31/2011	$10.77863	$11.58447	0
01/01/2012 to 12/31/2012	$11.58447	$11.97025	0
01/01/2013 to 12/31/2013	$11.97025	$11.44337	52
01/01/2014 to 12/31/2014	$11.44337	$11.87618	51
01/01/2015 to 12/31/2015	$11.87618	$11.51759	35
01/01/2016 to 12/31/2016	$11.51759	$11.52845	35
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98709	$10.85175	1,191
01/01/2011 to 12/31/2011	$10.85175	$10.25460	732
01/01/2012 to 12/31/2012	$10.25460	$12.31152	671
01/01/2013 to 12/31/2013	$12.31152	$15.32895	67
01/01/2014 to 12/31/2014	$15.32895	$15.49628	77
01/01/2015 to 12/31/2015	$15.49628	$14.89513	18,846
01/01/2016 to 12/31/2016	$14.89513	$15.56455	13,584

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.82739	227
01/01/2011 to 12/31/2011	$10.82739	$10.49984	1,223
01/01/2012 to 12/31/2012	$10.49984	$11.99213	15,641
01/01/2013 to 12/31/2013	$11.99213	$15.99255	21,392
01/01/2014 to 12/31/2014	$15.99255	$16.95954	18,909
01/01/2015 to 12/31/2015	$16.95954	$17.74002	651
01/01/2016 to 12/31/2016	$17.74002	$17.63717	484
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	0
01/01/2013 to 12/31/2013	$10.16591	$13.33883	0
01/01/2014 to 12/31/2014	$13.33883	$14.34158	0
01/01/2015 to 12/31/2015	$14.34158	$13.88901	30,999
01/01/2016 to 12/31/2016	$13.88901	$15.37133	17,640
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02787	$10.05654	0
01/01/2012 to 12/31/2012	$10.05654	$10.28770	0
01/01/2013 to 12/31/2013	$10.28770	$9.75126	0
01/01/2014 to 12/31/2014	$9.75126	$10.00237	0
01/01/2015 to 10/16/2015	$10.00237	$9.91123	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95826	$11.87634	2,940
01/01/2011 to 12/31/2011	$11.87634	$11.78118	1,320
01/01/2012 to 12/31/2012	$11.78118	$12.91513	10,680
01/01/2013 to 12/31/2013	$12.91513	$16.70727	690
01/01/2014 to 12/31/2014	$16.70727	$17.59191	1,241
01/01/2015 to 10/16/2015	$17.59191	$17.92317	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97239	$11.38176	0
01/01/2011 to 04/29/2011	$11.38176	$12.73250	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99052	$11.18938	2,412
01/01/2011 to 12/31/2011	$11.18938	$10.64447	1,111
01/01/2012 to 12/31/2012	$10.64447	$12.16168	1,156
01/01/2013 to 12/31/2013	$12.16168	$16.84763	454
01/01/2014 to 12/31/2014	$16.84763	$18.77699	348
01/01/2015 to 12/31/2015	$18.77699	$17.28431	314
01/01/2016 to 12/31/2016	$17.28431	$19.93589	285
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	2,526
01/01/2013 to 12/31/2013	$10.26668	$11.90955	2,148
01/01/2014 to 12/31/2014	$11.90955	$12.21473	2,569
01/01/2015 to 12/31/2015	$12.21473	$11.76755	2,111
01/01/2016 to 12/31/2016	$11.76755	$11.97612	1,604
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93844	$11.62845	10,883
01/01/2011 to 12/31/2011	$11.62845	$9.04437	5,505
01/01/2012 to 12/31/2012	$9.04437	$10.40420	5,547
01/01/2013 to 12/31/2013	$10.40420	$10.17201	3,292
01/01/2014 to 12/31/2014	$10.17201	$9.45806	4,558
01/01/2015 to 12/31/2015	$9.45806	$7.68289	3,776
01/01/2016 to 12/31/2016	$7.68289	$8.42163	2,042

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98893	$10.55451	104,809
01/01/2011 to 12/31/2011	$10.55451	$10.39894	74,077
01/01/2012 to 12/31/2012	$10.39894	$11.19608	60,513
01/01/2013 to 12/31/2013	$11.19608	$11.92788	18,687
01/01/2014 to 12/31/2014	$11.92788	$12.30764	25,663
01/01/2015 to 12/31/2015	$12.30764	$12.02328	17,500
01/01/2016 to 12/31/2016	$12.02328	$12.37743	14,771
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	0
01/01/2012 to 12/31/2012	$10.05643	$10.50712	0
01/01/2013 to 12/31/2013	$10.50712	$10.01269	0
01/01/2014 to 12/31/2014	$10.01269	$10.35944	73
01/01/2015 to 12/31/2015	$10.35944	$10.07855	647
01/01/2016 to 12/31/2016	$10.07855	$10.24604	305
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96296	$11.46234	64,853
01/01/2011 to 12/31/2011	$11.46234	$10.48701	32,403
01/01/2012 to 12/31/2012	$10.48701	$11.55136	27,188
01/01/2013 to 12/31/2013	$11.55136	$13.18697	10,350
01/01/2014 to 12/31/2014	$13.18697	$14.04719	17,161
01/01/2015 to 12/31/2015	$14.04719	$13.61907	27,151
01/01/2016 to 12/31/2016	$13.61907	$14.62732	17,034
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.84746	12,428
01/01/2011 to 12/31/2011	$10.84746	$10.94802	4,442
01/01/2012 to 12/31/2012	$10.94802	$12.68749	3,934
01/01/2013 to 12/31/2013	$12.68749	$16.39033	1,387
01/01/2014 to 12/31/2014	$16.39033	$18.74107	2,381
01/01/2015 to 12/31/2015	$18.74107	$18.84482	1,547
01/01/2016 to 12/31/2016	$18.84482	$21.11353	1,059
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	0
01/01/2014 to 12/31/2014	$11.66555	$12.11951	0
01/01/2015 to 12/31/2015	$12.11951	$11.84042	0
01/01/2016 to 12/31/2016	$11.84042	$12.28129	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98702	$10.74242	37,955
01/01/2011 to 12/31/2011	$10.74242	$10.28929	21,274
01/01/2012 to 12/31/2012	$10.28929	$11.06887	16,189
01/01/2013 to 12/31/2013	$11.06887	$12.14092	6,241
01/01/2014 to 12/31/2014	$12.14092	$12.45207	10,139
01/01/2015 to 12/31/2015	$12.45207	$12.12681	8,025
01/01/2016 to 12/31/2016	$12.12681	$12.40004	4,171
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.92906	34,592
01/01/2011 to 12/31/2011	$10.92906	$10.40712	22,488
01/01/2012 to 12/31/2012	$10.40712	$11.76622	19,555
01/01/2013 to 12/31/2013	$11.76622	$13.55097	7,489
01/01/2014 to 12/31/2014	$13.55097	$13.93711	13,782
01/01/2015 to 12/31/2015	$13.93711	$13.52184	17,241
01/01/2016 to 12/31/2016	$13.52184	$14.09077	11,706

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98185	$10.72160	40,170
01/01/2011 to 12/31/2011	$10.72160	$10.10574	30,529
01/01/2012 to 12/31/2012	$10.10574	$10.95563	21,165
01/01/2013 to 12/31/2013	$10.95563	$12.22641	14,236
01/01/2014 to 12/31/2014	$12.22641	$12.28900	15,575
01/01/2015 to 10/16/2015	$12.28900	$11.87577	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97129	$12.10887	37,799
01/01/2011 to 12/31/2011	$12.10887	$10.26372	19,430
01/01/2012 to 12/31/2012	$10.26372	$12.02157	15,063
01/01/2013 to 12/31/2013	$12.02157	$16.51317	15,604
01/01/2014 to 12/31/2014	$16.51317	$16.90455	15,014
01/01/2015 to 12/31/2015	$16.90455	$16.71051	1,785
01/01/2016 to 12/31/2016	$16.71051	$17.55716	1,139
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96034	$12.56702	5,499
01/01/2011 to 12/31/2011	$12.56702	$12.13960	4,510
01/01/2012 to 12/31/2012	$12.13960	$13.28352	12,162
01/01/2013 to 12/31/2013	$13.28352	$17.51609	13,759
01/01/2014 to 12/31/2014	$17.51609	$17.73947	14,611
01/01/2015 to 12/31/2015	$17.73947	$17.44072	17,568
01/01/2016 to 12/31/2016	$17.44072	$19.06913	12,087
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96377	$11.42118	36,089
01/01/2011 to 12/31/2011	$11.42118	$10.47587	19,522
01/01/2012 to 12/31/2012	$10.47587	$12.07466	21,734
01/01/2013 to 12/31/2013	$12.07466	$16.18447	26,649
01/01/2014 to 12/31/2014	$16.18447	$16.61963	25,529
01/01/2015 to 12/31/2015	$16.61963	$15.51363	18,484
01/01/2016 to 12/31/2016	$15.51363	$19.55435	11,480
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99166	$10.65016	94,190
01/01/2011 to 12/31/2011	$10.65016	$10.59574	52,722
01/01/2012 to 12/31/2012	$10.59574	$11.73064	47,777
01/01/2013 to 12/31/2013	$11.73064	$13.36952	23,073
01/01/2014 to 12/31/2014	$13.36952	$13.80879	41,887
01/01/2015 to 12/31/2015	$13.80879	$13.47606	39,735
01/01/2016 to 12/31/2016	$13.47606	$14.13850	27,895
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98530	$10.49613	4,046
01/01/2011 to 12/31/2011	$10.49613	$10.07151	1,704
01/01/2012 to 12/31/2012	$10.07151	$11.51919	17,154
01/01/2013 to 12/31/2013	$11.51919	$14.57283	22,984
01/01/2014 to 12/31/2014	$14.57283	$15.27731	20,789
01/01/2015 to 10/16/2015	$15.27731	$14.07245	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97054	$11.09254	7,570
01/01/2011 to 12/31/2011	$11.09254	$10.63770	3,274
01/01/2012 to 12/31/2012	$10.63770	$12.20110	4,417
01/01/2013 to 12/31/2013	$12.20110	$17.14257	26,332
01/01/2014 to 12/31/2014	$17.14257	$18.11822	24,539
01/01/2015 to 12/31/2015	$18.11822	$19.36822	30,822
01/01/2016 to 12/31/2016	$19.36822	$19.40469	16,864

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85922	$11.43090	14,530
01/01/2011 to 12/31/2011	$11.43090	$9.48762	14,535
01/01/2012 to 12/31/2012	$9.48762	$9.58963	7,856
01/01/2013 to 12/31/2013	$9.58963	$10.79343	2,686
01/01/2014 to 12/31/2014	$10.79343	$9.64854	5,197
01/01/2015 to 12/31/2015	$9.64854	$7.59992	5,051
01/01/2016 to 12/31/2016	$7.59992	$9.23919	3,208
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97965	$10.27029	17,985
01/01/2011 to 12/31/2011	$10.27029	$10.43240	8,896
01/01/2012 to 12/31/2012	$10.43240	$10.70810	11,506
01/01/2013 to 12/31/2013	$10.70810	$10.05368	77
01/01/2014 to 12/31/2014	$10.05368	$9.86192	74
01/01/2015 to 12/31/2015	$9.86192	$9.17597	77
01/01/2016 to 12/31/2016	$9.17597	$9.34166	81
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98557	$10.62574	45,770
01/01/2011 to 12/31/2011	$10.62574	$10.31479	18,760
01/01/2012 to 12/31/2012	$10.31479	$11.41003	22,780
01/01/2013 to 12/31/2013	$11.41003	$14.98514	275
01/01/2014 to 12/31/2014	$14.98514	$14.84571	532
01/01/2015 to 12/31/2015	$14.84571	$13.60370	338
01/01/2016 to 12/31/2016	$13.60370	$14.08438	216
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98822	$11.45566	33,449
01/01/2011 to 12/31/2011	$11.45566	$10.78976	16,844
01/01/2012 to 12/31/2012	$10.78976	$12.46281	22,195
01/01/2013 to 12/31/2013	$12.46281	$16.09848	28,579
01/01/2014 to 12/31/2014	$16.09848	$18.05487	25,639
01/01/2015 to 12/31/2015	$18.05487	$16.44857	1,470
01/01/2016 to 12/31/2016	$16.44857	$18.29245	1,074
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.78899	0
01/01/2012 to 12/31/2012	$8.78899	$9.51705	118
01/01/2013 to 12/31/2013	$9.51705	$11.18739	63
01/01/2014 to 12/31/2014	$11.18739	$11.51400	487
01/01/2015 to 12/31/2015	$11.51400	$11.16085	318
01/01/2016 to 12/31/2016	$11.16085	$11.59846	370
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.35895	88,930
01/01/2011 to 12/31/2011	$10.35895	$10.71447	39,210
01/01/2012 to 12/31/2012	$10.71447	$11.27233	52,035
01/01/2013 to 12/31/2013	$11.27233	$10.83198	79,898
01/01/2014 to 12/31/2014	$10.83198	$11.32715	76,163
01/01/2015 to 12/31/2015	$11.32715	$11.18621	56,025
01/01/2016 to 12/31/2016	$11.18621	$11.47470	39,766
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97049	$10.59823	87,109
01/01/2011 to 12/31/2011	$10.59823	$10.16626	42,364
01/01/2012 to 09/21/2012	$10.16626	$11.32227	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (1.70%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96788	$10.81679	2,783,155
01/01/2011 to 12/31/2011	$10.81679	$10.35039	4,131,792
01/01/2012 to 12/31/2012	$10.35039	$11.45280	6,402,595
01/01/2013 to 12/31/2013	$11.45280	$12.38097	6,970,810
01/01/2014 to 12/31/2014	$12.38097	$12.63524	5,964,391
01/01/2015 to 12/31/2015	$12.63524	$12.02065	4,691,932
01/01/2016 to 12/31/2016	$12.02065	$12.56548	4,135,628
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97857	$10.92280	2,069,260
01/01/2011 to 12/31/2011	$10.92280	$10.74947	3,894,177
01/01/2012 to 12/31/2012	$10.74947	$12.00861	8,232,833
01/01/2013 to 12/31/2013	$12.00861	$13.75898	9,599,194
01/01/2014 to 12/31/2014	$13.75898	$14.35121	9,005,849
01/01/2015 to 12/31/2015	$14.35121	$14.22051	8,373,546
01/01/2016 to 12/31/2016	$14.22051	$14.97274	7,796,888
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00710	$10.81739	113,967
01/01/2011 to 12/31/2011	$10.81739	$11.01353	229,135
01/01/2012 to 05/04/2012	$11.01353	$11.96474	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.77509	3,042,666
01/01/2011 to 12/31/2011	$10.77509	$10.46346	4,716,751
01/01/2012 to 12/31/2012	$10.46346	$11.56847	7,803,091
01/01/2013 to 12/31/2013	$11.56847	$13.37861	8,839,480
01/01/2014 to 12/31/2014	$13.37861	$14.00897	7,904,419
01/01/2015 to 12/31/2015	$14.00897	$13.83639	7,412,772
01/01/2016 to 12/31/2016	$13.83639	$14.45833	7,033,889
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99859	$9.16386	583,439
01/01/2012 to 12/31/2012	$9.16386	$10.07935	1,989,260
01/01/2013 to 12/31/2013	$10.07935	$10.98344	2,374,351
01/01/2014 to 12/31/2014	$10.98344	$11.32538	2,381,561
01/01/2015 to 12/31/2015	$11.32538	$10.79877	2,231,924
01/01/2016 to 12/31/2016	$10.79877	$11.35441	2,088,092
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99859	$10.49650	47,112
01/01/2014 to 12/31/2014	$10.49650	$10.68720	46,131
01/01/2015 to 12/31/2015	$10.68720	$10.53413	45,091
01/01/2016 to 12/31/2016	$10.53413	$11.01268	61,364
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00802	$10.10254	328,141
01/01/2011 to 12/31/2011	$10.10254	$10.15429	419,219
01/01/2012 to 12/31/2012	$10.15429	$10.44990	430,403
01/01/2013 to 12/31/2013	$10.44990	$10.04888	409,655
01/01/2014 to 12/31/2014	$10.04888	$9.86856	391,615
01/01/2015 to 12/31/2015	$9.86856	$9.74767	348,609
01/01/2016 to 12/31/2016	$9.74767	$9.73899	348,726

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00694	$10.37575	1,898,043
01/01/2011 to 12/31/2011	$10.37575	$10.52377	2,792,279
01/01/2012 to 12/31/2012	$10.52377	$11.30899	5,031,925
01/01/2013 to 12/31/2013	$11.30899	$10.91248	4,899,563
01/01/2014 to 12/31/2014	$10.91248	$11.18082	4,582,259
01/01/2015 to 12/31/2015	$11.18082	$10.75911	3,865,636
01/01/2016 to 12/31/2016	$10.75911	$11.02373	3,570,794
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97176	$10.58426	46,220
01/01/2011 to 12/31/2011	$10.58426	$9.79363	91,734
01/01/2012 to 12/31/2012	$9.79363	$10.90091	147,027
01/01/2013 to 12/31/2013	$10.90091	$14.08360	158,641
01/01/2014 to 12/31/2014	$14.08360	$15.26553	198,267
01/01/2015 to 12/31/2015	$15.26553	$14.29091	150,778
01/01/2016 to 12/31/2016	$14.29091	$15.97946	147,257
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97776	$10.85587	2,096,130
01/01/2011 to 12/31/2011	$10.85587	$10.41265	3,374,910
01/01/2012 to 12/31/2012	$10.41265	$11.63998	5,774,390
01/01/2013 to 12/31/2013	$11.63998	$14.03724	7,553,780
01/01/2014 to 12/31/2014	$14.03724	$14.76392	8,327,897
01/01/2015 to 12/31/2015	$14.76392	$14.59043	8,338,663
01/01/2016 to 12/31/2016	$14.59043	$15.32348	8,017,717
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99859	$11.65792	40,449
01/01/2014 to 12/31/2014	$11.65792	$13.01934	127,235
01/01/2015 to 12/31/2015	$13.01934	$12.34092	117,658
01/01/2016 to 12/31/2016	$12.34092	$13.93842	329,426
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95998	$11.81048	108,557
01/01/2011 to 12/31/2011	$11.81048	$12.37513	193,768
01/01/2012 to 12/31/2012	$12.37513	$14.03150	308,569
01/01/2013 to 12/31/2013	$14.03150	$14.22509	332,684
01/01/2014 to 12/31/2014	$14.22509	$18.30603	345,928
01/01/2015 to 12/31/2015	$18.30603	$18.86651	292,234
01/01/2016 to 12/31/2016	$18.86651	$19.43959	287,540
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99859	$9.68598	49,766
01/01/2014 to 12/31/2014	$9.68598	$10.00712	186,293
01/01/2015 to 12/31/2015	$10.00712	$9.82736	142,800
01/01/2016 to 12/31/2016	$9.82736	$10.10208	137,015
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.90428	622,920
01/01/2011 to 12/31/2011	$10.90428	$10.45421	1,158,758
01/01/2012 to 12/31/2012	$10.45421	$11.67759	2,738,574
01/01/2013 to 12/31/2013	$11.67759	$13.68593	3,479,300
01/01/2014 to 12/31/2014	$13.68593	$14.22251	3,431,562
01/01/2015 to 10/16/2015	$14.22251	$14.18163	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97607	$11.03811	1,723,298
01/01/2011 to 12/31/2011	$11.03811	$10.68755	3,053,207
01/01/2012 to 12/31/2012	$10.68755	$11.62294	5,708,330
01/01/2013 to 12/31/2013	$11.62294	$13.11185	6,362,716
01/01/2014 to 12/31/2014	$13.11185	$13.29515	5,853,895
01/01/2015 to 12/31/2015	$13.29515	$13.19866	5,708,508
01/01/2016 to 12/31/2016	$13.19866	$13.52663	5,337,156

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.74449	5,131,817
01/01/2013 to 12/31/2013	$10.74449	$13.14659	5,662,905
01/01/2014 to 12/31/2014	$13.14659	$13.33373	5,470,132
01/01/2015 to 10/16/2015	$13.33373	$12.77101	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99859	$10.81283	200,236
01/01/2014 to 12/31/2014	$10.81283	$10.90101	362,531
01/01/2015 to 10/16/2015	$10.90101	$10.40107	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97026	$11.56952	43,077
01/01/2011 to 12/31/2011	$11.56952	$10.80000	89,816
01/01/2012 to 12/31/2012	$10.80000	$13.46178	137,044
01/01/2013 to 12/31/2013	$13.46178	$13.80828	163,725
01/01/2014 to 12/31/2014	$13.80828	$15.46350	137,909
01/01/2015 to 12/31/2015	$15.46350	$15.18706	114,640
01/01/2016 to 12/31/2016	$15.18706	$15.06308	109,367
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01859	$10.80359	113,919
01/01/2011 to 12/31/2011	$10.80359	$10.19990	130,234
01/01/2012 to 12/31/2012	$10.19990	$12.00797	213,607
01/01/2013 to 12/31/2013	$12.00797	$15.31427	221,268
01/01/2014 to 02/07/2014	$15.31427	$15.06495	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99184	$10.78790	146,304
01/01/2011 to 12/31/2011	$10.78790	$10.01951	172,549
01/01/2012 to 12/31/2012	$10.01951	$11.78600	262,466
01/01/2013 to 12/31/2013	$11.78600	$15.47184	330,510
01/01/2014 to 12/31/2014	$15.47184	$17.20606	355,197
01/01/2015 to 12/31/2015	$17.20606	$16.13188	643,124
01/01/2016 to 12/31/2016	$16.13188	$17.68854	571,976
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01991	$11.44014	173,273
01/01/2011 to 12/31/2011	$11.44014	$10.91114	217,472
01/01/2012 to 12/31/2012	$10.91114	$12.82923	372,174
01/01/2013 to 12/31/2013	$12.82923	$16.67092	405,466
01/01/2014 to 12/31/2014	$16.67092	$18.27663	428,377
01/01/2015 to 12/31/2015	$18.27663	$16.94451	871,730
01/01/2016 to 12/31/2016	$16.94451	$16.93108	751,527
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98833	$10.72450	1,284,434
01/01/2011 to 12/31/2011	$10.72450	$10.48895	1,944,938
01/01/2012 to 12/31/2012	$10.48895	$11.35484	3,042,159
01/01/2013 to 12/31/2013	$11.35484	$12.25810	3,307,472
01/01/2014 to 12/31/2014	$12.25810	$12.53666	3,009,249
01/01/2015 to 12/31/2015	$12.53666	$12.21154	2,590,849
01/01/2016 to 12/31/2016	$12.21154	$12.63533	2,431,983
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96522	$11.51535	162,968
01/01/2011 to 12/31/2011	$11.51535	$11.46720	250,592
01/01/2012 to 12/31/2012	$11.46720	$13.04056	391,887
01/01/2013 to 12/31/2013	$13.04056	$17.79423	402,804
01/01/2014 to 12/31/2014	$17.79423	$18.75080	396,308
01/01/2015 to 12/31/2015	$18.75080	$17.41934	371,860
01/01/2016 to 12/31/2016	$17.41934	$21.28695	377,388

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99860	$9.86455	273,624
01/01/2011 to 12/31/2011	$9.86455	$9.69934	623,247
01/01/2012 to 12/31/2012	$9.69934	$9.53456	447,194
01/01/2013 to 12/31/2013	$9.53456	$9.37256	391,063
01/01/2014 to 12/31/2014	$9.37256	$9.21312	404,682
01/01/2015 to 12/31/2015	$9.21312	$9.05630	389,331
01/01/2016 to 12/31/2016	$9.05630	$8.90287	340,673
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98457	$10.78613	118,383
01/01/2011 to 12/31/2011	$10.78613	$10.93950	200,366
01/01/2012 to 12/31/2012	$10.93950	$12.24527	397,008
01/01/2013 to 12/31/2013	$12.24527	$12.90148	503,533
01/01/2014 to 12/31/2014	$12.90148	$13.00657	504,304
01/01/2015 to 12/31/2015	$13.00657	$12.32988	434,852
01/01/2016 to 12/31/2016	$12.32988	$13.98689	365,022
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99058	$10.64194	39,346
01/01/2011 to 12/31/2011	$10.64194	$10.02358	74,837
01/01/2012 to 12/31/2012	$10.02358	$11.51676	97,022
01/01/2013 to 12/31/2013	$11.51676	$15.83369	159,893
01/01/2014 to 12/31/2014	$15.83369	$17.70414	254,525
01/01/2015 to 12/31/2015	$17.70414	$16.03948	213,579
01/01/2016 to 12/31/2016	$16.03948	$18.90299	194,412
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92942	$11.28154	71,949
01/01/2011 to 12/31/2011	$11.28154	$9.65674	146,939
01/01/2012 to 12/31/2012	$9.65674	$11.42561	205,439
01/01/2013 to 12/31/2013	$11.42561	$13.37174	246,278
01/01/2014 to 12/31/2014	$13.37174	$12.41833	259,880
01/01/2015 to 12/31/2015	$12.41833	$12.59154	282,160
01/01/2016 to 12/31/2016	$12.59154	$11.91034	241,229
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92929	$10.81917	69,809
01/01/2011 to 12/31/2011	$10.81917	$9.30077	130,835
01/01/2012 to 12/31/2012	$9.30077	$10.66713	176,290
01/01/2013 to 12/31/2013	$10.66713	$12.52710	187,264
01/01/2014 to 12/31/2014	$12.52710	$11.48863	198,455
01/01/2015 to 12/31/2015	$11.48863	$11.38567	173,640
01/01/2016 to 12/31/2016	$11.38567	$11.25750	186,937
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00682	$10.62325	3,681
01/01/2011 to 12/31/2011	$10.62325	$11.74255	15,848,756
01/01/2012 to 12/31/2012	$11.74255	$12.62792	6,122,695
01/01/2013 to 12/31/2013	$12.62792	$12.01813	893,990
01/01/2014 to 12/31/2014	$12.01813	$12.60885	1,029,731
01/01/2015 to 12/31/2015	$12.60885	$12.53986	4,577,264
01/01/2016 to 12/31/2016	$12.53986	$12.84539	4,606,258
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97683	$10.89582	737,456
01/01/2011 to 12/31/2011	$10.89582	$10.64989	1,448,339
01/01/2012 to 12/31/2012	$10.64989	$11.89058	2,683,105
01/01/2013 to 12/31/2013	$11.89058	$13.59163	3,099,193
01/01/2014 to 12/31/2014	$13.59163	$14.21092	2,839,575
01/01/2015 to 12/31/2015	$14.21092	$13.82301	2,549,581
01/01/2016 to 12/31/2016	$13.82301	$14.29747	2,391,005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92194	$10.58075	195,676
01/01/2011 to 12/31/2011	$10.58075	$9.44941	270,284
01/01/2012 to 12/31/2012	$9.44941	$11.32357	420,837
01/01/2013 to 12/31/2013	$11.32357	$12.84095	490,500
01/01/2014 to 12/31/2014	$12.84095	$11.81920	504,746
01/01/2015 to 12/31/2015	$11.81920	$11.29350	498,051
01/01/2016 to 12/31/2016	$11.29350	$11.31638	469,107
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.61090	810,657
01/01/2011 to 12/31/2011	$10.61090	$10.45511	1,639,387
01/01/2012 to 12/31/2012	$10.45511	$11.37878	2,953,294
01/01/2013 to 12/31/2013	$11.37878	$12.41936	3,181,967
01/01/2014 to 12/31/2014	$12.41936	$12.87340	2,921,888
01/01/2015 to 12/31/2015	$12.87340	$12.63141	2,657,243
01/01/2016 to 12/31/2016	$12.63141	$12.89370	2,497,628
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97144	$10.80010	42,896
01/01/2011 to 12/31/2011	$10.80010	$10.68707	137,379
01/01/2012 to 12/31/2012	$10.68707	$12.10062	242,001
01/01/2013 to 12/31/2013	$12.10062	$16.23595	223,904
01/01/2014 to 12/31/2014	$16.23595	$17.47681	291,114
01/01/2015 to 12/31/2015	$17.47681	$19.00666	295,750
01/01/2016 to 12/31/2016	$19.00666	$18.41062	236,976
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99269	$11.33042	230,357
01/01/2011 to 12/31/2011	$11.33042	$11.03643	322,925
01/01/2012 to 12/31/2012	$11.03643	$12.17932	605,908
01/01/2013 to 12/31/2013	$12.17932	$16.35559	605,307
01/01/2014 to 12/31/2014	$16.35559	$17.78012	744,532
01/01/2015 to 12/31/2015	$17.78012	$19.23816	578,457
01/01/2016 to 12/31/2016	$19.23816	$19.96645	526,371
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98877	$10.84532	76,300
01/01/2011 to 12/31/2011	$10.84532	$11.74557	429,366
01/01/2012 to 12/31/2012	$11.74557	$12.23028	1,014,255
01/01/2013 to 12/31/2013	$12.23028	$11.78185	757,740
01/01/2014 to 12/31/2014	$11.78185	$12.32153	775,527
01/01/2015 to 12/31/2015	$12.32153	$12.04141	796,084
01/01/2016 to 12/31/2016	$12.04141	$12.14506	756,017
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98772	$10.91885	109,112
01/01/2011 to 12/31/2011	$10.91885	$10.39724	169,121
01/01/2012 to 12/31/2012	$10.39724	$12.57884	264,336
01/01/2013 to 12/31/2013	$12.57884	$15.78207	285,396
01/01/2014 to 12/31/2014	$15.78207	$16.07701	289,031
01/01/2015 to 12/31/2015	$16.07701	$15.57213	300,958
01/01/2016 to 12/31/2016	$15.57213	$16.39662	292,168
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.89440	60,806
01/01/2011 to 12/31/2011	$10.89440	$10.64578	94,667
01/01/2012 to 12/31/2012	$10.64578	$12.25234	162,458
01/01/2013 to 12/31/2013	$12.25234	$16.46513	177,604
01/01/2014 to 12/31/2014	$16.46513	$17.59506	154,266
01/01/2015 to 12/31/2015	$17.59506	$18.54623	146,583
01/01/2016 to 12/31/2016	$18.54623	$18.58005	136,934

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.19489	3,514
01/01/2013 to 12/31/2013	$10.19489	$13.47958	26,310
01/01/2014 to 12/31/2014	$13.47958	$14.60434	24,990
01/01/2015 to 12/31/2015	$14.60434	$14.25237	51,718
01/01/2016 to 12/31/2016	$14.25237	$15.89439	198,100
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02850	$10.06988	9,561
01/01/2012 to 12/31/2012	$10.06988	$10.38070	93,513
01/01/2013 to 12/31/2013	$10.38070	$9.91515	215,443
01/01/2014 to 12/31/2014	$9.91515	$10.24859	135,400
01/01/2015 to 10/16/2015	$10.24859	$10.21698	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95889	$11.94964	170,123
01/01/2011 to 12/31/2011	$11.94964	$11.94490	273,121
01/01/2012 to 12/31/2012	$11.94490	$13.19559	476,410
01/01/2013 to 12/31/2013	$13.19559	$17.20139	472,075
01/01/2014 to 12/31/2014	$17.20139	$18.25146	456,658
01/01/2015 to 10/16/2015	$18.25146	$18.70836	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97302	$11.45213	78,400
01/01/2011 to 04/29/2011	$11.45213	$12.84323	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99114	$11.25860	109,466
01/01/2011 to 12/31/2011	$11.25860	$10.79250	175,157
01/01/2012 to 12/31/2012	$10.79250	$12.42576	307,952
01/01/2013 to 12/31/2013	$12.42576	$17.34560	357,009
01/01/2014 to 12/31/2014	$17.34560	$19.48059	452,206
01/01/2015 to 12/31/2015	$19.48059	$18.06995	349,941
01/01/2016 to 12/31/2016	$18.06995	$21.00158	330,477
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.32013	586,313
01/01/2013 to 12/31/2013	$10.32013	$12.06359	731,605
01/01/2014 to 12/31/2014	$12.06359	$12.46788	732,638
01/01/2015 to 12/31/2015	$12.46788	$12.10372	662,322
01/01/2016 to 12/31/2016	$12.10372	$12.41263	614,034
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93907	$11.70034	288,382
01/01/2011 to 12/31/2011	$11.70034	$9.17013	402,766
01/01/2012 to 12/31/2012	$9.17013	$10.63028	643,783
01/01/2013 to 12/31/2013	$10.63028	$10.47283	729,453
01/01/2014 to 12/31/2014	$10.47283	$9.81275	721,985
01/01/2015 to 12/31/2015	$9.81275	$8.03245	666,199
01/01/2016 to 12/31/2016	$8.03245	$8.87224	563,536
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98956	$10.61981	3,242,388
01/01/2011 to 12/31/2011	$10.61981	$10.54353	4,685,807
01/01/2012 to 12/31/2012	$10.54353	$11.43927	8,150,950
01/01/2013 to 12/31/2013	$11.43927	$12.28073	7,784,675
01/01/2014 to 12/31/2014	$12.28073	$12.76916	7,360,506
01/01/2015 to 12/31/2015	$12.76916	$12.57011	6,677,572
01/01/2016 to 12/31/2016	$12.57011	$13.03960	6,247,245

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01851	$10.06978	11,360
01/01/2012 to 12/31/2012	$10.06978	$10.60206	88,276
01/01/2013 to 12/31/2013	$10.60206	$10.18071	112,368
01/01/2014 to 12/31/2014	$10.18071	$10.61419	161,880
01/01/2015 to 12/31/2015	$10.61419	$10.40575	171,925
01/01/2016 to 12/31/2016	$10.40575	$10.65976	230,441
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96359	$11.53321	1,767,149
01/01/2011 to 12/31/2011	$11.53321	$10.63290	3,215,517
01/01/2012 to 12/31/2012	$10.63290	$11.80236	6,241,518
01/01/2013 to 12/31/2013	$11.80236	$13.57707	6,824,464
01/01/2014 to 12/31/2014	$13.57707	$14.57389	7,295,366
01/01/2015 to 12/31/2015	$14.57389	$14.23837	11,217,661
01/01/2016 to 12/31/2016	$14.23837	$15.40973	10,514,247
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.91439	8,682
01/01/2011 to 12/31/2011	$10.91439	$11.10006	48,028
01/01/2012 to 12/31/2012	$11.10006	$12.96275	202,404
01/01/2013 to 12/31/2013	$12.96275	$16.87460	221,960
01/01/2014 to 12/31/2014	$16.87460	$19.44302	385,403
01/01/2015 to 12/31/2015	$19.44302	$19.70100	339,850
01/01/2016 to 12/31/2016	$19.70100	$22.24202	333,051
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.89689	0
01/01/2012 to 12/31/2012	$8.89689	$9.89612	0
01/01/2013 to 12/31/2013	$9.89612	$11.90675	16,132
01/01/2014 to 12/31/2014	$11.90675	$12.46527	2,034
01/01/2015 to 12/31/2015	$12.46527	$12.27176	2,016
01/01/2016 to 12/31/2016	$12.27176	$12.82623	2,019
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98765	$10.80894	1,475,848
01/01/2011 to 12/31/2011	$10.80894	$10.43243	2,483,599
01/01/2012 to 12/31/2012	$10.43243	$11.30927	5,233,655
01/01/2013 to 12/31/2013	$11.30927	$12.49992	5,915,648
01/01/2014 to 12/31/2014	$12.49992	$12.91884	5,617,005
01/01/2015 to 12/31/2015	$12.91884	$12.67819	5,360,474
01/01/2016 to 12/31/2016	$12.67819	$13.06319	4,995,825
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97784	$10.99668	1,174,122
01/01/2011 to 12/31/2011	$10.99668	$10.55184	1,947,147
01/01/2012 to 12/31/2012	$10.55184	$12.02166	3,815,640
01/01/2013 to 12/31/2013	$12.02166	$13.95148	4,498,529
01/01/2014 to 12/31/2014	$13.95148	$14.45935	4,246,278
01/01/2015 to 12/31/2015	$14.45935	$14.13641	7,375,532
01/01/2016 to 12/31/2016	$14.13641	$14.84399	6,900,821
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98247	$10.78795	1,634,717
01/01/2011 to 12/31/2011	$10.78795	$10.24638	3,042,140
01/01/2012 to 12/31/2012	$10.24638	$11.19370	4,556,487
01/01/2013 to 12/31/2013	$11.19370	$12.58795	5,022,430
01/01/2014 to 12/31/2014	$12.58795	$12.74965	4,452,341
01/01/2015 to 10/16/2015	$12.74965	$12.39598	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97192	$12.18384	68,658
01/01/2011 to 12/31/2011	$12.18384	$10.40658	200,611
01/01/2012 to 12/31/2012	$10.40658	$12.28287	345,173
01/01/2013 to 12/31/2013	$12.28287	$17.00181	352,909
01/01/2014 to 12/31/2014	$17.00181	$17.53857	365,854
01/01/2015 to 12/31/2015	$17.53857	$17.47055	305,428
01/01/2016 to 12/31/2016	$17.47055	$18.49644	255,915
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96097	$12.64476	51,212
01/01/2011 to 12/31/2011	$12.64476	$12.30830	117,969
01/01/2012 to 12/31/2012	$12.30830	$13.57203	225,275
01/01/2013 to 12/31/2013	$13.57203	$18.03404	249,619
01/01/2014 to 12/31/2014	$18.03404	$18.40461	222,602
01/01/2015 to 12/31/2015	$18.40461	$18.23393	238,631
01/01/2016 to 12/31/2016	$18.23393	$20.08921	200,979
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96440	$11.49200	44,213
01/01/2011 to 12/31/2011	$11.49200	$10.62167	63,209
01/01/2012 to 12/31/2012	$10.62167	$12.33695	107,553
01/01/2013 to 12/31/2013	$12.33695	$16.66308	104,066
01/01/2014 to 12/31/2014	$16.66308	$17.24268	103,322
01/01/2015 to 12/31/2015	$17.24268	$16.21902	85,907
01/01/2016 to 12/31/2016	$16.21902	$20.60010	102,032
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99229	$10.71605	2,863,672
01/01/2011 to 12/31/2011	$10.71605	$10.74314	5,207,868
01/01/2012 to 12/31/2012	$10.74314	$11.98557	11,334,791
01/01/2013 to 12/31/2013	$11.98557	$13.76509	12,437,947
01/01/2014 to 12/31/2014	$13.76509	$14.32668	11,920,680
01/01/2015 to 12/31/2015	$14.32668	$14.08904	14,657,282
01/01/2016 to 12/31/2016	$14.08904	$14.89482	13,808,489
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98593	$10.56101	108,763
01/01/2011 to 12/31/2011	$10.56101	$10.21155	129,064
01/01/2012 to 12/31/2012	$10.21155	$11.76932	395,355
01/01/2013 to 12/31/2013	$11.76932	$15.00379	422,871
01/01/2014 to 12/31/2014	$15.00379	$15.85013	392,319
01/01/2015 to 10/16/2015	$15.85013	$14.68901	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97117	$11.16117	215,479
01/01/2011 to 12/31/2011	$11.16117	$10.78581	352,937
01/01/2012 to 12/31/2012	$10.78581	$12.46639	709,302
01/01/2013 to 12/31/2013	$12.46639	$17.64982	724,960
01/01/2014 to 12/31/2014	$17.64982	$18.79769	756,452
01/01/2015 to 12/31/2015	$18.79769	$20.24900	750,303
01/01/2016 to 12/31/2016	$20.24900	$20.44263	686,225
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85984	$11.50158	240,457
01/01/2011 to 12/31/2011	$11.50158	$9.61963	356,895
01/01/2012 to 12/31/2012	$9.61963	$9.79779	584,029
01/01/2013 to 12/31/2013	$9.79779	$11.11270	574,041
01/01/2014 to 12/31/2014	$11.11270	$10.01041	653,435
01/01/2015 to 12/31/2015	$10.01041	$7.94568	556,141
01/01/2016 to 12/31/2016	$7.94568	$9.73362	487,193

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98028	$10.33385	143,314
01/01/2011 to 12/31/2011	$10.33385	$10.57749	215,632
01/01/2012 to 12/31/2012	$10.57749	$10.94077	334,073
01/01/2013 to 12/31/2013	$10.94077	$10.35114	353,773
01/01/2014 to 12/31/2014	$10.35114	$10.23181	317,556
01/01/2015 to 12/31/2015	$10.23181	$9.59352	275,463
01/01/2016 to 12/31/2016	$9.59352	$9.84178	248,263
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98620	$10.69150	26,996
01/01/2011 to 12/31/2011	$10.69150	$10.45834	100,606
01/01/2012 to 12/31/2012	$10.45834	$11.65803	294,769
01/01/2013 to 12/31/2013	$11.65803	$15.42829	320,867
01/01/2014 to 12/31/2014	$15.42829	$15.40233	247,588
01/01/2015 to 12/31/2015	$15.40233	$14.22243	232,708
01/01/2016 to 12/31/2016	$14.22243	$14.83806	213,111
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98885	$11.52646	90,429
01/01/2011 to 12/31/2011	$11.52646	$10.93968	104,000
01/01/2012 to 12/31/2012	$10.93968	$12.73323	155,834
01/01/2013 to 12/31/2013	$12.73323	$16.57418	151,603
01/01/2014 to 12/31/2014	$16.57418	$18.73137	124,047
01/01/2015 to 12/31/2015	$18.73137	$17.19612	103,329
01/01/2016 to 12/31/2016	$17.19612	$19.27023	84,707
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.83435	317,149
01/01/2012 to 12/31/2012	$8.83435	$9.63986	1,128,299
01/01/2013 to 12/31/2013	$9.63986	$11.41894	1,513,199
01/01/2014 to 12/31/2014	$11.41894	$11.84282	2,692,810
01/01/2015 to 12/31/2015	$11.84282	$11.56788	2,525,006
01/01/2016 to 12/31/2016	$11.56788	$12.11360	2,311,573
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.42309	325,487
01/01/2011 to 12/31/2011	$10.42309	$10.86347	572,681
01/01/2012 to 12/31/2012	$10.86347	$11.51711	894,105
01/01/2013 to 12/31/2013	$11.51711	$11.15231	1,063,222
01/01/2014 to 12/31/2014	$11.15231	$11.75168	1,214,910
01/01/2015 to 12/31/2015	$11.75168	$11.69480	1,339,106
01/01/2016 to 12/31/2016	$11.69480	$12.08851	1,341,625
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97112	$10.66370	2,123,199
01/01/2011 to 12/31/2011	$10.66370	$10.30757	3,032,527
01/01/2012 to 09/21/2012	$10.30757	$11.54366	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.90%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96772	$10.79905	154,943
01/01/2011 to 12/31/2011	$10.79905	$10.31246	132,153
01/01/2012 to 12/31/2012	$10.31246	$11.38762	114,082
01/01/2013 to 12/31/2013	$11.38762	$12.28555	427,780
01/01/2014 to 12/31/2014	$12.28555	$12.51236	711,241
01/01/2015 to 12/31/2015	$12.51236	$11.87950	707,194
01/01/2016 to 12/31/2016	$11.87950	$12.39266	652,493
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97840	$10.90484	298,834
01/01/2011 to 12/31/2011	$10.90484	$10.71003	216,324
01/01/2012 to 12/31/2012	$10.71003	$11.94022	205,646
01/01/2013 to 12/31/2013	$11.94022	$13.65281	1,121,713
01/01/2014 to 12/31/2014	$13.65281	$14.21155	1,856,778
01/01/2015 to 12/31/2015	$14.21155	$14.05353	2,105,517
01/01/2016 to 12/31/2016	$14.05353	$14.76693	2,054,766
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00693	$10.79979	4,541
01/01/2011 to 12/31/2011	$10.79979	$10.97329	4,342
01/01/2012 to 05/04/2012	$10.97329	$11.91269	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98868	$10.75742	495,866
01/01/2011 to 12/31/2011	$10.75742	$10.42508	429,911
01/01/2012 to 12/31/2012	$10.42508	$11.50261	393,067
01/01/2013 to 12/31/2013	$11.50261	$13.27553	1,074,399
01/01/2014 to 12/31/2014	$13.27553	$13.87277	1,959,032
01/01/2015 to 12/31/2015	$13.87277	$13.67396	2,175,371
01/01/2016 to 12/31/2016	$13.67396	$14.25960	2,120,713
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	0
01/01/2012 to 12/31/2012	$9.15128	$10.04504	0
01/01/2013 to 12/31/2013	$10.04504	$10.92367	311,359
01/01/2014 to 12/31/2014	$10.92367	$11.24074	702,297
01/01/2015 to 12/31/2015	$11.24074	$10.69626	864,137
01/01/2016 to 12/31/2016	$10.69626	$11.22383	855,734
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.48203	165,387
01/01/2014 to 12/31/2014	$10.48203	$10.65089	371,321
01/01/2015 to 12/31/2015	$10.65089	$10.47700	468,829
01/01/2016 to 12/31/2016	$10.47700	$10.93082	476,221
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00785	$10.08594	15,226
01/01/2011 to 12/31/2011	$10.08594	$10.11721	11,174
01/01/2012 to 12/31/2012	$10.11721	$10.39081	10,747
01/01/2013 to 12/31/2013	$10.39081	$9.97182	48,740
01/01/2014 to 12/31/2014	$9.97182	$9.77297	96,935
01/01/2015 to 12/31/2015	$9.77297	$9.63362	76,421
01/01/2016 to 12/31/2016	$9.63362	$9.60532	100,033

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.35874	160,936
01/01/2011 to 12/31/2011	$10.35874	$10.48519	94,123
01/01/2012 to 12/31/2012	$10.48519	$11.24454	84,364
01/01/2013 to 12/31/2013	$11.24454	$10.82817	68,270
01/01/2014 to 12/31/2014	$10.82817	$11.07205	80,588
01/01/2015 to 12/31/2015	$11.07205	$10.63279	65,477
01/01/2016 to 12/31/2016	$10.63279	$10.87224	54,678
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99842	$10.59081	9,925
01/01/2011 to 12/31/2011	$10.59081	$11.57526	787,005
01/01/2012 to 12/31/2012	$11.57526	$11.93630	778,842
01/01/2013 to 12/31/2013	$11.93630	$11.46858	513,659
01/01/2014 to 12/31/2014	$11.46858	$11.41153	447,556
01/01/2015 to 12/31/2015	$11.41153	$11.21325	579,154
01/01/2016 to 12/31/2016	$11.21325	$11.12803	569,149
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00713	$10.63369	0
01/01/2011 to 12/31/2011	$10.63369	$11.84852	711,400
01/01/2012 to 12/31/2012	$11.84852	$12.28752	647,706
01/01/2013 to 12/31/2013	$12.28752	$11.67514	631,400
01/01/2014 to 12/31/2014	$11.67514	$11.75826	470,190
01/01/2015 to 12/31/2015	$11.75826	$11.62839	524,780
01/01/2016 to 12/31/2016	$11.62839	$11.59135	285,822
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99842	$10.63662	0
01/01/2011 to 12/31/2011	$10.63662	$12.10168	0
01/01/2012 to 12/31/2012	$12.10168	$12.56702	91,657
01/01/2013 to 12/31/2013	$12.56702	$11.73261	102,967
01/01/2014 to 12/31/2014	$11.73261	$12.00049	59,139
01/01/2015 to 12/31/2015	$12.00049	$11.89863	71,094
01/01/2016 to 12/31/2016	$11.89863	$11.84192	65,291
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00925	$10.66744	0
01/01/2011 to 12/31/2011	$10.66744	$12.41953	470
01/01/2012 to 12/31/2012	$12.41953	$12.95314	0
01/01/2013 to 12/31/2013	$12.95314	$11.87901	174,512
01/01/2014 to 12/31/2014	$11.87901	$12.37107	139,121
01/01/2015 to 12/31/2015	$12.37107	$12.32133	194,851
01/01/2016 to 12/31/2016	$12.32133	$12.32424	158,050
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00818	$10.76903	0
01/01/2011 to 12/31/2011	$10.76903	$12.70955	861,992
01/01/2012 to 12/31/2012	$12.70955	$13.31482	810,057
01/01/2013 to 12/31/2013	$13.31482	$12.14747	199,150
01/01/2014 to 12/31/2014	$12.14747	$12.83201	332,494
01/01/2015 to 12/31/2015	$12.83201	$12.81266	320,540
01/01/2016 to 12/31/2016	$12.81266	$12.82527	261,437
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99842	$12.00835	353,944
01/01/2012 to 12/31/2012	$12.00835	$12.46866	553,030
01/01/2013 to 12/31/2013	$12.46866	$11.03969	690,229
01/01/2014 to 12/31/2014	$11.03969	$11.95288	531,200
01/01/2015 to 12/31/2015	$11.95288	$11.97163	538,439
01/01/2016 to 12/31/2016	$11.97163	$11.95917	359,165

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99790	$10.38840	79,723
01/01/2013 to 12/31/2013	$10.38840	$9.15159	1,355,620
01/01/2014 to 12/31/2014	$9.15159	$10.11067	483,237
01/01/2015 to 12/31/2015	$10.11067	$10.18710	3,257
01/01/2016 to 12/31/2016	$10.18710	$10.18486	56,018
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99895	$8.74065	98,599
01/01/2014 to 12/31/2014	$8.74065	$9.82571	272,791
01/01/2015 to 12/31/2015	$9.82571	$9.91282	14,331
01/01/2016 to 12/31/2016	$9.91282	$9.91025	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99895	$11.29143	77,127
01/01/2015 to 12/31/2015	$11.29143	$11.29830	998,407
01/01/2016 to 12/31/2016	$11.29830	$11.35800	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99895	$9.92773	91,167
01/01/2016 to 12/31/2016	$9.92773	$9.94169	1,061,459
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99790	$9.86937	657,558
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97159	$10.56699	1,476
01/01/2011 to 12/31/2011	$10.56699	$9.75777	704
01/01/2012 to 12/31/2012	$9.75777	$10.83886	564
01/01/2013 to 12/31/2013	$10.83886	$13.97497	4,918
01/01/2014 to 12/31/2014	$13.97497	$15.11682	7,433
01/01/2015 to 12/31/2015	$15.11682	$14.12296	7,272
01/01/2016 to 12/31/2016	$14.12296	$15.75963	7,916
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97759	$10.83811	288,561
01/01/2011 to 12/31/2011	$10.83811	$10.37448	161,314
01/01/2012 to 12/31/2012	$10.37448	$11.57366	136,989
01/01/2013 to 12/31/2013	$11.57366	$13.92892	726,695
01/01/2014 to 12/31/2014	$13.92892	$14.62013	1,647,889
01/01/2015 to 12/31/2015	$14.62013	$14.41893	2,103,110
01/01/2016 to 12/31/2016	$14.41893	$15.11264	2,268,473
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	1,787
01/01/2014 to 12/31/2014	$11.63768	$12.97041	33,733
01/01/2015 to 12/31/2015	$12.97041	$12.26956	36,945
01/01/2016 to 12/31/2016	$12.26956	$13.82976	35,364
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95981	$11.79118	8,354
01/01/2011 to 12/31/2011	$11.79118	$12.32991	9,082
01/01/2012 to 12/31/2012	$12.32991	$13.95173	6,438
01/01/2013 to 12/31/2013	$13.95173	$14.11551	4,554
01/01/2014 to 12/31/2014	$14.11551	$18.12815	18,315
01/01/2015 to 12/31/2015	$18.12815	$18.64520	23,256
01/01/2016 to 12/31/2016	$18.64520	$19.17255	24,618
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99842	$9.67257	207,239
01/01/2014 to 12/31/2014	$9.67257	$9.97296	583,274
01/01/2015 to 12/31/2015	$9.97296	$9.77399	592,004
01/01/2016 to 12/31/2016	$9.77399	$10.02685	566,910

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.88634	84,105
01/01/2011 to 12/31/2011	$10.88634	$10.41579	63,624
01/01/2012 to 12/31/2012	$10.41579	$11.61080	62,762
01/01/2013 to 12/31/2013	$11.61080	$13.57992	494,570
01/01/2014 to 12/31/2014	$13.57992	$14.08375	1,168,594
01/01/2015 to 10/16/2015	$14.08375	$14.02069	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97590	$11.02002	203,708
01/01/2011 to 12/31/2011	$11.02002	$10.64837	156,932
01/01/2012 to 12/31/2012	$10.64837	$11.55676	142,625
01/01/2013 to 12/31/2013	$11.55676	$13.01069	531,149
01/01/2014 to 12/31/2014	$13.01069	$13.16575	872,849
01/01/2015 to 12/31/2015	$13.16575	$13.04361	1,193,809
01/01/2016 to 12/31/2016	$13.04361	$13.34057	1,209,702
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.72966	215,706
01/01/2013 to 12/31/2013	$10.72966	$13.10168	190,407
01/01/2014 to 12/31/2014	$13.10168	$13.26115	185,525
01/01/2015 to 10/16/2015	$13.26115	$12.68104	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.79794	427,309
01/01/2014 to 12/31/2014	$10.79794	$10.86389	998,337
01/01/2015 to 10/16/2015	$10.86389	$10.34896	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97009	$11.55054	6,075
01/01/2011 to 12/31/2011	$11.55054	$10.76044	2,731
01/01/2012 to 12/31/2012	$10.76044	$13.38514	2,361
01/01/2013 to 12/31/2013	$13.38514	$13.70175	1,196
01/01/2014 to 12/31/2014	$13.70175	$15.31302	5,133
01/01/2015 to 12/31/2015	$15.31302	$15.00855	4,492
01/01/2016 to 12/31/2016	$15.00855	$14.85588	4,835
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01842	$10.78581	12,389
01/01/2011 to 12/31/2011	$10.78581	$10.16248	5,211
01/01/2012 to 12/31/2012	$10.16248	$11.93949	5,478
01/01/2013 to 12/31/2013	$11.93949	$15.19607	5,563
01/01/2014 to 02/07/2014	$15.19607	$14.94551	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99167	$10.77026	8,117
01/01/2011 to 12/31/2011	$10.77026	$9.98271	3,561
01/01/2012 to 12/31/2012	$9.98271	$11.71868	3,339
01/01/2013 to 12/31/2013	$11.71868	$15.35222	8,983
01/01/2014 to 12/31/2014	$15.35222	$17.03825	22,227
01/01/2015 to 12/31/2015	$17.03825	$15.94208	54,302
01/01/2016 to 12/31/2016	$15.94208	$17.44498	51,333
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01975	$11.42143	14,643
01/01/2011 to 12/31/2011	$11.42143	$10.87115	10,984
01/01/2012 to 12/31/2012	$10.87115	$12.75606	6,987
01/01/2013 to 12/31/2013	$12.75606	$16.54211	13,075
01/01/2014 to 12/31/2014	$16.54211	$18.09847	21,528
01/01/2015 to 12/31/2015	$18.09847	$16.74518	39,669
01/01/2016 to 12/31/2016	$16.74518	$16.69798	40,367

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70690	133,407
01/01/2011 to 12/31/2011	$10.70690	$10.45048	88,967
01/01/2012 to 12/31/2012	$10.45048	$11.29012	62,652
01/01/2013 to 12/31/2013	$11.29012	$12.16343	470,528
01/01/2014 to 12/31/2014	$12.16343	$12.41448	771,815
01/01/2015 to 12/31/2015	$12.41448	$12.06788	821,049
01/01/2016 to 12/31/2016	$12.06788	$12.46133	805,442
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96505	$11.49647	12,376
01/01/2011 to 12/31/2011	$11.49647	$11.42521	9,830
01/01/2012 to 12/31/2012	$11.42521	$12.96647	6,907
01/01/2013 to 12/31/2013	$12.96647	$17.65730	12,855
01/01/2014 to 12/31/2014	$17.65730	$18.56865	19,041
01/01/2015 to 12/31/2015	$18.56865	$17.21498	17,290
01/01/2016 to 12/31/2016	$17.21498	$20.99466	16,559
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99843	$9.84822	634
01/01/2011 to 12/31/2011	$9.84822	$9.66356	390
01/01/2012 to 12/31/2012	$9.66356	$9.48024	275
01/01/2013 to 12/31/2013	$9.48024	$9.30014	11,794
01/01/2014 to 12/31/2014	$9.30014	$9.12348	55,662
01/01/2015 to 12/31/2015	$9.12348	$8.95015	45,175
01/01/2016 to 12/31/2016	$8.95015	$8.78059	20,871
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98440	$10.76839	14,033
01/01/2011 to 12/31/2011	$10.76839	$10.89931	11,010
01/01/2012 to 12/31/2012	$10.89931	$12.17532	9,565
01/01/2013 to 12/31/2013	$12.17532	$12.80158	10,980
01/01/2014 to 12/31/2014	$12.80158	$12.87958	52,516
01/01/2015 to 12/31/2015	$12.87958	$12.18460	60,688
01/01/2016 to 12/31/2016	$12.18460	$13.79401	56,464
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99041	$10.62452	0
01/01/2011 to 12/31/2011	$10.62452	$9.98690	0
01/01/2012 to 12/31/2012	$9.98690	$11.45122	0
01/01/2013 to 12/31/2013	$11.45122	$15.71162	9,401
01/01/2014 to 12/31/2014	$15.71162	$17.53196	26,182
01/01/2015 to 12/31/2015	$17.53196	$15.85109	26,087
01/01/2016 to 12/31/2016	$15.85109	$18.64310	26,396
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92925	$11.26302	11,414
01/01/2011 to 12/31/2011	$11.26302	$9.62127	7,245
01/01/2012 to 12/31/2012	$9.62127	$11.36049	6,477
01/01/2013 to 12/31/2013	$11.36049	$13.26847	4,617
01/01/2014 to 12/31/2014	$13.26847	$12.29718	7,578
01/01/2015 to 12/31/2015	$12.29718	$12.44336	5,012
01/01/2016 to 12/31/2016	$12.44336	$11.74631	6,479
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92912	$10.80157	5,018
01/01/2011 to 12/31/2011	$10.80157	$9.26679	3,829
01/01/2012 to 12/31/2012	$9.26679	$10.60652	3,715
01/01/2013 to 12/31/2013	$10.60652	$12.43063	6,000
01/01/2014 to 12/31/2014	$12.43063	$11.37699	7,716
01/01/2015 to 12/31/2015	$11.37699	$11.25207	6,928
01/01/2016 to 12/31/2016	$11.25207	$11.10280	6,423

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Investment Grade Bond Portfolio
02/25/2013* to 12/31/2013	$10.04416	$9.58248	0
01/01/2014 to 12/31/2014	$9.58248	$10.03301	4,360
01/01/2015 to 12/31/2015	$10.03301	$9.95788	571,958
01/01/2016 to 12/31/2016	$9.95788	$10.17981	1,034,456
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97666	$10.87788	50,507
01/01/2011 to 12/31/2011	$10.87788	$10.61070	47,740
01/01/2012 to 12/31/2012	$10.61070	$11.82263	49,065
01/01/2013 to 12/31/2013	$11.82263	$13.48642	305,865
01/01/2014 to 12/31/2014	$13.48642	$14.07221	546,197
01/01/2015 to 12/31/2015	$14.07221	$13.66023	661,769
01/01/2016 to 12/31/2016	$13.66023	$14.10036	663,148
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92178	$10.56344	4,504
01/01/2011 to 12/31/2011	$10.56344	$9.41473	1,853
01/01/2012 to 12/31/2012	$9.41473	$11.25910	2,083
01/01/2013 to 12/31/2013	$11.25910	$12.74180	4,419
01/01/2014 to 12/31/2014	$12.74180	$11.70410	30,339
01/01/2015 to 12/31/2015	$11.70410	$11.16087	30,425
01/01/2016 to 12/31/2016	$11.16087	$11.16076	30,859
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.59346	112,641
01/01/2011 to 12/31/2011	$10.59346	$10.41679	83,867
01/01/2012 to 12/31/2012	$10.41679	$11.31408	70,443
01/01/2013 to 12/31/2013	$11.31408	$12.32370	180,845
01/01/2014 to 12/31/2014	$12.32370	$12.74837	349,981
01/01/2015 to 12/31/2015	$12.74837	$12.48326	424,604
01/01/2016 to 12/31/2016	$12.48326	$12.71671	414,355
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97127	$10.78242	17,547
01/01/2011 to 12/31/2011	$10.78242	$10.64798	11,764
01/01/2012 to 12/31/2012	$10.64798	$12.03168	10,338
01/01/2013 to 12/31/2013	$12.03168	$16.11071	4,038
01/01/2014 to 12/31/2014	$16.11071	$17.30665	6,517
01/01/2015 to 12/31/2015	$17.30665	$18.78339	5,553
01/01/2016 to 12/31/2016	$18.78339	$18.15736	5,168
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99253	$11.31191	6,498
01/01/2011 to 12/31/2011	$11.31191	$10.99595	2,780
01/01/2012 to 12/31/2012	$10.99595	$12.10993	2,872
01/01/2013 to 12/31/2013	$12.10993	$16.22936	2,771
01/01/2014 to 12/31/2014	$16.22936	$17.60703	11,626
01/01/2015 to 12/31/2015	$17.60703	$19.01221	9,072
01/01/2016 to 12/31/2016	$19.01221	$19.69184	7,431
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98860	$10.82752	893
01/01/2011 to 12/31/2011	$10.82752	$11.70248	1,403
01/01/2012 to 12/31/2012	$11.70248	$12.16055	991
01/01/2013 to 12/31/2013	$12.16055	$11.69087	10,044
01/01/2014 to 12/31/2014	$11.69087	$12.20150	12,738
01/01/2015 to 12/31/2015	$12.20150	$11.89979	13,192
01/01/2016 to 12/31/2016	$11.89979	$11.97789	17,513

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98755	$10.90100	7,833
01/01/2011 to 12/31/2011	$10.90100	$10.35922	5,493
01/01/2012 to 12/31/2012	$10.35922	$12.50742	3,959
01/01/2013 to 12/31/2013	$12.50742	$15.66056	3,078
01/01/2014 to 12/31/2014	$15.66056	$15.92073	5,144
01/01/2015 to 12/31/2015	$15.92073	$15.38936	5,888
01/01/2016 to 12/31/2016	$15.38936	$16.17127	6,464
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.87655	6,060
01/01/2011 to 12/31/2011	$10.87655	$10.60683	2,566
01/01/2012 to 12/31/2012	$10.60683	$12.18265	3,081
01/01/2013 to 12/31/2013	$12.18265	$16.33812	6,084
01/01/2014 to 12/31/2014	$16.33812	$17.42381	9,878
01/01/2015 to 12/31/2015	$17.42381	$18.32835	8,406
01/01/2016 to 12/31/2016	$18.32835	$18.32462	8,939
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	4,666
01/01/2014 to 12/31/2014	$13.44187	$14.53393	6,768
01/01/2015 to 12/31/2015	$14.53393	$14.15468	8,281
01/01/2016 to 12/31/2016	$14.15468	$15.75350	9,147
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02833	$10.06632	0
01/01/2012 to 12/31/2012	$10.06632	$10.35604	0
01/01/2013 to 12/31/2013	$10.35604	$9.87150	0
01/01/2014 to 12/31/2014	$9.87150	$10.18287	1,509
01/01/2015 to 10/16/2015	$10.18287	$10.13506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95872	$11.93011	3,805
01/01/2011 to 12/31/2011	$11.93011	$11.90113	1,963
01/01/2012 to 12/31/2012	$11.90113	$13.12034	2,568
01/01/2013 to 12/31/2013	$13.12034	$17.06853	12,826
01/01/2014 to 12/31/2014	$17.06853	$18.07363	20,734
01/01/2015 to 10/16/2015	$18.07363	$18.49618	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97285	$11.43344	1,379
01/01/2011 to 04/29/2011	$11.43344	$12.81381	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99098	$11.24020	2,569
01/01/2011 to 12/31/2011	$11.24020	$10.75300	1,902
01/01/2012 to 12/31/2012	$10.75300	$12.35515	1,785
01/01/2013 to 12/31/2013	$12.35515	$17.21196	17,385
01/01/2014 to 12/31/2014	$17.21196	$19.29110	24,085
01/01/2015 to 12/31/2015	$19.29110	$17.85778	20,175
01/01/2016 to 12/31/2016	$17.85778	$20.71307	20,560
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	4,572
01/01/2013 to 12/31/2013	$10.30591	$12.02243	164,303
01/01/2014 to 12/31/2014	$12.02243	$12.40002	354,444
01/01/2015 to 12/31/2015	$12.40002	$12.01335	465,156
01/01/2016 to 12/31/2016	$12.01335	$12.29506	512,880

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93890	$11.68109	24,943
01/01/2011 to 12/31/2011	$11.68109	$9.13642	17,385
01/01/2012 to 12/31/2012	$9.13642	$10.56957	10,106
01/01/2013 to 12/31/2013	$10.56957	$10.39181	14,396
01/01/2014 to 12/31/2014	$10.39181	$9.71685	17,017
01/01/2015 to 12/31/2015	$9.71685	$7.93770	15,640
01/01/2016 to 12/31/2016	$7.93770	$8.74987	17,206
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98939	$10.60245	393,476
01/01/2011 to 12/31/2011	$10.60245	$10.50489	272,532
01/01/2012 to 12/31/2012	$10.50489	$11.37415	244,555
01/01/2013 to 12/31/2013	$11.37415	$12.18605	691,299
01/01/2014 to 12/31/2014	$12.18605	$12.64490	1,143,117
01/01/2015 to 12/31/2015	$12.64490	$12.42241	1,257,307
01/01/2016 to 12/31/2016	$12.42241	$12.86037	1,278,579
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	0
01/01/2012 to 12/31/2012	$10.06623	$10.57685	0
01/01/2013 to 12/31/2013	$10.57685	$10.13596	345
01/01/2014 to 12/31/2014	$10.13596	$10.54611	69,760
01/01/2015 to 12/31/2015	$10.54611	$10.31799	82,414
01/01/2016 to 12/31/2016	$10.31799	$10.54843	82,362
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96342	$11.51434	138,008
01/01/2011 to 12/31/2011	$11.51434	$10.59391	87,805
01/01/2012 to 12/31/2012	$10.59391	$11.73515	80,358
01/01/2013 to 12/31/2013	$11.73515	$13.47231	486,763
01/01/2014 to 12/31/2014	$13.47231	$14.43197	1,078,879
01/01/2015 to 12/31/2015	$14.43197	$14.07110	1,496,821
01/01/2016 to 12/31/2016	$14.07110	$15.19778	1,551,233
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.89657	2,332
01/01/2011 to 12/31/2011	$10.89657	$11.05948	1,101
01/01/2012 to 12/31/2012	$11.05948	$12.88919	1,075
01/01/2013 to 12/31/2013	$12.88919	$16.74464	712
01/01/2014 to 12/31/2014	$16.74464	$19.25416	6,999
01/01/2015 to 12/31/2015	$19.25416	$19.46992	8,420
01/01/2016 to 12/31/2016	$19.46992	$21.93650	7,689
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	0
01/01/2012 to 12/31/2012	$8.88478	$9.86246	0
01/01/2013 to 12/31/2013	$9.86246	$11.84221	3,907
01/01/2014 to 12/31/2014	$11.84221	$12.37240	7,967
01/01/2015 to 12/31/2015	$12.37240	$12.15561	9,221
01/01/2016 to 12/31/2016	$12.15561	$12.67909	9,010
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98748	$10.79117	253,274
01/01/2011 to 12/31/2011	$10.79117	$10.39420	169,711
01/01/2012 to 12/31/2012	$10.39420	$11.24487	146,649
01/01/2013 to 12/31/2013	$11.24487	$12.40346	619,536
01/01/2014 to 12/31/2014	$12.40346	$12.79317	901,167
01/01/2015 to 12/31/2015	$12.79317	$12.52933	1,941,390
01/01/2016 to 12/31/2016	$12.52933	$12.88360	1,829,141

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97768	$10.97865	90,109
01/01/2011 to 12/31/2011	$10.97865	$10.51321	72,183
01/01/2012 to 12/31/2012	$10.51321	$11.95330	79,833
01/01/2013 to 12/31/2013	$11.95330	$13.84402	492,695
01/01/2014 to 12/31/2014	$13.84402	$14.31877	810,045
01/01/2015 to 12/31/2015	$14.31877	$13.97050	1,514,588
01/01/2016 to 12/31/2016	$13.97050	$14.64021	1,479,994
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98231	$10.77026	98,208
01/01/2011 to 12/31/2011	$10.77026	$10.20877	154,236
01/01/2012 to 12/31/2012	$10.20877	$11.13003	130,486
01/01/2013 to 12/31/2013	$11.13003	$12.49092	293,629
01/01/2014 to 12/31/2014	$12.49092	$12.62568	519,434
01/01/2015 to 10/16/2015	$12.62568	$12.25556	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97176	$12.16375	2,818
01/01/2011 to 12/31/2011	$12.16375	$10.36831	2,704
01/01/2012 to 12/31/2012	$10.36831	$12.21274	2,241
01/01/2013 to 12/31/2013	$12.21274	$16.87039	3,306
01/01/2014 to 12/31/2014	$16.87039	$17.36748	10,091
01/01/2015 to 12/31/2015	$17.36748	$17.26490	8,500
01/01/2016 to 12/31/2016	$17.26490	$18.24165	7,795
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96081	$12.62411	2,369
01/01/2011 to 12/31/2011	$12.62411	$12.26334	985
01/01/2012 to 12/31/2012	$12.26334	$13.49477	1,295
01/01/2013 to 12/31/2013	$13.49477	$17.89491	8,900
01/01/2014 to 12/31/2014	$17.89491	$18.22541	11,764
01/01/2015 to 12/31/2015	$18.22541	$18.01957	9,606
01/01/2016 to 12/31/2016	$18.01957	$19.81286	11,955
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96424	$11.47308	2,916
01/01/2011 to 12/31/2011	$11.47308	$10.58275	1,021
01/01/2012 to 12/31/2012	$10.58275	$12.26676	914
01/01/2013 to 12/31/2013	$12.26676	$16.53459	1,840
01/01/2014 to 12/31/2014	$16.53459	$17.07496	4,761
01/01/2015 to 12/31/2015	$17.07496	$16.02859	5,503
01/01/2016 to 12/31/2016	$16.02859	$20.31700	4,190
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99212	$10.69858	424,416
01/01/2011 to 12/31/2011	$10.69858	$10.70386	354,864
01/01/2012 to 12/31/2012	$10.70386	$11.91749	311,145
01/01/2013 to 12/31/2013	$11.91749	$13.65914	1,302,316
01/01/2014 to 12/31/2014	$13.65914	$14.18744	2,512,380
01/01/2015 to 12/31/2015	$14.18744	$13.92374	4,223,132
01/01/2016 to 12/31/2016	$13.92374	$14.69039	4,147,582
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98577	$10.54371	15,541
01/01/2011 to 12/31/2011	$10.54371	$10.17416	10,893
01/01/2012 to 12/31/2012	$10.17416	$11.70232	10,075
01/01/2013 to 12/31/2013	$11.70232	$14.88796	10,907
01/01/2014 to 12/31/2014	$14.88796	$15.69575	27,663
01/01/2015 to 10/16/2015	$15.69575	$14.52236	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97100	$11.14285	35,721
01/01/2011 to 12/31/2011	$11.14285	$10.74611	28,961
01/01/2012 to 12/31/2012	$10.74611	$12.39520	23,590
01/01/2013 to 12/31/2013	$12.39520	$17.51339	29,021
01/01/2014 to 12/31/2014	$17.51339	$18.61447	56,020
01/01/2015 to 12/31/2015	$18.61447	$20.01090	60,817
01/01/2016 to 12/31/2016	$20.01090	$20.16122	59,831
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85968	$11.48283	16,796
01/01/2011 to 12/31/2011	$11.48283	$9.58441	13,137
01/01/2012 to 12/31/2012	$9.58441	$9.74218	10,910
01/01/2013 to 12/31/2013	$9.74218	$11.02705	4,485
01/01/2014 to 12/31/2014	$11.02705	$9.91307	10,425
01/01/2015 to 12/31/2015	$9.91307	$7.85235	11,349
01/01/2016 to 12/31/2016	$7.85235	$9.59967	9,765
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98011	$10.31689	24,262
01/01/2011 to 12/31/2011	$10.31689	$10.53864	16,566
01/01/2012 to 12/31/2012	$10.53864	$10.87844	15,623
01/01/2013 to 12/31/2013	$10.87844	$10.27131	11,270
01/01/2014 to 12/31/2014	$10.27131	$10.13234	35,195
01/01/2015 to 12/31/2015	$10.13234	$9.48072	32,653
01/01/2016 to 12/31/2016	$9.48072	$9.70623	33,571
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98603	$10.67390	9,539
01/01/2011 to 12/31/2011	$10.67390	$10.41987	2,561
01/01/2012 to 12/31/2012	$10.41987	$11.59143	2,472
01/01/2013 to 12/31/2013	$11.59143	$15.30911	570
01/01/2014 to 12/31/2014	$15.30911	$15.25228	5,726
01/01/2015 to 12/31/2015	$15.25228	$14.05521	5,211
01/01/2016 to 12/31/2016	$14.05521	$14.63380	5,661
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98869	$11.50772	2,859
01/01/2011 to 12/31/2011	$11.50772	$10.89980	978
01/01/2012 to 12/31/2012	$10.89980	$12.66098	1,022
01/01/2013 to 12/31/2013	$12.66098	$16.44666	2,641
01/01/2014 to 12/31/2014	$16.44666	$18.54936	7,132
01/01/2015 to 12/31/2015	$18.54936	$16.99439	7,431
01/01/2016 to 12/31/2016	$16.99439	$19.00556	7,345
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.82229	0
01/01/2012 to 12/31/2012	$8.82229	$9.60719	10,169
01/01/2013 to 12/31/2013	$9.60719	$11.35710	366,460
01/01/2014 to 12/31/2014	$11.35710	$11.75460	1,198,339
01/01/2015 to 12/31/2015	$11.75460	$11.45826	1,338,817
01/01/2016 to 12/31/2016	$11.45826	$11.97442	1,255,799
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.40601	37,972
01/01/2011 to 12/31/2011	$10.40601	$10.82363	22,075
01/01/2012 to 12/31/2012	$10.82363	$11.45149	21,616
01/01/2013 to 12/31/2013	$11.45149	$11.06625	32,491
01/01/2014 to 12/31/2014	$11.06625	$11.63736	70,423
01/01/2015 to 12/31/2015	$11.63736	$11.55742	63,917
01/01/2016 to 12/31/2016	$11.55742	$11.92225	62,894

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97095	$10.64626	288,389
01/01/2011 to 12/31/2011	$10.64626	$10.26981	212,446
01/01/2012 to 09/21/2012	$10.26981	$11.48435	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.10%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	616,622
01/01/2011 to 12/31/2011	$10.78127	$10.27449	1,188,522
01/01/2012 to 12/31/2012	$10.27449	$11.32236	1,537,363
01/01/2013 to 12/31/2013	$11.32236	$12.19011	1,612,732
01/01/2014 to 12/31/2014	$12.19011	$12.38986	1,375,382
01/01/2015 to 12/31/2015	$12.38986	$11.73914	1,098,760
01/01/2016 to 12/31/2016	$11.73914	$12.22137	994,260
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	470,553
01/01/2011 to 12/31/2011	$10.88690	$10.67064	735,064
01/01/2012 to 12/31/2012	$10.67064	$11.87203	1,358,648
01/01/2013 to 12/31/2013	$11.87203	$13.54713	1,460,959
01/01/2014 to 12/31/2014	$13.54713	$14.07267	1,416,850
01/01/2015 to 12/31/2015	$14.07267	$13.88783	1,332,878
01/01/2016 to 12/31/2016	$13.88783	$14.56311	1,246,753
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.78205	23,240
01/01/2011 to 12/31/2011	$10.78205	$10.93295	36,914
01/01/2012 to 05/04/2012	$10.93295	$11.86055	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	572,938
01/01/2011 to 12/31/2011	$10.73966	$10.38658	960,066
01/01/2012 to 12/31/2012	$10.38658	$11.43662	1,455,490
01/01/2013 to 12/31/2013	$11.43662	$13.17247	1,582,290
01/01/2014 to 12/31/2014	$13.17247	$13.73688	1,545,081
01/01/2015 to 12/31/2015	$13.73688	$13.51240	1,450,619
01/01/2016 to 12/31/2016	$13.51240	$14.06251	1,340,995
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	82,761
01/01/2012 to 12/31/2012	$9.13879	$10.01086	388,295
01/01/2013 to 12/31/2013	$10.01086	$10.86430	389,792
01/01/2014 to 12/31/2014	$10.86430	$11.15680	354,953
01/01/2015 to 12/31/2015	$11.15680	$10.59478	327,092
01/01/2016 to 12/31/2016	$10.59478	$11.09480	288,327
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.46739	5,218
01/01/2014 to 12/31/2014	$10.46739	$10.61412	5,620
01/01/2015 to 12/31/2015	$10.61412	$10.41960	6,262
01/01/2016 to 12/31/2016	$10.41960	$10.84881	4,674
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	52,634
01/01/2011 to 12/31/2011	$10.06943	$10.07987	87,127
01/01/2012 to 12/31/2012	$10.07987	$10.33107	107,653
01/01/2013 to 12/31/2013	$10.33107	$9.89418	81,693
01/01/2014 to 12/31/2014	$9.89418	$9.67708	75,778
01/01/2015 to 12/31/2015	$9.67708	$9.51958	50,579
01/01/2016 to 12/31/2016	$9.51958	$9.47295	35,766

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	542,883
01/01/2011 to 12/31/2011	$10.34172	$10.44670	725,486
01/01/2012 to 12/31/2012	$10.44670	$11.18028	1,202,300
01/01/2013 to 12/31/2013	$11.18028	$10.74438	1,310,826
01/01/2014 to 12/31/2014	$10.74438	$10.96377	1,221,686
01/01/2015 to 12/31/2015	$10.96377	$10.50721	974,784
01/01/2016 to 12/31/2016	$10.50721	$10.72204	874,714
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97142	$10.54959	18,414
01/01/2011 to 12/31/2011	$10.54959	$9.72183	30,744
01/01/2012 to 12/31/2012	$9.72183	$10.77688	55,779
01/01/2013 to 12/31/2013	$10.77688	$13.86671	57,328
01/01/2014 to 12/31/2014	$13.86671	$14.96906	56,173
01/01/2015 to 12/31/2015	$14.96906	$13.95634	48,255
01/01/2016 to 12/31/2016	$13.95634	$15.54200	41,004
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	534,767
01/01/2011 to 12/31/2011	$10.82029	$10.33635	590,706
01/01/2012 to 12/31/2012	$10.33635	$11.50768	998,236
01/01/2013 to 12/31/2013	$11.50768	$13.82131	1,367,287
01/01/2014 to 12/31/2014	$13.82131	$14.47761	1,378,372
01/01/2015 to 12/31/2015	$14.47761	$14.24918	1,337,845
01/01/2016 to 12/31/2016	$14.24918	$14.90433	1,282,112
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	6,248
01/01/2014 to 12/31/2014	$11.61742	$12.92135	35,560
01/01/2015 to 12/31/2015	$12.92135	$12.19819	31,414
01/01/2016 to 12/31/2016	$12.19819	$13.72148	61,906
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	25,309
01/01/2011 to 12/31/2011	$11.77181	$12.28453	27,831
01/01/2012 to 12/31/2012	$12.28453	$13.87195	55,888
01/01/2013 to 12/31/2013	$13.87195	$14.00615	66,756
01/01/2014 to 12/31/2014	$14.00615	$17.95101	69,485
01/01/2015 to 12/31/2015	$17.95101	$18.42533	53,286
01/01/2016 to 12/31/2016	$18.42533	$18.90802	41,764
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99826	$9.65911	11,949
01/01/2014 to 12/31/2014	$9.65911	$9.93876	12,590
01/01/2015 to 12/31/2015	$9.93876	$9.72055	14,749
01/01/2016 to 12/31/2016	$9.72055	$9.95163	12,887
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.86854	186,146
01/01/2011 to 12/31/2011	$10.86854	$10.37751	412,292
01/01/2012 to 12/31/2012	$10.37751	$11.54455	788,885
01/01/2013 to 12/31/2013	$11.54455	$13.47490	972,996
01/01/2014 to 12/31/2014	$13.47490	$13.94630	998,494
01/01/2015 to 10/16/2015	$13.94630	$13.86136	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	514,803
01/01/2011 to 12/31/2011	$11.00198	$10.60927	978,290
01/01/2012 to 12/31/2012	$10.60927	$11.49073	1,613,890
01/01/2013 to 12/31/2013	$11.49073	$12.90995	1,482,592
01/01/2014 to 12/31/2014	$12.90995	$13.03710	1,048,264
01/01/2015 to 12/31/2015	$13.03710	$12.88970	1,004,960
01/01/2016 to 12/31/2016	$12.88970	$13.15637	947,052

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.71478	1,295,548
01/01/2013 to 12/31/2013	$10.71478	$13.05681	1,433,148
01/01/2014 to 12/31/2014	$13.05681	$13.18875	1,390,086
01/01/2015 to 10/16/2015	$13.18875	$12.59144	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.78284	123,296
01/01/2014 to 12/31/2014	$10.78284	$10.82649	188,173
01/01/2015 to 10/16/2015	$10.82649	$10.29668	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	19,913
01/01/2011 to 12/31/2011	$11.53165	$10.72094	18,697
01/01/2012 to 12/31/2012	$10.72094	$13.30873	29,922
01/01/2013 to 12/31/2013	$13.30873	$13.59570	35,859
01/01/2014 to 12/31/2014	$13.59570	$15.16355	32,869
01/01/2015 to 12/31/2015	$15.16355	$14.83180	29,993
01/01/2016 to 12/31/2016	$14.83180	$14.65107	28,470
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01826	$10.76811	11,213
01/01/2011 to 12/31/2011	$10.76811	$10.12518	12,107
01/01/2012 to 12/31/2012	$10.12518	$11.87142	22,047
01/01/2013 to 12/31/2013	$11.87142	$15.07851	28,109
01/01/2014 to 02/07/2014	$15.07851	$14.82672	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99150	$10.75256	21,331
01/01/2011 to 12/31/2011	$10.75256	$9.94608	50,887
01/01/2012 to 12/31/2012	$9.94608	$11.65181	89,883
01/01/2013 to 12/31/2013	$11.65181	$15.23345	93,138
01/01/2014 to 12/31/2014	$15.23345	$16.87205	103,246
01/01/2015 to 12/31/2015	$16.87205	$15.75437	154,973
01/01/2016 to 12/31/2016	$15.75437	$17.20445	163,855
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	17,909
01/01/2011 to 12/31/2011	$11.40273	$10.83119	31,037
01/01/2012 to 12/31/2012	$10.83119	$12.68323	67,026
01/01/2013 to 12/31/2013	$12.68323	$16.41409	77,749
01/01/2014 to 12/31/2014	$16.41409	$17.92176	72,445
01/01/2015 to 12/31/2015	$17.92176	$16.54789	105,671
01/01/2016 to 12/31/2016	$16.54789	$16.46765	102,967
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	274,293
01/01/2011 to 12/31/2011	$10.68940	$10.41222	413,703
01/01/2012 to 12/31/2012	$10.41222	$11.22580	631,707
01/01/2013 to 12/31/2013	$11.22580	$12.06932	616,474
01/01/2014 to 12/31/2014	$12.06932	$12.29341	589,431
01/01/2015 to 12/31/2015	$12.29341	$11.92573	472,291
01/01/2016 to 12/31/2016	$11.92573	$12.28947	422,557
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	44,646
01/01/2011 to 12/31/2011	$11.47751	$11.38312	47,480
01/01/2012 to 12/31/2012	$11.38312	$12.89210	77,117
01/01/2013 to 12/31/2013	$12.89210	$17.52034	82,400
01/01/2014 to 12/31/2014	$17.52034	$18.38705	91,633
01/01/2015 to 12/31/2015	$18.38705	$17.01185	74,059
01/01/2016 to 12/31/2016	$17.01185	$20.70469	72,349

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	68,016
01/01/2011 to 12/31/2011	$9.83210	$9.62805	130,445
01/01/2012 to 12/31/2012	$9.62805	$9.42621	155,067
01/01/2013 to 12/31/2013	$9.42621	$9.22821	198,123
01/01/2014 to 12/31/2014	$9.22821	$9.03434	165,720
01/01/2015 to 12/31/2015	$9.03434	$8.84463	142,010
01/01/2016 to 12/31/2016	$8.84463	$8.65942	129,006
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	47,933
01/01/2011 to 12/31/2011	$10.75077	$10.85949	66,789
01/01/2012 to 12/31/2012	$10.85949	$12.10603	88,288
01/01/2013 to 12/31/2013	$12.10603	$12.70285	96,327
01/01/2014 to 12/31/2014	$12.70285	$12.75411	99,076
01/01/2015 to 12/31/2015	$12.75411	$12.04126	74,329
01/01/2016 to 12/31/2016	$12.04126	$13.60403	68,636
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	9,369
01/01/2011 to 12/31/2011	$10.60710	$9.95015	8,712
01/01/2012 to 12/31/2012	$9.95015	$11.38581	18,692
01/01/2013 to 12/31/2013	$11.38581	$15.59005	36,250
01/01/2014 to 12/31/2014	$15.59005	$17.36079	43,160
01/01/2015 to 12/31/2015	$17.36079	$15.66437	44,468
01/01/2016 to 12/31/2016	$15.66437	$18.38597	71,622
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	20,260
01/01/2011 to 12/31/2011	$11.24449	$9.58589	24,041
01/01/2012 to 12/31/2012	$9.58589	$11.29559	35,590
01/01/2013 to 12/31/2013	$11.29559	$13.16577	39,165
01/01/2014 to 12/31/2014	$13.16577	$12.17716	37,512
01/01/2015 to 12/31/2015	$12.17716	$12.29675	36,556
01/01/2016 to 12/31/2016	$12.29675	$11.58431	26,314
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	15,359
01/01/2011 to 12/31/2011	$10.78368	$9.23249	30,645
01/01/2012 to 12/31/2012	$9.23249	$10.54563	42,525
01/01/2013 to 12/31/2013	$10.54563	$12.33410	42,005
01/01/2014 to 12/31/2014	$12.33410	$11.26549	42,556
01/01/2015 to 12/31/2015	$11.26549	$11.11906	27,383
01/01/2016 to 12/31/2016	$11.11906	$10.94929	21,349
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	395
01/01/2011 to 12/31/2011	$10.58844	$11.65657	4,284,339
01/01/2012 to 12/31/2012	$11.65657	$12.48437	1,875,844
01/01/2013 to 12/31/2013	$12.48437	$11.83322	360,518
01/01/2014 to 12/31/2014	$11.83322	$12.36430	472,431
01/01/2015 to 12/31/2015	$12.36430	$12.24661	1,799,371
01/01/2016 to 12/31/2016	$12.24661	$12.49409	1,950,007
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	180,020
01/01/2011 to 12/31/2011	$10.86001	$10.57177	326,722
01/01/2012 to 12/31/2012	$10.57177	$11.75519	600,897
01/01/2013 to 12/31/2013	$11.75519	$13.38210	600,819
01/01/2014 to 12/31/2014	$13.38210	$13.93493	599,949
01/01/2015 to 12/31/2015	$13.93493	$13.49945	551,011
01/01/2016 to 12/31/2016	$13.49945	$13.90612	511,599

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	69,067
01/01/2011 to 12/31/2011	$10.54608	$9.38012	81,760
01/01/2012 to 12/31/2012	$9.38012	$11.19486	138,763
01/01/2013 to 12/31/2013	$11.19486	$12.64339	158,885
01/01/2014 to 12/31/2014	$12.64339	$11.58999	165,397
01/01/2015 to 12/31/2015	$11.58999	$11.02943	130,939
01/01/2016 to 12/31/2016	$11.02943	$11.00699	132,936
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	175,060
01/01/2011 to 12/31/2011	$10.57605	$10.37847	273,353
01/01/2012 to 12/31/2012	$10.37847	$11.24938	422,245
01/01/2013 to 12/31/2013	$11.24938	$12.22821	402,427
01/01/2014 to 12/31/2014	$12.22821	$12.62374	383,051
01/01/2015 to 12/31/2015	$12.62374	$12.33605	336,583
01/01/2016 to 12/31/2016	$12.33605	$12.54118	290,070
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	11,375
01/01/2011 to 12/31/2011	$10.76470	$10.60883	43,364
01/01/2012 to 12/31/2012	$10.60883	$11.96308	80,352
01/01/2013 to 12/31/2013	$11.96308	$15.98615	77,382
01/01/2014 to 12/31/2014	$15.98615	$17.13785	82,679
01/01/2015 to 12/31/2015	$17.13785	$18.56219	72,098
01/01/2016 to 12/31/2016	$18.56219	$17.90707	60,028
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	61,542
01/01/2011 to 12/31/2011	$11.29330	$10.95551	80,684
01/01/2012 to 12/31/2012	$10.95551	$12.04063	135,355
01/01/2013 to 12/31/2013	$12.04063	$16.10352	132,455
01/01/2014 to 12/31/2014	$16.10352	$17.43484	162,487
01/01/2015 to 12/31/2015	$17.43484	$18.78781	98,578
01/01/2016 to 12/31/2016	$18.78781	$19.41983	100,063
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98843	$10.80977	21,880
01/01/2011 to 12/31/2011	$10.80977	$11.65957	74,063
01/01/2012 to 12/31/2012	$11.65957	$12.09112	150,777
01/01/2013 to 12/31/2013	$12.09112	$11.60035	160,033
01/01/2014 to 12/31/2014	$11.60035	$12.08231	191,458
01/01/2015 to 12/31/2015	$12.08231	$11.75954	201,943
01/01/2016 to 12/31/2016	$11.75954	$11.81263	187,534
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	35,110
01/01/2011 to 12/31/2011	$10.88308	$10.32113	51,259
01/01/2012 to 12/31/2012	$10.32113	$12.43595	78,335
01/01/2013 to 12/31/2013	$12.43595	$15.53932	89,553
01/01/2014 to 12/31/2014	$15.53932	$15.76524	93,252
01/01/2015 to 12/31/2015	$15.76524	$15.20794	90,219
01/01/2016 to 12/31/2016	$15.20794	$15.94814	88,569
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	15,539
01/01/2011 to 12/31/2011	$10.85871	$10.56782	28,979
01/01/2012 to 12/31/2012	$10.56782	$12.11316	59,322
01/01/2013 to 12/31/2013	$12.11316	$16.21185	55,641
01/01/2014 to 12/31/2014	$16.21185	$17.25380	83,631
01/01/2015 to 12/31/2015	$17.25380	$18.11252	39,864
01/01/2016 to 12/31/2016	$18.11252	$18.07191	38,229

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	0
01/01/2013 to 12/31/2013	$10.17946	$13.40436	3,034
01/01/2014 to 12/31/2014	$13.40436	$14.46368	1,843
01/01/2015 to 12/31/2015	$14.46368	$14.05744	2,847
01/01/2016 to 12/31/2016	$14.05744	$15.61340	20,978
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02817	$10.06278	8,399
01/01/2012 to 12/31/2012	$10.06278	$10.33112	29,471
01/01/2013 to 12/31/2013	$10.33112	$9.82763	60,081
01/01/2014 to 12/31/2014	$9.82763	$10.11671	36,432
01/01/2015 to 10/16/2015	$10.11671	$10.05294	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95855	$11.91048	48,483
01/01/2011 to 12/31/2011	$11.91048	$11.85733	46,767
01/01/2012 to 12/31/2012	$11.85733	$13.04531	71,398
01/01/2013 to 12/31/2013	$13.04531	$16.93622	70,202
01/01/2014 to 12/31/2014	$16.93622	$17.89683	63,205
01/01/2015 to 10/16/2015	$17.89683	$18.28561	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97268	$11.41452	6,289
01/01/2011 to 04/29/2011	$11.41452	$12.78404	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	23,350
01/01/2011 to 12/31/2011	$11.22185	$10.71360	49,052
01/01/2012 to 12/31/2012	$10.71360	$12.28480	90,654
01/01/2013 to 12/31/2013	$12.28480	$17.07924	100,251
01/01/2014 to 12/31/2014	$17.07924	$19.10337	111,928
01/01/2015 to 12/31/2015	$19.10337	$17.64787	85,414
01/01/2016 to 12/31/2016	$17.64787	$20.42786	98,836
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	97,976
01/01/2013 to 12/31/2013	$10.29169	$11.98140	123,017
01/01/2014 to 12/31/2014	$11.98140	$12.33254	167,860
01/01/2015 to 12/31/2015	$12.33254	$11.92365	171,554
01/01/2016 to 12/31/2016	$11.92365	$12.17840	150,285
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	84,926
01/01/2011 to 12/31/2011	$11.66195	$9.10284	90,497
01/01/2012 to 12/31/2012	$9.10284	$10.50918	143,486
01/01/2013 to 12/31/2013	$10.50918	$10.31145	177,032
01/01/2014 to 12/31/2014	$10.31145	$9.62209	173,301
01/01/2015 to 12/31/2015	$9.62209	$7.84425	140,164
01/01/2016 to 12/31/2016	$7.84425	$8.62930	136,119
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	861,017
01/01/2011 to 12/31/2011	$10.58499	$10.46635	1,285,489
01/01/2012 to 12/31/2012	$10.46635	$11.30921	1,905,620
01/01/2013 to 12/31/2013	$11.30921	$12.09170	1,742,237
01/01/2014 to 12/31/2014	$12.09170	$12.52144	1,620,577
01/01/2015 to 12/31/2015	$12.52144	$12.27605	1,453,620
01/01/2016 to 12/31/2016	$12.27605	$12.68287	1,249,014

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	0
01/01/2012 to 12/31/2012	$10.06267	$10.55146	26,834
01/01/2013 to 12/31/2013	$10.55146	$10.09089	23,433
01/01/2014 to 12/31/2014	$10.09089	$10.47775	27,600
01/01/2015 to 12/31/2015	$10.47775	$10.23026	26,846
01/01/2016 to 12/31/2016	$10.23026	$10.43751	51,554
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	376,361
01/01/2011 to 12/31/2011	$11.49547	$10.55499	757,177
01/01/2012 to 12/31/2012	$10.55499	$11.66811	1,007,820
01/01/2013 to 12/31/2013	$11.66811	$13.36799	1,072,370
01/01/2014 to 12/31/2014	$13.36799	$14.29091	1,128,809
01/01/2015 to 12/31/2015	$14.29091	$13.90511	2,143,874
01/01/2016 to 12/31/2016	$13.90511	$14.98807	2,032,021
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	5,467
01/01/2011 to 12/31/2011	$10.87869	$11.01886	11,596
01/01/2012 to 12/31/2012	$11.01886	$12.81560	21,851
01/01/2013 to 12/31/2013	$12.81560	$16.61507	21,322
01/01/2014 to 12/31/2014	$16.61507	$19.06605	112,723
01/01/2015 to 12/31/2015	$19.06605	$19.24041	45,845
01/01/2016 to 12/31/2016	$19.24041	$21.63385	40,745
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	409,386
01/01/2011 to 12/31/2011	$10.77337	$10.35589	684,746
01/01/2012 to 12/31/2012	$10.35589	$11.18047	1,280,409
01/01/2013 to 12/31/2013	$11.18047	$12.30719	1,309,146
01/01/2014 to 12/31/2014	$12.30719	$12.66800	1,274,882
01/01/2015 to 12/31/2015	$12.66800	$12.38138	1,160,188
01/01/2016 to 12/31/2016	$12.38138	$12.70553	1,034,925
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97751	$10.96058	500,697
01/01/2011 to 12/31/2011	$10.96058	$10.47443	653,736
01/01/2012 to 12/31/2012	$10.47443	$11.88484	1,045,311
01/01/2013 to 12/31/2013	$11.88484	$13.73656	1,029,033
01/01/2014 to 12/31/2014	$13.73656	$14.17862	978,037
01/01/2015 to 12/31/2015	$14.17862	$13.80554	1,513,958
01/01/2016 to 12/31/2016	$13.80554	$14.43790	1,312,173
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98214	$10.75257	579,333
01/01/2011 to 12/31/2011	$10.75257	$10.17124	731,970
01/01/2012 to 12/31/2012	$10.17124	$11.06628	1,046,899
01/01/2013 to 12/31/2013	$11.06628	$12.39404	1,052,237
01/01/2014 to 12/31/2014	$12.39404	$12.50220	923,831
01/01/2015 to 10/16/2015	$12.50220	$12.11615	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	23,445
01/01/2011 to 12/31/2011	$12.14387	$10.33026	36,225
01/01/2012 to 12/31/2012	$10.33026	$12.14309	52,355
01/01/2013 to 12/31/2013	$12.14309	$16.73995	46,992
01/01/2014 to 12/31/2014	$16.73995	$17.19813	46,415
01/01/2015 to 12/31/2015	$17.19813	$17.06163	30,253
01/01/2016 to 12/31/2016	$17.06163	$17.99015	27,490
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	13,391
01/01/2011 to 12/31/2011	$12.60328	$12.21817	27,114
01/01/2012 to 12/31/2012	$12.21817	$13.41755	46,297
01/01/2013 to 12/31/2013	$13.41755	$17.75618	51,816
01/01/2014 to 12/31/2014	$17.75618	$18.04719	47,606
01/01/2015 to 12/31/2015	$18.04719	$17.80700	49,101
01/01/2016 to 12/31/2016	$17.80700	$19.53933	45,284
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	7,722
01/01/2011 to 12/31/2011	$11.45416	$10.54377	12,218
01/01/2012 to 12/31/2012	$10.54377	$12.19664	18,498
01/01/2013 to 12/31/2013	$12.19664	$16.40654	23,966
01/01/2014 to 12/31/2014	$16.40654	$16.90814	21,016
01/01/2015 to 12/31/2015	$16.90814	$15.83959	19,310
01/01/2016 to 12/31/2016	$15.83959	$20.03660	27,068
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	707,216
01/01/2011 to 12/31/2011	$10.68099	$10.66444	1,337,590
01/01/2012 to 12/31/2012	$10.66444	$11.84920	2,328,321
01/01/2013 to 12/31/2013	$11.84920	$13.55300	2,287,341
01/01/2014 to 12/31/2014	$13.55300	$14.04852	2,188,310
01/01/2015 to 12/31/2015	$14.04852	$13.75930	2,879,384
01/01/2016 to 12/31/2016	$13.75930	$14.48726	2,699,414
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98560	$10.52650	56,818
01/01/2011 to 12/31/2011	$10.52650	$10.13681	51,784
01/01/2012 to 12/31/2012	$10.13681	$11.63543	84,564
01/01/2013 to 12/31/2013	$11.63543	$14.77261	94,968
01/01/2014 to 12/31/2014	$14.77261	$15.54229	98,115
01/01/2015 to 10/16/2015	$15.54229	$14.35714	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	55,153
01/01/2011 to 12/31/2011	$11.12457	$10.70663	65,814
01/01/2012 to 12/31/2012	$10.70663	$12.32438	225,910
01/01/2013 to 12/31/2013	$12.32438	$17.37774	249,250
01/01/2014 to 12/31/2014	$17.37774	$18.43263	200,200
01/01/2015 to 12/31/2015	$18.43263	$19.77495	160,060
01/01/2016 to 12/31/2016	$19.77495	$19.88294	105,973
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	53,809
01/01/2011 to 12/31/2011	$11.46379	$9.54897	87,132
01/01/2012 to 12/31/2012	$9.54897	$9.68622	145,906
01/01/2013 to 12/31/2013	$9.68622	$10.94133	122,996
01/01/2014 to 12/31/2014	$10.94133	$9.81585	142,333
01/01/2015 to 12/31/2015	$9.81585	$7.75949	102,995
01/01/2016 to 12/31/2016	$7.75949	$9.46706	87,308

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	29,703
01/01/2011 to 12/31/2011	$10.29998	$10.49994	64,033
01/01/2012 to 12/31/2012	$10.49994	$10.81629	82,860
01/01/2013 to 12/31/2013	$10.81629	$10.19168	85,023
01/01/2014 to 12/31/2014	$10.19168	$10.03320	77,196
01/01/2015 to 12/31/2015	$10.03320	$9.36886	52,958
01/01/2016 to 12/31/2016	$9.36886	$9.57221	44,342
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	7,248
01/01/2011 to 12/31/2011	$10.65635	$10.38154	30,066
01/01/2012 to 12/31/2012	$10.38154	$11.52522	47,433
01/01/2013 to 12/31/2013	$11.52522	$15.19051	51,332
01/01/2014 to 12/31/2014	$15.19051	$15.10316	52,642
01/01/2015 to 12/31/2015	$15.10316	$13.88932	36,430
01/01/2016 to 12/31/2016	$13.88932	$14.43178	28,716
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	21,125
01/01/2011 to 12/31/2011	$11.48881	$10.85968	16,563
01/01/2012 to 12/31/2012	$10.85968	$12.58860	32,066
01/01/2013 to 12/31/2013	$12.58860	$16.31935	33,498
01/01/2014 to 12/31/2014	$16.31935	$18.36824	31,639
01/01/2015 to 12/31/2015	$18.36824	$16.79407	26,990
01/01/2016 to 12/31/2016	$16.79407	$18.74335	29,368
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	83,306
01/01/2012 to 12/31/2012	$8.81016	$9.57427	212,135
01/01/2013 to 12/31/2013	$9.57427	$11.29515	518,800
01/01/2014 to 12/31/2014	$11.29515	$11.66673	468,480
01/01/2015 to 12/31/2015	$11.66673	$11.34940	413,270
01/01/2016 to 12/31/2016	$11.34940	$11.83661	373,206
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	105,724
01/01/2011 to 12/31/2011	$10.38898	$10.78389	181,083
01/01/2012 to 12/31/2012	$10.78389	$11.38606	240,075
01/01/2013 to 12/31/2013	$11.38606	$10.98046	270,639
01/01/2014 to 12/31/2014	$10.98046	$11.52347	360,966
01/01/2015 to 12/31/2015	$11.52347	$11.42096	282,686
01/01/2016 to 12/31/2016	$11.42096	$11.75748	294,367
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97078	$10.62883	617,891
01/01/2011 to 12/31/2011	$10.62883	$10.23205	889,696
01/01/2012 to 09/21/2012	$10.23205	$11.42516	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.30%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	119,777
01/01/2011 to 12/31/2011	$10.76360	$10.23677	63,270
01/01/2012 to 12/31/2012	$10.23677	$11.25791	55,665
01/01/2013 to 12/31/2013	$11.25791	$12.09609	51,239
01/01/2014 to 12/31/2014	$12.09609	$12.26912	48,272
01/01/2015 to 12/31/2015	$12.26912	$11.60105	23,189
01/01/2016 to 12/31/2016	$11.60105	$12.05305	16,955
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	135,746
01/01/2011 to 12/31/2011	$10.86903	$10.63140	97,104
01/01/2012 to 12/31/2012	$10.63140	$11.80420	86,608
01/01/2013 to 12/31/2013	$11.80420	$13.44221	53,339
01/01/2014 to 12/31/2014	$13.44221	$13.93521	61,095
01/01/2015 to 12/31/2015	$13.93521	$13.72405	39,168
01/01/2016 to 12/31/2016	$13.72405	$14.36201	30,438
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.76424	1,802
01/01/2011 to 12/31/2011	$10.76424	$10.89267	1,502
01/01/2012 to 05/04/2012	$10.89267	$11.80858	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	264,599
01/01/2011 to 12/31/2011	$10.72203	$10.34844	228,689
01/01/2012 to 12/31/2012	$10.34844	$11.37141	207,751
01/01/2013 to 12/31/2013	$11.37141	$13.07048	142,794
01/01/2014 to 12/31/2014	$13.07048	$13.60269	163,330
01/01/2015 to 12/31/2015	$13.60269	$13.35307	85,736
01/01/2016 to 12/31/2016	$13.35307	$13.86830	61,334
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	0
01/01/2012 to 12/31/2012	$9.12620	$9.97667	0
01/01/2013 to 12/31/2013	$9.97667	$10.80518	1,041
01/01/2014 to 12/31/2014	$10.80518	$11.07340	0
01/01/2015 to 12/31/2015	$11.07340	$10.49404	0
01/01/2016 to 12/31/2016	$10.49404	$10.96688	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45288	508
01/01/2014 to 12/31/2014	$10.45288	$10.57783	2,013
01/01/2015 to 12/31/2015	$10.57783	$10.36267	810
01/01/2016 to 12/31/2016	$10.36267	$10.76761	322
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	998
01/01/2011 to 12/31/2011	$10.05274	$10.04285	1,989
01/01/2012 to 12/31/2012	$10.04285	$10.27228	569
01/01/2013 to 12/31/2013	$10.27228	$9.81790	20
01/01/2014 to 12/31/2014	$9.81790	$9.58291	143
01/01/2015 to 12/31/2015	$9.58291	$9.40784	123
01/01/2016 to 12/31/2016	$9.40784	$9.34229	76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	156,041
01/01/2011 to 12/31/2011	$10.32475	$10.40836	103,225
01/01/2012 to 12/31/2012	$10.40836	$11.11653	98,464
01/01/2013 to 12/31/2013	$11.11653	$10.66129	62,675
01/01/2014 to 12/31/2014	$10.66129	$10.85686	52,098
01/01/2015 to 12/31/2015	$10.85686	$10.38362	44,109
01/01/2016 to 12/31/2016	$10.38362	$10.57422	36,562
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99809	$10.55604	4,400
01/01/2011 to 12/31/2011	$10.55604	$11.49032	558,066
01/01/2012 to 12/31/2012	$11.49032	$11.80030	530,733
01/01/2013 to 12/31/2013	$11.80030	$11.29161	346,966
01/01/2014 to 12/31/2014	$11.29161	$11.18955	265,948
01/01/2015 to 12/31/2015	$11.18955	$10.95026	310,705
01/01/2016 to 12/31/2016	$10.95026	$10.82278	300,191
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00679	$10.59877	0
01/01/2011 to 12/31/2011	$10.59877	$11.76169	615,430
01/01/2012 to 12/31/2012	$11.76169	$12.14766	703,996
01/01/2013 to 12/31/2013	$12.14766	$11.49527	736,638
01/01/2014 to 12/31/2014	$11.49527	$11.52978	666,603
01/01/2015 to 12/31/2015	$11.52978	$11.35600	431,274
01/01/2016 to 12/31/2016	$11.35600	$11.27384	357,047
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	53,846
01/01/2013 to 12/31/2013	$12.42372	$11.55152	32,333
01/01/2014 to 12/31/2014	$11.55152	$11.76707	14,700
01/01/2015 to 12/31/2015	$11.76707	$11.61949	16,974
01/01/2016 to 12/31/2016	$11.61949	$11.51704	17,620
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	201
01/01/2012 to 12/31/2012	$12.32822	$12.80538	0
01/01/2013 to 12/31/2013	$12.80538	$11.69563	158,506
01/01/2014 to 12/31/2014	$11.69563	$12.13039	99,469
01/01/2015 to 12/31/2015	$12.13039	$12.03229	135,334
01/01/2016 to 12/31/2016	$12.03229	$11.98615	127,469
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	453,232
01/01/2012 to 12/31/2012	$12.61630	$13.16317	428,448
01/01/2013 to 12/31/2013	$13.16317	$11.96003	204,525
01/01/2014 to 12/31/2014	$11.96003	$12.58253	323,814
01/01/2015 to 12/31/2015	$12.58253	$12.51228	324,881
01/01/2016 to 12/31/2016	$12.51228	$12.47376	298,187
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	94,051
01/01/2012 to 12/31/2012	$11.95962	$12.36732	176,446
01/01/2013 to 12/31/2013	$12.36732	$10.90536	130,875
01/01/2014 to 12/31/2014	$10.90536	$11.75937	72,368
01/01/2015 to 12/31/2015	$11.75937	$11.72977	132,585
01/01/2016 to 12/31/2016	$11.72977	$11.66990	99,527

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	30,847
01/01/2013 to 12/31/2013	$10.34590	$9.07699	519,876
01/01/2014 to 12/31/2014	$9.07699	$9.98740	189,047
01/01/2015 to 12/31/2015	$9.98740	$10.02192	2,675
01/01/2016 to 12/31/2016	$10.02192	$9.97904	28,792
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	98,535
01/01/2014 to 12/31/2014	$8.70488	$9.74562	106,037
01/01/2015 to 12/31/2015	$9.74562	$9.79194	0
01/01/2016 to 12/31/2016	$9.79194	$9.74958	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	23,476
01/01/2015 to 12/31/2015	$11.24540	$11.20625	394,975
01/01/2016 to 12/31/2016	$11.20625	$11.21982	9,081
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	5,413
01/01/2016 to 12/31/2016	$9.88722	$9.86091	288,362
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	201,380
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97125	$10.53223	7,561
01/01/2011 to 12/31/2011	$10.53223	$9.68613	4,803
01/01/2012 to 12/31/2012	$9.68613	$10.71530	3,915
01/01/2013 to 12/31/2013	$10.71530	$13.75930	1,502
01/01/2014 to 12/31/2014	$13.75930	$14.82283	1,419
01/01/2015 to 12/31/2015	$14.82283	$13.79187	832
01/01/2016 to 12/31/2016	$13.79187	$15.32756	313
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	305,283
01/01/2011 to 12/31/2011	$10.80239	$10.29819	176,110
01/01/2012 to 12/31/2012	$10.29819	$11.44169	156,027
01/01/2013 to 12/31/2013	$11.44169	$13.71394	114,823
01/01/2014 to 12/31/2014	$13.71394	$14.33579	103,446
01/01/2015 to 12/31/2015	$14.33579	$14.08079	44,830
01/01/2016 to 12/31/2016	$14.08079	$14.69822	50,965
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	0
01/01/2014 to 12/31/2014	$11.59720	$12.87257	1,247
01/01/2015 to 12/31/2015	$12.87257	$12.12727	787
01/01/2016 to 12/31/2016	$12.12727	$13.61387	829
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	3,756
01/01/2011 to 12/31/2011	$11.75243	$12.23924	3,216
01/01/2012 to 12/31/2012	$12.23924	$13.79249	3,016
01/01/2013 to 12/31/2013	$13.79249	$13.89752	2,176
01/01/2014 to 12/31/2014	$13.89752	$17.77560	2,671
01/01/2015 to 12/31/2015	$17.77560	$18.20804	1,776
01/01/2016 to 12/31/2016	$18.20804	$18.64698	1,535
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64568	3,635
01/01/2014 to 12/31/2014	$9.64568	$9.90467	27,011
01/01/2015 to 12/31/2015	$9.90467	$9.66740	18
01/01/2016 to 12/31/2016	$9.66740	$9.87709	18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.85057	41,534
01/01/2011 to 12/31/2011	$10.85057	$10.33928	30,417
01/01/2012 to 12/31/2012	$10.33928	$11.47849	24,505
01/01/2013 to 12/31/2013	$11.47849	$13.37038	27,175
01/01/2014 to 12/31/2014	$13.37038	$13.80990	26,655
01/01/2015 to 10/16/2015	$13.80990	$13.70360	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	112,953
01/01/2011 to 12/31/2011	$10.98381	$10.57010	94,586
01/01/2012 to 12/31/2012	$10.57010	$11.42496	80,938
01/01/2013 to 12/31/2013	$11.42496	$12.80989	51,012
01/01/2014 to 12/31/2014	$12.80989	$12.90966	55,467
01/01/2015 to 12/31/2015	$12.90966	$12.73776	43,842
01/01/2016 to 12/31/2016	$12.73776	$12.97467	37,638
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.69999	194,984
01/01/2013 to 12/31/2013	$10.69999	$13.01231	144,927
01/01/2014 to 12/31/2014	$13.01231	$13.11702	138,990
01/01/2015 to 10/16/2015	$13.11702	$12.50271	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76783	11,011
01/01/2014 to 12/31/2014	$10.76783	$10.78945	12,284
01/01/2015 to 10/16/2015	$10.78945	$10.24485	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	2,506
01/01/2011 to 12/31/2011	$11.51275	$10.68145	1,555
01/01/2012 to 12/31/2012	$10.68145	$13.23265	1,841
01/01/2013 to 12/31/2013	$13.23265	$13.49041	1,334
01/01/2014 to 12/31/2014	$13.49041	$15.01538	714
01/01/2015 to 12/31/2015	$15.01538	$14.65689	512
01/01/2016 to 12/31/2016	$14.65689	$14.44880	412
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01809	$10.75038	1,700
01/01/2011 to 12/31/2011	$10.75038	$10.08777	2,218
01/01/2012 to 12/31/2012	$10.08777	$11.80336	2,264
01/01/2013 to 12/31/2013	$11.80336	$14.96141	1,855
01/01/2014 to 02/07/2014	$14.96141	$14.70842	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99134	$10.73491	19,275
01/01/2011 to 12/31/2011	$10.73491	$9.90949	7,044
01/01/2012 to 12/31/2012	$9.90949	$11.58529	6,111
01/01/2013 to 12/31/2013	$11.58529	$15.11560	4,472
01/01/2014 to 12/31/2014	$15.11560	$16.70734	6,548
01/01/2015 to 12/31/2015	$16.70734	$15.56866	5,892
01/01/2016 to 12/31/2016	$15.56866	$16.96697	5,066
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	9,315
01/01/2011 to 12/31/2011	$11.38383	$10.79120	4,713
01/01/2012 to 12/31/2012	$10.79120	$12.61054	3,989
01/01/2013 to 12/31/2013	$12.61054	$16.28679	3,482
01/01/2014 to 12/31/2014	$16.28679	$17.74638	3,516
01/01/2015 to 12/31/2015	$17.74638	$16.35246	3,313
01/01/2016 to 12/31/2016	$16.35246	$16.23998	2,034

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	54,102
01/01/2011 to 12/31/2011	$10.67177	$10.37382	28,997
01/01/2012 to 12/31/2012	$10.37382	$11.16148	27,954
01/01/2013 to 12/31/2013	$11.16148	$11.97581	28,338
01/01/2014 to 12/31/2014	$11.97581	$12.17331	29,066
01/01/2015 to 12/31/2015	$12.17331	$11.78513	20,471
01/01/2016 to 12/31/2016	$11.78513	$12.11993	17,895
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	7,737
01/01/2011 to 12/31/2011	$11.45866	$11.34127	3,541
01/01/2012 to 12/31/2012	$11.34127	$12.81851	3,365
01/01/2013 to 12/31/2013	$12.81851	$17.38469	3,166
01/01/2014 to 12/31/2014	$17.38469	$18.20742	3,565
01/01/2015 to 12/31/2015	$18.20742	$16.81121	1,651
01/01/2016 to 12/31/2016	$16.81121	$20.41897	636
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	0
01/01/2011 to 12/31/2011	$9.81590	$9.59256	2,518
01/01/2012 to 12/31/2012	$9.59256	$9.37229	144
01/01/2013 to 12/31/2013	$9.37229	$9.15665	12
01/01/2014 to 12/31/2014	$9.15665	$8.94614	12
01/01/2015 to 12/31/2015	$8.94614	$8.74032	9,140
01/01/2016 to 12/31/2016	$8.74032	$8.53994	12
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	6,489
01/01/2011 to 12/31/2011	$10.73309	$10.81948	5,584
01/01/2012 to 12/31/2012	$10.81948	$12.03683	5,190
01/01/2013 to 12/31/2013	$12.03683	$12.60442	3,175
01/01/2014 to 12/31/2014	$12.60442	$12.62960	4,130
01/01/2015 to 12/31/2015	$12.62960	$11.89940	3,434
01/01/2016 to 12/31/2016	$11.89940	$13.41635	2,193
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	213
01/01/2011 to 12/31/2011	$10.58960	$9.91346	98
01/01/2012 to 12/31/2012	$9.91346	$11.32062	123
01/01/2013 to 12/31/2013	$11.32062	$15.46916	1,828
01/01/2014 to 12/31/2014	$15.46916	$17.19095	768
01/01/2015 to 12/31/2015	$17.19095	$15.47940	334
01/01/2016 to 12/31/2016	$15.47940	$18.13181	359
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	7,047
01/01/2011 to 12/31/2011	$11.22607	$9.55062	3,231
01/01/2012 to 12/31/2012	$9.55062	$11.23108	2,698
01/01/2013 to 12/31/2013	$11.23108	$13.06392	4,061
01/01/2014 to 12/31/2014	$13.06392	$12.05820	3,525
01/01/2015 to 12/31/2015	$12.05820	$12.15171	2,721
01/01/2016 to 12/31/2016	$12.15171	$11.42423	2,689
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	1,863
01/01/2011 to 12/31/2011	$10.76596	$9.19856	5,339
01/01/2012 to 12/31/2012	$9.19856	$10.48534	3,699
01/01/2013 to 12/31/2013	$10.48534	$12.23853	2,133
01/01/2014 to 12/31/2014	$12.23853	$11.15543	1,329
01/01/2015 to 12/31/2015	$11.15543	$10.98783	975
01/01/2016 to 12/31/2016	$10.98783	$10.79796	608

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	16,667
01/01/2011 to 12/31/2011	$10.84209	$10.53278	11,827
01/01/2012 to 12/31/2012	$10.53278	$11.68784	11,711
01/01/2013 to 12/31/2013	$11.68784	$13.27832	9,914
01/01/2014 to 12/31/2014	$13.27832	$13.79866	8,888
01/01/2015 to 12/31/2015	$13.79866	$13.33999	5,302
01/01/2016 to 12/31/2016	$13.33999	$13.71391	3,581
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	1,727
01/01/2011 to 12/31/2011	$10.52888	$9.34567	795
01/01/2012 to 12/31/2012	$9.34567	$11.13086	623
01/01/2013 to 12/31/2013	$11.13086	$12.54532	2,181
01/01/2014 to 12/31/2014	$12.54532	$11.47656	3,018
01/01/2015 to 12/31/2015	$11.47656	$10.89916	1,738
01/01/2016 to 12/31/2016	$10.89916	$10.85482	615
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	81,043
01/01/2011 to 12/31/2011	$10.55869	$10.34036	58,277
01/01/2012 to 12/31/2012	$10.34036	$11.18508	55,380
01/01/2013 to 12/31/2013	$11.18508	$12.13349	26,826
01/01/2014 to 12/31/2014	$12.13349	$12.50029	33,624
01/01/2015 to 12/31/2015	$12.50029	$12.19051	29,312
01/01/2016 to 12/31/2016	$12.19051	$12.36794	24,442
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	200
01/01/2011 to 12/31/2011	$10.74695	$10.56966	2,545
01/01/2012 to 12/31/2012	$10.56966	$11.89459	2,286
01/01/2013 to 12/31/2013	$11.89459	$15.86218	877
01/01/2014 to 12/31/2014	$15.86218	$16.97024	1,375
01/01/2015 to 12/31/2015	$16.97024	$18.34311	792
01/01/2016 to 12/31/2016	$18.34311	$17.65976	345
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	16,118
01/01/2011 to 12/31/2011	$11.27468	$10.91510	5,251
01/01/2012 to 12/31/2012	$10.91510	$11.97169	4,493
01/01/2013 to 12/31/2013	$11.97169	$15.97874	2,669
01/01/2014 to 12/31/2014	$15.97874	$17.26455	5,812
01/01/2015 to 12/31/2015	$17.26455	$18.56636	3,568
01/01/2016 to 12/31/2016	$18.56636	$19.15200	2,490
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98826	$10.79204	2,161
01/01/2011 to 12/31/2011	$10.79204	$11.61675	918
01/01/2012 to 12/31/2012	$11.61675	$12.02209	2,209
01/01/2013 to 12/31/2013	$12.02209	$11.51061	9,706
01/01/2014 to 12/31/2014	$11.51061	$11.96438	10,316
01/01/2015 to 12/31/2015	$11.96438	$11.62102	4,950
01/01/2016 to 12/31/2016	$11.62102	$11.64985	3,127
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	5,725
01/01/2011 to 12/31/2011	$10.86514	$10.28312	2,065
01/01/2012 to 12/31/2012	$10.28312	$12.36479	1,446
01/01/2013 to 12/31/2013	$12.36479	$15.41885	6,180
01/01/2014 to 12/31/2014	$15.41885	$15.61113	7,705
01/01/2015 to 12/31/2015	$15.61113	$15.02861	2,616
01/01/2016 to 12/31/2016	$15.02861	$15.72804	1,623

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	1,029
01/01/2011 to 12/31/2011	$10.84075	$10.52884	406
01/01/2012 to 12/31/2012	$10.52884	$12.04371	872
01/01/2013 to 12/31/2013	$12.04371	$16.08596	1,935
01/01/2014 to 12/31/2014	$16.08596	$17.08490	951
01/01/2015 to 12/31/2015	$17.08490	$17.89862	569
01/01/2016 to 12/31/2016	$17.89862	$17.82217	483
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	0
01/01/2013 to 12/31/2013	$10.17167	$13.36678	4,054
01/01/2014 to 12/31/2014	$13.36678	$14.39378	4,257
01/01/2015 to 12/31/2015	$14.39378	$13.96103	2,676
01/01/2016 to 12/31/2016	$13.96103	$15.47471	445
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05926	0
01/01/2012 to 12/31/2012	$10.05926	$10.30632	0
01/01/2013 to 12/31/2013	$10.30632	$9.78401	661
01/01/2014 to 12/31/2014	$9.78401	$10.05132	2,286
01/01/2015 to 10/16/2015	$10.05132	$9.97186	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95838	$11.89091	383
01/01/2011 to 12/31/2011	$11.89091	$11.81371	202
01/01/2012 to 12/31/2012	$11.81371	$12.97081	503
01/01/2013 to 12/31/2013	$12.97081	$16.80520	2,099
01/01/2014 to 12/31/2014	$16.80520	$17.72217	2,648
01/01/2015 to 10/16/2015	$17.72217	$18.07789	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97251	$11.39598	2,247
01/01/2011 to 04/29/2011	$11.39598	$12.75479	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	6,181
01/01/2011 to 12/31/2011	$11.20328	$10.67411	2,275
01/01/2012 to 12/31/2012	$10.67411	$12.21442	1,637
01/01/2013 to 12/31/2013	$12.21442	$16.94666	3,127
01/01/2014 to 12/31/2014	$16.94666	$18.91641	3,419
01/01/2015 to 12/31/2015	$18.91641	$17.43947	1,345
01/01/2016 to 12/31/2016	$17.43947	$20.14556	510
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	1,469
01/01/2013 to 12/31/2013	$10.27736	$11.94018	519
01/01/2014 to 12/31/2014	$11.94018	$12.26499	674
01/01/2015 to 12/31/2015	$12.26499	$11.83407	527
01/01/2016 to 12/31/2016	$11.83407	$12.06220	322
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	16,639
01/01/2011 to 12/31/2011	$11.64283	$9.06934	8,350
01/01/2012 to 12/31/2012	$9.06934	$10.44909	5,713
01/01/2013 to 12/31/2013	$10.44909	$10.23152	4,948
01/01/2014 to 12/31/2014	$10.23152	$9.52798	6,624
01/01/2015 to 12/31/2015	$9.52798	$7.75161	4,987
01/01/2016 to 12/31/2016	$7.75161	$8.51008	2,200

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	139,048
01/01/2011 to 12/31/2011	$10.56757	$10.42777	129,216
01/01/2012 to 12/31/2012	$10.42777	$11.24445	115,507
01/01/2013 to 12/31/2013	$11.24445	$11.99793	76,347
01/01/2014 to 12/31/2014	$11.99793	$12.39894	73,702
01/01/2015 to 12/31/2015	$12.39894	$12.13111	33,935
01/01/2016 to 12/31/2016	$12.13111	$12.50763	22,578
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	0
01/01/2012 to 12/31/2012	$10.05915	$10.52610	274
01/01/2013 to 12/31/2013	$10.52610	$10.04606	226
01/01/2014 to 12/31/2014	$10.04606	$10.40988	375
01/01/2015 to 12/31/2015	$10.40988	$10.14319	1,528
01/01/2016 to 12/31/2016	$10.14319	$10.32759	74
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	70,900
01/01/2011 to 12/31/2011	$11.47648	$10.51610	58,001
01/01/2012 to 12/31/2012	$10.51610	$11.60136	48,000
01/01/2013 to 12/31/2013	$11.60136	$13.26440	31,773
01/01/2014 to 12/31/2014	$13.26440	$14.15124	29,572
01/01/2015 to 12/31/2015	$14.15124	$13.74109	82,803
01/01/2016 to 12/31/2016	$13.74109	$14.78113	84,733
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	1,459
01/01/2011 to 12/31/2011	$10.86080	$10.97830	513
01/01/2012 to 12/31/2012	$10.97830	$12.74231	617
01/01/2013 to 12/31/2013	$12.74231	$16.48642	484
01/01/2014 to 12/31/2014	$16.48642	$18.87993	889
01/01/2015 to 12/31/2015	$18.87993	$19.01370	556
01/01/2016 to 12/31/2016	$19.01370	$21.33549	502
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	87,015
01/01/2011 to 12/31/2011	$10.75566	$10.31779	60,253
01/01/2012 to 12/31/2012	$10.31779	$11.11657	51,711
01/01/2013 to 12/31/2013	$11.11657	$12.21187	25,527
01/01/2014 to 12/31/2014	$12.21187	$12.54429	25,272
01/01/2015 to 12/31/2015	$12.54429	$12.23535	22,395
01/01/2016 to 12/31/2016	$12.23535	$12.53023	14,179
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97734	$10.94264	58,803
01/01/2011 to 12/31/2011	$10.94264	$10.43605	39,597
01/01/2012 to 12/31/2012	$10.43605	$11.81699	37,013
01/01/2013 to 12/31/2013	$11.81699	$13.63029	40,325
01/01/2014 to 12/31/2014	$13.63029	$14.04024	35,993
01/01/2015 to 12/31/2015	$14.04024	$13.64284	29,458
01/01/2016 to 12/31/2016	$13.64284	$14.23861	21,489

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98197	$10.73491	87,020
01/01/2011 to 12/31/2011	$10.73491	$10.13379	51,589
01/01/2012 to 12/31/2012	$10.13379	$11.00305	44,799
01/01/2013 to 12/31/2013	$11.00305	$12.29802	29,385
01/01/2014 to 12/31/2014	$12.29802	$12.37990	28,380
01/01/2015 to 10/16/2015	$12.37990	$11.97822	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	10,502
01/01/2011 to 12/31/2011	$12.12383	$10.29217	4,152
01/01/2012 to 12/31/2012	$10.29217	$12.07351	2,799
01/01/2013 to 12/31/2013	$12.07351	$16.61005	4,124
01/01/2014 to 12/31/2014	$16.61005	$17.02978	4,056
01/01/2015 to 12/31/2015	$17.02978	$16.86020	1,813
01/01/2016 to 12/31/2016	$16.86020	$17.74165	1,042
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	2,465
01/01/2011 to 12/31/2011	$12.58259	$12.17325	1,253
01/01/2012 to 12/31/2012	$12.17325	$13.34082	1,199
01/01/2013 to 12/31/2013	$13.34082	$17.61871	1,062
01/01/2014 to 12/31/2014	$17.61871	$17.87086	740
01/01/2015 to 12/31/2015	$17.87086	$17.59705	512
01/01/2016 to 12/31/2016	$17.59705	$19.26963	224
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	8,353
01/01/2011 to 12/31/2011	$11.43543	$10.50502	3,409
01/01/2012 to 12/31/2012	$10.50502	$12.12694	1,679
01/01/2013 to 12/31/2013	$12.12694	$16.27955	2,040
01/01/2014 to 12/31/2014	$16.27955	$16.74311	791
01/01/2015 to 12/31/2015	$16.74311	$15.65300	494
01/01/2016 to 12/31/2016	$15.65300	$19.76030	242
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	208,319
01/01/2011 to 12/31/2011	$10.66346	$10.62519	165,177
01/01/2012 to 12/31/2012	$10.62519	$11.78150	144,219
01/01/2013 to 12/31/2013	$11.78150	$13.44819	97,500
01/01/2014 to 12/31/2014	$13.44819	$13.91148	161,911
01/01/2015 to 12/31/2015	$13.91148	$13.59728	124,699
01/01/2016 to 12/31/2016	$13.59728	$14.28752	91,393
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98543	$10.50910	387
01/01/2011 to 12/31/2011	$10.50910	$10.09939	2,468
01/01/2012 to 12/31/2012	$10.09939	$11.56886	2,516
01/01/2013 to 12/31/2013	$11.56886	$14.65825	1,928
01/01/2014 to 12/31/2014	$14.65825	$15.39059	1,248
01/01/2015 to 10/16/2015	$15.39059	$14.19404	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	5,389
01/01/2011 to 12/31/2011	$11.10634	$10.66740	4,065
01/01/2012 to 12/31/2012	$10.66740	$12.25406	4,144
01/01/2013 to 12/31/2013	$12.25406	$17.24330	10,934
01/01/2014 to 12/31/2014	$17.24330	$18.25254	10,955
01/01/2015 to 12/31/2015	$18.25254	$19.54171	4,683
01/01/2016 to 12/31/2016	$19.54171	$19.60859	2,418

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	14,797
01/01/2011 to 12/31/2011	$11.44494	$9.51383	5,957
01/01/2012 to 12/31/2012	$9.51383	$9.63079	7,755
01/01/2013 to 12/31/2013	$9.63079	$10.85645	2,786
01/01/2014 to 12/31/2014	$10.85645	$9.71986	2,894
01/01/2015 to 12/31/2015	$9.71986	$7.66789	2,147
01/01/2016 to 12/31/2016	$7.66789	$9.33614	1,274
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	9,851
01/01/2011 to 12/31/2011	$10.28297	$10.46127	3,825
01/01/2012 to 12/31/2012	$10.46127	$10.75435	3,526
01/01/2013 to 12/31/2013	$10.75435	$10.11257	1,285
01/01/2014 to 12/31/2014	$10.11257	$9.93498	1,058
01/01/2015 to 12/31/2015	$9.93498	$9.25820	578
01/01/2016 to 12/31/2016	$9.25820	$9.43992	380
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	6,319
01/01/2011 to 12/31/2011	$10.63879	$10.34328	2,009
01/01/2012 to 12/31/2012	$10.34328	$11.45924	2,026
01/01/2013 to 12/31/2013	$11.45924	$15.07276	3,976
01/01/2014 to 12/31/2014	$15.07276	$14.95546	4,526
01/01/2015 to 12/31/2015	$14.95546	$13.72536	941
01/01/2016 to 12/31/2016	$13.72536	$14.23228	805
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	4,759
01/01/2011 to 12/31/2011	$11.46980	$10.81966	3,066
01/01/2012 to 12/31/2012	$10.81966	$12.51658	2,660
01/01/2013 to 12/31/2013	$12.51658	$16.19288	2,359
01/01/2014 to 12/31/2014	$16.19288	$18.18867	1,095
01/01/2015 to 12/31/2015	$18.18867	$16.59591	691
01/01/2016 to 12/31/2016	$16.59591	$18.48453	694
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	0
01/01/2012 to 12/31/2012	$8.79804	$9.54156	0
01/01/2013 to 12/31/2013	$9.54156	$11.23346	12,837
01/01/2014 to 12/31/2014	$11.23346	$11.57925	29,414
01/01/2015 to 12/31/2015	$11.57925	$11.24128	13,945
01/01/2016 to 12/31/2016	$11.24128	$11.69988	10,394
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	42,644
01/01/2011 to 12/31/2011	$10.37188	$10.74432	31,852
01/01/2012 to 12/31/2012	$10.74432	$11.32108	32,220
01/01/2013 to 12/31/2013	$11.32108	$10.89550	35,623
01/01/2014 to 12/31/2014	$10.89550	$11.41109	38,785
01/01/2015 to 12/31/2015	$11.41109	$11.28653	30,827
01/01/2016 to 12/31/2016	$11.28653	$11.59551	25,482
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97062	$10.61120	325,521
01/01/2011 to 12/31/2011	$10.61120	$10.19426	212,708
01/01/2012 to 09/21/2012	$10.19426	$11.36598	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.15%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96751	$10.77691	12,165
01/01/2011 to 12/31/2011	$10.77691	$10.26518	33,960
01/01/2012 to 12/31/2012	$10.26518	$11.30635	41,027
01/01/2013 to 12/31/2013	$11.30635	$12.16672	42,309
01/01/2014 to 12/31/2014	$12.16672	$12.35971	40,207
01/01/2015 to 12/31/2015	$12.35971	$11.70468	32,704
01/01/2016 to 12/31/2016	$11.70468	$12.17929	14,103
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97819	$10.88255	15,615
01/01/2011 to 12/31/2011	$10.88255	$10.66087	23,701
01/01/2012 to 12/31/2012	$10.66087	$11.85511	44,620
01/01/2013 to 12/31/2013	$11.85511	$13.52094	47,975
01/01/2014 to 12/31/2014	$13.52094	$14.03839	42,765
01/01/2015 to 12/31/2015	$14.03839	$13.84685	36,710
01/01/2016 to 12/31/2016	$13.84685	$14.51275	31,122
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00672	$10.77766	0
01/01/2011 to 12/31/2011	$10.77766	$10.92296	1,310
01/01/2012 to 05/04/2012	$10.92296	$11.84767	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98847	$10.73529	22,804
01/01/2011 to 12/31/2011	$10.73529	$10.37714	65,338
01/01/2012 to 12/31/2012	$10.37714	$11.42035	101,566
01/01/2013 to 12/31/2013	$11.42035	$13.14696	103,050
01/01/2014 to 12/31/2014	$13.14696	$13.70336	93,217
01/01/2015 to 12/31/2015	$13.70336	$13.47257	87,590
01/01/2016 to 12/31/2016	$13.47257	$14.01393	81,843
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	8,230
01/01/2012 to 12/31/2012	$9.13559	$10.00229	30,700
01/01/2013 to 12/31/2013	$10.00229	$10.84949	34,301
01/01/2014 to 12/31/2014	$10.84949	$11.13593	34,529
01/01/2015 to 12/31/2015	$11.13593	$10.56951	33,914
01/01/2016 to 12/31/2016	$10.56951	$11.06264	10,803
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.46377	0
01/01/2014 to 12/31/2014	$10.46377	$10.60515	0
01/01/2015 to 12/31/2015	$10.60515	$10.40551	0
01/01/2016 to 12/31/2016	$10.40551	$10.82875	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00764	$10.06524	17,406
01/01/2011 to 12/31/2011	$10.06524	$10.07064	18,241
01/01/2012 to 12/31/2012	$10.07064	$10.31656	18,703
01/01/2013 to 12/31/2013	$10.31656	$9.87539	16,372
01/01/2014 to 12/31/2014	$9.87539	$9.65361	15,145
01/01/2015 to 12/31/2015	$9.65361	$9.49166	12,350
01/01/2016 to 12/31/2016	$9.49166	$9.44051	9,925

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.33749	21,106
01/01/2011 to 12/31/2011	$10.33749	$10.43711	32,939
01/01/2012 to 12/31/2012	$10.43711	$11.16439	61,822
01/01/2013 to 12/31/2013	$11.16439	$10.72367	79,727
01/01/2014 to 12/31/2014	$10.72367	$10.93718	67,138
01/01/2015 to 12/31/2015	$10.93718	$10.47646	60,006
01/01/2016 to 12/31/2016	$10.47646	$10.68518	65,990
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97138	$10.54520	0
01/01/2011 to 12/31/2011	$10.54520	$9.71297	27
01/01/2012 to 12/31/2012	$9.71297	$10.76152	27
01/01/2013 to 12/31/2013	$10.76152	$13.83998	483
01/01/2014 to 12/31/2014	$13.83998	$14.93260	393
01/01/2015 to 12/31/2015	$14.93260	$13.91529	166
01/01/2016 to 12/31/2016	$13.91529	$15.48841	216
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.81582	2,858
01/01/2011 to 12/31/2011	$10.81582	$10.32683	9,464
01/01/2012 to 12/31/2012	$10.32683	$11.49108	67,619
01/01/2013 to 12/31/2013	$11.49108	$13.79435	61,281
01/01/2014 to 12/31/2014	$13.79435	$14.44190	58,348
01/01/2015 to 12/31/2015	$14.44190	$14.20676	58,062
01/01/2016 to 12/31/2016	$14.20676	$14.85242	55,292
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	0
01/01/2014 to 12/31/2014	$11.61237	$12.90918	4,004
01/01/2015 to 12/31/2015	$12.90918	$12.18049	3,302
01/01/2016 to 12/31/2016	$12.18049	$13.69453	3,368
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95960	$11.76700	0
01/01/2011 to 12/31/2011	$11.76700	$12.27331	1,698
01/01/2012 to 12/31/2012	$12.27331	$13.85220	3,794
01/01/2013 to 12/31/2013	$13.85220	$13.97911	5,032
01/01/2014 to 12/31/2014	$13.97911	$17.90735	4,163
01/01/2015 to 12/31/2015	$17.90735	$18.37116	6,231
01/01/2016 to 12/31/2016	$18.37116	$18.84280	6,734
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99821	$9.65582	0
01/01/2014 to 12/31/2014	$9.65582	$9.93036	0
01/01/2015 to 12/31/2015	$9.93036	$9.70743	0
01/01/2016 to 12/31/2016	$9.70743	$9.93319	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.86404	12,709
01/01/2011 to 12/31/2011	$10.86404	$10.36809	10,915
01/01/2012 to 12/31/2012	$10.36809	$11.52813	21,837
01/01/2013 to 12/31/2013	$11.52813	$13.44889	28,159
01/01/2014 to 12/31/2014	$13.44889	$13.91233	26,965
01/01/2015 to 10/16/2015	$13.91233	$13.82210	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97569	$10.99750	22,623
01/01/2011 to 12/31/2011	$10.99750	$10.59953	71,546
01/01/2012 to 12/31/2012	$10.59953	$11.47432	112,590
01/01/2013 to 12/31/2013	$11.47432	$12.88499	107,853
01/01/2014 to 12/31/2014	$12.88499	$13.00531	95,314
01/01/2015 to 12/31/2015	$13.00531	$12.85179	106,801
01/01/2016 to 12/31/2016	$12.85179	$13.11093	86,969

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.71117	47,647
01/01/2013 to 12/31/2013	$10.71117	$13.04593	50,315
01/01/2014 to 12/31/2014	$13.04593	$13.17114	49,927
01/01/2015 to 10/16/2015	$13.17114	$12.56951	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.77906	0
01/01/2014 to 12/31/2014	$10.77906	$10.81721	0
01/01/2015 to 10/16/2015	$10.81721	$10.28359	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96989	$11.52688	0
01/01/2011 to 12/31/2011	$11.52688	$10.71105	24
01/01/2012 to 12/31/2012	$10.71105	$13.28970	3,622
01/01/2013 to 12/31/2013	$13.28970	$13.56937	4,906
01/01/2014 to 12/31/2014	$13.56937	$15.12643	180
01/01/2015 to 12/31/2015	$15.12643	$14.78798	179
01/01/2016 to 12/31/2016	$14.78798	$14.60045	180
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01821	$10.76370	0
01/01/2011 to 12/31/2011	$10.76370	$10.11579	25
01/01/2012 to 12/31/2012	$10.11579	$11.85431	3,320
01/01/2013 to 12/31/2013	$11.85431	$15.04922	3,609
01/01/2014 to 02/07/2014	$15.04922	$14.79713	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99146	$10.74807	0
01/01/2011 to 12/31/2011	$10.74807	$9.93692	490
01/01/2012 to 12/31/2012	$9.93692	$11.63517	3,443
01/01/2013 to 12/31/2013	$11.63517	$15.20399	3,858
01/01/2014 to 12/31/2014	$15.20399	$16.83091	3,098
01/01/2015 to 12/31/2015	$16.83091	$15.70797	5,573
01/01/2016 to 12/31/2016	$15.70797	$17.14509	5,277
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01954	$11.39805	1,286
01/01/2011 to 12/31/2011	$11.39805	$10.82130	1,298
01/01/2012 to 12/31/2012	$10.82130	$12.66509	4,379
01/01/2013 to 12/31/2013	$12.66509	$16.38245	3,802
01/01/2014 to 12/31/2014	$16.38245	$17.87799	2,189
01/01/2015 to 12/31/2015	$17.87799	$16.49901	3,475
01/01/2016 to 12/31/2016	$16.49901	$16.41064	4,406
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68489	307
01/01/2011 to 12/31/2011	$10.68489	$10.40258	3,361
01/01/2012 to 12/31/2012	$10.40258	$11.20961	3,391
01/01/2013 to 12/31/2013	$11.20961	$12.04591	3,339
01/01/2014 to 12/31/2014	$12.04591	$12.26323	3,274
01/01/2015 to 12/31/2015	$12.26323	$11.89052	3,111
01/01/2016 to 12/31/2016	$11.89052	$12.24703	2,970
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96484	$11.47291	1,096
01/01/2011 to 12/31/2011	$11.47291	$11.37278	1,639
01/01/2012 to 12/31/2012	$11.37278	$12.87387	3,041
01/01/2013 to 12/31/2013	$12.87387	$17.48643	2,655
01/01/2014 to 12/31/2014	$17.48643	$18.34207	930
01/01/2015 to 12/31/2015	$18.34207	$16.96158	1,120
01/01/2016 to 12/31/2016	$16.96158	$20.63316	1,006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99822	$9.82805	1,287
01/01/2011 to 12/31/2011	$9.82805	$9.61919	1,332
01/01/2012 to 12/31/2012	$9.61919	$9.41308	0
01/01/2013 to 12/31/2013	$9.41308	$9.21068	0
01/01/2014 to 12/31/2014	$9.21068	$9.01260	0
01/01/2015 to 12/31/2015	$9.01260	$8.81875	0
01/01/2016 to 12/31/2016	$8.81875	$8.62972	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98419	$10.74637	0
01/01/2011 to 12/31/2011	$10.74637	$10.84929	4,451
01/01/2012 to 12/31/2012	$10.84929	$12.08858	9,069
01/01/2013 to 12/31/2013	$12.08858	$12.67807	9,225
01/01/2014 to 12/31/2014	$12.67807	$12.72290	9,258
01/01/2015 to 12/31/2015	$12.72290	$12.00573	9,208
01/01/2016 to 12/31/2016	$12.00573	$13.55690	8,596
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99020	$10.60265	1,193
01/01/2011 to 12/31/2011	$10.60265	$9.94093	13
01/01/2012 to 12/31/2012	$9.94093	$11.36943	169
01/01/2013 to 12/31/2013	$11.36943	$15.55961	138
01/01/2014 to 12/31/2014	$15.55961	$17.31807	121
01/01/2015 to 12/31/2015	$17.31807	$15.61779	118
01/01/2016 to 12/31/2016	$15.61779	$18.32198	110
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92904	$11.23996	1,135
01/01/2011 to 12/31/2011	$11.23996	$9.57716	860
01/01/2012 to 12/31/2012	$9.57716	$11.27953	1,128
01/01/2013 to 12/31/2013	$11.27953	$13.14034	1,076
01/01/2014 to 12/31/2014	$13.14034	$12.14739	1,194
01/01/2015 to 12/31/2015	$12.14739	$12.26035	989
01/01/2016 to 12/31/2016	$12.26035	$11.54411	1,064
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92891	$10.77933	0
01/01/2011 to 12/31/2011	$10.77933	$9.22411	720
01/01/2012 to 12/31/2012	$9.22411	$10.53073	1,793
01/01/2013 to 12/31/2013	$10.53073	$12.31033	2,938
01/01/2014 to 12/31/2014	$12.31033	$11.23806	3,191
01/01/2015 to 12/31/2015	$11.23806	$11.08635	2,996
01/01/2016 to 12/31/2016	$11.08635	$10.91151	3,192
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00644	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$11.64591	99,914
01/01/2012 to 12/31/2012	$11.64591	$12.46651	35,478
01/01/2013 to 12/31/2013	$12.46651	$11.81025	17,063
01/01/2014 to 12/31/2014	$11.81025	$12.33407	21,139
01/01/2015 to 12/31/2015	$12.33407	$12.21051	47,321
01/01/2016 to 12/31/2016	$12.21051	$12.45101	63,601
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97645	$10.85561	2,136
01/01/2011 to 12/31/2011	$10.85561	$10.56202	1,549
01/01/2012 to 12/31/2012	$10.56202	$11.73841	5,377
01/01/2013 to 12/31/2013	$11.73841	$13.35620	5,990
01/01/2014 to 12/31/2014	$13.35620	$13.90077	5,011
01/01/2015 to 12/31/2015	$13.90077	$13.45952	4,578
01/01/2016 to 12/31/2016	$13.45952	$13.85792	4,794

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92157	$10.54174	2,500
01/01/2011 to 12/31/2011	$10.54174	$9.37150	1,084
01/01/2012 to 12/31/2012	$9.37150	$11.17875	1,083
01/01/2013 to 12/31/2013	$11.17875	$12.61883	999
01/01/2014 to 12/31/2014	$12.61883	$11.56154	1,069
01/01/2015 to 12/31/2015	$11.56154	$10.99675	1,050
01/01/2016 to 12/31/2016	$10.99675	$10.96881	1,084
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.57174	3,188
01/01/2011 to 12/31/2011	$10.57174	$10.36895	8,634
01/01/2012 to 12/31/2012	$10.36895	$11.23332	10,235
01/01/2013 to 12/31/2013	$11.23332	$12.20458	9,357
01/01/2014 to 12/31/2014	$12.20458	$12.59292	6,405
01/01/2015 to 12/31/2015	$12.59292	$12.29973	6,117
01/01/2016 to 12/31/2016	$12.29973	$12.49783	5,190
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97106	$10.76026	0
01/01/2011 to 12/31/2011	$10.76026	$10.59897	341
01/01/2012 to 12/31/2012	$10.59897	$11.94582	650
01/01/2013 to 12/31/2013	$11.94582	$15.95494	579
01/01/2014 to 12/31/2014	$15.95494	$17.09580	531
01/01/2015 to 12/31/2015	$17.09580	$18.50726	479
01/01/2016 to 12/31/2016	$18.50726	$17.84505	473
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99232	$11.28865	0
01/01/2011 to 12/31/2011	$11.28865	$10.94541	439
01/01/2012 to 12/31/2012	$10.94541	$12.02352	587
01/01/2013 to 12/31/2013	$12.02352	$16.07255	733
01/01/2014 to 12/31/2014	$16.07255	$17.39250	3,415
01/01/2015 to 12/31/2015	$17.39250	$18.73280	392
01/01/2016 to 12/31/2016	$18.73280	$19.35320	379
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98839	$10.80526	14,466
01/01/2011 to 12/31/2011	$10.80526	$11.64879	15,058
01/01/2012 to 12/31/2012	$11.64879	$12.07382	15,557
01/01/2013 to 12/31/2013	$12.07382	$11.57800	13,729
01/01/2014 to 12/31/2014	$11.57800	$12.05291	12,455
01/01/2015 to 12/31/2015	$12.05291	$11.72491	9,180
01/01/2016 to 12/31/2016	$11.72491	$11.77196	7,569
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98734	$10.87856	0
01/01/2011 to 12/31/2011	$10.87856	$10.31155	25
01/01/2012 to 12/31/2012	$10.31155	$12.41801	24
01/01/2013 to 12/31/2013	$12.41801	$15.50888	23
01/01/2014 to 12/31/2014	$15.50888	$15.72646	23
01/01/2015 to 12/31/2015	$15.72646	$15.16288	24
01/01/2016 to 12/31/2016	$15.16288	$15.89295	1,402
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.85427	0
01/01/2011 to 12/31/2011	$10.85427	$10.55815	24
01/01/2012 to 12/31/2012	$10.55815	$12.09583	276
01/01/2013 to 12/31/2013	$12.09583	$16.18042	231
01/01/2014 to 12/31/2014	$16.18042	$17.21163	338
01/01/2015 to 12/31/2015	$17.21163	$18.05908	3,359
01/01/2016 to 12/31/2016	$18.05908	$18.00947	3,234

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	0
01/01/2013 to 12/31/2013	$10.17752	$13.39500	0
01/01/2014 to 12/31/2014	$13.39500	$14.44620	0
01/01/2015 to 12/31/2015	$14.44620	$14.03334	0
01/01/2016 to 12/31/2016	$14.03334	$15.57875	3,489
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02812	$10.06193	0
01/01/2012 to 12/31/2012	$10.06193	$10.32505	173
01/01/2013 to 12/31/2013	$10.32505	$9.81689	203
01/01/2014 to 12/31/2014	$9.81689	$10.10066	0
01/01/2015 to 10/16/2015	$10.10066	$10.03297	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95851	$11.90567	0
01/01/2011 to 12/31/2011	$11.90567	$11.84656	1,193
01/01/2012 to 12/31/2012	$11.84656	$13.02686	1,450
01/01/2013 to 12/31/2013	$13.02686	$16.90375	1,549
01/01/2014 to 12/31/2014	$16.90375	$17.85356	577
01/01/2015 to 10/16/2015	$17.85356	$18.23410	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97264	$11.40989	0
01/01/2011 to 04/29/2011	$11.40989	$12.77672	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99077	$11.21717	1,144
01/01/2011 to 12/31/2011	$11.21717	$10.70359	1,141
01/01/2012 to 12/31/2012	$10.70359	$12.26702	1,330
01/01/2013 to 12/31/2013	$12.26702	$17.04575	1,722
01/01/2014 to 12/31/2014	$17.04575	$19.05619	772
01/01/2015 to 12/31/2015	$19.05619	$17.59543	443
01/01/2016 to 12/31/2016	$17.59543	$20.35683	1,161
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	8,798
01/01/2013 to 12/31/2013	$10.28812	$11.97118	10,150
01/01/2014 to 12/31/2014	$11.97118	$12.31571	9,161
01/01/2015 to 12/31/2015	$12.31571	$11.90126	9,584
01/01/2016 to 12/31/2016	$11.90126	$12.14926	7,707
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93869	$11.65729	0
01/01/2011 to 12/31/2011	$11.65729	$9.09457	540
01/01/2012 to 12/31/2012	$9.09457	$10.49422	3,376
01/01/2013 to 12/31/2013	$10.49422	$10.29148	5,025
01/01/2014 to 12/31/2014	$10.29148	$9.59859	5,187
01/01/2015 to 12/31/2015	$9.59859	$7.82112	6,018
01/01/2016 to 12/31/2016	$7.82112	$8.59942	7,858
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98918	$10.58066	103,605
01/01/2011 to 12/31/2011	$10.58066	$10.45671	144,285
01/01/2012 to 12/31/2012	$10.45671	$11.29302	154,091
01/01/2013 to 12/31/2013	$11.29302	$12.06818	144,853
01/01/2014 to 12/31/2014	$12.06818	$12.49073	133,030
01/01/2015 to 12/31/2015	$12.49073	$12.23976	81,899
01/01/2016 to 12/31/2016	$12.23976	$12.63896	75,770

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	3,193
01/01/2012 to 12/31/2012	$10.06185	$10.54515	3,248
01/01/2013 to 12/31/2013	$10.54515	$10.07983	3,384
01/01/2014 to 12/31/2014	$10.07983	$10.46093	3,119
01/01/2015 to 12/31/2015	$10.46093	$10.20855	4,845
01/01/2016 to 12/31/2016	$10.20855	$10.41006	4,244
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96321	$11.49069	14,765
01/01/2011 to 12/31/2011	$11.49069	$10.54529	13,742
01/01/2012 to 12/31/2012	$10.54529	$11.65139	38,728
01/01/2013 to 12/31/2013	$11.65139	$13.34208	43,047
01/01/2014 to 12/31/2014	$13.34208	$14.25597	41,214
01/01/2015 to 12/31/2015	$14.25597	$13.86404	75,359
01/01/2016 to 12/31/2016	$13.86404	$14.93617	69,520
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.87426	0
01/01/2011 to 12/31/2011	$10.87426	$11.00879	20
01/01/2012 to 12/31/2012	$11.00879	$12.79735	2,580
01/01/2013 to 12/31/2013	$12.79735	$16.58305	2,861
01/01/2014 to 12/31/2014	$16.58305	$19.01976	2,728
01/01/2015 to 12/31/2015	$19.01976	$19.18394	9
01/01/2016 to 12/31/2016	$19.18394	$21.55945	9
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	0
01/01/2014 to 12/31/2014	$11.76164	$12.25695	0
01/01/2015 to 12/31/2015	$12.25695	$12.01147	0
01/01/2016 to 12/31/2016	$12.01147	$12.49686	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98727	$10.76898	12,612
01/01/2011 to 12/31/2011	$10.76898	$10.34642	15,869
01/01/2012 to 12/31/2012	$10.34642	$11.16466	25,982
01/01/2013 to 12/31/2013	$11.16466	$12.28361	25,857
01/01/2014 to 12/31/2014	$12.28361	$12.63732	18,752
01/01/2015 to 12/31/2015	$12.63732	$12.34513	30,926
01/01/2016 to 12/31/2016	$12.34513	$12.66201	29,552
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97747	$10.95621	17,006
01/01/2011 to 12/31/2011	$10.95621	$10.46489	13,401
01/01/2012 to 12/31/2012	$10.46489	$11.86788	20,652
01/01/2013 to 12/31/2013	$11.86788	$13.70999	23,323
01/01/2014 to 12/31/2014	$13.70999	$14.14394	22,800
01/01/2015 to 12/31/2015	$14.14394	$13.76481	38,914
01/01/2016 to 12/31/2016	$13.76481	$14.38787	30,686
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98210	$10.74814	6,603
01/01/2011 to 12/31/2011	$10.74814	$10.16193	11,212
01/01/2012 to 12/31/2012	$10.16193	$11.05046	18,001
01/01/2013 to 12/31/2013	$11.05046	$12.37005	19,752
01/01/2014 to 12/31/2014	$12.37005	$12.47156	18,974
01/01/2015 to 10/16/2015	$12.47156	$12.08157	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97155	$12.13891	0
01/01/2011 to 12/31/2011	$12.13891	$10.32083	317
01/01/2012 to 12/31/2012	$10.32083	$12.12578	4,398
01/01/2013 to 12/31/2013	$12.12578	$16.70757	4,659
01/01/2014 to 12/31/2014	$16.70757	$17.15614	2,729
01/01/2015 to 12/31/2015	$17.15614	$17.01143	85
01/01/2016 to 12/31/2016	$17.01143	$17.92810	87
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96060	$12.59822	0
01/01/2011 to 12/31/2011	$12.59822	$12.20705	190
01/01/2012 to 12/31/2012	$12.20705	$13.39860	194
01/01/2013 to 12/31/2013	$13.39860	$17.72209	537
01/01/2014 to 12/31/2014	$17.72209	$18.00331	503
01/01/2015 to 12/31/2015	$18.00331	$17.75463	287
01/01/2016 to 12/31/2016	$17.75463	$19.47200	866
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96403	$11.44962	0
01/01/2011 to 12/31/2011	$11.44962	$10.53432	1,198
01/01/2012 to 12/31/2012	$10.53432	$12.17939	1,966
01/01/2013 to 12/31/2013	$12.17939	$16.37500	2,563
01/01/2014 to 12/31/2014	$16.37500	$16.86709	2,571
01/01/2015 to 12/31/2015	$16.86709	$15.79312	2,440
01/01/2016 to 12/31/2016	$15.79312	$19.96775	2,679
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99191	$10.67665	30,118
01/01/2011 to 12/31/2011	$10.67665	$10.65472	60,505
01/01/2012 to 12/31/2012	$10.65472	$11.83249	117,348
01/01/2013 to 12/31/2013	$11.83249	$13.52713	112,707
01/01/2014 to 12/31/2014	$13.52713	$14.01453	105,485
01/01/2015 to 12/31/2015	$14.01453	$13.71900	128,300
01/01/2016 to 12/31/2016	$13.71900	$14.43746	112,921
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98556	$10.52203	0
01/01/2011 to 12/31/2011	$10.52203	$10.12732	1,312
01/01/2012 to 12/31/2012	$10.12732	$11.61863	7,656
01/01/2013 to 12/31/2013	$11.61863	$14.74385	8,226
01/01/2014 to 12/31/2014	$14.74385	$15.50412	6,788
01/01/2015 to 10/16/2015	$15.50412	$14.31613	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97079	$11.12002	2,438
01/01/2011 to 12/31/2011	$11.12002	$10.69680	5,130
01/01/2012 to 12/31/2012	$10.69680	$12.30683	9,672
01/01/2013 to 12/31/2013	$12.30683	$17.34416	9,905
01/01/2014 to 12/31/2014	$17.34416	$18.38761	8,679
01/01/2015 to 12/31/2015	$18.38761	$19.71659	8,994
01/01/2016 to 12/31/2016	$19.71659	$19.81433	11,689
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85947	$11.45926	0
01/01/2011 to 12/31/2011	$11.45926	$9.54035	853
01/01/2012 to 12/31/2012	$9.54035	$9.67259	3,373
01/01/2013 to 12/31/2013	$9.67259	$10.92040	4,914
01/01/2014 to 12/31/2014	$10.92040	$9.79216	3,358
01/01/2015 to 12/31/2015	$9.79216	$7.73678	3,672
01/01/2016 to 12/31/2016	$7.73678	$9.43444	3,302

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97990	$10.29578	1,245
01/01/2011 to 12/31/2011	$10.29578	$10.49029	2,525
01/01/2012 to 12/31/2012	$10.49029	$10.80078	2,800
01/01/2013 to 12/31/2013	$10.80078	$10.17186	2,998
01/01/2014 to 12/31/2014	$10.17186	$10.00855	2,742
01/01/2015 to 12/31/2015	$10.00855	$9.34112	1,922
01/01/2016 to 12/31/2016	$9.34112	$9.53909	1,772
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98582	$10.65197	0
01/01/2011 to 12/31/2011	$10.65197	$10.37192	1,780
01/01/2012 to 12/31/2012	$10.37192	$11.50870	3,823
01/01/2013 to 12/31/2013	$11.50870	$15.16117	5,328
01/01/2014 to 12/31/2014	$15.16117	$15.06632	5,470
01/01/2015 to 12/31/2015	$15.06632	$13.84838	5,147
01/01/2016 to 12/31/2016	$13.84838	$14.38178	5,227
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98848	$11.48400	0
01/01/2011 to 12/31/2011	$11.48400	$10.84971	850
01/01/2012 to 12/31/2012	$10.84971	$12.57064	1,729
01/01/2013 to 12/31/2013	$12.57064	$16.28775	2,459
01/01/2014 to 12/31/2014	$16.28775	$18.32341	2,121
01/01/2015 to 12/31/2015	$18.32341	$16.74458	2,115
01/01/2016 to 12/31/2016	$16.74458	$18.67863	2,024
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.80715	6,473
01/01/2012 to 12/31/2012	$8.80715	$9.56607	7,466
01/01/2013 to 12/31/2013	$9.56607	$11.27958	7,403
01/01/2014 to 12/31/2014	$11.27958	$11.64456	11,015
01/01/2015 to 12/31/2015	$11.64456	$11.32210	10,618
01/01/2016 to 12/31/2016	$11.32210	$11.80216	7,742
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.38458	1,466
01/01/2011 to 12/31/2011	$10.38458	$10.77399	1,815
01/01/2012 to 12/31/2012	$10.77399	$11.36989	9,477
01/01/2013 to 12/31/2013	$11.36989	$10.95942	12,808
01/01/2014 to 12/31/2014	$10.95942	$11.49564	19,721
01/01/2015 to 12/31/2015	$11.49564	$11.38757	19,822
01/01/2016 to 12/31/2016	$11.38757	$11.71721	24,645
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97074	$10.62446	13,699
01/01/2011 to 12/31/2011	$10.62446	$10.22267	14,348
01/01/2012 to 09/21/2012	$10.22267	$11.41047	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96734	$10.75915	28,262
01/01/2011 to 12/31/2011	$10.75915	$10.22743	13,293
01/01/2012 to 12/31/2012	$10.22743	$11.24170	5,219
01/01/2013 to 12/31/2013	$11.24170	$12.07242	193
01/01/2014 to 12/31/2014	$12.07242	$12.23882	0
01/01/2015 to 12/31/2015	$12.23882	$11.56645	0
01/01/2016 to 12/31/2016	$11.56645	$12.01088	0
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97803	$10.86460	0
01/01/2011 to 12/31/2011	$10.86460	$10.62155	44,624
01/01/2012 to 12/31/2012	$10.62155	$11.78720	28,276
01/01/2013 to 12/31/2013	$11.78720	$13.41606	1,753
01/01/2014 to 12/31/2014	$13.41606	$13.90094	0
01/01/2015 to 12/31/2015	$13.90094	$13.68317	0
01/01/2016 to 12/31/2016	$13.68317	$14.31201	0
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.75988	0
01/01/2011 to 12/31/2011	$10.75988	$10.88276	0
01/01/2012 to 05/04/2012	$10.88276	$11.79572	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98830	$10.71761	5,793
01/01/2011 to 12/31/2011	$10.71761	$10.33893	8,239
01/01/2012 to 12/31/2012	$10.33893	$11.35513	10,879
01/01/2013 to 12/31/2013	$11.35513	$13.04513	3,280
01/01/2014 to 12/31/2014	$13.04513	$13.56935	5,975
01/01/2015 to 12/31/2015	$13.56935	$13.31353	4,630
01/01/2016 to 12/31/2016	$13.31353	$13.82021	3,514
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	0
01/01/2012 to 12/31/2012	$9.12313	$9.96798	0
01/01/2013 to 12/31/2013	$9.96798	$10.79016	0
01/01/2014 to 12/31/2014	$10.79016	$11.05246	0
01/01/2015 to 12/31/2015	$11.05246	$10.46885	0
01/01/2016 to 12/31/2016	$10.46885	$10.93501	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.44912	0
01/01/2014 to 12/31/2014	$10.44912	$10.56864	0
01/01/2015 to 12/31/2015	$10.56864	$10.34835	0
01/01/2016 to 12/31/2016	$10.34835	$10.74725	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00747	$10.04881	2,440
01/01/2011 to 12/31/2011	$10.04881	$10.03369	6,041
01/01/2012 to 12/31/2012	$10.03369	$10.25741	5,131
01/01/2013 to 12/31/2013	$10.25741	$9.79857	1,954
01/01/2014 to 12/31/2014	$9.79857	$9.55887	1,111
01/01/2015 to 12/31/2015	$9.55887	$9.37935	0
01/01/2016 to 12/31/2016	$9.37935	$9.30932	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00639	$10.32046	39,459
01/01/2011 to 12/31/2011	$10.32046	$10.39873	18,326
01/01/2012 to 12/31/2012	$10.39873	$11.10057	14,855
01/01/2013 to 12/31/2013	$11.10057	$10.64048	6,069
01/01/2014 to 12/31/2014	$10.64048	$10.82998	3,974
01/01/2015 to 12/31/2015	$10.82998	$10.35248	771
01/01/2016 to 12/31/2016	$10.35248	$10.53723	779
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99805	$10.55169	1,849
01/01/2011 to 12/31/2011	$10.55169	$11.47979	35,376
01/01/2012 to 12/31/2012	$11.47979	$11.78349	37,222
01/01/2013 to 12/31/2013	$11.78349	$11.26985	33,510
01/01/2014 to 12/31/2014	$11.26985	$11.16231	34,980
01/01/2015 to 12/31/2015	$11.16231	$10.91805	12,185
01/01/2016 to 12/31/2016	$10.91805	$10.78564	12,040
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00675	$10.59439	0
01/01/2011 to 12/31/2011	$10.59439	$11.75078	3,287
01/01/2012 to 12/31/2012	$11.75078	$12.13006	1,005
01/01/2013 to 12/31/2013	$12.13006	$11.47274	5,055
01/01/2014 to 12/31/2014	$11.47274	$11.50141	5,055
01/01/2015 to 12/31/2015	$11.50141	$11.32213	5,110
01/01/2016 to 12/31/2016	$11.32213	$11.23460	4,818
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99805	$10.59732	0
01/01/2011 to 12/31/2011	$10.59732	$12.00179	0
01/01/2012 to 12/31/2012	$12.00179	$12.40605	2,285
01/01/2013 to 12/31/2013	$12.40605	$11.52925	0
01/01/2014 to 12/31/2014	$11.52925	$11.73842	0
01/01/2015 to 12/31/2015	$11.73842	$11.58535	0
01/01/2016 to 12/31/2016	$11.58535	$11.47742	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00887	$10.62787	0
01/01/2011 to 12/31/2011	$10.62787	$12.31691	0
01/01/2012 to 12/31/2012	$12.31691	$12.78702	0
01/01/2013 to 12/31/2013	$12.78702	$11.67293	0
01/01/2014 to 12/31/2014	$11.67293	$12.10070	0
01/01/2015 to 12/31/2015	$12.10070	$11.99679	0
01/01/2016 to 12/31/2016	$11.99679	$11.94466	0
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00780	$10.72931	0
01/01/2011 to 12/31/2011	$10.72931	$12.60470	20,038
01/01/2012 to 12/31/2012	$12.60470	$13.14422	4,879
01/01/2013 to 12/31/2013	$13.14422	$11.93675	6,789
01/01/2014 to 12/31/2014	$11.93675	$12.55155	2,759
01/01/2015 to 12/31/2015	$12.55155	$12.47514	3,049
01/01/2016 to 12/31/2016	$12.47514	$12.43034	3,231
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	77,644
01/01/2012 to 12/31/2012	$11.95342	$12.35456	146,381
01/01/2013 to 12/31/2013	$12.35456	$10.88848	66,625
01/01/2014 to 12/31/2014	$10.88848	$11.73515	7,711
01/01/2015 to 12/31/2015	$11.73515	$11.69959	7,839
01/01/2016 to 12/31/2016	$11.69959	$11.63394	7,894

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	0
01/01/2013 to 12/31/2013	$10.34068	$9.06777	10,827
01/01/2014 to 12/31/2014	$9.06777	$9.97216	7,074
01/01/2015 to 12/31/2015	$9.97216	$10.00163	0
01/01/2016 to 12/31/2016	$10.00163	$9.95378	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	0
01/01/2014 to 12/31/2014	$8.70047	$9.73572	0
01/01/2015 to 12/31/2015	$9.73572	$9.77696	0
01/01/2016 to 12/31/2016	$9.77696	$9.72967	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	0
01/01/2015 to 12/31/2015	$11.23968	$11.19491	7,991
01/01/2016 to 12/31/2016	$11.19491	$11.20268	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	0
01/01/2016 to 12/31/2016	$9.88219	$9.85094	12,481
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	0
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97121	$10.52793	0
01/01/2011 to 12/31/2011	$10.52793	$9.67715	0
01/01/2012 to 12/31/2012	$9.67715	$10.69994	0
01/01/2013 to 12/31/2013	$10.69994	$13.73255	0
01/01/2014 to 12/31/2014	$13.73255	$14.78649	0
01/01/2015 to 12/31/2015	$14.78649	$13.75092	0
01/01/2016 to 12/31/2016	$13.75092	$15.27430	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.79804	6,523
01/01/2011 to 12/31/2011	$10.79804	$10.28877	3,182
01/01/2012 to 12/31/2012	$10.28877	$11.42534	3,109
01/01/2013 to 12/31/2013	$11.42534	$13.68738	3,524
01/01/2014 to 12/31/2014	$13.68738	$14.30069	4,029
01/01/2015 to 12/31/2015	$14.30069	$14.03913	2,968
01/01/2016 to 12/31/2016	$14.03913	$14.64727	3,033
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	0
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95944	$11.74760	4,332
01/01/2011 to 12/31/2011	$11.74760	$12.22807	0
01/01/2012 to 12/31/2012	$12.22807	$13.77283	0
01/01/2013 to 12/31/2013	$13.77283	$13.87061	0
01/01/2014 to 12/31/2014	$13.87061	$17.73201	0
01/01/2015 to 12/31/2015	$17.73201	$18.15410	0
01/01/2016 to 12/31/2016	$18.15410	$18.58231	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99805	$9.64227	0
01/01/2014 to 12/31/2014	$9.64227	$9.89604	0
01/01/2015 to 12/31/2015	$9.89604	$9.65408	0
01/01/2016 to 12/31/2016	$9.65408	$9.85845	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.84623	0
01/01/2011 to 12/31/2011	$10.84623	$10.32992	0
01/01/2012 to 12/31/2012	$10.32992	$11.46220	0
01/01/2013 to 12/31/2013	$11.46220	$13.34461	0
01/01/2014 to 12/31/2014	$13.34461	$13.77627	0
01/01/2015 to 10/16/2015	$13.77627	$13.66476	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97552	$10.97934	0
01/01/2011 to 12/31/2011	$10.97934	$10.56045	25,101
01/01/2012 to 12/31/2012	$10.56045	$11.40861	15,974
01/01/2013 to 12/31/2013	$11.40861	$12.78490	871
01/01/2014 to 12/31/2014	$12.78490	$12.87792	0
01/01/2015 to 12/31/2015	$12.87792	$12.69991	0
01/01/2016 to 12/31/2016	$12.69991	$12.92967	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.69629	1,839
01/01/2013 to 12/31/2013	$10.69629	$13.00109	2,354
01/01/2014 to 12/31/2014	$13.00109	$13.09901	2,978
01/01/2015 to 10/16/2015	$13.09901	$12.48042	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.76406	0
01/01/2014 to 12/31/2014	$10.76406	$10.78007	0
01/01/2015 to 10/16/2015	$10.78007	$10.23170	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96972	$11.50809	697
01/01/2011 to 12/31/2011	$11.50809	$10.67179	323
01/01/2012 to 12/31/2012	$10.67179	$13.21390	288
01/01/2013 to 12/31/2013	$13.21390	$13.46442	435
01/01/2014 to 12/31/2014	$13.46442	$14.97880	513
01/01/2015 to 12/31/2015	$14.97880	$14.61374	341
01/01/2016 to 12/31/2016	$14.61374	$14.39889	383
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01805	$10.74596	0
01/01/2011 to 12/31/2011	$10.74596	$10.07859	0
01/01/2012 to 12/31/2012	$10.07859	$11.78655	0
01/01/2013 to 12/31/2013	$11.78655	$14.93261	0
01/01/2014 to 02/07/2014	$14.93261	$14.67933	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99129	$10.73041	0
01/01/2011 to 12/31/2011	$10.73041	$9.90037	0
01/01/2012 to 12/31/2012	$9.90037	$11.56865	0
01/01/2013 to 12/31/2013	$11.56865	$15.08617	0
01/01/2014 to 12/31/2014	$15.08617	$16.66640	0
01/01/2015 to 12/31/2015	$16.66640	$15.52266	0
01/01/2016 to 12/31/2016	$15.52266	$16.90821	0
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01937	$11.37927	0
01/01/2011 to 12/31/2011	$11.37927	$10.78139	0
01/01/2012 to 12/31/2012	$10.78139	$12.59264	0
01/01/2013 to 12/31/2013	$12.59264	$16.25531	0
01/01/2014 to 12/31/2014	$16.25531	$17.70310	0
01/01/2015 to 12/31/2015	$17.70310	$16.30419	0
01/01/2016 to 12/31/2016	$16.30419	$16.18383	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98779	$10.66728	0
01/01/2011 to 12/31/2011	$10.66728	$10.36422	0
01/01/2012 to 12/31/2012	$10.36422	$11.14546	0
01/01/2013 to 12/31/2013	$11.14546	$11.95250	0
01/01/2014 to 12/31/2014	$11.95250	$12.14325	0
01/01/2015 to 12/31/2015	$12.14325	$11.75007	0
01/01/2016 to 12/31/2016	$11.75007	$12.07766	0
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96468	$11.45406	2,173
01/01/2011 to 12/31/2011	$11.45406	$11.33091	0
01/01/2012 to 12/31/2012	$11.33091	$12.80029	0
01/01/2013 to 12/31/2013	$12.80029	$17.35113	0
01/01/2014 to 12/31/2014	$17.35113	$18.16301	0
01/01/2015 to 12/31/2015	$18.16301	$16.76174	0
01/01/2016 to 12/31/2016	$16.76174	$20.34844	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99805	$9.81187	12,181
01/01/2011 to 12/31/2011	$9.81187	$9.58392	0
01/01/2012 to 12/31/2012	$9.58392	$9.35920	0
01/01/2013 to 12/31/2013	$9.35920	$9.13913	0
01/01/2014 to 12/31/2014	$9.13913	$8.92450	0
01/01/2015 to 12/31/2015	$8.92450	$8.71476	0
01/01/2016 to 12/31/2016	$8.71476	$8.51057	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98402	$10.72872	3,834
01/01/2011 to 12/31/2011	$10.72872	$10.80943	2,070
01/01/2012 to 12/31/2012	$10.80943	$12.01952	1,707
01/01/2013 to 12/31/2013	$12.01952	$12.57980	1,372
01/01/2014 to 12/31/2014	$12.57980	$12.59830	1,364
01/01/2015 to 12/31/2015	$12.59830	$11.86381	824
01/01/2016 to 12/31/2016	$11.86381	$13.36939	845
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99003	$10.58525	801
01/01/2011 to 12/31/2011	$10.58525	$9.90441	358
01/01/2012 to 12/31/2012	$9.90441	$11.30444	323
01/01/2013 to 12/31/2013	$11.30444	$15.43913	422
01/01/2014 to 12/31/2014	$15.43913	$17.14880	461
01/01/2015 to 12/31/2015	$17.14880	$15.43354	317
01/01/2016 to 12/31/2016	$15.43354	$18.06897	344
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92888	$11.22148	0
01/01/2011 to 12/31/2011	$11.22148	$9.54183	0
01/01/2012 to 12/31/2012	$9.54183	$11.21495	0
01/01/2013 to 12/31/2013	$11.21495	$13.03848	0
01/01/2014 to 12/31/2014	$13.03848	$12.02858	0
01/01/2015 to 12/31/2015	$12.02858	$12.11568	0
01/01/2016 to 12/31/2016	$12.11568	$11.38457	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92875	$10.76157	0
01/01/2011 to 12/31/2011	$10.76157	$9.19006	0
01/01/2012 to 12/31/2012	$9.19006	$10.47035	0
01/01/2013 to 12/31/2013	$10.47035	$12.21478	0
01/01/2014 to 12/31/2014	$12.21478	$11.12807	0
01/01/2015 to 12/31/2015	$11.12807	$10.95534	0
01/01/2016 to 12/31/2016	$10.95534	$10.76057	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97628	$10.83775	0
01/01/2011 to 12/31/2011	$10.83775	$10.52321	4,297
01/01/2012 to 12/31/2012	$10.52321	$11.67143	2,580
01/01/2013 to 12/31/2013	$11.67143	$13.25283	810
01/01/2014 to 12/31/2014	$13.25283	$13.76509	810
01/01/2015 to 12/31/2015	$13.76509	$13.30082	728
01/01/2016 to 12/31/2016	$13.30082	$13.66665	771
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92140	$10.52447	0
01/01/2011 to 12/31/2011	$10.52447	$9.33702	0
01/01/2012 to 12/31/2012	$9.33702	$11.11487	0
01/01/2013 to 12/31/2013	$11.11487	$12.52096	0
01/01/2014 to 12/31/2014	$12.52096	$11.44842	0
01/01/2015 to 12/31/2015	$11.44842	$10.86689	0
01/01/2016 to 12/31/2016	$10.86689	$10.81712	0
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.55438	3,064
01/01/2011 to 12/31/2011	$10.55438	$10.33075	1,469
01/01/2012 to 12/31/2012	$10.33075	$11.16896	1,413
01/01/2013 to 12/31/2013	$11.16896	$12.10980	1,107
01/01/2014 to 12/31/2014	$12.10980	$12.46955	1,107
01/01/2015 to 12/31/2015	$12.46955	$12.15423	588
01/01/2016 to 12/31/2016	$12.15423	$12.32480	337
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97090	$10.74258	0
01/01/2011 to 12/31/2011	$10.74258	$10.56007	0
01/01/2012 to 12/31/2012	$10.56007	$11.87760	0
01/01/2013 to 12/31/2013	$11.87760	$15.83137	0
01/01/2014 to 12/31/2014	$15.83137	$16.92852	0
01/01/2015 to 12/31/2015	$16.92852	$18.28864	0
01/01/2016 to 12/31/2016	$18.28864	$17.59833	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99215	$11.27007	755
01/01/2011 to 12/31/2011	$11.27007	$10.90506	319
01/01/2012 to 12/31/2012	$10.90506	$11.95463	306
01/01/2013 to 12/31/2013	$11.95463	$15.94779	412
01/01/2014 to 12/31/2014	$15.94779	$17.22216	458
01/01/2015 to 12/31/2015	$17.22216	$18.51127	281
01/01/2016 to 12/31/2016	$18.51127	$19.08542	283
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98822	$10.78752	0
01/01/2011 to 12/31/2011	$10.78752	$11.60598	3,934
01/01/2012 to 12/31/2012	$11.60598	$12.00483	3,287
01/01/2013 to 12/31/2013	$12.00483	$11.48813	1,250
01/01/2014 to 12/31/2014	$11.48813	$11.93491	670
01/01/2015 to 12/31/2015	$11.93491	$11.58634	0
01/01/2016 to 12/31/2016	$11.58634	$11.60912	0
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98718	$10.86071	764
01/01/2011 to 12/31/2011	$10.86071	$10.27356	335
01/01/2012 to 12/31/2012	$10.27356	$12.34700	308
01/01/2013 to 12/31/2013	$12.34700	$15.38878	416
01/01/2014 to 12/31/2014	$15.38878	$15.57270	502
01/01/2015 to 12/31/2015	$15.57270	$14.98399	332
01/01/2016 to 12/31/2016	$14.98399	$15.67330	362

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.83645	0
01/01/2011 to 12/31/2011	$10.83645	$10.51928	0
01/01/2012 to 12/31/2012	$10.51928	$12.02656	0
01/01/2013 to 12/31/2013	$12.02656	$16.05490	0
01/01/2014 to 12/31/2014	$16.05490	$17.04320	0
01/01/2015 to 12/31/2015	$17.04320	$17.84580	0
01/01/2016 to 12/31/2016	$17.84580	$17.76054	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	0
01/01/2014 to 12/31/2014	$13.35750	$14.37634	0
01/01/2015 to 12/31/2015	$14.37634	$13.93693	0
01/01/2016 to 12/31/2016	$13.93693	$15.44031	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02796	$10.05835	0
01/01/2012 to 12/31/2012	$10.05835	$10.30028	0
01/01/2013 to 12/31/2013	$10.30028	$9.77326	0
01/01/2014 to 12/31/2014	$9.77326	$10.03530	0
01/01/2015 to 10/16/2015	$10.03530	$9.95175	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95834	$11.88608	0
01/01/2011 to 12/31/2011	$11.88608	$11.80292	0
01/01/2012 to 12/31/2012	$11.80292	$12.95221	0
01/01/2013 to 12/31/2013	$12.95221	$16.77251	0
01/01/2014 to 12/31/2014	$16.77251	$17.67872	0
01/01/2015 to 10/16/2015	$17.67872	$18.02624	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97247	$11.39120	0
01/01/2011 to 04/29/2011	$11.39120	$12.74737	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99060	$11.19874	0
01/01/2011 to 12/31/2011	$11.19874	$10.66429	0
01/01/2012 to 12/31/2012	$10.66429	$12.19697	0
01/01/2013 to 12/31/2013	$12.19697	$16.91385	0
01/01/2014 to 12/31/2014	$16.91385	$18.87003	0
01/01/2015 to 12/31/2015	$18.87003	$17.38782	0
01/01/2016 to 12/31/2016	$17.38782	$20.07581	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	0
01/01/2013 to 12/31/2013	$10.27384	$11.93003	0
01/01/2014 to 12/31/2014	$11.93003	$12.24836	0
01/01/2015 to 12/31/2015	$12.24836	$11.81199	0
01/01/2016 to 12/31/2016	$11.81199	$12.03362	0
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93852	$11.63809	0
01/01/2011 to 12/31/2011	$11.63809	$9.06103	0
01/01/2012 to 12/31/2012	$9.06103	$10.43410	0
01/01/2013 to 12/31/2013	$10.43410	$10.21164	0
01/01/2014 to 12/31/2014	$10.21164	$9.50471	0
01/01/2015 to 12/31/2015	$9.50471	$7.72875	0
01/01/2016 to 12/31/2016	$7.72875	$8.48048	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98901	$10.56322	4,567
01/01/2011 to 12/31/2011	$10.56322	$10.41816	24,434
01/01/2012 to 12/31/2012	$10.41816	$11.22833	16,996
01/01/2013 to 12/31/2013	$11.22833	$11.97456	1,673
01/01/2014 to 12/31/2014	$11.97456	$12.36853	1,672
01/01/2015 to 12/31/2015	$12.36853	$12.09525	885
01/01/2016 to 12/31/2016	$12.09525	$12.46418	500
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	0
01/01/2012 to 12/31/2012	$10.05822	$10.51980	0
01/01/2013 to 12/31/2013	$10.51980	$10.03496	0
01/01/2014 to 12/31/2014	$10.03496	$10.39310	0
01/01/2015 to 12/31/2015	$10.39310	$10.12167	0
01/01/2016 to 12/31/2016	$10.12167	$10.30037	0
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96304	$11.47182	4,012
01/01/2011 to 12/31/2011	$11.47182	$10.50641	5,153
01/01/2012 to 12/31/2012	$10.50641	$11.58467	3,813
01/01/2013 to 12/31/2013	$11.58467	$13.23852	1,708
01/01/2014 to 12/31/2014	$13.23852	$14.11648	1,944
01/01/2015 to 12/31/2015	$14.11648	$13.70023	3,476
01/01/2016 to 12/31/2016	$13.70023	$14.72957	3,606
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.85629	0
01/01/2011 to 12/31/2011	$10.85629	$10.96805	0
01/01/2012 to 12/31/2012	$10.96805	$12.72392	0
01/01/2013 to 12/31/2013	$12.72392	$16.45421	0
01/01/2014 to 12/31/2014	$16.45421	$18.83337	0
01/01/2015 to 12/31/2015	$18.83337	$18.95714	0
01/01/2016 to 12/31/2016	$18.95714	$21.26114	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	0
01/01/2012 to 12/31/2012	$8.85728	$9.78676	0
01/01/2013 to 12/31/2013	$9.78676	$11.69734	0
01/01/2014 to 12/31/2014	$11.69734	$12.16502	0
01/01/2015 to 12/31/2015	$12.16502	$11.89708	0
01/01/2016 to 12/31/2016	$11.89708	$12.35269	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98710	$10.75126	0
01/01/2011 to 12/31/2011	$10.75126	$10.30837	24,258
01/01/2012 to 12/31/2012	$10.30837	$11.10075	15,406
01/01/2013 to 12/31/2013	$11.10075	$12.18835	894
01/01/2014 to 12/31/2014	$12.18835	$12.51365	0
01/01/2015 to 12/31/2015	$12.51365	$12.19922	0
01/01/2016 to 12/31/2016	$12.19922	$12.48685	0
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.93809	0
01/01/2011 to 12/31/2011	$10.93809	$10.42625	367
01/01/2012 to 12/31/2012	$10.42625	$11.79997	228
01/01/2013 to 12/31/2013	$11.79997	$13.60373	72
01/01/2014 to 12/31/2014	$13.60373	$14.00575	0
01/01/2015 to 12/31/2015	$14.00575	$13.60241	0
01/01/2016 to 12/31/2016	$13.60241	$14.18926	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98193	$10.73043	1,333
01/01/2011 to 12/31/2011	$10.73043	$10.12445	575
01/01/2012 to 12/31/2012	$10.12445	$10.98727	411
01/01/2013 to 12/31/2013	$10.98727	$12.27410	118
01/01/2014 to 12/31/2014	$12.27410	$12.34958	0
01/01/2015 to 10/16/2015	$12.34958	$11.94413	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97138	$12.11885	0
01/01/2011 to 12/31/2011	$12.11885	$10.28273	0
01/01/2012 to 12/31/2012	$10.28273	$12.05627	0
01/01/2013 to 12/31/2013	$12.05627	$16.57797	0
01/01/2014 to 12/31/2014	$16.57797	$16.98811	0
01/01/2015 to 12/31/2015	$16.98811	$16.81029	0
01/01/2016 to 12/31/2016	$16.81029	$17.68003	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96043	$12.57745	5,668
01/01/2011 to 12/31/2011	$12.57745	$12.16210	0
01/01/2012 to 12/31/2012	$12.16210	$13.32183	0
01/01/2013 to 12/31/2013	$13.32183	$17.58467	0
01/01/2014 to 12/31/2014	$17.58467	$17.82723	0
01/01/2015 to 12/31/2015	$17.82723	$17.54499	0
01/01/2016 to 12/31/2016	$17.54499	$19.20276	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96386	$11.43076	0
01/01/2011 to 12/31/2011	$11.43076	$10.49532	0
01/01/2012 to 12/31/2012	$10.49532	$12.10947	0
01/01/2013 to 12/31/2013	$12.10947	$16.24786	0
01/01/2014 to 12/31/2014	$16.24786	$16.70196	0
01/01/2015 to 12/31/2015	$16.70196	$15.60645	0
01/01/2016 to 12/31/2016	$15.60645	$19.69140	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99174	$10.65907	0
01/01/2011 to 12/31/2011	$10.65907	$10.61552	64,497
01/01/2012 to 12/31/2012	$10.61552	$11.76460	41,032
01/01/2013 to 12/31/2013	$11.76460	$13.42200	2,372
01/01/2014 to 12/31/2014	$13.42200	$13.87731	0
01/01/2015 to 12/31/2015	$13.87731	$13.55686	0
01/01/2016 to 12/31/2016	$13.55686	$14.23780	0
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98539	$10.50481	0
01/01/2011 to 12/31/2011	$10.50481	$10.09018	0
01/01/2012 to 12/31/2012	$10.09018	$11.55233	0
01/01/2013 to 12/31/2013	$11.55233	$14.62983	0
01/01/2014 to 12/31/2014	$14.62983	$15.35296	0
01/01/2015 to 10/16/2015	$15.35296	$14.15364	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97062	$11.10177	2,166
01/01/2011 to 12/31/2011	$11.10177	$10.65756	871
01/01/2012 to 12/31/2012	$10.65756	$12.23662	732
01/01/2013 to 12/31/2013	$12.23662	$17.21005	473
01/01/2014 to 12/31/2014	$17.21005	$18.20816	736
01/01/2015 to 12/31/2015	$18.20816	$19.48421	505
01/01/2016 to 12/31/2016	$19.48421	$19.54089	502

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85930	$11.44026	2,212
01/01/2011 to 12/31/2011	$11.44026	$9.50511	0
01/01/2012 to 12/31/2012	$9.50511	$9.61709	0
01/01/2013 to 12/31/2013	$9.61709	$10.83551	0
01/01/2014 to 12/31/2014	$10.83551	$9.69615	0
01/01/2015 to 12/31/2015	$9.69615	$7.64524	0
01/01/2016 to 12/31/2016	$7.64524	$9.30374	0
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97973	$10.27887	2,359
01/01/2011 to 12/31/2011	$10.27887	$10.45171	0
01/01/2012 to 12/31/2012	$10.45171	$10.73906	0
01/01/2013 to 12/31/2013	$10.73906	$10.09311	0
01/01/2014 to 12/31/2014	$10.09311	$9.91083	0
01/01/2015 to 12/31/2015	$9.91083	$9.23093	0
01/01/2016 to 12/31/2016	$9.23093	$9.40733	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98565	$10.63446	799
01/01/2011 to 12/31/2011	$10.63446	$10.33380	345
01/01/2012 to 12/31/2012	$10.33380	$11.44285	316
01/01/2013 to 12/31/2013	$11.44285	$15.04350	438
01/01/2014 to 12/31/2014	$15.04350	$14.91881	497
01/01/2015 to 12/31/2015	$14.91881	$13.68482	363
01/01/2016 to 12/31/2016	$13.68482	$14.18297	419
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98831	$11.46513	0
01/01/2011 to 12/31/2011	$11.46513	$10.80972	0
01/01/2012 to 12/31/2012	$10.80972	$12.49876	0
01/01/2013 to 12/31/2013	$12.49876	$16.16160	0
01/01/2014 to 12/31/2014	$16.16160	$18.14438	0
01/01/2015 to 12/31/2015	$18.14438	$16.54707	0
01/01/2016 to 12/31/2016	$16.54707	$18.42075	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.79506	0
01/01/2012 to 12/31/2012	$8.79506	$9.53337	0
01/01/2013 to 12/31/2013	$9.53337	$11.21815	0
01/01/2014 to 12/31/2014	$11.21815	$11.55756	0
01/01/2015 to 12/31/2015	$11.55756	$11.21457	0
01/01/2016 to 12/31/2016	$11.21457	$11.66623	0
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.36763	5,384
01/01/2011 to 12/31/2011	$10.36763	$10.73432	333
01/01/2012 to 12/31/2012	$10.73432	$11.30483	323
01/01/2013 to 12/31/2013	$11.30483	$10.87439	560
01/01/2014 to 12/31/2014	$10.87439	$11.38303	651
01/01/2015 to 12/31/2015	$11.38303	$11.25306	448
01/01/2016 to 12/31/2016	$11.25306	$11.55520	475
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97057	$10.60699	4,093
01/01/2011 to 12/31/2011	$10.60699	$10.18506	1,710
01/01/2012 to 09/21/2012	$10.18506	$11.35160	0
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928
Net Assets	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928

NET ASSETS, representing:
Accumulation units	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928
	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928

Units outstanding	7,027,237	6,274,315	5,866,953	7,754,724	3,347,196

Portfolio shares held	829,110	1,326,175	429,709	895,096	2,931,751
Portfolio net asset value per share	$10.00	$12.28	$40.96	$27.08	$5.10
Investment in portfolio shares, at cost	$8,291,102	$14,770,382	$11,749,165	$17,370,737	$15,389,439

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$8,775	$—	$—	$—	$974,355

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	131,396	244,082	249,591	339,001	222,765
NET INVESTMENT INCOME (LOSS)	(122,621)	(244,082)	(249,591)	(339,001)	751,590

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	286,397	682,830	642,350	(227,796)
Net change in unrealized gain (loss) on investments	—	726,610	(113,034)	1,849,635	1,530,283
NET GAIN (LOSS) ON INVESTMENTS	—	1,013,007	569,796	2,491,985	1,302,487

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(122,621)	$768,925	$320,205	$2,152,984	$2,054,077

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889
Net Assets	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889

NET ASSETS, representing:
Accumulation units	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889
	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889

Units outstanding	6,972,702	2,057,237	7,092,161	843,297	996,402

Portfolio shares held	427,158	176,214	514,708	131,669	111,625
Portfolio net asset value per share	$50.70	$27.50	$45.13	$34.08	$14.27
Investment in portfolio shares, at cost	$15,717,959	$3,451,406	$12,221,074	$2,223,872	$1,528,732

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$397,585	$—	$—	$—	$17,030

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	309,373	69,404	340,437	56,116	22,636
NET INVESTMENT INCOME (LOSS)	88,212	(69,404)	(340,437)	(56,116)	(5,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,056,831	—	—	—	58,540
Net realized gain (loss) on shares redeemed	983,163	132,133	1,444,564	234,855	12,038
Net change in unrealized gain (loss) on investments	(47,367)	67,453	(1,811,155)	740,977	(54,247)
NET GAIN (LOSS) ON INVESTMENTS	1,992,627	199,586	(366,591)	975,832	16,331

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,080,839	$130,182	$(707,028)	$919,716	$10,725

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320
Net Assets	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320

NET ASSETS, representing:
Accumulation units	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320
	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320

Units outstanding	1,843,627	2,876,730	1,822,274	1,645,349	497,152

Portfolio shares held	227,689	228,819	164,590	182,247	54,320
Portfolio net asset value per share	$28.34	$34.58	$28.93	$24.79	$26.00
Investment in portfolio shares, at cost	$4,897,222	$6,089,024	$4,572,464	$5,936,050	$1,091,200

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$141,366	$59,584	$26,341	$231,541	$10,934

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	84,961	110,269	68,331	63,581	19,742
NET INVESTMENT INCOME (LOSS)	56,405	(50,685)	(41,990)	167,960	(8,808)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	598,386	534,072	300,468	126,420	140,329
Net realized gain (loss) on shares redeemed	240,656	228,197	30,371	(131,206)	47,333
Net change in unrealized gain (loss) on investments	102,465	(48,044)	(337,352)	(559,099)	(80,654)
NET GAIN (LOSS) ON INVESTMENTS	941,507	714,225	(6,513)	(563,885)	107,008

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$997,912	$663,540	$(48,503)	$(395,925)	$98,200

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234
Net Assets	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234

NET ASSETS, representing:
Accumulation units	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234
	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234

Units outstanding	1,932,444	639,133	976,332	1,190,078	1,081,090

Portfolio shares held	148,401	221,081	164,833	127,998	209,037
Portfolio net asset value per share	$38.76	$10.48	$16.27	$23.94	$9.10
Investment in portfolio shares, at cost	$3,960,013	$1,509,076	$3,336,719	$1,785,699	$2,248,716

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$2,593	$37,822	$—	$—	$22,806

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	81,697	30,219	37,226	45,490	25,717
NET INVESTMENT INCOME (LOSS)	(79,104)	7,603	(37,226)	(45,490)	(2,911)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	353,682	—	314,410	—	273,138
Net realized gain (loss) on shares redeemed	193,291	79,628	(55,198)	277,923	(41,482)
Net change in unrealized gain (loss) on investments	(413,784)	297,363	(148,247)	(244,436)	(48,866)
NET GAIN (LOSS) ON INVESTMENTS	133,189	376,991	110,965	33,487	182,790

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,085	$384,594	$73,739	$(12,003)	$179,879

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565
Net Assets	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565

NET ASSETS, representing:
Accumulation units	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565
	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565

Units outstanding	683,422	2,654,338	250,768	2,245,328	1,282,583

Portfolio shares held	17,986	357,431	15,071	555,496	306,514
Portfolio net asset value per share	$43.32	$23.46	$28.31	$12.08	$5.92
Investment in portfolio shares, at cost	$607,843	$4,566,939	$379,995	$4,103,414	$1,896,070

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$1,705	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	10,635	121,548	7,055	108,432	29,232
NET INVESTMENT INCOME (LOSS)	(10,635)	(121,548)	(5,350)	(108,432)	(29,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	91,679	—	28,285	—	—
Net realized gain (loss) on shares redeemed	7,844	557,733	6,847	420,665	(6,895)
Net change in unrealized gain (loss) on investments	(81,526)	1,241,910	(35,640)	(153,581)	(64,418)
NET GAIN (LOSS) ON INVESTMENTS	17,997	1,799,643	(508)	267,084	(71,313)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,362	$1,678,095	$(5,858)	$158,652	$(100,545)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970
Net Assets	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970

NET ASSETS, representing:
Accumulation units	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970
	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970

Units outstanding	2,985,359	1,423,181	13,084,121	816,762	1,859,741

Portfolio shares held	1,776,235	2,492,901	9,817,967	922,467	2,786,016
Portfolio net asset value per share	$28.32	$10.89	$17.05	$12.99	$9.37
Investment in portfolio shares, at cost	$41,781,384	$22,464,101	$138,050,380	$9,657,909	$22,271,207

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	708,881	401,777	2,689,308	185,967	384,526
NET INVESTMENT INCOME (LOSS)	(708,881)	(401,777)	(2,689,308)	(185,967)	(384,526)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	816,778	1,548,938	4,658,651	530,579	733,040
Net change in unrealized gain (loss) on investments	4,089,851	(598,080)	1,137,871	14,434	2,761,493
NET GAIN (LOSS) ON INVESTMENTS	4,906,629	950,858	5,796,522	545,013	3,494,533

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,197,748	$549,081	$3,107,214	$359,046	$3,110,007

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559
Net Assets	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559

NET ASSETS, representing:
Accumulation units	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559
	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559

Units outstanding	864,501	540,439	773,934	3,115,336	1,645,352

Portfolio shares held	995,769	463,439	577,790	7,111,758	1,165,888
Portfolio net asset value per share	$15.53	$21.75	$26.68	$7.42	$24.96
Investment in portfolio shares, at cost	$11,851,152	$7,459,289	$11,203,335	$47,869,440	$21,100,898

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	244,802	151,911	200,028	860,240	384,669
NET INVESTMENT INCOME (LOSS)	(244,802)	(151,911)	(200,028)	(860,240)	(384,669)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,192,085	770,380	778,975	952,701	1,510,716
Net change in unrealized gain (loss) on investments	(137,072)	420,355	2,400,970	(642,412)	3,142,727
NET GAIN (LOSS) ON INVESTMENTS	1,055,013	1,190,735	3,179,945	310,289	4,653,443

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$810,211	$1,038,824	$2,979,917	$(549,951)	$4,268,774

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322
Net Assets	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322

NET ASSETS, representing:
Accumulation units	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322
	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322

Units outstanding	3,995,200	2,615,446	776,335	1,523,796	1,750,161

Portfolio shares held	3,989,810	1,344,762	771,744	1,017,243	1,680,523
Portfolio net asset value per share	$12.23	$37.50	$18.14	$30.68	$10.56
Investment in portfolio shares, at cost	$46,850,930	$37,780,020	$10,680,010	$22,954,847	$17,658,320

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	688,016	768,327	200,619	427,890	262,289
NET INVESTMENT INCOME (LOSS)	(688,016)	(768,327)	(200,619)	(427,890)	(262,289)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	759,392	4,227,029	954,434	1,955,194	(17,748)
Net change in unrealized gain (loss) on investments	391,764	(2,095,658)	(834,157)	2,351,137	293,754
NET GAIN (LOSS) ON INVESTMENTS	1,151,156	2,131,371	120,277	4,306,331	276,006

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$463,140	$1,363,044	$(80,342)	$3,878,441	$13,717

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827
Net Assets	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827

NET ASSETS, representing:
Accumulation units	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827
	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827

Units outstanding	1,042,190	2,692,449	75,754,889	1,737,827	1,912,176

Portfolio shares held	886,549	1,284,870	43,037,963	1,719,612	895,279
Portfolio net asset value per share	$24.99	$20.96	$25.38	$16.57	$23.76
Investment in portfolio shares, at cost	$17,341,335	$25,193,898	$883,229,003	$23,707,320	$19,856,391

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	289,333	398,605	16,628,868	411,411	335,044
NET INVESTMENT INCOME (LOSS)	(289,333)	(398,605)	(16,628,868)	(411,411)	(335,044)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,037,729	(1,346,249)	20,986,975	1,073,421	(32,253)
Net change in unrealized gain (loss) on investments	1,563,179	6,204,285	50,069,345	535,824	167,764
NET GAIN (LOSS) ON INVESTMENTS	2,600,908	4,858,036	71,056,320	1,609,245	135,511

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,311,575	$4,459,431	$54,427,452	$1,197,834	$(199,533)
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792
Net Assets	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792

NET ASSETS, representing:
Accumulation units	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792
	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792

Units outstanding	1,412,409	10,413,618	41,918,325	24,272,568	50,063,014

Portfolio shares held	1,326,676	9,469,253	38,195,239	22,117,649	45,124,636
Portfolio net asset value per share	$10.78	$13.39	$16.10	$13.43	$15.70
Investment in portfolio shares, at cost	$14,229,695	$109,971,183	$475,257,573	$253,142,970	$537,244,863

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	193,076	1,947,742	9,606,866	5,160,103	11,126,842
NET INVESTMENT INCOME (LOSS)	(193,076)	(1,947,742)	(9,606,866)	(5,160,103)	(11,126,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(344,412)	2,285,856	19,157,851	10,847,217	18,664,809
Net change in unrealized gain (loss) on investments	899,394	4,057,290	16,348,185	5,220,089	21,565,508
NET GAIN (LOSS) ON INVESTMENTS	554,982	6,343,146	35,506,036	16,067,306	40,230,317

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$361,906	$4,395,404	$25,899,170	$10,907,203	$29,103,475

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801
Net Assets	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801

NET ASSETS, representing:
Accumulation units	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801
	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801

Units outstanding	35,110,162	28,025,755	44,092,305	42,483,585	3,130,330

Portfolio shares held	31,070,247	28,408,881	45,432,260	37,958,738	2,522,157
Portfolio net asset value per share	$14.71	$12.75	$14.29	$16.13	$25.13
Investment in portfolio shares, at cost	$374,744,671	$303,005,613	$548,100,505	$475,676,220	$48,069,327

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,419,843	5,640,255	9,760,157	9,395,259	1,003,140
NET INVESTMENT INCOME (LOSS)	(7,419,843)	(5,640,255)	(9,760,157)	(9,395,259)	(1,003,140)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,851,907	8,262,969	11,680,545	18,183,629	5,302,535
Net change in unrealized gain (loss) on investments	15,061,186	4,705,480	41,635,890	18,788,979	(4,125,558)
NET GAIN (LOSS) ON INVESTMENTS	23,913,093	12,968,449	53,316,435	36,972,608	1,176,977

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,493,250	$7,328,194	$43,556,278	$27,577,349	$173,837

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990
Net Assets	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990

NET ASSETS, representing:
Accumulation units	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990
	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990

Units outstanding	2,162,054	1,133,513	16,577,521	1,018,667	1,400,010

Portfolio shares held	19,815,887	619,621	14,413,645	636,371	1,201,359
Portfolio net asset value per share	$1.00	$35.92	$13.07	$17.36	$13.24
Investment in portfolio shares, at cost	$19,815,887	$17,007,871	$178,471,719	$10,679,310	$14,970,858

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	312,649	335,003	3,069,369	157,525	215,233
NET INVESTMENT INCOME (LOSS)	(312,649)	(335,003)	(3,069,369)	(157,525)	(215,233)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,035,651	2,702,422	3,834	188,177
Net change in unrealized gain (loss) on investments	—	1,190,895	4,947,518	(48,822)	(1,036,166)
NET GAIN (LOSS) ON INVESTMENTS	—	2,226,546	7,649,940	(44,988)	(847,989)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(312,649)	$1,891,543	$4,580,571	$(202,513)	$(1,063,222)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
ASSETS
Investment in the portfolios, at fair value	$—	$239,553,910	$65,781,567	$11,811,303	$1,210,384
Net Assets	$—	$239,553,910	$65,781,567	$11,811,303	$1,210,384

NET ASSETS, representing:
Accumulation units	$—	$239,553,910	$65,781,567	$11,811,303	$1,210,384
	$—	$239,553,910	$65,781,567	$11,811,303	$1,210,384

Units outstanding	—	18,562,401	5,381,957	1,049,426	103,829

Portfolio shares held	—	33,317,651	5,459,051	934,439	114,946
Portfolio net asset value per share	$—	$7.19	$12.05	$12.64	$10.53
Investment in portfolio shares, at cost	$—	$243,315,077	$61,279,819	$11,270,835	$1,179,349

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	8/5/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$9,863	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,984	5,838,045	1,020,827	314,426	26,368
NET INVESTMENT INCOME (LOSS)	5,879	(5,838,045)	(1,020,827)	(314,426)	(26,368)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(226,159)	26,730,130	1,344,450	234,524	14,575
Net change in unrealized gain (loss) on investments	256,641	(3,482,202)	1,552,638	22,131	7,492
NET GAIN (LOSS) ON INVESTMENTS	30,482	23,247,928	2,897,088	256,655	22,067

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,361	$17,409,883	$1,876,261	$(57,771)	$(4,301)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,056,289	$20,397,407	$30,919,319	$452,395,200	$391,847,840
Net Assets	$8,056,289	$20,397,407	$30,919,319	$452,395,200	$391,847,840

NET ASSETS, representing:
Accumulation units	$8,056,289	$20,397,407	$30,919,319	$452,395,200	$391,847,840
	$8,056,289	$20,397,407	$30,919,319	$452,395,200	$391,847,840

Units outstanding	557,489	2,293,083	1,475,802	32,047,301	31,175,934

Portfolio shares held	712,946	2,549,676	1,460,525	28,870,147	31,025,165
Portfolio net asset value per share	$11.30	$8.00	$21.17	$15.67	$12.63
Investment in portfolio shares, at cost	$7,292,335	$20,591,611	$21,829,832	$388,062,642	$337,271,729

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	123,956	326,430	419,872	6,855,718	5,950,658
NET INVESTMENT INCOME (LOSS)	(123,956)	(326,430)	(419,872)	(6,855,718)	(5,950,658)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	344,999	(1,765,447)	2,095,379	8,404,394	7,919,536
Net change in unrealized gain (loss) on investments	(395,064)	3,658,083	3,573,497	16,857,110	7,957,105
NET GAIN (LOSS) ON INVESTMENTS	(50,065)	1,892,636	5,668,876	25,261,504	15,876,641

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(174,021)	$1,566,206	$5,249,004	$18,405,786	$9,925,983

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials
ASSETS
Investment in the portfolios, at fair value	$185,732,280	$179,412,460	$173,107	$242,847	$308,114
Net Assets	$185,732,280	$179,412,460	$173,107	$242,847	$308,114

NET ASSETS, representing:
Accumulation units	$185,732,280	$179,412,460	$173,107	$242,847	$308,114
	$185,732,280	$179,412,460	$173,107	$242,847	$308,114

Units outstanding	13,670,743	14,821,429	7,882	13,816	26,700

Portfolio shares held	13,342,836	14,216,518	2,811	4,104	8,662
Portfolio net asset value per share	$13.92	$12.62	$61.58	$59.18	$35.57
Investment in portfolio shares, at cost	$155,028,729	$157,201,545	$107,703	$200,991	$185,073

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,817	$1,131

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,737,172	2,745,661	3,400	2,486	4,261
NET INVESTMENT INCOME (LOSS)	(2,737,172)	(2,745,661)	(3,400)	(669)	(3,130)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	2,354	—	—
Net realized gain (loss) on shares redeemed	5,911,383	4,590,380	32,125	7,244	27,980
Net change in unrealized gain (loss) on investments	1,602,784	3,377,855	(25,128)	(5,826)	16,583
NET GAIN (LOSS) ON INVESTMENTS	7,514,167	7,968,235	9,351	1,418	44,563

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,776,995	$5,222,574	$5,951	$749	$41,433

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$197,097	$493,294	$304,485	$245,402	$115,599
Net Assets	$197,097	$493,294	$304,485	$245,402	$115,599

NET ASSETS, representing:
Accumulation units	$197,097	$493,294	$304,485	$245,402	$115,599
	$197,097	$493,294	$304,485	$245,402	$115,599

Units outstanding	9,562	31,826	17,756	14,570	9,073

Portfolio shares held	3,061	7,225	6,879	5,451	1,778
Portfolio net asset value per share	$64.39	$68.28	$44.26	$45.02	$65.02
Investment in portfolio shares, at cost	$119,915	$424,587	$292,944	$222,760	$90,918

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$468	$—	$68	$2,120

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,526	4,536	1,417	904	1,774
NET INVESTMENT INCOME (LOSS)	(4,526)	(4,068)	(1,417)	(836)	346

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	4,062	597	—
Net realized gain (loss) on shares redeemed	80,629	11,544	(1,133)	1,699	11,583
Net change in unrealized gain (loss) on investments	(91,997)	30,592	8,750	17,004	(7,118)
NET GAIN (LOSS) ON INVESTMENTS	(11,368)	42,136	11,679	19,300	4,465

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,894)	$38,068	$10,262	$18,464	$4,811

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$209,200	$69,390	$61,307	$82,884	$148,495
Net Assets	$209,200	$69,390	$61,307	$82,884	$148,495

NET ASSETS, representing:
Accumulation units	$209,200	$69,390	$61,307	$82,884	$148,495
	$209,200	$69,390	$61,307	$82,884	$148,495

Units outstanding	10,964	3,868	4,627	6,130	9,081

Portfolio shares held	5,523	1,501	1,503	1,898	2,583
Portfolio net asset value per share	$37.88	$46.23	$40.78	$43.68	$57.48
Investment in portfolio shares, at cost	$196,160	$63,616	$48,005	$69,511	$149,090

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$1,292	$1,603	$79

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,113	339	1,184	1,494	2,438
NET INVESTMENT INCOME (LOSS)	(1,113)	(339)	108	109	(2,359)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,957	—	—	2,993	14,842
Net realized gain (loss) on shares redeemed	(4,500)	4,361	9,251	10,202	(1,069)
Net change in unrealized gain (loss) on investments	16,683	3,845	5,634	(2,473)	(16,013)
NET GAIN (LOSS) ON INVESTMENTS	16,140	8,206	14,885	10,722	(2,240)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,027	$7,867	$14,993	$10,831	$(4,599)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017
ASSETS
Investment in the portfolios, at fair value	$132,666	$3,882,214	$10,548,553	$18,697,430	$12,456,044
Net Assets	$132,666	$3,882,214	$10,548,553	$18,697,430	$12,456,044

NET ASSETS, representing:
Accumulation units	$132,666	$3,882,214	$10,548,553	$18,697,430	$12,456,044
	$132,666	$3,882,214	$10,548,553	$18,697,430	$12,456,044

Units outstanding	9,831	320,721	662,463	1,031,144	1,139,319

Portfolio shares held	3,194	572,598	533,294	817,910	1,018,483
Portfolio net asset value per share	$41.53	$6.78	$19.78	$22.86	$12.23
Investment in portfolio shares, at cost	$124,652	$3,769,723	$8,209,586	$15,682,657	$12,185,047

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$558	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	735	87,447	144,576	280,655	286,964
NET INVESTMENT INCOME (LOSS)	(177)	(87,447)	(144,576)	(280,655)	(286,964)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,540	91,490	494,462	1,487,845	69,568
Net change in unrealized gain (loss) on investments	(6,290)	20,640	626,247	(1,999,915)	87,557
NET GAIN (LOSS) ON INVESTMENTS	250	112,130	1,120,709	(512,070)	157,125

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73	$24,683	$976,133	$(792,725)	$(129,839)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$11,123,587	$40,181	$321,533	$—	$8,477,766
Net Assets	$11,123,587	$40,181	$321,533	$—	$8,477,766

NET ASSETS, representing:
Accumulation units	$11,123,587	$40,181	$321,533	$—	$8,477,766
	$11,123,587	$40,181	$321,533	$—	$8,477,766

Units outstanding	892,155	2,609	106,567	—	721,225

Portfolio shares held	763,983	9,111	14,483	—	633,142
Portfolio net asset value per share	$14.56	$4.41	$22.20	$—	$13.39
Investment in portfolio shares, at cost	$10,764,298	$42,541	$316,543	$—	$8,195,598

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	4/29/2016**	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$1,207	$—	$314	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	300,798	659	5,386	263	202,749
NET INVESTMENT INCOME (LOSS)	(300,798)	548	(5,386)	51	(202,749)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,937	17,211	—	—
Net realized gain (loss) on shares redeemed	502,037	(183)	49	15,801	411,507
Net change in unrealized gain (loss) on investments	(57,463)	(2,601)	(14,851)	(12,503)	(86,378)
NET GAIN (LOSS) ON INVESTMENTS	444,574	153	2,409	3,298	325,129

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$143,776	$701	$(2,977)	$3,349	$122,380

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$24,699,375	$136,039,732	$168,425	$19,811,426	$1,834,734
Net Assets	$24,699,375	$136,039,732	$168,425	$19,811,426	$1,834,734

NET ASSETS, representing:
Accumulation units	$24,699,375	$136,039,732	$168,425	$19,811,426	$1,834,734
	$24,699,375	$136,039,732	$168,425	$19,811,426	$1,834,734

Units outstanding	1,960,199	11,985,530	9,323	1,829,523	180,982

Portfolio shares held	1,748,010	10,926,886	6,847	1,702,013	163,669
Portfolio net asset value per share	$14.13	$12.45	$24.60	$11.64	$11.21
Investment in portfolio shares, at cost	$23,244,670	$117,789,949	$124,857	$19,135,794	$1,761,317

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$3,633	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	161,378	2,058,502	2,681	228,023	23,391
NET INVESTMENT INCOME (LOSS)	(161,378)	(2,058,502)	952	(228,023)	(23,391)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	15,778	—	—
Net realized gain (loss) on shares redeemed	(9,196)	2,312,427	3,874	208,081	9,578
Net change in unrealized gain (loss) on investments	1,421,973	5,507,709	(4,400)	392,789	(27,290)
NET GAIN (LOSS) ON INVESTMENTS	1,412,777	7,820,136	15,252	600,870	(17,712)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,251,399	$5,761,634	$16,204	$372,847	$(41,103)
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$55,405,327	$434,686	$14,585,654	$386,787	$635,289
Net Assets	$55,405,327	$434,686	$14,585,654	$386,787	$635,289

NET ASSETS, representing:
Accumulation units	$55,405,327	$434,686	$14,585,654	$386,787	$635,289
	$55,405,327	$434,686	$14,585,654	$386,787	$635,289

Units outstanding	4,532,636	43,100	925,962	38,867	65,960

Portfolio shares held	4,172,088	41,676	851,468	36,148	66,873
Portfolio net asset value per share	$13.28	$10.43	$17.13	$10.70	$9.50
Investment in portfolio shares, at cost	$49,295,280	$419,262	$13,263,193	$340,765	$621,157

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	823,537	3,058	163,259	10,985	3,798
NET INVESTMENT INCOME (LOSS)	(823,537)	(3,058)	(163,259)	(10,985)	(3,798)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	964,197	488	118,087	36,081	(5,771)
Net change in unrealized gain (loss) on investments	797,954	30,282	1,197,778	(9,145)	51,844
NET GAIN (LOSS) ON INVESTMENTS	1,762,151	30,770	1,315,865	26,936	46,073

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$938,614	$27,712	$1,152,606	$15,951	$42,275

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,260,317	$362,243	$1,017,452,277	$28,898,612	$32,428,790
Net Assets	$14,260,317	$362,243	$1,017,452,277	$28,898,612	$32,428,790

NET ASSETS, representing:
Accumulation units	$14,260,317	$362,243	$1,017,452,277	$28,898,612	$32,428,790
	$14,260,317	$362,243	$1,017,452,277	$28,898,612	$32,428,790

Units outstanding	1,026,274	42,151	96,517,392	2,608,030	3,189,397

Portfolio shares held	957,711	42,072	89,643,372	2,463,650	3,013,828
Portfolio net asset value per share	$14.89	$8.61	$11.35	$11.73	$10.76
Investment in portfolio shares, at cost	$12,913,893	$376,135	$958,482,162	$27,008,374	$31,185,852

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	154,613	2,605	16,190,229	386,128	450,159
NET INVESTMENT INCOME (LOSS)	(154,613)	(2,605)	(16,190,229)	(386,128)	(450,159)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,796	(11,800)	139,187	50,252	248,465
Net change in unrealized gain (loss) on investments	1,106,826	42,398	55,054,016	1,363,712	914,539
NET GAIN (LOSS) ON INVESTMENTS	1,222,622	30,598	55,193,203	1,413,964	1,163,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,068,009	$27,993	$39,002,974	$1,027,836	$712,845

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$907,318	$697,605	$484,463	$63,454,015	$3,289,870
Net Assets	$907,318	$697,605	$484,463	$63,454,015	$3,289,870

NET ASSETS, representing:
Accumulation units	$907,318	$697,605	$484,463	$63,454,015	$3,289,870
	$907,318	$697,605	$484,463	$63,454,015	$3,289,870

Units outstanding	64,268	47,941	43,685	5,808,359	310,190

Portfolio shares held	60,488	45,536	40,271	5,556,394	305,466
Portfolio net asset value per share	$15.00	$15.32	$12.03	$11.42	$10.77
Investment in portfolio shares, at cost	$800,688	$640,614	$478,966	$60,066,195	$3,160,705

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	5,949	4,331	380,095	765,490	18,085
NET INVESTMENT INCOME (LOSS)	(5,949)	(4,331)	(380,095)	(765,490)	(18,085)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,576	1,497	2,961,496	(486,847)	(15,758)
Net change in unrealized gain (loss) on investments	89,817	50,983	(487,904)	2,953,896	183,695
NET GAIN (LOSS) ON INVESTMENTS	99,393	52,480	2,473,592	2,467,049	167,937

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$93,444	$48,149	$2,093,497	$1,701,559	$149,852

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,491,170	$8,453,104	$5,863,332	$2,702,187	$2,245,161
Net Assets	$5,491,170	$8,453,104	$5,863,332	$2,702,187	$2,245,161

NET ASSETS, representing:
Accumulation units	$5,491,170	$8,453,104	$5,863,332	$2,702,187	$2,245,161
	$5,491,170	$8,453,104	$5,863,332	$2,702,187	$2,245,161

Units outstanding	503,465	760,931	575,794	284,021	212,912

Portfolio shares held	492,924	742,803	571,475	281,771	209,632
Portfolio net asset value per share	$11.14	$11.38	$10.26	$9.59	$10.71
Investment in portfolio shares, at cost	$5,171,335	$8,020,026	$5,646,717	$2,686,137	$2,187,581

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	30,989	41,857	32,869	12,349	9,564
NET INVESTMENT INCOME (LOSS)	(30,989)	(41,857)	(32,869)	(12,349)	(9,564)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,061	(10,702)	(14,737)	(4,426)	(6,712)
Net change in unrealized gain (loss) on investments	347,193	517,985	357,313	72,731	101,896
NET GAIN (LOSS) ON INVESTMENTS	360,254	507,283	342,576	68,305	95,184

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$329,265	$465,426	$309,707	$55,956	$85,620

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,487,251	$453,809	$1,053,776	$619,180	$18,832,831
Net Assets	$4,487,251	$453,809	$1,053,776	$619,180	$18,832,831

NET ASSETS, representing:
Accumulation units	$4,487,251	$453,809	$1,053,776	$619,180	$18,832,831
	$4,487,251	$453,809	$1,053,776	$619,180	$18,832,831

Units outstanding	444,371	43,063	105,593	64,200	1,809,018

Portfolio shares held	437,354	42,893	104,025	64,164	1,751,891
Portfolio net asset value per share	$10.26	$10.58	$10.13	$9.65	$10.75
Investment in portfolio shares, at cost	$4,448,490	$419,003	$1,057,438	$613,838	$17,937,764

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	22,672	1,980	4,198	2,255	190,970
NET INVESTMENT INCOME (LOSS)	(22,672)	(1,980)	(4,198)	(2,255)	(190,970)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,994	2,037	(5,585)	(740)	(99,569)
Net change in unrealized gain (loss) on investments	72,624	38,152	42,965	9,068	1,085,128
NET GAIN (LOSS) ON INVESTMENTS	74,618	40,189	37,380	8,328	985,559

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,946	$38,209	$33,182	$6,073	$794,589

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$23,602,703	$1,260,708	$214,414	$148,391	$329,321
Net Assets	$23,602,703	$1,260,708	$214,414	$148,391	$329,321

NET ASSETS, representing:
Accumulation units	$23,602,703	$1,260,708	$214,414	$148,391	$329,321
	$23,602,703	$1,260,708	$214,414	$148,391	$329,321

Units outstanding	2,384,023	120,157	20,657	16,252	32,002

Portfolio shares held	2,284,870	118,935	20,440	16,129	31,666
Portfolio net asset value per share	$10.33	$10.60	$10.49	$9.20	$10.40
Investment in portfolio shares, at cost	$24,567,199	$1,236,657	$213,430	$147,932	$323,926

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	182,768	5,030	966	432	1,647
NET INVESTMENT INCOME (LOSS)	(182,768)	(5,030)	(966)	(432)	(1,647)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	91,431	1,816	1,133	(118)	685
Net change in unrealized gain (loss) on investments	(1,022,623)	24,771	969	628	5,455
NET GAIN (LOSS) ON INVESTMENTS	(931,192)	26,587	2,102	510	6,140

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,113,960)	$21,557	$1,136	$78	$4,493

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio
ASSETS
Investment in the portfolios, at fair value	$701,268	$256,534	$277,812	$1,039,757	$399,799
Net Assets	$701,268	$256,534	$277,812	$1,039,757	$399,799

NET ASSETS, representing:
Accumulation units	$701,268	$256,534	$277,812	$1,039,757	$399,799
	$701,268	$256,534	$277,812	$1,039,757	$399,799

Units outstanding	70,476	28,277	28,812	107,203	39,743

Portfolio shares held	70,907	28,253	27,104	106,423	39,702
Portfolio net asset value per share	$9.89	$9.08	$10.25	$9.77	$10.07
Investment in portfolio shares, at cost	$687,240	$258,239	$272,725	$1,029,479	$385,528

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,173	827	1,229	4,389	1,703
NET INVESTMENT INCOME (LOSS)	(3,173)	(827)	(1,229)	(4,389)	(1,703)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	161	(1,078)	(32)	(563)	65
Net change in unrealized gain (loss) on investments	15,711	(1,015)	4,860	13,303	14,401
NET GAIN (LOSS) ON INVESTMENTS	15,872	(2,093)	4,828	12,740	14,466

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,699	$(2,920)	$3,599	$8,351	$12,763

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Columbia Adaptive Risk Allocation Portfolio	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$868,215	$—	$3,165,064	$1,114,966	$19,709,809
Net Assets	$868,215	$—	$3,165,064	$1,114,966	$19,709,809

NET ASSETS, representing:
Accumulation units	$868,215	$—	$3,165,064	$1,114,966	$19,709,809
	$868,215	$—	$3,165,064	$1,114,966	$19,709,809

Units outstanding	82,728	—	307,720	105,764	2,000,548

Portfolio shares held	82,140	—	236,729	112,396	1,959,226
Portfolio net asset value per share	$10.57	$—	$13.37	$9.92	$10.06
Investment in portfolio shares, at cost	$840,559	$—	$3,169,229	$1,112,443	$20,704,639

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Columbia Adaptive Risk Allocation Portfolio	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/4/2016*
	to	to	to	to	to
	12/31/2016	6/24/2016**	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$38,750	$33,424	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,009	1,506	15,002	5,069	88,481
NET INVESTMENT INCOME (LOSS)	(4,009)	(1,506)	23,748	28,355	(88,481)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,645	449	(1,545)	(562)	(129,250)
Net change in unrealized gain (loss) on investments	33,551	(4,682)	85,399	17,931	(994,830)
NET GAIN (LOSS) ON INVESTMENTS	49,196	(4,233)	83,854	17,369	(1,124,080)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,187	$(5,739)	$107,602	$45,724	$(1,212,561)

* Date subaccount became available for investment.
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

SUBACCOUNTS
NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$444,708
Net Assets	$444,708

NET ASSETS, representing:
Accumulation units	$444,708
$444,708

Units outstanding	45,689

Portfolio shares held	46,132
Portfolio net asset value per share	$9.64
Investment in portfolio shares, at cost	$463,177

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

SUBACCOUNTS
NVIT Emerging Markets Fund (Class D)
8/5/2016*
to
12/31/2016

INVESTMENT INCOME
Dividend income	$3,705

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,892
NET INVESTMENT INCOME (LOSS)	813

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(12)
Net change in unrealized gain (loss) on investments	(18,469)
NET GAIN (LOSS) ON INVESTMENTS	(18,481)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(17,668)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(122,621)	$(244,082)	$(249,591)	$(339,001)	$751,590
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	286,397	682,830	642,350	(227,796)
Net change in unrealized gain (loss) on investments	—	726,610	(113,034)	1,849,635	1,530,283
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(122,621)	768,925	320,205	2,152,984	2,054,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	235,444	7,318	61,548	30,811	44,208
Annuity payments	(76,909)	(588,166)	(77,846)	(144,365)	(202,971)
Surrenders, withdrawals and death benefits	(1,285,697)	(2,054,996)	(1,873,996)	(2,402,955)	(2,071,010)
Net transfers between other subaccounts
or fixed rate option	383,341	(3,799)	(98,697)	(32,332)	(245,424)
Other charges	(8,533)	(5,971)	(11,845)	(26,090)	(17,959)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(752,354)	(2,645,614)	(2,000,836)	(2,574,931)	(2,493,156)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(874,975)	(1,876,689)	(1,680,631)	(421,947)	(439,079)

NET ASSETS
Beginning of period	9,166,077	18,162,123	19,281,508	24,661,151	15,391,007
End of period	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928

Beginning units	7,671,857	7,285,489	6,571,346	8,663,350	3,995,109
Units issued	2,208,650	156,540	99,652	147,449	47,378
Units redeemed	(2,853,270)	(1,167,714)	(804,045)	(1,056,075)	(695,291)
Ending units	7,027,237	6,274,315	5,866,953	7,754,724	3,347,196

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$88,212	$(69,404)	$(340,437)	$(56,116)	$(5,606)
Capital gains distributions received	1,056,831	—	—	—	58,540
Net realized gain (loss) on shares redeemed	983,163	132,133	1,444,564	234,855	12,038
Net change in unrealized gain (loss) on investments	(47,367)	67,453	(1,811,155)	740,977	(54,247)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,080,839	130,182	(707,028)	919,716	10,725

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,814	5,900	32,328	5,697	1,891
Annuity payments	(91,938)	(31,423)	(179,950)	(34,550)	(2,999)
Surrenders, withdrawals and death benefits	(2,480,924)	(399,059)	(2,351,805)	(334,568)	(122,303)
Net transfers between other subaccounts
or fixed rate option	(86,430)	19,963	(211,963)	(108,259)	439
Other charges	(17,822)	(4,191)	(18,506)	(1,535)	(373)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,663,300)	(408,810)	(2,729,896)	(473,215)	(123,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(582,461)	(278,628)	(3,436,924)	446,501	(112,620)

NET ASSETS
Beginning of period	22,239,392	5,124,505	26,665,687	4,040,772	1,705,509
End of period	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889

Beginning units	7,937,652	2,247,081	8,014,327	947,409	1,074,526
Units issued	394,896	23,018	102,951	15,925	31,591
Units redeemed	(1,359,846)	(212,862)	(1,025,117)	(120,037)	(109,715)
Ending units	6,972,702	2,057,237	7,092,161	843,297	996,402

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$56,405	$(50,685)	$(41,990)	$167,960	$(8,808)
Capital gains distributions received	598,386	534,072	300,468	126,420	140,329
Net realized gain (loss) on shares redeemed	240,656	228,197	30,371	(131,206)	47,333
Net change in unrealized gain (loss) on investments	102,465	(48,044)	(337,352)	(559,099)	(80,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	997,912	663,540	(48,503)	(395,925)	98,200

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,977	3,695	13,650	3,868	3,628
Annuity payments	(52,077)	(36,769)	(9,123)	(12,817)	(5,513)
Surrenders, withdrawals and death benefits	(592,387)	(677,038)	(417,972)	(306,665)	(115,071)
Net transfers between other subaccounts
or fixed rate option	(65,081)	(113,470)	15,990	88,298	(38,490)
Other charges	(1,787)	(2,990)	(1,832)	(1,918)	(583)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(703,355)	(826,572)	(399,287)	(229,234)	(156,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	294,557	(163,032)	(447,790)	(625,159)	(57,829)

NET ASSETS
Beginning of period	6,158,141	8,075,587	5,209,386	5,143,064	1,470,149
End of period	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320

Beginning units	2,066,355	3,193,282	1,975,668	1,733,994	554,972
Units issued	67,254	16,615	24,804	88,593	1,640
Units redeemed	(289,982)	(333,167)	(178,198)	(177,238)	(59,460)
Ending units	1,843,627	2,876,730	1,822,274	1,645,349	497,152
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(79,104)	$7,603	$(37,226)	$(45,490)	$(2,911)
Capital gains distributions received	353,682	—	314,410	—	273,138
Net realized gain (loss) on shares redeemed	193,291	79,628	(55,198)	277,923	(41,482)
Net change in unrealized gain (loss) on investments	(413,784)	297,363	(148,247)	(244,436)	(48,866)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,085	384,594	73,739	(12,003)	179,879

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,066	1,564	3,313	930	1,544
Annuity payments	(31,526)	(2,880)	(30,029)	(113,300)	—
Surrenders, withdrawals and death benefits	(393,182)	(184,144)	(149,716)	(319,480)	(158,962)
Net transfers between other subaccounts
or fixed rate option	(47,434)	(25,805)	10,677	(169,087)	(96,852)
Other charges	(2,261)	(612)	(732)	(897)	(398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(468,337)	(211,877)	(166,487)	(601,834)	(254,668)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(414,252)	172,717	(92,748)	(613,837)	(74,789)

NET ASSETS
Beginning of period	6,166,284	2,144,215	2,774,584	3,678,113	1,977,023
End of period	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234

Beginning units	2,092,841	702,338	1,038,390	1,431,191	1,239,717
Units issued	19,609	17,324	17,694	19,249	33,577
Units redeemed	(180,006)	(80,529)	(79,752)	(260,362)	(192,204)
Ending units	1,932,444	639,133	976,332	1,190,078	1,081,090

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(10,635)	$(121,548)	$(5,350)	$(108,432)	$(29,232)
Capital gains distributions received	91,679	—	28,285	—	—
Net realized gain (loss) on shares redeemed	7,844	557,733	6,847	420,665	(6,895)
Net change in unrealized gain (loss) on investments	(81,526)	1,241,910	(35,640)	(153,581)	(64,418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,362	1,678,095	(5,858)	158,652	(100,545)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,320	361	19,566	7,153
Annuity payments	—	(47,892)	—	(30,689)	—
Surrenders, withdrawals and death benefits	(18,320)	(1,144,051)	(39,664)	(901,052)	(200,291)
Net transfers between other subaccounts
or fixed rate option	8,218	(88,686)	4,894	(45,949)	46,722
Other charges	(70)	(21,350)	(737)	(17,193)	(3,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,172)	(1,288,659)	(35,146)	(975,317)	(150,156)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,810)	389,436	(41,004)	(816,665)	(250,701)

NET ASSETS
Beginning of period	781,973	7,995,901	467,677	7,527,060	2,065,266
End of period	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565

Beginning units	692,379	3,127,820	282,943	2,620,771	1,379,199
Units issued	8,369	36,161	4,012	39,191	46,813
Units redeemed	(17,326)	(509,643)	(36,187)	(414,634)	(143,429)
Ending units	683,422	2,654,338	250,768	2,245,328	1,282,583

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(708,881)	$(401,777)	$(2,689,308)	$(185,967)	$(384,526)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	816,778	1,548,938	4,658,651	530,579	733,040
Net change in unrealized gain (loss) on investments	4,089,851	(598,080)	1,137,871	14,434	2,761,493
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,197,748	549,081	3,107,214	359,046	3,110,007

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,371,333	2,351,416	4,587,084	91,239	2,301,587
Annuity payments	—	—	(5,692)	—	—
Surrenders, withdrawals and death benefits	(1,700,992)	(1,129,714)	(5,171,140)	(638,817)	(1,161,793)
Net transfers between other subaccounts
or fixed rate option	(1,350,399)	523,771	(4,232,459)	91,018	(2,093,896)
Other charges	(439,742)	(222,575)	(1,675,121)	(112,977)	(211,717)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,119,800)	1,522,898	(6,497,328)	(569,537)	(1,165,819)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,077,948	2,071,979	(3,390,114)	(210,491)	1,944,188

NET ASSETS
Beginning of period	48,225,036	25,075,710	170,786,459	12,193,339	24,160,782
End of period	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970

Beginning units	3,144,215	1,351,493	13,597,123	871,428	1,943,600
Units issued	1,073,700	747,031	2,743,087	368,499	743,105
Units redeemed	(1,232,556)	(675,343)	(3,256,089)	(423,165)	(826,964)
Ending units	2,985,359	1,423,181	13,084,121	816,762	1,859,741

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(244,802)	$(151,911)	$(200,028)	$(860,240)	$(384,669)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,192,085	770,380	778,975	952,701	1,510,716
Net change in unrealized gain (loss) on investments	(137,072)	420,355	2,400,970	(642,412)	3,142,727
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	810,211	1,038,824	2,979,917	(549,951)	4,268,774

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	326,747	347,889	713,745	1,975,694	850,327
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(892,289)	(497,103)	(629,643)	(2,521,896)	(1,189,142)
Net transfers between other subaccounts
or fixed rate option	(763,384)	(525,137)	853,738	(1,796,266)	(179,410)
Other charges	(148,322)	(83,857)	(106,598)	(498,682)	(256,618)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,477,248)	(758,208)	831,242	(2,841,150)	(774,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(667,037)	280,616	3,811,159	(3,391,101)	3,493,931

NET ASSETS
Beginning of period	16,131,326	9,799,181	11,604,280	56,160,343	25,606,628
End of period	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559

Beginning units	956,533	588,083	731,067	3,314,326	1,714,904
Units issued	528,799	267,925	450,431	1,582,285	650,322
Units redeemed	(620,831)	(315,569)	(407,564)	(1,781,275)	(719,874)
Ending units	864,501	540,439	773,934	3,115,336	1,645,352

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(688,016)	$(768,327)	$(200,619)	$(427,890)	$(262,289)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	759,392	4,227,029	954,434	1,955,194	(17,748)
Net change in unrealized gain (loss) on investments	391,764	(2,095,658)	(834,157)	2,351,137	293,754
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	463,140	1,363,044	(80,342)	3,878,441	13,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,062,911	837,442	841,416	1,443,810	1,979,332
Annuity payments	—	—	—	—	(5,426)
Surrenders, withdrawals and death benefits	(2,778,662)	(1,959,237)	(384,046)	(737,533)	(818,836)
Net transfers between other subaccounts
or fixed rate option	2,095,913	1,739,681	352,296	1,008,921	125,714
Other charges	(465,589)	(452,790)	(120,311)	(250,063)	(135,727)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,914,573	165,096	689,355	1,465,135	1,145,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,377,713	1,528,140	609,013	5,343,576	1,158,774

NET ASSETS
Beginning of period	45,417,667	48,900,416	13,390,423	25,865,452	16,587,548
End of period	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322

Beginning units	3,762,636	2,625,052	736,739	1,466,274	1,643,939
Units issued	1,721,931	1,098,094	300,392	774,550	921,702
Units redeemed	(1,489,367)	(1,107,700)	(260,796)	(717,028)	(815,480)
Ending units	3,995,200	2,615,446	776,335	1,523,796	1,750,161

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(289,333)	$(398,605)	$(16,628,868)	$(411,411)	$(335,044)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,037,729	(1,346,249)	20,986,975	1,073,421	(32,253)
Net change in unrealized gain (loss) on investments	1,563,179	6,204,285	50,069,345	535,824	167,764
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,311,575	4,459,431	54,427,452	1,197,834	(199,533)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,191,981	1,092,728	44,572,791	1,182,872	240,769
Annuity payments	—	(10,678)	(94,221)	—	—
Surrenders, withdrawals and death benefits	(1,222,136)	(1,136,713)	(28,052,049)	(956,270)	(718,930)
Net transfers between other subaccounts
or fixed rate option	1,280,654	227,436	(8,181,385)	986,669	565,532
Other charges	(165,168)	(236,819)	(11,336,929)	(256,841)	(202,577)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,085,331	(64,046)	(3,091,793)	956,430	(115,206)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,396,906	4,395,385	51,335,659	2,154,264	(314,739)

NET ASSETS
Beginning of period	17,757,952	22,535,487	1,040,967,835	26,339,703	21,586,566
End of period	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827

Beginning units	944,800	2,762,720	75,978,196	1,696,744	1,945,662
Units issued	505,619	1,868,415	18,148,201	734,907	1,115,141
Units redeemed	(408,229)	(1,938,686)	(18,371,508)	(693,824)	(1,148,627)
Ending units	1,042,190	2,692,449	75,754,889	1,737,827	1,912,176

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(193,076)	$(1,947,742)	$(9,606,866)	$(5,160,103)	$(11,126,842)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(344,412)	2,285,856	19,157,851	10,847,217	18,664,809
Net change in unrealized gain (loss) on investments	899,394	4,057,290	16,348,185	5,220,089	21,565,508
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	361,906	4,395,404	25,899,170	10,907,203	29,103,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	634,577	7,039,580	33,223,431	5,681,618	27,098,686
Annuity payments	—	—	(589,001)	(29,835)	(189,228)
Surrenders, withdrawals and death benefits	(524,843)	(3,897,300)	(16,398,117)	(11,436,705)	(23,804,636)
Net transfers between other subaccounts
or fixed rate option	(248,452)	(1,663,091)	(3,348,564)	(15,490,550)	(11,100,248)
Other charges	(131,028)	(1,342,151)	(5,598,206)	(2,515,453)	(6,609,330)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(269,746)	137,038	7,289,543	(23,790,925)	(14,604,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,160	4,532,442	33,188,713	(12,883,722)	14,498,719

NET ASSETS
Beginning of period	14,209,408	122,260,855	581,754,632	309,923,744	693,958,073
End of period	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792

Beginning units	1,446,585	10,526,775	41,418,038	26,418,735	51,044,079
Units issued	580,554	3,986,593	11,930,795	9,022,636	8,603,496
Units redeemed	(614,730)	(4,099,750)	(11,430,508)	(11,168,803)	(9,584,561)
Ending units	1,412,409	10,413,618	41,918,325	24,272,568	50,063,014

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,419,843)	$(5,640,255)	$(9,760,157)	$(9,395,259)	$(1,003,140)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,851,907	8,262,969	11,680,545	18,183,629	5,302,535
Net change in unrealized gain (loss) on investments	15,061,186	4,705,480	41,635,890	18,788,979	(4,125,558)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,493,250	7,328,194	43,556,278	27,577,349	173,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,444,048	26,283,301	26,706,369	18,825,876	3,336,710
Annuity payments	(211,784)	(38,188)	(26,460)	—	—
Surrenders, withdrawals and death benefits	(20,755,579)	(10,496,137)	(16,857,637)	(16,429,073)	(2,705,738)
Net transfers between other subaccounts
or fixed rate option	(5,961,839)	(3,095,336)	(8,161,588)	(8,095,453)	(2,531,847)
Other charges	(4,398,138)	(3,699,019)	(6,535,738)	(6,348,937)	(558,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,883,292)	8,954,621	(4,875,054)	(12,047,587)	(2,459,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,390,042)	16,282,815	38,681,224	15,529,762	(2,285,330)

NET ASSETS
Beginning of period	458,433,377	345,930,413	610,545,773	596,744,687	65,667,131
End of period	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801

Beginning units	36,445,341	27,216,350	44,716,807	43,453,261	3,268,974
Units issued	4,678,812	7,844,990	16,178,375	10,321,302	1,525,287
Units redeemed	(6,013,991)	(7,035,585)	(16,802,877)	(11,290,978)	(1,663,931)
Ending units	35,110,162	28,025,755	44,092,305	42,483,585	3,130,330

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(312,649)	$(335,003)	$(3,069,369)	$(157,525)	$(215,233)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,035,651	2,702,422	3,834	188,177
Net change in unrealized gain (loss) on investments	—	1,190,895	4,947,518	(48,822)	(1,036,166)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,649)	1,891,543	4,580,571	(202,513)	(1,063,222)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,972,571	808,914	2,552,595	1,151,759	1,185,951
Annuity payments	—	(3,297)	(163,509)	(16,054)	—
Surrenders, withdrawals and death benefits	(58,753,303)	(1,037,915)	(9,689,979)	(433,155)	(482,621)
Net transfers between other subaccounts
or fixed rate option	57,691,263	(854,211)	(2,378,269)	11,277	(457,673)
Other charges	(140,068)	(178,581)	(1,753,775)	(84,147)	(161,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,770,463	(1,265,090)	(11,432,937)	629,680	84,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,457,814	626,453	(6,852,366)	427,167	(979,089)

NET ASSETS
Beginning of period	16,358,073	21,630,342	195,238,704	10,620,241	16,885,079
End of period	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990

Beginning units	1,772,786	1,208,519	17,618,287	977,757	1,420,549
Units issued	8,988,994	572,966	5,867,584	522,084	682,761
Units redeemed	(8,599,726)	(647,972)	(6,908,350)	(481,174)	(703,300)
Ending units	2,162,054	1,133,513	16,577,521	1,018,667	1,400,010

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	8/5/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$5,879	$(5,838,045)	$(1,020,827)	$(314,426)	$(26,368)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(226,159)	26,730,130	1,344,450	234,524	14,575
Net change in unrealized gain (loss) on investments	256,641	(3,482,202)	1,552,638	22,131	7,492
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,361	17,409,883	1,876,261	(57,771)	(4,301)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	781	—	1,709,260	—	—
Annuity payments	—	(3,069)	(12,444)	—	—
Surrenders, withdrawals and death benefits	(13,222)	(11,792,326)	(2,466,578)	(3,900,537)	(34,256)
Net transfers between other subaccounts
or fixed rate option	(606,905)	19,001,291	4,155,302	(46,574)	(55,824)
Other charges	(192)	(4,429,207)	(602,218)	(2,451)	(387)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(619,538)	2,776,689	2,783,322	(3,949,562)	(90,467)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(583,177)	20,186,572	4,659,583	(4,007,333)	(94,768)

NET ASSETS
Beginning of period	583,177	219,367,338	61,121,984	15,818,636	1,305,152
End of period	$—	$239,553,910	$65,781,567	$11,811,303	$1,210,384

Beginning units	51,495	17,267,636	5,180,966	1,389,364	111,160
Units issued	154	124,749,321	2,573,686	100,042	19,860
Units redeemed	(51,649)	(123,454,556)	(2,372,695)	(439,980)	(27,191)
Ending units	—	18,562,401	5,381,957	1,049,426	103,829

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,956)	$(326,430)	$(419,872)	$(6,855,718)	$(5,950,658)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	344,999	(1,765,447)	2,095,379	8,404,394	7,919,536
Net change in unrealized gain (loss) on investments	(395,064)	3,658,083	3,573,497	16,857,110	7,957,105
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(174,021)	1,566,206	5,249,004	18,405,786	9,925,983

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	196,221	273,755	1,278,862	15,094,755	19,519,991
Annuity payments	—	—	—	(29,225)	(14,277)
Surrenders, withdrawals and death benefits	(185,549)	(720,318)	(953,960)	(10,425,146)	(10,454,676)
Net transfers between other subaccounts
or fixed rate option	(21,689)	(714,821)	(659,969)	(14,374,229)	(10,530,027)
Other charges	(70,751)	(217,823)	(251,454)	(4,682,032)	(4,333,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(81,768)	(1,379,207)	(586,521)	(14,415,877)	(5,812,073)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,789)	186,999	4,662,483	3,989,909	4,113,910

NET ASSETS
Beginning of period	8,312,078	20,210,408	26,256,836	448,405,291	387,733,930
End of period	$8,056,289	$20,397,407	$30,919,319	$452,395,200	$391,847,840

Beginning units	571,250	2,518,409	1,529,725	33,211,051	31,704,016
Units issued	252,676	1,757,600	781,103	11,746,251	9,248,350
Units redeemed	(266,437)	(1,982,926)	(835,026)	(12,910,001)	(9,776,432)
Ending units	557,489	2,293,083	1,475,802	32,047,301	31,175,934

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,737,172)	$(2,745,661)	$(3,400)	$(669)	$(3,130)
Capital gains distributions received	—	—	2,354	—	—
Net realized gain (loss) on shares redeemed	5,911,383	4,590,380	32,125	7,244	27,980
Net change in unrealized gain (loss) on investments	1,602,784	3,377,855	(25,128)	(5,826)	16,583
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,776,995	5,222,574	5,951	749	41,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,061,033	10,075,890	—	—	—
Annuity payments	—	(4,160)	—	—	—
Surrenders, withdrawals and death benefits	(4,265,983)	(4,941,786)	(2,081)	(1,870)	(2,038)
Net transfers between other subaccounts
or fixed rate option	(3,245,416)	(4,521,390)	(64,931)	132,851	(53,343)
Other charges	(1,904,472)	(1,943,602)	(2,034)	(1,554)	(2,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,645,162	(1,335,048)	(69,046)	129,427	(58,216)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,422,157	3,887,526	(63,095)	130,176	(16,783)

NET ASSETS
Beginning of period	172,310,123	175,524,934	236,202	112,671	324,897
End of period	$185,732,280	$179,412,460	$173,107	$242,847	$308,114

Beginning units	12,955,524	14,933,754	11,039	6,527	32,365
Units issued	5,207,393	5,210,632	1,095	9,625	4,767
Units redeemed	(4,492,174)	(5,322,957)	(4,252)	(2,336)	(10,432)
Ending units	13,670,743	14,821,429	7,882	13,816	26,700

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,526)	$(4,068)	$(1,417)	$(836)	$346
Capital gains distributions received	—	—	4,062	597	—
Net realized gain (loss) on shares redeemed	80,629	11,544	(1,133)	1,699	11,583
Net change in unrealized gain (loss) on investments	(91,997)	30,592	8,750	17,004	(7,118)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,894)	38,068	10,262	18,464	4,811

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,974)	(1,191)	(1,548)	(1,492)	(81)
Net transfers between other subaccounts
or fixed rate option	(138,830)	226,446	205,779	211,570	(10,437)
Other charges	(2,814)	(1,380)	(950)	(635)	(1,086)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(144,618)	223,875	203,281	209,443	(11,604)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(160,512)	261,943	213,543	227,907	(6,793)

NET ASSETS
Beginning of period	357,609	231,351	90,942	17,495	122,392
End of period	$197,097	$493,294	$304,485	$245,402	$115,599

Beginning units	16,437	17,409	5,895	1,272	10,007
Units issued	1,962	18,268	17,237	14,548	2,859
Units redeemed	(8,837)	(3,851)	(5,376)	(1,250)	(3,793)
Ending units	9,562	31,826	17,756	14,570	9,073
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,113)	$(339)	$108	$109	$(2,359)
Capital gains distributions received	3,957	—	—	2,993	14,842
Net realized gain (loss) on shares redeemed	(4,500)	4,361	9,251	10,202	(1,069)
Net change in unrealized gain (loss) on investments	16,683	3,845	5,634	(2,473)	(16,013)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,027	7,867	14,993	10,831	(4,599)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,000	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(864)	—	(1,251)	(2,550)	(744)
Net transfers between other subaccounts
or fixed rate option	98,227	(15,176)	(30,570)	(3,321)	(118,359)
Other charges	(759)	(171)	(752)	(973)	(1,791)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	96,604	(13,347)	(32,573)	(6,844)	(120,894)

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,631	(5,480)	(17,580)	3,987	(125,493)

NET ASSETS
Beginning of period	97,569	74,870	78,887	78,897	273,988
End of period	$209,200	$69,390	$61,307	$82,884	$148,495

Beginning units	6,055	4,682	7,136	6,577	17,305
Units issued	10,402	4,145	1,247	4,027	8,992
Units redeemed	(5,493)	(4,959)	(3,756)	(4,474)	(17,216)
Ending units	10,964	3,868	4,627	6,130	9,081

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(177)	$(87,447)	$(144,576)	$(280,655)	$(286,964)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,540	91,490	494,462	1,487,845	69,568
Net change in unrealized gain (loss) on investments	(6,290)	20,640	626,247	(1,999,915)	87,557
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73	24,683	976,133	(792,725)	(129,839)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	338,347	1,575,952	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(715)	(43,542)	(283,421)	(769,514)	(943,589)
Net transfers between other subaccounts
or fixed rate option	(10,621)	(530,587)	734,496	(1,280,915)	654,484
Other charges	(548)	(424)	(86,136)	(173,174)	(3,538)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,884)	(574,553)	703,286	(647,651)	(292,643)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,811)	(549,870)	1,679,419	(1,440,376)	(422,482)

NET ASSETS
Beginning of period	144,477	4,432,084	8,869,134	20,137,806	12,878,526
End of period	$132,666	$3,882,214	$10,548,553	$18,697,430	$12,456,044

Beginning units	12,157	364,923	619,379	1,077,664	1,166,286
Units issued	8,010	102,360	346,213	561,953	293,931
Units redeemed	(10,336)	(146,562)	(303,129)	(608,473)	(320,898)
Ending units	9,831	320,721	662,463	1,031,144	1,139,319

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	4/29/2016**	12/31/2016

OPERATIONS
Net investment income (loss)	$(300,798)	$548	$(5,386)	$51	$(202,749)
Capital gains distributions received	—	2,937	17,211	—	—
Net realized gain (loss) on shares redeemed	502,037	(183)	49	15,801	411,507
Net change in unrealized gain (loss) on investments	(57,463)	(2,601)	(14,851)	(12,503)	(86,378)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	143,776	701	(2,977)	3,349	122,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,337,814)	(2,388)	—	(1,614)	(323,906)
Net transfers between other subaccounts
or fixed rate option	(2,358,866)	3,234	851	(51,989)	(2,258,261)
Other charges	(3,102)	(26)	—	—	(2,485)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,699,782)	820	851	(53,603)	(2,584,652)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,556,006)	1,521	(2,126)	(50,254)	(2,462,272)

NET ASSETS
Beginning of period	14,679,593	38,660	323,659	50,254	10,940,038
End of period	$11,123,587	$40,181	$321,533	$—	$8,477,766

Beginning units	1,175,373	2,548	106,250	4,033	924,317
Units issued	323,815	254	416	—	288,205
Units redeemed	(607,033)	(193)	(99)	(4,033)	(491,297)
Ending units	892,155	2,609	106,567	—	721,225

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,378)	$(2,058,502)	$952	$(228,023)	$(23,391)
Capital gains distributions received	—	—	15,778	—	—
Net realized gain (loss) on shares redeemed	(9,196)	2,312,427	3,874	208,081	9,578
Net change in unrealized gain (loss) on investments	1,421,973	5,507,709	(4,400)	392,789	(27,290)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,251,399	5,761,634	16,204	372,847	(41,103)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,355,031	10,884,916	—	2,118,836	—
Annuity payments	—	(36,830)	—	—	—
Surrenders, withdrawals and death benefits	(1,118,055)	(5,436,547)	(10,380)	(756,301)	(13,285)
Net transfers between other subaccounts
or fixed rate option	(472,502)	(3,428,761)	(394)	4,122,016	907,444
Other charges	(104,149)	(1,320,508)	(25)	(151,639)	(410)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,660,325	662,270	(10,799)	5,332,912	893,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,911,724	6,423,904	5,405	5,705,759	852,646

NET ASSETS
Beginning of period	17,787,651	129,615,828	163,020	14,105,667	982,088
End of period	$24,699,375	$136,039,732	$168,425	$19,811,426	$1,834,734

Beginning units	1,493,625	12,008,995	9,986	1,336,015	96,537
Units issued	710,985	3,851,256	—	1,009,031	98,327
Units redeemed	(244,411)	(3,874,721)	(663)	(515,523)	(13,882)
Ending units	1,960,199	11,985,530	9,323	1,829,523	180,982

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(823,537)	$(3,058)	$(163,259)	$(10,985)	$(3,798)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	964,197	488	118,087	36,081	(5,771)
Net change in unrealized gain (loss) on investments	797,954	30,282	1,197,778	(9,145)	51,844
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	938,614	27,712	1,152,606	15,951	42,275

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,222,653	106,974	1,476,876	—	319,439
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,265,208)	(24,936)	(572,491)	(90,531)	(29,512)
Net transfers between other subaccounts
or fixed rate option	(1,500,351)	343	4,586,134	(242,737)	53,631
Other charges	(597,272)	(1,448)	(90,939)	(120)	(1,794)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,859,822	80,933	5,399,580	(333,388)	341,764

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,798,436	108,645	6,552,186	(317,437)	384,039

NET ASSETS
Beginning of period	52,606,891	326,041	8,033,468	704,224	251,250
End of period	$55,405,327	$434,686	$14,585,654	$386,787	$635,289

Beginning units	4,407,532	35,865	571,117	71,078	30,820
Units issued	2,117,437	15,808	734,345	—	41,907
Units redeemed	(1,992,333)	(8,573)	(379,500)	(32,211)	(6,767)
Ending units	4,532,636	43,100	925,962	38,867	65,960

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(154,613)	$(2,605)	$(16,190,229)	$(386,128)	$(450,159)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,796	(11,800)	139,187	50,252	248,465
Net change in unrealized gain (loss) on investments	1,106,826	42,398	55,054,016	1,363,712	914,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,068,009	27,993	39,002,974	1,027,836	712,845

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	776,802	187,659	420,758,717	5,982,304	7,395,049
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(708,628)	(79,876)	(38,216,521)	(908,311)	(1,494,102)
Net transfers between other subaccounts
or fixed rate option	7,811,431	(117,917)	—	921,471	2,209,037
Other charges	(77,994)	(1,918)	(118,001)	(295,190)	(344,300)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,801,611	(12,052)	382,424,195	5,700,274	7,765,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,869,620	15,941	421,427,169	6,728,110	8,478,529

NET ASSETS
Beginning of period	5,390,697	346,302	596,025,108	22,170,502	23,950,261
End of period	$14,260,317	$362,243	$1,017,452,277	$28,898,612	$32,428,790

Beginning units	440,143	44,069	60,419,264	2,096,808	2,429,137
Units issued	858,698	30,273	41,705,239	1,243,871	1,878,725
Units redeemed	(272,567)	(32,191)	(5,607,111)	(732,649)	(1,118,465)
Ending units	1,026,274	42,151	96,517,392	2,608,030	3,189,397

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(5,949)	$(4,331)	$(380,095)	$(765,490)	$(18,085)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,576	1,497	2,961,496	(486,847)	(15,758)
Net change in unrealized gain (loss) on investments	89,817	50,983	(487,904)	2,953,896	183,695
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	93,444	48,149	2,093,497	1,701,559	149,852

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	399,915	168,066	150	23,057,987	525,311
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,121)	(16,274)	(1,343,152)	(429,161)	(338,049)
Net transfers between other subaccounts
or fixed rate option	71,395	187,488	(31,821,008)	1,059,422	189,568
Other charges	(2,496)	(1,293)	(4,732)	(630,810)	(18,725)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	458,693	337,987	(33,168,742)	23,057,438	358,105

TOTAL INCREASE (DECREASE) IN NET ASSETS	552,137	386,136	(31,075,245)	24,758,997	507,957

NET ASSETS
Beginning of period	355,181	311,469	31,559,708	38,695,018	2,781,913
End of period	$907,318	$697,605	$484,463	$63,454,015	$3,289,870

Beginning units	27,290	23,510	2,805,662	3,680,201	275,567
Units issued	50,586	25,966	108,686	3,871,167	78,287
Units redeemed	(13,608)	(1,535)	(2,870,663)	(1,743,009)	(43,664)
Ending units	64,268	47,941	43,685	5,808,359	310,190

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(30,989)	$(41,857)	$(32,869)	$(12,349)	$(9,564)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,061	(10,702)	(14,737)	(4,426)	(6,712)
Net change in unrealized gain (loss) on investments	347,193	517,985	357,313	72,731	101,896
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	329,265	465,426	309,707	55,956	85,620

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,361,412	2,840,075	1,513,880	1,041,920	867,392
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(277,394)	(567,703)	(483,865)	(81,894)	(94,544)
Net transfers between other subaccounts
or fixed rate option	(290,328)	129,551	(166,898)	(8,555)	34,650
Other charges	(31,413)	(41,675)	(33,204)	(12,403)	(9,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	762,277	2,360,248	829,913	939,068	797,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,091,542	2,825,674	1,139,620	995,024	883,606

NET ASSETS
Beginning of period	4,399,628	5,627,430	4,723,712	1,707,163	1,361,555
End of period	$5,491,170	$8,453,104	$5,863,332	$2,702,187	$2,245,161

Beginning units	429,733	540,470	493,657	183,198	135,064
Units issued	147,947	293,163	172,372	150,863	88,949
Units redeemed	(74,215)	(72,702)	(90,235)	(50,040)	(11,101)
Ending units	503,465	760,931	575,794	284,021	212,912

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(22,672)	$(1,980)	$(4,198)	$(2,255)	$(190,970)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,994	2,037	(5,585)	(740)	(99,569)
Net change in unrealized gain (loss) on investments	72,624	38,152	42,965	9,068	1,085,128
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,946	38,209	33,182	6,073	794,589

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,600,858	219,598	448,668	387,140	7,975,767
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(142,342)	(32,971)	(39,403)	(23,895)	(198,621)
Net transfers between other subaccounts
or fixed rate option	405,106	75,776	110,759	67,181	2,754,086
Other charges	(22,380)	(1,925)	(4,127)	(2,013)	(147,449)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,841,242	260,478	515,897	428,413	10,383,783

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,893,188	298,687	549,079	434,486	11,178,372

NET ASSETS
Beginning of period	2,594,063	155,122	504,697	184,694	7,654,459
End of period	$4,487,251	$453,809	$1,053,776	$619,180	$18,832,831

Beginning units	264,426	17,024	54,374	19,512	789,289
Units issued	215,372	31,601	59,398	48,025	1,326,499
Units redeemed	(35,427)	(5,562)	(8,179)	(3,337)	(306,770)
Ending units	444,371	43,063	105,593	64,200	1,809,018

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(182,768)	$(5,030)	$(966)	$(432)	$(1,647)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	91,431	1,816	1,133	(118)	685
Net change in unrealized gain (loss) on investments	(1,022,623)	24,771	969	628	5,455
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,113,960)	21,557	1,136	78	4,493

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	779,595	263,595	123,944	138,944
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(920,499)	(15,950)	(2,563)	(3,874)	(4,487)
Net transfers between other subaccounts
or fixed rate option	21,854,662	182,130	(86,748)	2,914	(2,541)
Other charges	(3,480)	(4,540)	(772)	(314)	(1,578)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	20,930,683	941,235	173,512	122,670	130,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,816,723	962,792	174,648	122,748	134,831

NET ASSETS
Beginning of period	3,785,980	297,916	39,766	25,643	194,490
End of period	$23,602,703	$1,260,708	$214,414	$148,391	$329,321

Beginning units	381,738	29,701	3,932	2,718	19,250
Units issued	3,182,396	98,871	31,277	14,072	14,652
Units redeemed	(1,180,111)	(8,415)	(14,552)	(538)	(1,900)
Ending units	2,384,023	120,157	20,657	16,252	32,002

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,173)	$(827)	$(1,229)	$(4,389)	$(1,703)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	161	(1,078)	(32)	(563)	65
Net change in unrealized gain (loss) on investments	15,711	(1,015)	4,860	13,303	14,401
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,699	(2,920)	3,599	8,351	12,763

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	474,988	172,800	205,986	518,388	258,578
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,937)	(468)	(1,131)	(37,876)	(1,626)
Net transfers between other subaccounts
or fixed rate option	62,179	21,614	13,591	(187)	15,436
Other charges	(2,542)	(707)	(943)	(4,173)	(1,545)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	531,688	193,239	217,503	476,152	270,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	544,387	190,319	221,102	484,503	283,606

NET ASSETS
Beginning of period	156,881	66,215	56,710	555,254	116,193
End of period	$701,268	$256,534	$277,812	$1,039,757	$399,799

Beginning units	16,392	7,048	6,093	57,395	11,857
Units issued	55,383	25,964	23,131	57,194	28,271
Units redeemed	(1,299)	(4,735)	(412)	(7,386)	(385)
Ending units	70,476	28,277	28,812	107,203	39,743

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Columbia Adaptive Risk Allocation Portfolio	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/4/2016*
	to	to	to	to	to
	12/31/2016	6/24/2016**	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,009)	$(1,506)	$23,748	$28,355	$(88,481)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,645	449	(1,545)	(562)	(129,250)
Net change in unrealized gain (loss) on investments	33,551	(4,682)	85,399	17,931	(994,830)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,187	(5,739)	107,602	45,724	(1,212,561)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	698,319	97,492	1,684,337	519,218	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,568)	(198)	(25,174)	(7,758)	(234,836)
Net transfers between other subaccounts
or fixed rate option	(223,981)	(551,760)	(11,954)	28,277	21,157,270
Other charges	(3,725)	(1,402)	(13,649)	(4,944)	(64)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	440,045	(455,868)	1,633,560	534,793	20,922,370

TOTAL INCREASE (DECREASE) IN NET ASSETS	485,232	(461,607)	1,741,162	580,517	19,709,809

NET ASSETS
Beginning of period	382,983	461,607	1,423,902	534,449	—
End of period	$868,215	$—	$3,165,064	$1,114,966	$19,709,809

Beginning units	39,048	50,008	142,843	53,512	—
Units issued	71,336	10,595	180,615	68,812	2,330,741
Units redeemed	(27,656)	(60,603)	(15,738)	(16,560)	(330,193)
Ending units	82,728	—	307,720	105,764	2,000,548

* Date subaccount became available for investment.
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

SUBACCOUNTS
NVIT Emerging Markets Fund (Class D)
8/5/2016*
to
12/31/2016

OPERATIONS
Net investment income (loss)	$813
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(12)
Net change in unrealized gain (loss) on investments	(18,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(17,668)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	172
Annuity payments	—
Surrenders, withdrawals and death benefits	(3,998)
Net transfers between other subaccounts
or fixed rate option	466,739
Other charges	(537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	462,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	444,708

NET ASSETS
Beginning of period	—
End of period	$444,708

Beginning units	—
Units issued	46,438
Units redeemed	(749)
Ending units	45,689

* Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(142,618)	$(278,121)	$(290,337)	$(403,967)	$813,787
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	185,371	967,572	1,002,014	(137,477)
Net change in unrealized gain (loss) on investments	—	(203,548)	(441,785)	(3,258,494)	(1,277,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(142,618)	(296,298)	235,450	(2,660,447)	(600,754)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	81,501	28,000	236,697	253,400	65,717
Annuity payments	(249,753)	(239,672)	(130,371)	(358,901)	(59,963)
Surrenders, withdrawals and death benefits	(3,113,006)	(2,752,624)	(2,504,945)	(3,161,758)	(2,064,252)
Net transfers between other subaccounts
or fixed rate option	1,181,001	(93,352)	(151,170)	70,828	(251,305)
Other charges	(7,561)	(6,407)	(12,570)	(28,749)	(19,349)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,107,818)	(3,064,055)	(2,562,359)	(3,225,180)	(2,329,152)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,250,436)	(3,360,353)	(2,326,909)	(5,885,627)	(2,929,906)

NET ASSETS
Beginning of period	11,416,513	21,522,476	21,608,417	30,546,778	18,320,913
End of period	$9,166,077	$18,162,123	$19,281,508	$24,661,151	$15,391,007

Beginning units	9,430,210	8,490,834	7,413,885	9,643,105	4,585,387
Units issued	2,742,390	193,369	207,730	312,402	121,554
Units redeemed	(4,500,743)	(1,398,714)	(1,050,269)	(1,292,157)	(711,832)
Ending units	7,671,857	7,285,489	6,571,346	8,663,350	3,995,109

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$11,239	$(77,877)	$(388,152)	$(62,032)	$(8,834)
Capital gains distributions received	289,924	—	—	—	34,341
Net realized gain (loss) on shares redeemed	1,477,926	186,113	1,819,939	243,247	22,605
Net change in unrealized gain (loss) on investments	(1,809,123)	(46,869)	1,127,432	(334,342)	(82,430)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(30,034)	61,367	2,559,219	(153,127)	(34,318)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,842	29,782	152,876	20,853	1,704
Annuity payments	(298,742)	(132,059)	(64,899)	(28,661)	(19,316)
Surrenders, withdrawals and death benefits	(2,905,664)	(366,665)	(2,290,199)	(422,336)	(96,242)
Net transfers between other subaccounts
or fixed rate option	(285,717)	4,091	(658,173)	(106,646)	2,445
Other charges	(18,149)	(4,435)	(19,683)	(1,630)	(438)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,453,430)	(469,286)	(2,880,078)	(538,420)	(111,847)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,483,464)	(407,919)	(320,859)	(691,547)	(146,165)

NET ASSETS
Beginning of period	25,722,856	5,532,424	26,986,546	4,732,319	1,851,674
End of period	$22,239,392	$5,124,505	$26,665,687	$4,040,772	$1,705,509

Beginning units	9,093,621	2,451,309	8,901,716	1,068,738	1,140,067
Units issued	590,285	70,638	255,673	11,472	17,781
Units redeemed	(1,746,254)	(274,866)	(1,143,062)	(132,801)	(83,322)
Ending units	7,937,652	2,247,081	8,014,327	947,409	1,074,526

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$27,652	$(25,297)	$(42,237)	$(47,778)	$(10,542)
Capital gains distributions received	139,333	927,908	974,475	171,536	116,306
Net realized gain (loss) on shares redeemed	204,834	443,428	197,404	(52,633)	77,651
Net change in unrealized gain (loss) on investments	(935,695)	(1,983,911)	(894,831)	(639,491)	(191,673)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(563,876)	(637,872)	234,811	(568,366)	(8,258)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,920	11,576	142,242	28,538	20,728
Annuity payments	—	(275,291)	(40,881)	(140,273)	(30,206)
Surrenders, withdrawals and death benefits	(548,793)	(880,256)	(630,231)	(623,411)	(115,945)
Net transfers between other subaccounts
or fixed rate option	(21,085)	375	(154,713)	77,878	(49,750)
Other charges	(1,904)	(3,139)	(1,977)	(2,262)	(590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(543,862)	(1,146,735)	(685,560)	(659,530)	(175,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,107,738)	(1,784,607)	(450,749)	(1,227,896)	(184,021)

NET ASSETS
Beginning of period	7,265,879	9,860,194	5,660,135	6,370,960	1,654,170
End of period	$6,158,141	$8,075,587	$5,209,386	$5,143,064	$1,470,149

Beginning units	2,239,553	3,622,597	2,229,832	1,931,339	620,760
Units issued	35,548	50,490	116,470	111,630	22,666
Units redeemed	(208,746)	(479,805)	(370,634)	(308,975)	(88,454)
Ending units	2,066,355	3,193,282	1,975,668	1,733,994	554,972

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(79,948)	$16,839	$(43,556)	$(54,631)	$(13,032)
Capital gains distributions received	345,348	—	741,172	—	311,927
Net realized gain (loss) on shares redeemed	387,572	92,943	9,718	228,466	9,930
Net change in unrealized gain (loss) on investments	(271,499)	(232,427)	(813,727)	10,351	(300,664)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	381,473	(122,645)	(106,393)	184,186	8,161

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,819	2,160	734	822	17,236
Annuity payments	(271,649)	(43,008)	(45,000)	(54,912)	—
Surrenders, withdrawals and death benefits	(525,637)	(195,502)	(232,168)	(365,895)	(139,800)
Net transfers between other subaccounts
or fixed rate option	(146,015)	(59,306)	(49,925)	(64,385)	(69,639)
Other charges	(2,403)	(644)	(884)	(969)	(431)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(933,885)	(296,300)	(327,243)	(485,339)	(192,634)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(552,412)	(418,945)	(433,636)	(301,153)	(184,473)

NET ASSETS
Beginning of period	6,718,696	2,563,160	3,208,220	3,979,266	2,161,496
End of period	$6,166,284	$2,144,215	$2,774,584	$3,678,113	$1,977,023

Beginning units	2,420,836	795,364	1,152,611	1,622,371	1,357,845
Units issued	25,605	8,570	9,806	13,788	14,146
Units redeemed	(353,600)	(101,596)	(124,027)	(204,968)	(132,274)
Ending units	2,092,841	702,338	1,038,390	1,431,191	1,239,717

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(10,590)	$(139,338)	$(5,472)	$(130,935)	$(34,224)
Capital gains distributions received	70,216	—	95,764	—	—
Net realized gain (loss) on shares redeemed	13,523	470,657	24,298	495,909	5,089
Net change in unrealized gain (loss) on investments	(6,592)	(924,616)	(98,738)	(646,503)	82,634
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,557	(593,297)	15,852	(281,529)	53,499

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27	70,923	4,833	61,909	79,387
Annuity payments	—	—	(32,879)	(11,461)	—
Surrenders, withdrawals and death benefits	(21,833)	(987,116)	(24,030)	(675,689)	(227,651)
Net transfers between other subaccounts
or fixed rate option	33,327	(80,109)	36,825	(332,723)	(76,051)
Other charges	(83)	(21,811)	(800)	(19,393)	(4,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,438	(1,018,113)	(16,051)	(977,357)	(228,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,995	(1,611,410)	(199)	(1,258,886)	(174,906)

NET ASSETS
Beginning of period	703,978	9,607,311	467,876	8,785,946	2,240,172
End of period	$781,973	$7,995,901	$467,677	$7,527,060	$2,065,266

Beginning units	681,423	3,508,242	288,465	2,920,131	1,478,763
Units issued	35,819	103,506	41,397	86,578	116,224
Units redeemed	(24,863)	(483,928)	(46,919)	(385,938)	(215,788)
Ending units	692,379	3,127,820	282,943	2,620,771	1,379,199

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(484,557)	$(412,886)	$(2,903,995)	$(221,403)	$(431,091)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,533,529	2,064,362	3,746,641	602,329	574,645
Net change in unrealized gain (loss) on investments	(3,088,698)	(1,087,234)	(4,043,089)	(1,432,873)	(1,453,136)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,039,726)	564,242	(3,200,443)	(1,051,947)	(1,309,582)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,343,985	2,212,901	7,392,102	202,455	2,791,590
Annuity payments	(23,418)	—	—	—	—
Surrenders, withdrawals and death benefits	(2,322,766)	(1,257,121)	(5,363,674)	(533,196)	(1,973,681)
Net transfers between other subaccounts
or fixed rate option	24,083,115	(1,145,872)	(7,639,804)	(483,377)	(1,909,694)
Other charges	(268,720)	(213,735)	(1,667,794)	(123,010)	(218,632)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,812,196	(403,827)	(7,279,170)	(937,128)	(1,310,417)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,772,470	160,415	(10,479,613)	(1,989,075)	(2,619,999)

NET ASSETS
Beginning of period	26,452,566	24,915,295	181,266,072	14,182,414	26,780,781
End of period	$48,225,036	$25,075,710	$170,786,459	$12,193,339	$24,160,782

Beginning units	1,607,364	1,374,488	14,108,148	934,079	2,029,055
Units issued	2,257,071	712,294	1,438,430	168,025	539,940
Units redeemed	(720,220)	(735,289)	(1,949,455)	(230,676)	(625,395)
Ending units	3,144,215	1,351,493	13,597,123	871,428	1,943,600

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(322,236)	$(213,700)	$(172,827)	$(631,587)	$(468,106)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,245,629	1,441,655	1,217,019	1,759,980	1,596,753
Net change in unrealized gain (loss) on investments	(1,834,111)	(2,255,496)	(1,727,424)	(4,045,724)	(3,901,017)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,282	(1,027,541)	(683,232)	(2,917,331)	(2,772,370)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	378,704	854,700	865,158	2,141,888	935,097
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(628,924)	(702,744)	(612,730)	(2,119,534)	(1,174,436)
Net transfers between other subaccounts
or fixed rate option	(4,176,166)	(2,402,797)	(395,000)	25,032,633	(2,977,401)
Other charges	(177,508)	(104,300)	(84,820)	(333,664)	(273,059)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,603,894)	(2,355,141)	(227,392)	24,721,323	(3,489,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,514,612)	(3,382,682)	(910,624)	21,803,992	(6,262,169)

NET ASSETS
Beginning of period	20,645,938	13,181,863	12,514,904	34,356,351	31,868,797
End of period	$16,131,326	$9,799,181	$11,604,280	$56,160,343	$25,606,628

Beginning units	1,213,589	709,402	738,077	1,851,797	1,927,711
Units issued	299,981	232,993	341,100	2,214,267	353,316
Units redeemed	(557,037)	(354,312)	(348,110)	(751,738)	(566,123)
Ending units	956,533	588,083	731,067	3,314,326	1,714,904

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(654,281)	$(876,580)	$(253,021)	$(475,836)	$(273,924)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	564,932	4,477,796	1,791,260	2,201,119	(46,655)
Net change in unrealized gain (loss) on investments	(880,802)	531,152	(707,537)	(3,815,193)	132,157
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(970,151)	4,132,368	830,702	(2,089,910)	(188,422)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,157,749	1,030,033	906,437	1,700,304	2,403,577
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,514,919)	(3,184,670)	(621,223)	(1,179,840)	(1,067,355)
Net transfers between other subaccounts
or fixed rate option	4,371,160	(8,349,150)	(3,457,022)	(2,209,982)	(1,553,393)
Other charges	(412,624)	(483,888)	(133,780)	(254,511)	(133,232)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,601,366	(10,987,675)	(3,305,588)	(1,944,029)	(350,403)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,631,215	(6,855,307)	(2,474,886)	(4,033,939)	(538,825)

NET ASSETS
Beginning of period	41,786,452	55,755,723	15,865,309	29,899,391	17,126,373
End of period	$45,417,667	$48,900,416	$13,390,423	$25,865,452	$16,587,548

Beginning units	3,389,988	3,233,775	917,514	1,562,753	1,680,911
Units issued	1,568,264	478,457	191,798	429,924	546,801
Units redeemed	(1,195,616)	(1,087,180)	(372,573)	(526,403)	(583,773)
Ending units	3,762,636	2,625,052	736,739	1,466,274	1,643,939

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(295,293)	$(462,101)	$(14,065,328)	$(427,140)	$(400,401)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,406,513	(1,224,840)	14,629,977	1,057,529	742,246
Net change in unrealized gain (loss) on investments	(882,580)	(4,683,462)	(16,498,380)	(1,541,443)	(1,460,811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	228,640	(6,370,403)	(15,933,731)	(911,054)	(1,118,966)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,479,393	1,306,612	49,487,727	2,445,675	187,154
Annuity payments	—	(44,810)	(423,099)	—	—
Surrenders, withdrawals and death benefits	(621,665)	(1,452,481)	(23,490,714)	(1,799,225)	(762,696)
Net transfers between other subaccounts
or fixed rate option	(2,359,768)	(430,778)	213,257,730	3,247,457	(520,112)
Other charges	(152,402)	(248,019)	(8,854,120)	(242,057)	(224,534)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,654,442)	(869,476)	229,977,524	3,651,850	(1,320,188)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,425,802)	(7,239,879)	214,043,793	2,740,796	(2,439,154)

NET ASSETS
Beginning of period	19,183,754	29,775,366	826,924,042	23,598,907	24,025,720
End of period	$17,757,952	$22,535,487	$1,040,967,835	$26,339,703	$21,586,566

Beginning units	1,015,750	2,901,523	58,767,522	1,464,731	2,075,409
Units issued	357,203	1,711,868	23,532,392	730,168	672,200
Units redeemed	(428,153)	(1,850,671)	(6,321,718)	(498,155)	(801,947)
Ending units	944,800	2,762,720	75,978,196	1,696,744	1,945,662

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(228,829)	$(2,036,272)	$(9,797,315)	$(6,159,692)	$(11,632,978)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(197,623)	2,317,504	12,998,340	11,731,395	14,948,930
Net change in unrealized gain (loss) on investments	(564,478)	(3,225,199)	(10,637,327)	(23,271,474)	(11,604,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(990,930)	(2,943,967)	(7,436,302)	(17,699,771)	(8,288,056)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,935,750	11,534,276	36,496,424	6,687,088	33,981,613
Annuity payments	—	—	(40,001)	(59,312)	(111,939)
Surrenders, withdrawals and death benefits	(1,461,040)	(5,439,101)	(17,436,162)	(14,484,192)	(25,636,514)
Net transfers between other subaccounts
or fixed rate option	(1,183,142)	(1,979,517)	1,907,428	(37,439,352)	(11,220,370)
Other charges	(142,771)	(1,281,531)	(5,150,838)	(2,822,742)	(6,302,265)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(851,203)	2,834,127	15,776,851	(48,118,510)	(9,289,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,842,133)	(109,840)	8,340,549	(65,818,281)	(17,577,531)

NET ASSETS
Beginning of period	16,051,541	122,370,695	573,414,083	375,742,025	711,535,604
End of period	$14,209,408	$122,260,855	$581,754,632	$309,923,744	$693,958,073

Beginning units	1,535,267	10,289,385	40,109,004	30,392,215	51,425,261
Units issued	472,572	2,146,182	6,422,650	4,231,788	4,941,505
Units redeemed	(561,254)	(1,908,792)	(5,113,616)	(8,205,268)	(5,322,687)
Ending units	1,446,585	10,526,775	41,418,038	26,418,735	51,044,079

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(7,843,821)	$(5,632,914)	$(7,057,596)	$(9,804,204)	$(1,030,495)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,186,266	6,222,787	9,519,550	11,545,009	4,380,941
Net change in unrealized gain (loss) on investments	(7,355,605)	(3,379,568)	(15,384,479)	(6,964,985)	966,169
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,013,160)	(2,789,695)	(12,922,525)	(5,224,180)	4,316,615

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,038,063	29,847,106	30,911,201	36,317,732	3,672,329
Annuity payments	(207,442)	(41,497)	(22,027)	(25,237)	(25,804)
Surrenders, withdrawals and death benefits	(19,744,743)	(9,705,614)	(11,615,414)	(14,100,489)	(3,295,320)
Net transfers between other subaccounts
or fixed rate option	(16,081,682)	(708,183)	236,403,699	(22,074,579)	4,190,885
Other charges	(4,335,787)	(3,376,136)	(4,383,251)	(6,121,544)	(529,640)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,331,591)	16,015,676	251,294,208	(6,004,117)	4,012,450

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,344,751)	13,225,981	238,371,683	(11,228,297)	8,329,065

NET ASSETS
Beginning of period	486,778,128	332,704,432	372,174,090	607,972,984	57,338,066
End of period	$458,433,377	$345,930,413	$610,545,773	$596,744,687	$65,667,131

Beginning units	37,987,102	25,768,112	26,711,521	43,576,045	3,052,980
Units issued	3,187,399	4,599,720	23,520,382	4,832,207	1,147,517
Units redeemed	(4,729,160)	(3,151,482)	(5,515,096)	(4,954,991)	(931,523)
Ending units	36,445,341	27,216,350	44,716,807	43,453,261	3,268,974

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(284,103)	$(351,106)	$(3,562,355)	$(177,638)	$(236,625)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,282,934	2,262,283	308,027	876,782
Net change in unrealized gain (loss) on investments	—	(1,195,699)	(6,737,583)	(456,150)	(378,035)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(284,103)	(263,871)	(8,037,655)	(325,761)	262,122

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,602,656	1,385,074	5,605,327	1,031,973	1,615,401
Annuity payments	—	—	(77,968)	—	—
Surrenders, withdrawals and death benefits	(54,089,497)	(1,068,726)	(11,926,377)	(928,059)	(1,125,358)
Net transfers between other subaccounts
or fixed rate option	49,469,728	1,963,023	(19,898,385)	1,987,255	(1,236,894)
Other charges	(100,919)	(173,746)	(1,889,777)	(90,376)	(163,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(118,032)	2,105,625	(28,187,180)	2,000,793	(910,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(402,135)	1,841,754	(36,224,835)	1,675,032	(648,525)

NET ASSETS
Beginning of period	16,760,208	19,788,588	231,463,539	8,945,209	17,533,604
End of period	$16,358,073	$21,630,342	$195,238,704	$10,620,241	$16,885,079

Beginning units	1,792,812	1,093,068	20,088,453	788,321	1,493,204
Units issued	8,063,769	494,552	4,009,459	594,658	561,094
Units redeemed	(8,083,795)	(379,101)	(6,479,625)	(405,222)	(633,749)
Ending units	1,772,786	1,208,519	17,618,287	977,757	1,420,549

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,506)	$(1,674,083)	$(1,073,192)	$(363,133)	$(24,617)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(40,515)	2,178,062	812,030	285,212	8,423
Net change in unrealized gain (loss) on investments	(89,647)	(981,399)	(139,632)	(119,882)	5,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(133,668)	(477,420)	(400,794)	(197,803)	(10,971)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	325	—	4,406,583	159	31
Annuity payments	—	—	(8,800)	—	—
Surrenders, withdrawals and death benefits	(33,230)	(4,150,696)	(5,784,319)	(2,798,730)	(27,310)
Net transfers between other subaccounts
or fixed rate option	85,072	169,746,150	5,745,066	601,205	212,362
Other charges	(980)	(1,153,555)	(576,072)	(2,768)	(371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	51,187	164,441,899	3,782,458	(2,200,134)	184,712

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,481)	163,964,479	3,381,664	(2,397,937)	173,741

NET ASSETS
Beginning of period	665,658	55,402,859	57,740,320	18,216,573	1,131,411
End of period	$583,177	$219,367,338	$61,121,984	$15,818,636	$1,305,152

Beginning units	48,439	4,188,300	4,879,915	1,578,300	95,412
Units issued	11,776	37,831,064	2,192,775	444,526	44,528
Units redeemed	(8,720)	(24,751,728)	(1,891,724)	(633,462)	(28,780)
Ending units	51,495	17,267,636	5,180,966	1,389,364	111,160
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(142,662)	$(411,941)	$(514,620)	$(5,204,786)	$(5,587,111)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	427,637	(1,297,597)	2,130,514	7,501,745	5,671,629
Net change in unrealized gain (loss) on investments	(478,388)	(3,304,470)	(3,852,043)	(12,699,550)	(6,967,943)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(193,413)	(5,014,008)	(2,236,149)	(10,402,591)	(6,883,425)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	556,474	404,202	1,397,817	19,338,881	24,962,664
Annuity payments	—	—	—	(1,113)	—
Surrenders, withdrawals and death benefits	(536,492)	(1,121,098)	(1,880,419)	(9,046,685)	(8,603,889)
Net transfers between other subaccounts
or fixed rate option	(489,318)	(635,030)	(851,444)	170,280,985	40,011,904
Other charges	(75,572)	(246,729)	(275,394)	(3,316,874)	(3,708,254)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(544,908)	(1,598,655)	(1,609,440)	177,255,194	52,662,425

TOTAL INCREASE (DECREASE) IN NET ASSETS	(738,321)	(6,612,663)	(3,845,589)	166,852,603	45,779,000

NET ASSETS
Beginning of period	9,050,399	26,823,071	30,102,425	281,552,688	341,954,930
End of period	$8,312,078	$20,210,408	$26,256,836	$448,405,291	$387,733,930

Beginning units	606,111	2,742,367	1,619,382	20,067,331	27,104,020
Units issued	207,188	1,466,454	594,659	16,764,594	8,103,624
Units redeemed	(242,049)	(1,690,412)	(684,316)	(3,620,874)	(3,503,628)
Ending units	571,250	2,518,409	1,529,725	33,211,051	31,704,016

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,856,566)	$(2,979,752)	$(3,932)	$(528)	$(3,438)
Capital gains distributions received	—	—	29,815	—	—
Net realized gain (loss) on shares redeemed	4,262,921	3,791,608	29,408	11,135	23,915
Net change in unrealized gain (loss) on investments	(6,209,621)	(5,578,332)	(46,833)	(7,435)	(32,980)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,803,266)	(4,766,476)	8,458	3,172	(12,503)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,694,350	9,714,768	—	—	4,243
Annuity payments	(27,203)	—	—	—	—
Surrenders, withdrawals and death benefits	(5,013,071)	(6,075,577)	(1,512)	(1,535)	(1,487)
Net transfers between other subaccounts
or fixed rate option	(5,985,718)	(11,973,165)	(47,261)	(21,618)	14,504
Other charges	(1,822,271)	(1,950,230)	(2,201)	(1,077)	(2,557)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(153,913)	(10,284,204)	(50,974)	(24,230)	14,703

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,957,179)	(15,050,680)	(42,516)	(21,058)	2,200

NET ASSETS
Beginning of period	177,267,302	190,575,614	278,718	133,729	322,697
End of period	$172,310,123	$175,524,934	$236,202	$112,671	$324,897

Beginning units	12,870,017	15,715,244	13,436	7,950	32,692
Units issued	1,917,307	2,269,083	837	116	10,215
Units redeemed	(1,831,800)	(3,050,573)	(3,234)	(1,539)	(10,542)
Ending units	12,955,524	14,933,754	11,039	6,527	32,365

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,302)	$(4,095)	$(824)	$(295)	$(1,099)
Capital gains distributions received	—	—	6,018	1,168	—
Net realized gain (loss) on shares redeemed	13,896	17,672	1,197	4,869	13,744
Net change in unrealized gain (loss) on investments	(8,814)	(27,213)	(8,407)	(7,571)	(13,309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(220)	(13,636)	(2,016)	(1,829)	(664)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,218	—	—	—	199
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,696)	(2,242)	(476)	(473)	(876)
Net transfers between other subaccounts
or fixed rate option	5,706	(34,257)	52,280	(9,915)	(29,831)
Other charges	(2,869)	(1,042)	(527)	(190)	(1,103)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,359	(37,541)	51,277	(10,578)	(31,611)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,139	(51,177)	49,261	(12,407)	(32,275)

NET ASSETS
Beginning of period	347,470	282,528	41,681	29,902	154,667
End of period	$357,609	$231,351	$90,942	$17,495	$122,392

Beginning units	16,567	20,137	2,670	1,965	12,500
Units issued	11,661	957	3,852	67	1,916
Units redeemed	(11,791)	(3,685)	(627)	(760)	(4,409)
Ending units	16,437	17,409	5,895	1,272	10,007

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(994)	$(127)	$243	$786	$(2,472)
Capital gains distributions received	6,971	833	—	507	—
Net realized gain (loss) on shares redeemed	33	3,800	3,565	7,601	5,044
Net change in unrealized gain (loss) on investments	(6,614)	(4,338)	(3,175)	(18,248)	4,466
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(604)	168	633	(9,354)	7,038

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	1,000	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(310)	—	(1,363)	(1,765)	(551)
Net transfers between other subaccounts
or fixed rate option	44,231	59,470	(21,427)	(24,805)	166,020
Other charges	(601)	(63)	(754)	(824)	(1,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	43,320	59,407	(23,544)	(26,394)	164,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,716	59,575	(22,911)	(35,748)	171,038

NET ASSETS
Beginning of period	54,853	15,295	101,798	114,645	102,950
End of period	$97,569	$74,870	$78,887	$78,897	$273,988

Beginning units	3,393	975	9,211	8,812	6,647
Units issued	5,472	6,378	481	6,337	16,047
Units redeemed	(2,810)	(2,671)	(2,556)	(8,572)	(5,389)
Ending units	6,055	4,682	7,136	6,577	17,305

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(640)	$(75,097)	$(165,650)	$(302,820)	$(246,993)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,268	71,368	646,722	1,416,526	81,037
Net change in unrealized gain (loss) on investments	(1,920)	(16,352)	(1,151,203)	365,887	(69,717)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,292)	(20,081)	(670,131)	1,479,593	(235,673)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	209	275,318	2,300,329	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(700)	(24,594)	(268,972)	(1,132,705)	(786,074)
Net transfers between other subaccounts
or fixed rate option	106,931	1,031,373	(1,341,927)	763,191	2,753,548
Other charges	(670)	(489)	(94,307)	(169,420)	(3,464)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	105,561	1,006,499	(1,429,888)	1,761,395	1,964,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,269	986,418	(2,100,019)	3,240,988	1,728,337

NET ASSETS
Beginning of period	40,208	3,445,666	10,969,153	16,896,818	11,150,189
End of period	$144,477	$4,432,084	$8,869,134	$20,137,806	$12,878,526

Beginning units	3,175	282,427	716,697	972,440	990,838
Units issued	9,415	282,542	161,692	489,709	546,485
Units redeemed	(433)	(200,046)	(259,010)	(384,485)	(371,037)
Ending units	12,157	364,923	619,379	1,077,664	1,166,286

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio (Class 1)	AST Bond Portfolio 2022
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(291,839)	$1,082	$(5,669)	$(609)	$(209,663)
Capital gains distributions received	—	—	55,359	—	—
Net realized gain (loss) on shares redeemed	383,808	426	1,000	1,736	347,527
Net change in unrealized gain (loss) on investments	(93,690)	(1,038)	(51,045)	(8,193)	(73,639)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,721)	470	(355)	(7,066)	64,225

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	25	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(867,653)	(2,652)	—	(4,867)	(846,189)
Net transfers between other subaccounts
or fixed rate option	2,138,957	(723)	(171)	—	2,055,784
Other charges	(3,617)	(27)	(1)	(166)	(2,418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,267,687	(3,402)	(147)	(5,033)	1,207,177

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,265,966	(2,932)	(502)	(12,099)	1,271,402

NET ASSETS
Beginning of period	13,413,627	41,592	324,161	62,353	9,668,636
End of period	$14,679,593	$38,660	$323,659	$50,254	$10,940,038

Beginning units	1,065,565	2,755	106,291	4,413	815,317
Units issued	879,142	33	114	27	790,822
Units redeemed	(769,334)	(240)	(155)	(407)	(681,822)
Ending units	1,175,373	2,548	106,250	4,033	924,317

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(101,987)	$(2,124,673)	$(2,240)	$(172,746)	$(96,407)
Capital gains distributions received	—	—	17,853	—	—
Net realized gain (loss) on shares redeemed	7,699	1,585,792	4,877	110,052	1,327,616
Net change in unrealized gain (loss) on investments	(154,549)	(5,798,654)	(28,044)	(172,415)	(1,158,683)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(248,837)	(6,337,535)	(7,554)	(235,109)	72,526

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,670,794	15,191,856	—	5,235,033	—
Annuity payments	—	(153,255)	—	—	—
Surrenders, withdrawals and death benefits	(5,257,743)	(3,789,129)	(9,226)	(2,699,717)	(410,154)
Net transfers between other subaccounts
or fixed rate option	148,917	(3,247,666)	478	1,016,640	(13,652,412)
Other charges	(36,792)	(1,232,407)	(34)	(111,942)	(697)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,525,176	6,769,399	(8,782)	3,440,014	(14,063,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,276,339	431,864	(16,336)	3,204,905	(13,990,737)

NET ASSETS
Beginning of period	5,511,312	129,183,964	179,356	10,900,762	14,972,825
End of period	$17,787,651	$129,615,828	$163,020	$14,105,667	$982,088

Beginning units	470,626	11,411,274	10,496	1,019,821	1,492,799
Units issued	1,502,017	2,147,824	62	862,492	16,837
Units redeemed	(479,018)	(1,550,103)	(572)	(546,298)	(1,413,099)
Ending units	1,493,625	12,008,995	9,986	1,336,015	96,537

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(841,453)	$(3,001)	$(54,594)	$(57,591)	$(2,503)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,036,449	(5,375)	39,207	673,881	(6,516)
Net change in unrealized gain (loss) on investments	(1,840,276)	(4,495)	(133,254)	(545,950)	(31,730)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,645,280)	(12,871)	(148,641)	70,340	(40,749)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,631,833	292,110	1,478,617	95	186,896
Annuity payments	(3,875)	—	—	—	—
Surrenders, withdrawals and death benefits	(1,554,321)	(154,927)	(453,811)	(115,964)	(51,443)
Net transfers between other subaccounts
or fixed rate option	(1,255,414)	(31,224)	5,358,638	(8,717,832)	7,045
Other charges	(559,540)	(858)	(27,951)	(810)	(517)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,258,683	105,101	6,355,493	(8,834,511)	141,981

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,613,403	92,230	6,206,852	(8,764,171)	101,232

NET ASSETS
Beginning of period	49,993,488	233,811	1,826,616	9,468,395	150,018
End of period	$52,606,891	$326,041	$8,033,468	$704,224	$251,250

Beginning units	4,049,840	24,810	126,017	965,664	15,496
Units issued	1,186,262	33,934	525,782	98,320	32,870
Units redeemed	(828,570)	(22,879)	(80,682)	(992,906)	(17,546)
Ending units	4,407,532	35,865	571,117	71,078	30,820

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(89,604)	$(2,846)	$(9,072,352)	$(310,243)	$(352,011)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	99,335	(46,585)	11,894	117,472	272,938
Net change in unrealized gain (loss) on investments	(314,747)	(45,993)	(16,947,970)	(134,031)	(296,324)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(305,016)	(95,424)	(26,008,428)	(326,802)	(375,397)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	654,230	639,091	288,131,289	6,385,070	6,110,375
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(260,707)	(397,741)	(20,041,297)	(624,493)	(712,595)
Net transfers between other subaccounts
or fixed rate option	(3,630)	54,778	—	199,769	(660,577)
Other charges	(36,049)	(1,872)	(70,222)	(217,880)	(242,595)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	353,844	294,256	268,019,770	5,742,466	4,494,608

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,828	198,832	242,011,342	5,415,664	4,119,211

NET ASSETS
Beginning of period	5,341,869	147,470	354,013,766	16,754,838	19,831,050
End of period	$5,390,697	$346,302	$596,025,108	$22,170,502	$23,950,261

Beginning units	410,974	15,686	34,124,093	1,564,876	1,980,227
Units issued	218,579	79,796	30,227,322	911,678	1,639,362
Units redeemed	(189,410)	(51,413)	(3,932,151)	(379,746)	(1,190,452)
Ending units	440,143	44,069	60,419,264	2,096,808	2,429,137

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,576)	$(2,679)	$(484,317)	$(442,785)	$(16,004)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,898	3,442	438,408	(18,637)	(40,847)
Net change in unrealized gain (loss) on investments	(22,438)	1,112	380,576	5,187	(55,020)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,884	1,875	334,667	(456,235)	(111,871)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	275,645	136,463	14,687	20,274,284	4,074,481
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(93,886)	(45,535)	(1,272,914)	(175,513)	(2,163,526)
Net transfers between other subaccounts
or fixed rate option	(321,941)	49,336	29,245,227	1,346,394	160,103
Other charges	(862)	(510)	(7,606)	(338,272)	(14,507)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(141,044)	139,754	27,979,394	21,106,893	2,056,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,160)	141,629	28,314,061	20,650,658	1,944,680

NET ASSETS
Beginning of period	456,341	169,840	3,245,647	18,044,360	837,233
End of period	$355,181	$311,469	$31,559,708	$38,695,018	$2,781,913

Beginning units	35,106	13,115	287,561	1,715,238	81,722
Units issued	75,934	18,058	4,676,049	2,226,084	417,957
Units redeemed	(83,750)	(7,663)	(2,157,948)	(261,121)	(224,112)
Ending units	27,290	23,510	2,805,662	3,680,201	275,567

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(18,941)	$(21,447)	$(20,780)	$(6,410)	$(4,467)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,026)	331	(55,180)	(15,702)	(21,111)
Net change in unrealized gain (loss) on investments	(47,131)	(107,870)	(131,220)	(49,140)	(43,063)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(67,098)	(128,986)	(207,180)	(71,252)	(68,641)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,078,559	6,849,866	6,227,768	2,254,011	1,859,880
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,184,435)	(2,316,471)	(2,225,525)	(931,127)	(709,852)
Net transfers between other subaccounts
or fixed rate option	(59,149)	139,645	(48,989)	30,292	9,442
Other charges	(16,981)	(17,211)	(17,184)	(5,099)	(3,607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,817,994	4,655,829	3,936,070	1,348,077	1,155,863

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,750,896	4,526,843	3,728,890	1,276,825	1,087,222

NET ASSETS
Beginning of period	1,648,732	1,100,587	994,822	430,338	274,333
End of period	$4,399,628	$5,627,430	$4,723,712	$1,707,163	$1,361,555

Beginning units	159,215	104,370	99,829	44,405	26,658
Units issued	402,467	681,404	645,717	250,704	185,434
Units redeemed	(131,949)	(245,304)	(251,889)	(111,911)	(77,028)
Ending units	429,733	540,470	493,657	183,198	135,064

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(14,970)	$(490)	$(2,110)	$(987)	$(59,181)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(21,295)	(1,963)	(32,601)	(909)	(3,743)
Net change in unrealized gain (loss) on investments	(25,443)	(280)	(45,225)	(2,368)	(189,915)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,708)	(2,733)	(79,936)	(4,264)	(252,839)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,376,127	152,428	1,005,528	163,187	6,354,150
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,074,911)	(56,069)	(494,216)	(69,673)	(1,039)
Net transfers between other subaccounts
or fixed rate option	137,682	22,093	6,837	5,473	1,542,600
Other charges	(12,969)	(404)	(1,558)	(1,047)	(37,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,425,929	118,048	516,591	97,940	7,858,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,364,221	115,315	436,655	93,676	7,605,662

NET ASSETS
Beginning of period	1,229,842	39,807	68,042	91,018	48,797
End of period	$2,594,063	$155,122	$504,697	$184,694	$7,654,459

Beginning units	122,711	4,101	6,537	9,355	4,907
Units issued	368,106	20,127	100,708	19,129	807,425
Units redeemed	(226,391)	(7,204)	(52,871)	(8,972)	(23,043)
Ending units	264,426	17,024	54,374	19,512	789,289

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio
	1/2/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(47,740)	$(285)	$(33)	$(12)	$(181)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	43,280	(2)	6	—	(7)
Net change in unrealized gain (loss) on investments	58,126	(719)	15	(169)	(60)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	53,666	(1,006)	(12)	(181)	(248)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,175	299,634	40,726	25,642	156,486
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(285,545)	—	(425)	—	(10,204)
Net transfers between other subaccounts
or fixed rate option	4,016,780	(653)	(524)	181	48,504
Other charges	(96)	(59)	1	1	(48)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,732,314	298,922	39,778	25,824	194,738

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,785,980	297,916	39,766	25,643	194,490

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$3,785,980	$297,916	$39,766	$25,643	$194,490

Beginning units	—	—	—	—	—
Units issued	660,525	29,822	4,025	2,718	21,573
Units redeemed	(278,787)	(121)	(93)	—	(2,323)
Ending units	381,738	29,701	3,932	2,718	19,250
* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio
	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(154)	$(69)	$(66)	$(364)	$(67)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(255)	(82)	1,162	(4)	8
Net change in unrealized gain (loss) on investments	(1,683)	(690)	228	(3,025)	(130)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,092)	(841)	1,324	(3,393)	(189)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,543	70,352	13,704	518,832	101,673
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,038)	(1,672)	—	(504)	—
Net transfers between other subaccounts
or fixed rate option	52,515	(1,600)	41,699	40,463	14,724
Other charges	(47)	(24)	(17)	(144)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	158,973	67,056	55,386	558,647	116,382

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,881	66,215	56,710	555,254	116,193

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$156,881	$66,215	$56,710	$555,254	$116,193

Beginning units	—	—	—	—	—
Units issued	19,418	7,421	12,748	57,471	12,242
Units redeemed	(3,026)	(373)	(6,655)	(76)	(385)
Ending units	16,392	7,048	6,093	57,395	11,857

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Columbia Adaptive Risk Allocation Portfolio	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)
	7/13/2015*	7/13/2015*	8/24/2015*	8/24/2015*
	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(349)	$(569)	$7,710	$11,602
Capital gains distributions received	—	—	71,974	649
Net realized gain (loss) on shares redeemed	3	28	(9)	(21)
Net change in unrealized gain (loss) on investments	(5,896)	4,682	(89,564)	(15,408)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,242)	4,141	(9,889)	(3,178)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	389,895	452,296	1,426,662	539,164
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	—	(200)	(478)	(2,180)
Net transfers between other subaccounts
or fixed rate option	(670)	5,569	8,056	824
Other charges	—	(199)	(449)	(181)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	389,225	457,466	1,433,791	537,627

TOTAL INCREASE (DECREASE) IN NET ASSETS	382,983	461,607	1,423,902	534,449

NET ASSETS
Beginning of period	—	—	—	—
End of period	$382,983	$461,607	$1,423,902	$534,449

Beginning units	—	—	—	—
Units issued	39,128	51,190	142,938	53,762
Units redeemed	(80)	(1,182)	(95)	(250)
Ending units	39,048	50,008	142,843	53,512

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A86

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2016

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Strategic Partners Variable Annuity One	Prudential Premier B, L, X Series
Strategic Partners Variable Annuity One 3	Prudential Premier Bb Series
Strategic Partners Select	Prudential Premier Retirement X, B, L, C Series
Strategic Partners Advisor	Prudential Premier Advisor Variable Annuity
Strategic Partners Plus	Prudential Premier Retirement Variable Annuity
Strategic Partners Plus 3	Prudential Defined Income Annuity
Strategic Partners FlexElite	Prudential Premier Investment Variable Annuity B, C Series
Discovery Select and Discovery Choice Variable Annuity Contracts
The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (formerly	AST Goldman Sachs Large-Cap Value Portfolio
Prudential Money Market Portfolio)	AST Cohen & Steers Realty Portfolio
Prudential Diversified Bond Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Equity Portfolio (Class I)	AST Value Equity Portfolio (formerly AST Herndon
Prudential Value Portfolio (Class I)	Large-Cap Value Portfolio)
Prudential High Yield Bond Portfolio	AST High Yield Portfolio
Prudential Stock Index Portfolio	AST Small-Cap Growth Opportunities Portfolio
Prudential Global Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio (formerly
Prudential Jennison Portfolio (Class I)	AST Mid-Cap Value Portfolio)
Prudential Small Capitalization Stock Portfolio	AST Small-Cap Value Portfolio
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly
Class) (formerly T. Rowe Price Equity Income Portfolio	AST Large-Cap Value Portfolio)
(Investor Class))	AST Lord Abbett Core Fixed Income Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Loomis Sayles Large-Cap Growth Portfolio
Janus Aspen Janus Portfolio (Institutional Shares)	AST MFS Growth Portfolio
Janus Aspen Overseas Portfolio (Institutional Shares)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
MFS Research Series (Initial Class)	AST BlackRock Low Duration Bond Portfolio
MFS Growth Series (Initial Class)	AST QMA US Equity Alpha Portfolio
American Century VP Value Fund (Class I)	AST T. Rowe Price Natural Resources Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST T. Rowe Price Asset Allocation Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST MFS Global Equity Portfolio
Davis Value Portfolio	AST J.P. Morgan International Equity Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST Templeton Global Bond Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST Wellington Management Hedged Equity Portfolio
Janus Aspen Janus Portfolio (Service Shares)	AST Capital Growth Asset Allocation Portfolio
SP Prudential U.S. Emerging Growth Portfolio	AST Academic Strategies Asset Allocation Portfolio
(Class I)	AST Balanced Asset Allocation Portfolio
Prudential SP International Growth Portfolio (Class I)	AST Preservation Asset Allocation Portfolio

A87

Note 1:	General (Continued)

AST FI Pyramis Quantitative Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Prudential Growth Allocation Portfolio	AST Prudential Core Bond Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2023
AST T. Rowe Price Large-Cap Growth Portfolio	AST New Discovery Asset Allocation Portfolio
AST Government Money Market Portfolio (formerly AST	AST Western Asset Emerging Markets Debt Portfolio
Money Market Portfolio)	AST MFS Large-Cap Value Portfolio
AST Small-Cap Growth Portfolio	AST Bond Portfolio 2024
AST BlackRock/Loomis Sayles Bond Portfolio	AST AQR Emerging Markets Equity Portfolio
AST International Value Portfolio	AST ClearBridge Dividend Growth Portfolio
AST International Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
NVIT Developing Markets Fund (formerly NVIT Developing	AST Multi-Sector Fixed Income Portfolio
Markets Fund (Class II))**	AST BlackRock iShares ETF Portfolio
AST Investment Grade Bond Portfolio	AST Defensive Asset Allocation Portfolio
AST Western Asset Core Plus Bond Portfolio	AST AQR Large-Cap Portfolio
AST Bond Portfolio 2018	AST QMA Large-Cap Portfolio
AST Bond Portfolio 2019	AST Bond Portfolio 2025
AST Global Real Estate Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST Schroders Global Tactical Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST RCM World Trends Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Goldman Sachs Multi-Asset Portfolio	Portfolio
ProFund VP Consumer Services	AST Managed Equity Portfolio
ProFund VP Consumer Goods Portfolio	AST Managed Fixed Income Portfolio
ProFund VP Financials	AST FQ Absolute Return Currency Portfolio
ProFund VP Health Care	AST Jennison Global Infrastructure Portfolio
ProFund VP Industrials	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Mid-Cap Growth	AST Legg Mason Diversified Growth Portfolio
ProFund VP Mid-Cap Value	AST Bond Portfolio 2026
ProFund VP Real Estate	AST AB Global Bond Portfolio
ProFund VP Small-Cap Growth	AST Goldman Sachs Global Income Portfolio
ProFund VP Small-Cap Value	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Telecommunications	AST Wellington Management Global Bond Portfolio
ProFund VP Utilities	AST Neuberger Berman Long/Short Portfolio
ProFund VP Large-Cap Growth	AST Wellington Management Real Total Return Portfolio
ProFund VP Large-Cap Value	AST QMA International Core Equity Portfolio
AST Bond Portfolio 2020	AST Managed Alternatives Portfolio
AST Boston Partners Large-Cap Value Portfolio	AST Emerging Managers Diversified Portfolio
AST Jennison Large-Cap Growth Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
AST Bond Portfolio 2017	AST IVY Asset Strategy Portfolio**
AST Bond Portfolio 2021	Blackrock Global Allocation V.I. Fund (Class 3)
Wells Fargo VT International Equity Portfolio (Class 1)	JP Morgan Insurance Trust Income Builder Portfolio
Wells Fargo VT Omega Growth Portfolio (Class 1)	(Class 2)
Wells Fargo VT Small Cap Value Portfolio**	AST Bond Portfolio 2016*
AST Bond Portfolio 2022	Wells Fargo VT Small Cap Growth Portfolio (Class 1)*
AST Quantitative Modeling Portfolio	AST Bond Portfolio 2027
AST BlackRock Global Strategies Portfolio	NVIT Emerging Markets Fund (Class D)
_________

*	Subaccount available for investment, but had no assets as of December 31, 2016, and had no activity during 2016.

**	Subaccount was no longer available for investment at December 31, 2016.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2016 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

A88

Note 1:	General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
April 29, 2016	Wells Fargo VT Small Cap Value Portfolio	Prudential Government Money Market Portfolio

June 24, 2016	AST IVY Asset Strategy Portfolio	AST Government Money Market Portfolio

August 5, 2016	NVIT Developing Markets Fund	NVIT Emerging Markets Fund (Class D)

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

Security Transactions—Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value of Assets

Fair Value Measurements—Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Fair value is based on unadjusted quoted prices in active markets that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3—Fair value is based on at least one or more significant unobservable inputs for the investment.

As of December 31, 2016, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

A89

Note 3:	Fair Value (Continued)

Transfers between Fair Value Levels

During the period ended December 31, 2016, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2016 were as shown below.

	Purchases	Sales
Prudential Government Money Market Portfolio	$2,095,631	$2,979,381
Prudential Diversified Bond Portfolio	229,820	3,119,516
Prudential Equity Portfolio (Class I)	154,114	2,404,541
Prudential Value Portfolio (Class I)	148,214	3,062,145
Prudential High Yield Bond Portfolio	183,499	2,899,420
Prudential Stock Index Portfolio	990,257	3,962,930
Prudential Global Portfolio	36,624	514,839
Prudential Jennison Portfolio (Class I)	92,268	3,162,601
Prudential Small Capitalization Stock Portfolio	39,731	569,062
T. Rowe Price International Stock Portfolio	40,600	186,581
T. Rowe Price Equity Income Portfolio (Equity Income Class)	113,686	902,002
Invesco V.I. Core Equity Fund (Series I)	1,925	938,767
Janus Aspen Janus Portfolio (Institutional Shares)	40,354	507,971
Janus Aspen Overseas Portfolio (Institutional Shares)	140,704	433,518
MFS Research Series (Initial Class)	2,555	178,324
MFS Growth Series (Initial Class)	29,110	579,143
American Century VP Value Fund (Class I)	46,578	288,674
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	30,093	233,806
Prudential Jennison 20/20 Focus Portfolio (Class I)	49,772	697,096
Davis Value Portfolio	41,712	322,097
AB VPS Large Cap Growth Portfolio (Class B)	7,659	28,465
Prudential SP Small Cap Value Portfolio (Class I)	74,014	1,484,221
Janus Aspen Janus Portfolio (Service Shares)	5,346	47,547
SP Prudential U.S. Emerging Growth Portfolio (Class I)	77,573	1,161,322
Prudential SP International Growth Portfolio (Class I)	62,078	241,466
AST Goldman Sachs Large-Cap Value Portfolio	12,872,055	15,700,736
AST Cohen & Steers Realty Portfolio	10,962,242	9,841,121
AST J.P. Morgan Strategic Opportunities Portfolio	24,606,454	33,793,090
AST Value Equity Portfolio	4,080,062	4,835,566
AST High Yield Portfolio	7,334,000	8,884,344
AST Small-Cap Growth Opportunities Portfolio	6,592,941	8,314,990
AST WEDGE Capital Mid-Cap Value Portfolio	3,561,268	4,471,388

A90

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Small-Cap Value Portfolio	$6,214,286	$5,583,071
AST Goldman Sachs Mid-Cap Growth Portfolio	18,753,168	22,454,557
AST Hotchkis & Wiley Large-Cap Value Portfolio	8,268,651	9,428,163
AST Lord Abbett Core Fixed Income Portfolio	16,670,368	14,443,811
AST Loomis Sayles Large-Cap Growth Portfolio	16,370,931	16,974,162
AST MFS Growth Portfolio	4,514,111	4,025,376
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	11,290,926	10,253,681
AST BlackRock Low Duration Bond Portfolio	7,634,800	6,752,033
AST QMA US Equity Alpha Portfolio	8,165,210	6,369,211
AST T. Rowe Price Natural Resources Portfolio	12,158,846	12,621,497
AST T. Rowe Price Asset Allocation Portfolio	183,332,749	203,053,410
AST MFS Global Equity Portfolio	9,541,425	8,996,405
AST J.P. Morgan International Equity Portfolio	9,719,783	10,170,033
AST Templeton Global Bond Portfolio	4,674,462	5,137,283
AST Wellington Management Hedged Equity Portfolio	38,043,235	39,853,940
AST Capital Growth Asset Allocation Portfolio	131,644,339	133,961,662
AST Academic Strategies Asset Allocation Portfolio	84,264,923	113,215,951
AST Balanced Asset Allocation Portfolio	85,239,242	110,970,840
AST Preservation Asset Allocation Portfolio	37,236,105	62,539,240
AST FI Pyramis Quantitative Portfolio	75,251,910	71,937,543
AST Prudential Growth Allocation Portfolio	172,215,837	186,851,048
AST Advanced Strategies Portfolio	105,970,436	127,413,282
AST T. Rowe Price Large-Cap Growth Portfolio	23,281,161	26,743,468
AST Government Money Market Portfolio	38,524,114	35,066,300
AST Small-Cap Growth Portfolio	7,726,285	9,326,378
AST BlackRock/Loomis Sayles Bond Portfolio	45,646,018	60,148,324
AST International Value Portfolio	5,069,027	4,596,871
AST International Growth Portfolio	6,769,451	6,900,551
NVIT Developing Markets Fund	1,570	625,092
AST Investment Grade Bond Portfolio	1,407,116,781	1,410,178,137
AST Western Asset Core Plus Bond Portfolio	23,553,750	21,791,256
AST Bond Portfolio 2018	1,060,278	5,324,265
AST Bond Portfolio 2019	232,421	349,255
AST Global Real Estate Portfolio	3,131,858	3,337,581
AST Parametric Emerging Markets Equity Portfolio	11,419,285	13,124,921
AST Goldman Sachs Small-Cap Value Portfolio	10,656,830	11,663,223
AST Schroders Global Tactical Portfolio	120,596,785	141,868,379
AST RCM World Trends Portfolio	85,177,853	96,940,584
AST J.P. Morgan Global Thematic Portfolio	55,100,160	49,192,170
AST Goldman Sachs Multi-Asset Portfolio	48,422,872	52,503,582
ProFund VP Consumer Services	14,134	86,579
ProFund VP Consumer Goods Portfolio	166,725	39,784
ProFund VP Financials	39,427	101,905
ProFund VP Health Care	32,327	181,470
ProFund VP Industrials	268,410	49,071

A91

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
ProFund VP Mid-Cap Growth	$278,885	$77,021
ProFund VP Mid-Cap Value	224,395	15,857
ProFund VP Real Estate	32,402	45,780
ProFund VP Small-Cap Growth	182,274	86,783
ProFund VP Small-Cap Value	69,307	82,993
ProFund VP Telecommunications	12,953	46,710
ProFund VP Utilities	47,709	56,047
ProFund VP Large-Cap Growth	138,600	261,931
ProFund VP Large-Cap Value	105,069	117,687
AST Bond Portfolio 2020	1,212,660	1,874,661
AST Boston Partners Large-Cap Value Portfolio	4,160,305	3,601,595
AST Jennison Large-Cap Growth Portfolio	8,422,564	9,350,871
AST Bond Portfolio 2017	3,104,094	3,683,701
AST Bond Portfolio 2021	3,895,878	7,896,458
Wells Fargo VT International Equity Portfolio (Class 1)	3,601	3,439
Wells Fargo VT Omega Growth Portfolio (Class 1)	1,135	5,670
Wells Fargo VT Small Cap Value Portfolio	—	53,866
AST Bond Portfolio 2022	2,798,279	5,585,680
AST Quantitative Modeling Portfolio	7,988,898	2,489,951
AST BlackRock Global Strategies Portfolio	33,382,159	34,778,391
Wells Fargo VT Opportunity Fund (Class 1)	—	13,480
AST Prudential Core Bond Portfolio	9,514,132	4,409,242
AST Bond Portfolio 2023	1,006,533	136,175
AST New Discovery Asset Allocation Portfolio	20,819,936	19,783,650
AST Western Asset Emerging Markets Debt Portfolio	156,154	78,279
AST MFS Large-Cap Value Portfolio	10,062,514	4,826,194
AST Bond Portfolio 2024	—	344,373
AST AQR Emerging Markets Equity Portfolio	393,418	55,451
AST ClearBridge Dividend Growth Portfolio	10,670,731	3,023,732
AST QMA Emerging Markets Equity Portfolio	246,002	260,658
AST Multi-Sector Fixed Income Portfolio	371,920,385	5,686,418
AST BlackRock iShares ETF Portfolio	11,573,342	6,259,195
AST Defensive Asset Allocation Portfolio	16,712,033	9,396,509
AST AQR Large-Cap Portfolio	569,539	116,794
AST QMA Large-Cap Portfolio	358,133	24,476
AST Bond Portfolio 2025	1,002,069	34,550,906
AST T. Rowe Price Growth Opportunities Portfolio	35,461,659	13,169,711
AST Goldman Sachs Global Growth Allocation Portfolio	764,697	424,677
AST T. Rowe Price Diversified Real Growth Portfolio	1,485,688	754,400
AST Prudential Flexible Multi-Strategy Portfolio	3,043,287	724,898
AST BlackRock Multi-Asset Income Portfolio	1,664,296	867,253
AST Franklin Templeton K2 Global Absolute Return Portfolio	1,315,078	388,360
AST Managed Equity Portfolio	909,433	121,011
AST Managed Fixed Income Portfolio	2,166,032	347,461
AST FQ Absolute Return Currency Portfolio	312,730	54,231

A92

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Jennison Global Infrastructure Portfolio	$583,888	$72,190
AST Goldman Sachs Strategic Income Portfolio	456,549	30,391
AST Legg Mason Diversified Growth Portfolio	12,581,013	2,388,200
AST Bond Portfolio 2026	29,401,320	8,653,405
AST AB Global Bond Portfolio	1,005,110	68,905
AST Goldman Sachs Global Income Portfolio	266,324	93,778
AST Morgan Stanley Multi-Asset Portfolio	127,293	5,054
AST Wellington Management Global Bond Portfolio	146,874	18,183
AST Neuberger Berman Long/Short Portfolio	541,472	12,956
AST Wellington Management Real Total Return Portfolio	232,992	40,580
AST QMA International Core Equity Portfolio	221,350	5,075
AST Managed Alternatives Portfolio	541,236	69,472
AST Emerging Managers Diversified Portfolio	273,709	4,570
AST Columbia Adaptive Risk Allocation Portfolio	731,246	295,211
AST IVY Asset Strategy Portfolio	99,036	556,409
Blackrock Global Allocation V.I. Fund (Class 3)	1,744,138	125,580
JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	577,133	47,408
AST Bond Portfolio 2027	24,192,583	3,358,693
NVIT Emerging Markets Fund (Class D)	469,904	10,420

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc. both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

A93

Note 6:	Related Party Transactions

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/ reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:	Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable Contract options.

A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2016	7,027	$0.93085	to	$9.73839	$8,291	0.09%		1.00%	to	1.75%	-1.58%	to	-0.90%
December 31, 2015	7,672	$0.93884	to	$9.82644	$9,166	0.00%	(2)	1.00%	to	1.80%	-1.85%	to	-0.99%
December 31, 2014	9,430	$0.95653	to	$9.92485	$11,417	0.00%	(2)	1.00%	to	1.80%	-1.82%	to	-0.99%
December 31, 2013	11,767	$0.97424	to	$10.02367	$14,204	0.00%	(2)	1.00%	to	1.80%	-1.79%	to	-0.99%
December 31, 2012	12,369	$0.99202	to	$10.12341	$15,400	0.01%		1.00%	to	1.80%	-1.80%	to	-0.98%

	Prudential Diversified Bond Portfolio
December 31, 2016	6,274	$2.12454	to	$2.59813	$16,285	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	7,285	$2.04513	to	$2.49504	$18,162	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	8,491	$2.08421	to	$2.53667	$21,522	1.12%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	9,448	$1.97826	to	$2.40199	$22,653	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%
December 31, 2012	10,433	$2.02539	to	$2.45301	$25,550	4.37%		1.35%	to	1.65%	8.88%	to	9.20%

	Prudential Equity Portfolio (Class I)
December 31, 2016	5,867	$1.84115	to	$3.17936	$17,601	0.00%		1.35%	to	1.80%	1.95%	to	2.39%
December 31, 2015	6,571	$1.80347	to	$3.10651	$19,282	0.00%		1.35%	to	1.80%	0.55%	to	0.99%
December 31, 2014	7,414	$1.79101	to	$3.07736	$21,608	0.00%		1.35%	to	1.80%	5.81%	to	6.27%
December 31, 2013	8,359	$1.69020	to	$2.89713	$22,929	0.00%		1.35%	to	1.80%	31.17%	to	31.75%
December 31, 2012	9,808	$1.28661	to	$2.19998	$20,375	0.59%		1.35%	to	1.80%	11.67%	to	12.17%

	Prudential Value Portfolio (Class I)
December 31, 2016	7,755	$2.01558	to	$4.02566	$24,239	0.00%		1.35%	to	1.80%	9.43%	to	9.92%
December 31, 2015	8,663	$1.84190	to	$3.66437	$24,661	0.00%		1.35%	to	1.80%	-9.82%	to	-9.42%
December 31, 2014	9,643	$2.04256	to	$4.04747	$30,547	0.00%		1.35%	to	1.80%	8.16%	to	8.63%
December 31, 2013	10,703	$1.88848	to	$3.72763	$31,308	0.00%		1.35%	to	1.80%	30.74%	to	31.32%
December 31, 2012	12,843	$1.44440	to	$2.83999	$28,402	0.98%		1.35%	to	1.80%	12.59%	to	13.09%

	Prudential High Yield Bond Portfolio
December 31, 2016	3,347	$2.29212	to	$16.10941	$14,952	6.43%		1.35%	to	1.80%	14.19%	to	14.69%
December 31, 2015	3,995	$2.00427	to	$14.05181	$15,391	6.19%		1.35%	to	1.80%	-4.17%	to	-3.74%
December 31, 2014	4,585	$2.08850	to	$14.60641	$18,321	6.01%		1.35%	to	1.80%	0.90%	to	1.35%
December 31, 2013	5,209	$2.06706	to	$14.41969	$20,421	6.34%		1.35%	to	1.80%	5.36%	to	5.81%
December 31, 2012	5,737	$1.95903	to	$13.63244	$21,224	6.93%		1.35%	to	1.80%	12.40%	to	12.90%

	Prudential Stock Index Portfolio
December 31, 2016	6,973	$1.57861	to	$3.59736	$21,657	1.84%		1.35%	to	1.75%	9.92%	to	10.34%
December 31, 2015	7,938	$1.43413	to	$3.26182	$22,239	1.49%		1.35%	to	1.75%	-0.56%	to	-0.16%
December 31, 2014	9,094	$1.44010	to	$3.26890	$25,723	3.04%		1.35%	to	1.75%	11.36%	to	11.80%
December 31, 2013	10,276	$1.29125	to	$2.92538	$26,062	0.00%		1.35%	to	1.75%	29.62%	to	30.14%
December 31, 2012	12,164	$0.99473	to	$2.24908	$23,537	1.70%		1.35%	to	1.75%	13.69%	to	14.14%

	Prudential Global Portfolio
December 31, 2016	2,057	$1.22723	to	$2.66817	$4,846	0.00%		1.35%	to	1.75%	2.65%	to	3.06%
December 31, 2015	2,247	$1.19377	to	$2.59035	$5,125	0.00%		1.35%	to	1.80%	0.56%	to	1.01%
December 31, 2014	2,451	$1.18476	to	$2.56578	$5,532	0.00%		1.35%	to	1.80%	1.42%	to	1.88%
December 31, 2013	2,834	$1.16583	to	$2.51978	$6,316	0.00%		1.35%	to	1.80%	25.04%	to	25.59%
December 31, 2012	3,127	$0.93051	to	$2.00744	$5,575	1.61%		1.35%	to	1.80%	15.44%	to	15.95%

	Prudential Jennison Portfolio (Class I)
December 31, 2016	7,092	$1.30338	to	$3.78242	$23,229	0.00%		1.35%	to	1.80%	-2.64%	to	-2.22%
December 31, 2015	8,014	$1.33623	to	$3.87018	$26,666	0.00%		1.35%	to	1.80%	9.51%	to	10.00%
December 31, 2014	8,902	$1.21774	to	$3.52028	$26,987	0.00%		1.35%	to	1.80%	8.05%	to	8.53%
December 31, 2013	10,176	$1.12499	to	$3.24547	$28,558	0.00%		1.35%	to	1.80%	35.22%	to	35.83%
December 31, 2012	11,491	$0.83026	to	$2.39067	$23,688	0.16%		1.35%	to	1.80%	14.12%	to	14.63%

	Prudential Small Capitalization Stock Portfolio
December 31, 2016	843	$4.35151	to	$5.35677	$4,487	0.00%		1.35%	to	1.40%	24.76%	to	24.82%
December 31, 2015	947	$3.48609	to	$4.29366	$4,041	0.00%		1.35%	to	1.40%	-3.64%	to	-3.58%
December 31, 2014	1,069	$3.61570	to	$4.45564	$4,732	0.00%		1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	1,263	$3.33520	to	$4.28706	$5,374	0.00%		1.35%	to	1.65%	38.67%	to	39.08%
December 31, 2012	1,448	$2.40521	to	$3.08419	$4,435	0.61%		1.35%	to	1.65%	14.14%	to	14.48%

A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2016	996	$1.59864	to	$1.59864	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%
December 31, 2015	1,075	$1.20718	to	$1.58722	$1,706	0.92%	1.35%	to	1.40%	-2.28%	to	-2.23%
December 31, 2014	1,140	$1.23469	to	$1.62418	$1,852	1.02%	1.35%	to	1.40%	-2.60%	to	-2.56%
December 31, 2013	1,222	$1.26707	to	$1.66761	$2,039	0.86%	1.35%	to	1.40%	12.48%	to	12.54%
December 31, 2012	1,240	$1.08327	to	$1.48263	$1,838	1.28%	1.35%	to	1.65%	16.51%	to	16.86%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2016	1,844	$2.36255	to	$3.52364	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%
December 31, 2015	2,066	$2.00922	to	$2.99816	$6,158	1.80%	1.35%	to	1.40%	-8.14%	to	-8.10%
December 31, 2014	2,240	$2.18622	to	$3.26392	$7,266	1.74%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	2,490	$1.97830	to	$3.08233	$7,606	1.54%	1.35%	to	1.65%	27.62%	to	27.99%
December 31, 2012	2,698	$1.55020	to	$2.40943	$6,445	2.14%	1.35%	to	1.65%	15.24%	to	15.58%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2016	2,877	$1.42911	to	$2.75507	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%
December 31, 2015	3,193	$1.31740	to	$2.53351	$8,076	1.12%	1.40%	to	1.65%	-7.29%	to	-7.07%
December 31, 2014	3,623	$1.42106	to	$2.72627	$9,860	0.84%	1.40%	to	1.65%	6.39%	to	6.65%
December 31, 2013	4,046	$1.33567	to	$2.55624	$10,328	1.39%	1.40%	to	1.65%	27.15%	to	27.46%
December 31, 2012	4,531	$1.05048	to	$2.00552	$9,075	0.96%	1.35%	to	1.65%	12.02%	to	12.36%

	Janus Aspen Janus Portfolio (Institutional Shares)
December 31, 2016	1,822	$1.24492	to	$2.62234	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	1,976	$1.25910	to	$2.64571	$5,209	0.62%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	2,230	$1.21494	to	$2.54666	$5,660	0.36%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	2,492	$1.09299	to	$2.28537	$5,677	0.77%	1.35%	to	1.65%	28.22%	to	28.60%
December 31, 2012	2,873	$0.85244	to	$1.77801	$5,085	0.55%	1.35%	to	1.65%	16.66%	to	17.01%

	Janus Aspen Overseas Portfolio (Institutional Shares)
December 31, 2016	1,645	$1.52204	to	$2.78080	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	1,734	$1.65372	to	$3.01418	$5,143	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	1,931	$1.83897	to	$3.34371	$6,371	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	2,206	$2.12113	to	$3.84746	$8,387	3.15%	1.35%	to	1.65%	12.70%	to	13.04%
December 31, 2012	2,538	$1.88205	to	$3.40535	$8,556	0.69%	1.35%	to	1.65%	11.62%	to	11.96%

	MFS Research Series (Initial Class)
December 31, 2016	497	$2.84082	to	$2.84082	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%
December 31, 2015	555	$2.64905	to	$2.64905	$1,470	0.72%	1.40%	to	1.40%	-0.59%	to	-0.59%
December 31, 2014	621	$2.66475	to	$2.66475	$1,654	0.81%	1.40%	to	1.40%	8.68%	to	8.68%
December 31, 2013	744	$2.45201	to	$2.45201	$1,824	0.32%	1.40%	to	1.40%	30.46%	to	30.46%
December 31, 2012	852	$1.87950	to	$1.87950	$1,601	0.79%	1.40%	to	1.40%	15.65%	to	15.65%

	MFS Growth Series (Initial Class)
December 31, 2016	1,932	$1.57652	to	$2.97872	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	2,093	$1.56429	to	$2.94835	$6,166	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	2,421	$1.47837	to	$2.77955	$6,719	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	2,769	$1.37938	to	$2.58719	$7,154	0.23%	1.35%	to	1.65%	34.63%	to	35.03%
December 31, 2012	3,081	$1.02455	to	$1.91698	$5,898	0.00%	1.35%	to	1.65%	15.47%	to	15.81%

	American Century VP Value Fund (Class I)
December 31, 2016	639	$2.97766	to	$3.65359	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	702	$2.51211	to	$3.07494	$2,144	2.11%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	795	$2.65685	to	$3.24394	$2,563	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	904	$2.38831	to	$2.90895	$2,611	1.63%	1.35%	to	1.65%	29.59%	to	29.97%
December 31, 2012	1,041	$1.84301	to	$2.23925	$2,318	1.91%	1.35%	to	1.65%	12.71%	to	13.05%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2016	976	$1.57697	to	$2.76434	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	1,038	$1.53866	to	$2.69077	$2,775	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	1,153	$1.60675	to	$2.80296	$3,208	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	1,311	$1.51967	to	$2.64465	$3,445	0.00%	1.35%	to	1.65%	35.92%	to	36.31%
December 31, 2012	1,402	$1.11808	to	$1.94109	$2,703	0.00%	1.35%	to	1.65%	9.04%	to	9.37%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2016	1,190	$2.40092	to	$2.58090	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	1,431	$2.40178	to	$2.57551	$3,678	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	1,622	$2.29737	to	$2.45756	$3,979	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	1,917	$2.17940	to	$2.32560	$4,450	0.00%	1.35%	to	1.65%	27.77%	to	28.15%
December 31, 2012	2,215	$1.70567	to	$1.81563	$4,016	0.00%	1.35%	to	1.65%	9.23%	to	9.55%

	Davis Value Portfolio
December 31, 2016	1,081	$1.75939	to	$1.77405	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%
December 31, 2015	1,240	$1.59450	to	$1.60704	$1,977	0.77%	1.35%	to	1.40%	0.19%	to	0.24%
December 31, 2014	1,358	$1.59142	to	$1.60314	$2,161	0.91%	1.35%	to	1.40%	4.59%	to	4.64%
December 31, 2013	1,528	$1.52155	to	$1.53200	$2,326	0.81%	1.35%	to	1.40%	31.59%	to	31.65%
December 31, 2012	1,843	$1.12101	to	$1.16370	$2,131	1.62%	1.35%	to	1.65%	11.23%	to	11.57%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2016	683	$1.14009	to	$1.14009	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%
December 31, 2015	692	$1.12940	to	$1.12940	$782	0.00%	1.40%	to	1.40%	9.32%	to	9.32%
December 31, 2014	681	$1.03310	to	$1.03310	$704	0.00%	1.40%	to	1.40%	12.27%	to	12.27%
December 31, 2013	731	$0.92016	to	$0.92016	$672	0.00%	1.40%	to	1.40%	35.09%	to	35.09%
December 31, 2012	671	$0.66012	to	$0.68115	$457	0.03%	1.40%	to	1.65%	14.23%	to	14.52%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2016	2,654	$2.49585	to	$3.33068	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%
December 31, 2015	3,128	$2.02511	to	$2.69201	$7,996	0.00%	1.35%	to	1.80%	-7.04%	to	-6.62%
December 31, 2014	3,508	$2.17843	to	$2.88444	$9,607	0.00%	1.35%	to	1.80%	3.09%	to	3.54%
December 31, 2013	3,977	$2.11323	to	$2.78722	$10,545	0.00%	1.35%	to	1.80%	35.02%	to	35.61%
December 31, 2012	4,682	$1.56511	to	$12.71248	$9,189	0.46%	1.35%	to	2.35%	13.39%	to	14.51%

	Janus Aspen Janus Portfolio (Service Shares)
December 31, 2016	251	$1.03831	to	$2.31883	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%
December 31, 2015	283	$1.05203	to	$2.34486	$468	0.47%	1.40%	to	1.75%	3.27%	to	3.63%
December 31, 2014	288	$1.01723	to	$2.26282	$468	0.22%	1.40%	to	1.75%	10.79%	to	11.18%
December 31, 2013	308	$0.91682	to	$2.03533	$451	0.65%	1.40%	to	1.75%	27.76%	to	28.20%
December 31, 2012	354	$0.71657	to	$1.58757	$389	0.42%	1.40%	to	1.75%	16.24%	to	16.65%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2016	2,245	$1.75526	to	$3.89360	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%
December 31, 2015	2,621	$1.70944	to	$3.78454	$7,527	0.00%	1.35%	to	1.80%	-4.09%	to	-3.66%
December 31, 2014	2,920	$1.77880	to	$3.93032	$8,786	0.00%	1.35%	to	1.80%	7.58%	to	8.05%
December 31, 2013	3,313	$1.65032	to	$3.63925	$9,283	0.00%	1.35%	to	1.80%	26.20%	to	26.76%
December 31, 2012	3,842	$1.30516	to	$2.87251	$8,479	0.41%	1.35%	to	1.80%	14.81%	to	15.32%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2016	1,283	$0.81042	to	$2.00102	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%
December 31, 2015	1,379	$0.85393	to	$2.10438	$2,065	0.00%	1.35%	to	1.80%	1.54%	to	1.98%
December 31, 2014	1,479	$0.83939	to	$2.06435	$2,240	0.00%	1.35%	to	1.80%	-7.38%	to	-6.97%
December 31, 2013	1,570	$0.90445	to	$2.22017	$2,576	0.00%	1.35%	to	1.80%	16.78%	to	17.29%
December 31, 2012	1,851	$0.77310	to	$1.89389	$2,642	0.65%	1.35%	to	1.80%	20.23%	to	20.77%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2016	2,985	$11.25440	to	$21.89511	$50,303	0.00%	0.55%	to	2.85%	8.37%	to	10.93%
December 31, 2015	3,144	$10.18207	to	$20.01155	$48,225	0.00%	0.55%	to	2.85%	-7.34%	to	6.09%
December 31, 2014	1,607	$10.96235	to	$21.39027	$26,453	0.00%	0.55%	to	2.45%	9.77%	to	12.51%
December 31, 2013	1,474	$12.05440	to	$19.27594	$21,850	0.00%	0.85%	to	2.45%	25.90%	to	32.41%
December 31, 2012	1,313	$9.11684	to	$14.71569	$14,804	1.02%	0.85%	to	2.45%	16.73%	to	18.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2016	1,423	$10.91590	to	$29.79355	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	1,351	$10.50966	to	$28.97784	$25,076	0.00%	0.55%	to	2.85%	1.86%	to	10.36%
December 31, 2014	1,374	$11.64573	to	$28.17786	$24,915	0.00%	0.55%	to	2.85%	15.51%	to	30.19%
December 31, 2013	1,427	$9.68396	to	$21.94358	$20,164	0.00%	0.55%	to	2.85%	-1.36%	to	2.57%
December 31, 2012	1,351	$10.07765	to	$21.69183	$18,830	1.30%	0.55%	to	2.85%	12.06%	to	14.71%

A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2016	13,084	$11.26302	to	$15.03722	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%
December 31, 2015	13,597	$11.00591	to	$14.68376	$170,786	0.00%	0.55%	to	2.85%	-3.03%	to	-0.73%
December 31, 2014	14,108	$11.18827	to	$14.91662	$181,266	0.00%	0.55%	to	2.85%	2.44%	to	4.87%
December 31, 2013	13,920	$10.76626	to	$14.34386	$173,481	0.00%	0.55%	to	2.85%	7.87%	to	10.42%
December 31, 2012	12,551	$11.00927	to	$13.12718	$144,462	1.46%	0.55%	to	2.85%	7.56%	to	10.11%

	AST Value Equity Portfolio
December 31, 2016	817	$9.78081	to	$19.29478	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%
December 31, 2015	871	$9.27899	to	$18.53439	$12,193	0.00%	0.55%	to	2.70%	-8.60%	to	-6.58%
December 31, 2014	934	$12.23327	to	$20.11564	$14,182	0.00%	0.55%	to	2.70%	-1.18%	to	1.00%
December 31, 2013	1,021	$12.16608	to	$20.19327	$15,533	0.00%	0.55%	to	2.85%	25.84%	to	33.89%
December 31, 2012	1,194	$9.12709	to	$15.29152	$13,690	1.06%	0.55%	to	2.85%	10.16%	to	12.78%

	AST High Yield Portfolio
December 31, 2016	1,860	$10.86186	to	$17.85478	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%
December 31, 2015	1,944	$9.47712	to	$15.77372	$24,161	0.00%	0.55%	to	2.85%	-6.31%	to	-3.24%
December 31, 2014	2,029	$9.89459	to	$16.67561	$26,781	0.00%	0.55%	to	2.85%	-1.05%	to	1.99%
December 31, 2013	1,971	$10.42183	to	$16.57675	$25,820	0.00%	0.55%	to	2.85%	4.10%	to	6.59%
December 31, 2012	1,737	$11.01858	to	$15.76773	$21,591	5.83%	0.85%	to	2.85%	10.62%	to	12.91%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2016	865	$9.63926	to	$25.32160	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%
December 31, 2015	957	$9.66710	to	$23.96900	$16,131	0.00%	0.55%	to	2.85%	-1.55%	to	1.00%
December 31, 2014	1,214	$13.35563	to	$24.11445	$20,646	0.00%	0.55%	to	2.85%	1.95%	to	4.36%
December 31, 2013	1,194	$12.91409	to	$23.42720	$19,715	0.00%	0.55%	to	2.85%	33.40%	to	40.04%
December 31, 2012	1,223	$9.51449	to	$16.96161	$14,554	0.00%	0.55%	to	2.85%	16.65%	to	19.41%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2016	540	$10.87863	to	$26.50191	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%
December 31, 2015	588	$9.63033	to	$23.70041	$9,799	0.00%	0.55%	to	2.85%	-9.27%	to	0.53%
December 31, 2014	709	$11.23471	to	$25.87248	$13,182	0.00%	0.55%	to	2.85%	11.69%	to	14.34%
December 31, 2013	796	$12.06993	to	$22.94256	$12,997	0.00%	0.55%	to	2.85%	23.34%	to	31.69%
December 31, 2012	778	$11.65476	to	$17.66406	$9,840	0.44%	0.55%	to	2.85%	15.03%	to	17.76%

	AST Small-Cap Value Portfolio
December 31, 2016	774	$12.80031	to	$28.33077	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%
December 31, 2015	731	$9.99297	to	$22.35385	$11,604	0.00%	0.55%	to	2.85%	-7.04%	to	4.08%
December 31, 2014	738	$10.54465	to	$23.81628	$12,515	0.00%	0.55%	to	2.85%	2.27%	to	5.87%
December 31, 2013	738	$12.47438	to	$23.06551	$12,107	0.00%	0.55%	to	2.85%	27.51%	to	36.64%
December 31, 2012	727	$10.03524	to	$17.11423	$8,844	0.41%	0.55%	to	2.85%	14.79%	to	17.51%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2016	3,115	$9.91006	to	$23.17737	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%
December 31, 2015	3,314	$9.83409	to	$23.24614	$56,160	0.00%	0.55%	to	2.85%	-8.37%	to	2.12%
December 31, 2014	1,852	$11.31270	to	$25.12814	$34,356	0.00%	0.55%	to	2.85%	8.35%	to	13.47%
December 31, 2013	1,871	$12.28300	to	$22.97023	$31,747	0.00%	0.55%	to	2.85%	25.09%	to	31.46%
December 31, 2012	1,659	$10.46013	to	$17.71525	$21,761	0.00%	0.55%	to	2.50%	16.68%	to	18.96%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2016	1,645	$11.53285	to	$24.80628	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%
December 31, 2015	1,715	$9.70319	to	$21.09411	$25,607	0.00%	0.55%	to	2.85%	-10.46%	to	1.55%
December 31, 2014	1,928	$10.81514	to	$23.33405	$31,869	0.00%	0.55%	to	2.85%	7.95%	to	13.12%
December 31, 2013	1,823	$11.48738	to	$20.91410	$26,788	0.00%	0.85%	to	2.85%	31.12%	to	38.67%
December 31, 2012	1,417	$8.29561	to	$15.24503	$14,775	3.11%	0.85%	to	2.45%	14.02%	to	15.89%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2016	3,995	$10.03100	to	$14.87608	$48,795	0.00%	0.55%	to	2.85%	-0.31%	to	2.04%
December 31, 2015	3,763	$9.86125	to	$14.78095	$45,418	0.00%	0.55%	to	2.85%	-3.42%	to	-1.13%
December 31, 2014	3,390	$10.18285	to	$15.15769	$41,786	0.00%	0.55%	to	2.85%	2.98%	to	5.80%
December 31, 2013	3,207	$9.71214	to	$14.52525	$37,729	0.00%	0.55%	to	2.85%	-4.79%	to	-2.54%
December 31, 2012	3,353	$10.94845	to	$15.11073	$41,194	1.11%	0.55%	to	2.85%	2.91%	to	5.35%

A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2016	2,615	$11.24130	to	$26.00664	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%
December 31, 2015	2,625	$10.74493	to	$25.11237	$48,900	0.00%	0.55%	to	2.85%	6.94%	to	11.97%
December 31, 2014	3,234	$11.25817	to	$23.25943	$55,756	0.00%	0.55%	to	2.85%	7.44%	to	12.47%
December 31, 2013	2,199	$12.76835	to	$21.44225	$34,850	0.00%	0.85%	to	2.85%	30.12%	to	35.45%
December 31, 2012	2,543	$10.10909	to	$16.00178	$30,012	0.37%	0.85%	to	2.85%	9.06%	to	11.31%

	AST MFS Growth Portfolio
December 31, 2016	776	$10.63355	to	$22.65541	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%
December 31, 2015	737	$10.52964	to	$22.66308	$13,390	0.00%	0.55%	to	2.85%	4.17%	to	9.59%
December 31, 2014	918	$11.13384	to	$21.54740	$15,865	0.00%	0.55%	to	2.85%	5.61%	to	11.72%
December 31, 2013	920	$12.75859	to	$20.20752	$14,885	0.00%	0.55%	to	2.85%	29.91%	to	35.95%
December 31, 2012	894	$10.71705	to	$15.06982	$10,768	0.00%	0.55%	to	2.85%	13.74%	to	16.44%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2016	1,524	$11.35231	to	$30.61307	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%
December 31, 2015	1,466	$9.68512	to	$26.39664	$25,865	0.00%	0.55%	to	2.85%	-8.33%	to	1.07%
December 31, 2014	1,563	$11.02363	to	$28.51908	$29,899	0.00%	0.55%	to	2.85%	10.42%	to	13.62%
December 31, 2013	1,439	$12.86338	to	$25.44872	$24,541	0.00%	0.55%	to	2.85%	31.13%	to	41.23%
December 31, 2012	1,289	$10.77542	to	$18.27003	$15,762	0.94%	1.00%	to	2.85%	13.78%	to	15.97%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2016	1,750	$9.24531	to	$12.02965	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%
December 31, 2015	1,644	$9.32415	to	$11.97203	$16,588	0.00%	0.55%	to	2.45%	-1.98%	to	-0.07%
December 31, 2014	1,681	$9.51233	to	$12.05162	$17,126	0.00%	0.55%	to	2.85%	-2.94%	to	-0.65%
December 31, 2013	1,729	$9.60905	to	$12.20183	$18,000	0.00%	0.55%	to	2.85%	-4.96%	to	-2.71%
December 31, 2012	1,961	$10.11087	to	$12.61643	$21,292	1.30%	0.55%	to	2.85%	1.71%	to	4.12%

	AST QMA US Equity Alpha Portfolio
December 31, 2016	1,042	$11.82308	to	$29.10267	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%
December 31, 2015	945	$10.38891	to	$25.83362	$17,758	0.00%	0.55%	to	2.45%	0.55%	to	8.03%
December 31, 2014	1,016	$11.24219	to	$25.55053	$19,184	0.00%	0.55%	to	2.45%	11.83%	to	16.57%
December 31, 2013	652	$12.26676	to	$22.22337	$10,686	0.00%	0.55%	to	2.45%	24.92%	to	31.70%
December 31, 2012	567	$10.38147	to	$17.10866	$7,120	0.71%	1.00%	to	2.45%	15.89%	to	17.63%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2016	2,692	$8.11025	to	$13.86822	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%
December 31, 2015	2,763	$6.56393	to	$11.28433	$22,535	0.00%	0.55%	to	2.70%	-21.43%	to	0.94%
December 31, 2014	2,902	$8.19862	to	$14.17056	$29,775	0.00%	0.55%	to	2.70%	-14.29%	to	-8.86%
December 31, 2013	2,809	$9.02327	to	$15.67993	$32,012	0.00%	0.55%	to	2.70%	12.14%	to	14.75%
December 31, 2012	2,964	$7.88745	to	$13.79902	$29,950	0.40%	0.85%	to	2.85%	0.66%	to	2.74%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2016	75,755	$12.17840	to	$18.25044	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%
December 31, 2015	75,978	$11.49045	to	$17.30044	$1,040,968	0.00%	0.55%	to	2.85%	-2.81%	to	-0.51%
December 31, 2014	58,768	$11.65463	to	$17.63046	$826,924	0.00%	0.55%	to	2.85%	2.86%	to	5.30%
December 31, 2013	55,047	$11.16935	to	$16.97618	$752,863	0.00%	0.55%	to	2.85%	12.85%	to	16.19%
December 31, 2012	45,662	$10.69535	to	$14.81356	$550,692	1.21%	0.55%	to	2.85%	10.26%	to	12.87%

	AST MFS Global Equity Portfolio
December 31, 2016	1,738	$10.64809	to	$21.79721	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%
December 31, 2015	1,697	$10.02712	to	$20.74591	$26,340	0.00%	0.55%	to	2.85%	-4.27%	to	3.91%
December 31, 2014	1,465	$10.30110	to	$21.46497	$23,599	0.00%	0.55%	to	2.70%	0.83%	to	3.06%
December 31, 2013	1,354	$11.84660	to	$21.11684	$21,373	0.00%	0.55%	to	2.55%	20.29%	to	26.93%
December 31, 2012	1,169	$10.68753	to	$16.86736	$14,767	1.03%	0.55%	to	2.55%	20.01%	to	22.40%

	AST J.P. Morgan International Equity Portfolio
December 31, 2016	1,912	$9.79665	to	$15.09703	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%
December 31, 2015	1,946	$9.78367	to	$15.09904	$21,587	0.00%	0.55%	to	2.70%	-5.42%	to	-3.33%
December 31, 2014	2,075	$10.24610	to	$15.83614	$24,026	0.00%	0.55%	to	2.70%	-8.89%	to	-6.88%
December 31, 2013	1,941	$11.13965	to	$17.24255	$24,368	0.00%	0.55%	to	2.70%	12.25%	to	14.73%
December 31, 2012	1,788	$9.83010	to	$15.23803	$19,759	1.65%	0.55%	to	2.70%	18.61%	to	21.24%

A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2016	1,412	$9.08437	to	$12.33854	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%
December 31, 2015	1,447	$8.95975	to	$11.95898	$14,209	0.00%	0.55%	to	2.85%	-7.34%	to	3.76%
December 31, 2014	1,535	$9.60847	to	$12.68214	$16,052	0.00%	0.55%	to	2.85%	-2.31%	to	0.00%
December 31, 2013	1,540	$9.69586	to	$12.75701	$16,326	0.00%	0.55%	to	2.85%	-6.50%	to	-3.21%
December 31, 2012	1,571	$10.32374	to	$13.40697	$17,671	2.33%	0.55%	to	2.85%	2.22%	to	4.65%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2016	10,414	$11.33122	to	$18.45448	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
December 31, 2015	10,527	$10.94847	to	$17.66125	$122,261	0.00%	0.55%	to	2.85%	-3.46%	to	-1.18%
December 31, 2014	10,289	$11.34142	to	$18.12031	$122,371	0.00%	0.55%	to	2.85%	2.50%	to	4.92%
December 31, 2013	6,836	$11.11097	to	$17.50990	$78,530	0.00%	0.55%	to	2.70%	14.98%	to	19.84%
December 31, 2012	4,100	$9.51705	to	$14.81394	$39,950	0.26%	0.55%	to	2.55%	8.24%	to	10.40%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2016	41,918	$12.77860	to	$19.09374	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%
December 31, 2015	41,418	$12.13656	to	$18.21974	$581,755	0.00%	0.55%	to	2.85%	-2.33%	to	-0.02%
December 31, 2014	40,109	$12.24977	to	$18.47645	$573,414	0.00%	0.55%	to	2.85%	3.95%	to	6.41%
December 31, 2013	35,937	$11.61737	to	$17.60529	$491,952	0.00%	0.55%	to	2.85%	17.67%	to	22.00%
December 31, 2012	29,648	$10.23320	to	$14.63036	$337,551	0.79%	0.55%	to	2.85%	10.48%	to	13.10%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2016	24,273	$10.85058	to	$15.40048	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%
December 31, 2015	26,419	$10.35394	to	$14.76472	$309,924	0.00%	0.55%	to	2.85%	-5.98%	to	-3.75%
December 31, 2014	30,392	$10.85572	to	$15.55329	$375,742	0.00%	0.55%	to	2.85%	0.86%	to	3.25%
December 31, 2013	32,209	$10.61030	to	$15.27338	$391,356	0.00%	0.55%	to	2.85%	6.84%	to	9.37%
December 31, 2012	30,993	$10.16034	to	$14.15903	$348,773	0.98%	0.55%	to	2.85%	9.35%	to	11.95%

	AST Balanced Asset Allocation Portfolio
December 31, 2016	50,063	$12.23487	to	$17.58870	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%
December 31, 2015	51,044	$11.67893	to	$16.86850	$693,958	0.00%	0.55%	to	2.85%	-2.39%	to	-0.08%
December 31, 2014	51,425	$11.79468	to	$17.11604	$711,536	0.00%	0.55%	to	2.85%	3.49%	to	5.94%
December 31, 2013	50,339	$11.23550	to	$16.38146	$670,129	0.00%	0.55%	to	2.85%	13.49%	to	17.00%
December 31, 2012	45,923	$10.33901	to	$14.19558	$532,182	0.91%	0.55%	to	2.85%	9.26%	to	11.86%

	AST Preservation Asset Allocation Portfolio
December 31, 2016	35,110	$11.32357	to	$15.27370	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%
December 31, 2015	36,445	$10.88817	to	$14.75560	$458,433	0.00%	0.55%	to	2.85%	-2.71%	to	-0.41%
December 31, 2014	37,987	$11.03255	to	$15.02176	$486,778	0.00%	0.55%	to	2.85%	2.76%	to	5.19%
December 31, 2013	38,187	$10.58368	to	$14.47848	$473,775	0.00%	0.55%	to	2.85%	6.10%	to	8.61%
December 31, 2012	36,655	$10.51490	to	$13.51575	$426,840	1.09%	0.85%	to	2.85%	7.22%	to	9.44%

	AST FI Pyramis Quantitative Portfolio
December 31, 2016	28,026	$11.35465	to	$16.70324	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%
December 31, 2015	27,216	$10.84576	to	$16.33350	$345,930	0.00%	0.55%	to	2.85%	-1.89%	to	0.44%
December 31, 2014	25,768	$11.02409	to	$16.48864	$332,704	0.00%	0.55%	to	2.85%	0.21%	to	2.58%
December 31, 2013	25,294	$10.97054	to	$16.29666	$324,399	0.00%	0.55%	to	2.85%	11.49%	to	14.13%
December 31, 2012	21,670	$9.81278	to	$14.47747	$248,028	1.87%	0.85%	to	2.85%	7.48%	to	9.69%

	AST Prudential Growth Allocation Portfolio
December 31, 2016	44,092	$12.05904	to	$18.73700	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%
December 31, 2015	44,717	$10.77894	to	$17.35014	$610,546	0.00%	0.55%	to	2.85%	-3.45%	to	-1.16%
December 31, 2014	26,712	$11.13285	to	$17.79750	$372,174	0.00%	0.55%	to	2.85%	6.09%	to	8.60%
December 31, 2013	23,646	$10.46525	to	$16.61628	$309,204	0.00%	0.55%	to	2.85%	13.69%	to	16.38%
December 31, 2012	19,406	$9.17966	to	$14.47559	$222,116	1.26%	0.55%	to	2.85%	9.70%	to	12.30%

	AST Advanced Strategies Portfolio
December 31, 2016	42,484	$12.19811	to	$18.75315	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%
December 31, 2015	43,453	$11.55605	to	$17.84949	$596,745	0.00%	0.55%	to	2.85%	-2.07%	to	0.25%
December 31, 2014	43,576	$11.63271	to	$18.05257	$607,973	0.00%	0.55%	to	2.85%	3.08%	to	5.52%
December 31, 2013	40,149	$11.12429	to	$17.34521	$545,108	0.00%	0.55%	to	2.85%	12.52%	to	15.92%
December 31, 2012	31,622	$10.48694	to	$15.17148	$379,954	1.27%	0.55%	to	2.85%	10.40%	to	13.02%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2016	3,130	$10.69163	to	$27.05680	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%
December 31, 2015	3,269	$10.50087	to	$26.85854	$65,667	0.00%	0.55%	to	2.85%	6.46%	to	9.50%
December 31, 2014	3,053	$11.22522	to	$24.98767	$57,338	0.00%	0.55%	to	2.85%	5.26%	to	13.35%
December 31, 2013	3,040	$13.54255	to	$23.51273	$53,672	0.00%	0.55%	to	2.85%	37.92%	to	43.23%
December 31, 2012	2,773	$10.57497	to	$16.64347	$34,617	0.00%	0.55%	to	2.85%	14.23%	to	16.94%

	AST Government Money Market Portfolio
December 31, 2016	2,162	$8.25372	to	$9.90066	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
December 31, 2015	1,773	$8.45871	to	$9.97360	$16,358	0.00%	0.55%	to	2.85%	-2.85%	to	-0.26%
December 31, 2014	1,793	$8.67962	to	$10.08368	$16,760	0.00%	0.55%	to	2.85%	-2.85%	to	-0.47%
December 31, 2013	1,861	$8.90088	to	$10.20011	$17,661	0.00%	0.55%	to	2.85%	-2.85%	to	-0.55%
December 31, 2012	2,056	$9.12800	to	$10.31714	$19,917	0.01%	0.85%	to	2.85%	-2.85%	to	-0.85%

	AST Small-Cap Growth Portfolio
December 31, 2016	1,134	$10.70280	to	$27.59069	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%
December 31, 2015	1,209	$9.63677	to	$25.09686	$21,630	0.00%	0.55%	to	2.85%	-2.09%	to	0.23%
December 31, 2014	1,093	$10.96730	to	$25.38680	$19,789	0.00%	0.55%	to	2.85%	0.86%	to	10.75%
December 31, 2013	1,115	$12.40268	to	$24.92978	$19,844	0.00%	0.55%	to	2.85%	26.69%	to	34.43%
December 31, 2012	1,036	$9.69125	to	$14.02211	$13,871	0.00%	0.55%	to	2.85%	8.97%	to	11.56%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2016	16,578	$9.86820	to	$14.42933	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2015	17,618	$9.60692	to	$14.00299	$195,239	0.00%	0.55%	to	2.85%	-4.90%	to	-1.67%
December 31, 2014	20,088	$9.95820	to	$14.46916	$231,464	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2013	21,555	$9.69455	to	$14.04141	$242,502	0.00%	0.55%	to	2.85%	-4.63%	to	-2.38%
December 31, 2012	21,225	$10.83456	to	$14.46865	$247,468	2.51%	0.55%	to	2.85%	6.20%	to	8.72%

	AST International Value Portfolio
December 31, 2016	1,019	$8.97706	to	$14.67838	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%
December 31, 2015	978	$9.08106	to	$14.87771	$10,620	0.00%	0.55%	to	2.70%	-9.67%	to	2.47%
December 31, 2014	788	$9.38850	to	$15.04489	$8,945	0.00%	0.55%	to	2.70%	-9.22%	to	-6.37%
December 31, 2013	729	$10.31966	to	$16.44049	$8,992	0.00%	0.85%	to	2.70%	16.24%	to	18.45%
December 31, 2012	706	$8.75042	to	$14.02985	$7,387	2.13%	1.15%	to	2.70%	13.52%	to	15.35%

	AST International Growth Portfolio
December 31, 2016	1,400	$9.09349	to	$15.54838	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%
December 31, 2015	1,421	$9.57312	to	$16.47336	$16,885	0.00%	0.55%	to	2.85%	0.21%	to	7.39%
December 31, 2014	1,493	$9.40169	to	$16.28200	$17,534	0.00%	0.55%	to	2.85%	-8.22%	to	-2.22%
December 31, 2013	1,396	$10.08092	to	$17.57026	$17,591	0.00%	0.85%	to	2.85%	15.66%	to	18.04%
December 31, 2012	1,205	$8.57742	to	$15.04565	$12,832	0.99%	0.85%	to	2.85%	16.93%	to	19.34%

	NVIT Developing Markets Fund (Expired August 5, 2016)
December 31, 2016	—	$12.15000	to	$12.63724	$—	2.34%	1.40%	to	1.75%	9.50%	to	9.73%
December 31, 2015	51	$11.03659	to	$11.51683	$583	1.05%	1.40%	to	1.80%	-17.80%	to	-17.48%
December 31, 2014	48	$13.42653	to	$13.95567	$666	0.79%	1.40%	to	1.80%	-7.51%	to	-7.15%
December 31, 2013	47	$14.51720	to	$15.02994	$692	0.92%	1.40%	to	1.80%	-1.74%	to	-1.35%
December 31, 2012	44	$14.77377	to	$15.23556	$665	0.10%	1.40%	to	1.80%	14.71%	to	15.17%

	AST Investment Grade Bond Portfolio
December 31, 2016	18,562	$10.15962	to	$16.26761	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%
December 31, 2015	17,268	$9.94319	to	$15.79047	$219,367	0.00%	0.85%	to	2.25%	-1.10%	to	0.31%
December 31, 2014	4,188	$10.03301	to	$15.78694	$55,403	0.00%	0.85%	to	2.25%	4.33%	to	5.82%
December 31, 2013	3,598	$9.58248	to	$14.96161	$45,743	0.00%	0.55%	to	2.25%	-5.36%	to	-3.72%
December 31, 2012	20,929	$11.79750	to	$15.63108	$272,251	1.38%	0.55%	to	2.25%	6.94%	to	8.80%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2016	5,382	$10.36504	to	$13.38950	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%
December 31, 2015	5,181	$9.94275	to	$12.86080	$61,122	0.00%	0.55%	to	2.85%	-1.65%	to	0.68%
December 31, 2014	4,880	$10.27737	to	$12.83064	$57,740	0.00%	0.55%	to	2.85%	3.00%	to	6.61%
December 31, 2013	4,456	$9.72854	to	$12.10414	$50,085	0.00%	0.55%	to	2.85%	-4.30%	to	-2.03%
December 31, 2012	3,920	$11.03135	to	$12.52719	$45,582	3.20%	0.55%	to	2.85%	4.77%	to	7.26%
A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2018
December 31, 2016	1,049	$10.84927	to	$11.59135	$11,811	0.00%	1.90%	to	2.85%	-1.28%	to	-0.32%
December 31, 2015	1,389	$10.99000	to	$13.25498	$15,819	0.00%	1.90%	to	2.85%	-2.06%	to	-1.07%
December 31, 2014	1,578	$11.22140	to	$13.39820	$18,217	0.00%	1.90%	to	2.85%	-0.26%	to	0.75%
December 31, 2013	1,883	$11.25098	to	$13.29882	$21,676	0.00%	1.90%	to	2.85%	-5.90%	to	-4.95%
December 31, 2012	1,799	$11.95683	to	$13.99125	$21,894	0.49%	1.90%	to	2.85%	2.70%	to	3.74%

	AST Bond Portfolio 2019
December 31, 2016	104	$11.20016	to	$11.84192	$1,210	0.00%	1.90%	to	2.70%	-1.29%	to	-0.48%
December 31, 2015	111	$11.24496	to	$13.16031	$1,305	0.00%	1.90%	to	2.85%	-1.81%	to	-0.85%
December 31, 2014	95	$11.45215	to	$13.30075	$1,131	0.00%	1.90%	to	2.85%	1.29%	to	2.28%
December 31, 2013	159	$11.30601	to	$13.03100	$1,846	0.00%	1.90%	to	2.85%	-7.54%	to	-6.64%
December 31, 2012	183	$12.22857	to	$13.98700	$2,283	0.31%	1.90%	to	2.85%	2.84%	to	3.85%

	AST Global Real Estate Portfolio
December 31, 2016	557	$10.05235	to	$21.13691	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%
December 31, 2015	571	$10.05428	to	$21.35711	$8,312	0.00%	0.55%	to	2.85%	-2.94%	to	5.49%
December 31, 2014	606	$10.85387	to	$21.79318	$9,050	0.00%	0.55%	to	2.85%	7.71%	to	13.30%
December 31, 2013	614	$10.08073	to	$19.50272	$8,308	0.00%	0.85%	to	2.85%	1.37%	to	3.46%
December 31, 2012	547	$10.79040	to	$19.05468	$7,170	1.45%	1.00%	to	2.85%	23.19%	to	25.55%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2016	2,293	$7.69657	to	$13.29600	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%
December 31, 2015	2,518	$6.90859	to	$12.06351	$20,210	0.00%	0.55%	to	2.85%	-19.10%	to	0.59%
December 31, 2014	2,742	$8.36743	to	$14.76931	$26,823	0.00%	0.55%	to	2.85%	-7.40%	to	-5.21%
December 31, 2013	2,763	$8.85375	to	$15.79714	$28,800	0.00%	0.55%	to	2.85%	-2.63%	to	-0.33%
December 31, 2012	2,458	$8.90982	to	$16.06935	$26,031	1.10%	0.55%	to	2.85%	14.56%	to	17.28%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2016	1,476	$12.12221	to	$28.98016	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%
December 31, 2015	1,530	$9.84065	to	$23.76601	$26,257	0.00%	0.55%	to	2.85%	-8.19%	to	2.45%
December 31, 2014	1,619	$10.75944	to	$25.63821	$30,102	0.00%	0.55%	to	2.70%	4.30%	to	7.79%
December 31, 2013	1,579	$12.69230	to	$24.38308	$28,052	0.00%	0.55%	to	2.70%	29.72%	to	38.05%
December 31, 2012	1,525	$10.52515	to	$17.90792	$19,892	0.48%	0.55%	to	2.70%	12.56%	to	15.05%

	AST Schroders Global Tactical Portfolio
December 31, 2016	32,047	$10.34722	to	$18.46553	$452,395	0.00%	0.55%	to	2.85%	3.78%	to	6.23%
December 31, 2015	33,211	$9.85594	to	$17.62315	$448,405	0.00%	0.55%	to	2.85%	-3.77%	to	-1.49%
December 31, 2014	20,067	$11.73808	to	$18.13826	$281,553	0.00%	0.55%	to	2.85%	2.84%	to	5.28%
December 31, 2013	18,974	$11.25123	to	$17.46806	$258,398	0.00%	0.55%	to	2.85%	13.73%	to	17.41%
December 31, 2012	15,190	$9.90321	to	$15.08440	$179,781	0.45%	0.55%	to	2.85%	12.59%	to	15.27%

	AST RCM World Trends Portfolio
December 31, 2016	31,176	$11.18774	to	$15.65000	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	31,704	$10.92944	to	$15.22173	$387,734	0.00%	0.55%	to	2.85%	-3.01%	to	-0.72%
December 31, 2014	27,104	$11.21041	to	$15.54433	$341,955	0.00%	0.55%	to	2.85%	2.14%	to	4.56%
December 31, 2013	25,218	$10.83902	to	$15.07275	$310,506	0.00%	0.55%	to	2.85%	9.24%	to	11.82%
December 31, 2012	21,004	$9.89825	to	$13.66670	$235,725	0.52%	0.55%	to	2.85%	7.13%	to	9.68%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2016	13,671	$11.85459	to	$17.72985	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%
December 31, 2015	12,956	$11.43224	to	$17.17857	$172,310	0.00%	0.55%	to	2.85%	-3.87%	to	-1.59%
December 31, 2014	12,870	$11.72319	to	$17.69896	$177,267	0.00%	0.55%	to	2.85%	3.33%	to	5.78%
December 31, 2013	12,110	$11.18390	to	$16.96442	$161,361	0.00%	0.55%	to	2.85%	12.87%	to	15.64%
December 31, 2012	9,458	$10.49066	to	$14.87346	$111,417	0.43%	0.55%	to	2.85%	10.34%	to	12.96%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2016	14,821	$10.93448	to	$15.11310	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%
December 31, 2015	14,934	$10.54112	to	$14.63787	$175,525	0.00%	0.55%	to	2.85%	-3.73%	to	-1.45%
December 31, 2014	15,715	$10.79436	to	$15.06034	$190,576	0.00%	0.55%	to	2.85%	1.08%	to	3.47%
December 31, 2013	14,493	$10.52772	to	$14.75766	$174,100	0.00%	0.55%	to	2.85%	6.36%	to	9.22%
December 31, 2012	12,412	$10.28497	to	$13.69989	$139,813	0.56%	0.55%	to	2.85%	6.99%	to	9.52%

A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Services
December 31, 2016	8	$21.96359	to	$21.96359	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%
December 31, 2015	11	$21.39661	to	$21.39661	$236	0.00%	1.50%	to	1.50%	3.14%	to	3.14%
December 31, 2014	13	$20.74470	to	$20.74470	$279	0.00%	0.55%	to	1.50%	10.80%	to	11.84%
December 31, 2013	21	$18.72284	to	$20.07642	$388	0.26%	0.55%	to	1.50%	37.80%	to	39.10%
December 31, 2012	24	$13.58666	to	$13.58666	$330	0.00%	1.50%	to	1.50%	20.29%	to	20.29%

	ProFund VP Consumer Goods Portfolio
December 31, 2016	14	$17.02147	to	$17.61149	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%
December 31, 2015	7	$17.26330	to	$17.26330	$113	1.06%	1.50%	to	1.50%	2.62%	to	2.62%
December 31, 2014	8	$16.82194	to	$16.82194	$134	0.70%	0.55%	to	1.50%	8.60%	to	9.62%
December 31, 2013	14	$15.49003	to	$15.49003	$221	0.86%	1.50%	to	1.50%	26.55%	to	26.55%
December 31, 2012	25	$12.23984	to	$12.23984	$310	0.87%	1.50%	to	1.50%	9.22%	to	9.22%

	ProFund VP Financials
December 31, 2016	27	$10.51915	to	$18.12837	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%
December 31, 2015	32	$9.29459	to	$15.80683	$325	0.34%	0.55%	to	1.90%	-3.33%	to	-2.04%
December 31, 2014	33	$9.87092	to	$9.87092	$323	0.21%	0.55%	to	2.10%	10.59%	to	12.30%
December 31, 2013	46	$8.58077	to	$8.87284	$409	0.43%	1.50%	to	2.10%	29.36%	to	30.13%
December 31, 2012	69	$6.63308	to	$6.81861	$469	0.10%	1.50%	to	2.10%	22.16%	to	22.88%

	ProFund VP Health Care
December 31, 2016	10	$19.82736	to	$21.66260	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%
December 31, 2015	16	$21.70136	to	$22.70228	$358	0.00%	0.55%	to	1.50%	3.47%	to	4.45%
December 31, 2014	17	$20.97331	to	$20.97331	$347	0.08%	0.55%	to	2.10%	21.16%	to	23.02%
December 31, 2013	23	$16.64400	to	$17.20941	$399	0.35%	1.50%	to	2.10%	36.88%	to	37.69%
December 31, 2012	30	$12.15913	to	$12.49836	$375	0.39%	1.50%	to	2.10%	14.98%	to	15.67%

	ProFund VP Industrials
December 31, 2016	32	$15.14941	to	$15.67529	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%
December 31, 2015	17	$13.13225	to	$13.53497	$231	0.10%	1.50%	to	1.90%	-5.22%	to	-4.85%
December 31, 2014	20	$13.85579	to	$14.22444	$283	0.27%	1.50%	to	1.90%	3.61%	to	4.02%
December 31, 2013	19	$13.67512	to	$13.67512	$255	0.55%	1.50%	to	1.50%	36.15%	to	36.15%
December 31, 2012	31	$10.04439	to	$10.04439	$315	0.26%	1.50%	to	1.50%	14.09%	to	14.09%

	ProFund VP Mid-Cap Growth
December 31, 2016	18	$16.58032	to	$17.15610	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%
December 31, 2015	6	$15.42651	to	$15.42651	$91	0.00%	1.50%	to	1.50%	-1.20%	to	-1.20%
December 31, 2014	3	$15.61362	to	$15.61362	$42	0.00%	0.55%	to	2.10%	3.71%	to	5.31%
December 31, 2013	6	$14.47394	to	$14.96601	$90	0.00%	1.50%	to	2.10%	27.84%	to	28.60%
December 31, 2012	10	$11.32177	to	$11.63796	$119	0.00%	1.50%	to	2.10%	13.00%	to	13.67%

	ProFund VP Mid-Cap Value
December 31, 2016	15	$16.28797	to	$16.85314	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%
December 31, 2015	1	$13.75676	to	$13.75676	$17	0.15%	1.50%	to	1.50%	-9.58%	to	-9.58%
December 31, 2014	2	$15.21446	to	$15.21446	$30	0.12%	1.50%	to	1.50%	8.56%	to	8.56%
December 31, 2013	4	$14.01527	to	$14.01527	$54	0.34%	1.50%	to	1.50%	30.21%	to	30.21%
December 31, 2012	6	$10.76386	to	$10.76386	$70	0.15%	1.50%	to	1.50%	14.84%	to	14.84%

	ProFund VP Real Estate
December 31, 2016	9	$12.74071	to	$12.74071	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%
December 31, 2015	10	$11.86730	to	$17.45217	$122	0.65%	0.55%	to	1.90%	-1.55%	to	-0.23%
December 31, 2014	13	$12.05366	to	$12.37455	$155	1.51%	0.55%	to	1.90%	22.69%	to	24.33%
December 31, 2013	14	$9.82468	to	$10.04669	$144	1.36%	1.50%	to	1.90%	-1.77%	to	-1.39%
December 31, 2012	14	$10.00220	to	$10.18798	$144	2.57%	1.50%	to	1.90%	14.98%	to	15.44%

	ProFund VP Small-Cap Growth
December 31, 2016	11	$18.44774	to	$19.08796	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%
December 31, 2015	6	$16.11320	to	$16.11320	$98	0.00%	1.50%	to	1.50%	-0.32%	to	-0.32%
December 31, 2014	3	$16.16532	to	$16.16532	$55	0.00%	1.50%	to	1.50%	0.66%	to	0.66%
December 31, 2013	5	$16.05873	to	$18.52593	$87	0.00%	0.55%	to	1.50%	38.35%	to	39.65%
December 31, 2012	3	$11.60725	to	$11.60725	$32	0.00%	1.50%	to	1.50%	10.82%	to	10.82%

A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2016	4	$17.37561	to	$20.64982	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%
December 31, 2015	5	$14.16986	to	$16.12404	$75	0.00%	0.55%	to	1.50%	-9.63%	to	-8.78%
December 31, 2014	1	$15.68046	to	$15.68046	$15	0.00%	0.55%	to	1.50%	4.25%	to	5.23%
December 31, 2013	1	$15.04112	to	$16.79752	$15	0.22%	0.55%	to	1.50%	35.64%	to	36.92%
December 31, 2012	2	$11.08892	to	$11.08892	$20	0.00%	1.50%	to	1.50%	14.44%	to	14.44%

	ProFund VP Telecommunications
December 31, 2016	5	$13.25050	to	$13.25050	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%
December 31, 2015	7	$11.05472	to	$11.05472	$79	1.77%	1.50%	to	1.50%	0.02%	to	0.02%
December 31, 2014	9	$11.05227	to	$11.05227	$102	4.37%	0.55%	to	1.50%	-0.92%	to	0.01%
December 31, 2013	16	$11.15492	to	$11.15492	$174	2.94%	1.50%	to	1.50%	10.41%	to	10.41%
December 31, 2012	24	$10.10290	to	$10.10290	$247	4.12%	1.50%	to	1.50%	14.79%	to	14.79%

	ProFund VP Utilities
December 31, 2016	6	$13.14563	to	$13.60181	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%
December 31, 2015	7	$11.99668	to	$16.60493	$79	2.27%	0.55%	to	1.50%	-7.79%	to	-6.92%
December 31, 2014	9	$13.00966	to	$13.00966	$115	1.72%	0.55%	to	1.90%	23.54%	to	25.19%
December 31, 2013	18	$10.25797	to	$10.48966	$184	2.59%	1.50%	to	1.90%	11.20%	to	11.64%
December 31, 2012	23	$9.22480	to	$9.39609	$212	2.71%	1.50%	to	1.90%	-1.73%	to	-1.34%

	ProFund VP Large-Cap Growth
December 31, 2016	9	$15.83231	to	$16.38129	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%
December 31, 2015	17	$15.83242	to	$15.83242	$274	0.00%	1.50%	to	1.50%	2.22%	to	2.22%
December 31, 2014	7	$15.48812	to	$15.48812	$103	0.12%	1.50%	to	2.10%	10.61%	to	11.26%
December 31, 2013	3	$13.46336	to	$16.49009	$48	0.39%	0.55%	to	2.10%	27.98%	to	29.95%
December 31, 2012	5	$10.52001	to	$10.81361	$49	0.07%	1.50%	to	2.10%	10.40%	to	11.05%

	ProFund VP Large-Cap Value
December 31, 2016	10	$13.06339	to	$13.51639	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%
December 31, 2015	12	$11.88471	to	$11.88471	$144	0.55%	1.50%	to	1.50%	-6.14%	to	-6.14%
December 31, 2014	3	$12.66256	to	$12.66256	$40	0.65%	1.50%	to	1.50%	8.84%	to	8.84%
December 31, 2013	6	$11.63395	to	$11.63395	$73	0.88%	1.50%	to	1.50%	27.97%	to	27.97%
December 31, 2012	8	$9.09087	to	$9.09087	$75	0.76%	1.50%	to	1.50%	13.71%	to	13.71%

	AST Bond Portfolio 2020
December 31, 2016	321	$11.16138	to	$12.32424	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
December 31, 2015	365	$10.96546	to	$12.32133	$4,432	0.00%	1.90%	to	2.85%	-1.37%	to	-0.37%
December 31, 2014	282	$11.03272	to	$12.37107	$3,446	0.00%	1.90%	to	2.85%	3.13%	to	4.14%
December 31, 2013	380	$10.61606	to	$11.87901	$4,467	0.00%	1.30%	to	2.85%	-9.18%	to	-7.72%
December 31, 2012	11	$11.60016	to	$12.95314	$135	0.58%	1.30%	to	2.55%	3.67%	to	4.95%

	AST Boston Partners Large-Cap Value Portfolio
December 31, 2016	662	$10.68884	to	$18.29792	$10,549	0.00%	0.55%	to	2.45%	10.97%	to	13.12%
December 31, 2015	619	$9.46149	to	$16.24741	$8,869	0.00%	0.55%	to	2.45%	-7.10%	to	4.05%
December 31, 2014	717	$13.25293	to	$17.10034	$10,969	0.00%	0.55%	to	2.45%	7.56%	to	9.66%
December 31, 2013	694	$12.19594	to	$15.68669	$9,817	0.00%	0.55%	to	2.45%	24.20%	to	30.71%
December 31, 2012	557	$9.54913	to	$12.07266	$6,101	0.42%	0.55%	to	2.45%	10.46%	to	12.61%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2016	1,031	$10.43078	to	$20.20390	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%
December 31, 2015	1,078	$10.67760	to	$20.70893	$20,138	0.00%	0.55%	to	2.70%	7.65%	to	11.41%
December 31, 2014	972	$11.27625	to	$18.90555	$16,897	0.00%	0.55%	to	2.70%	6.55%	to	13.75%
December 31, 2013	879	$13.00723	to	$17.33075	$14,245	0.00%	0.55%	to	2.70%	32.55%	to	35.74%
December 31, 2012	876	$10.54999	to	$12.84306	$10,610	0.00%	0.55%	to	2.70%	12.07%	to	14.55%

	AST Bond Portfolio 2017
December 31, 2016	1,139	$10.41536	to	$11.12803	$12,456	0.00%	1.90%	to	2.85%	-1.72%	to	-0.76%
December 31, 2015	1,166	$10.59734	to	$11.21325	$12,879	0.00%	1.90%	to	2.85%	-2.69%	to	-1.74%
December 31, 2014	991	$10.89015	to	$11.41153	$11,150	0.00%	1.90%	to	2.85%	-1.46%	to	-0.50%
December 31, 2013	1,177	$11.05171	to	$11.46858	$13,346	0.00%	1.90%	to	2.85%	-4.85%	to	-3.92%
December 31, 2012	1,847	$11.61498	to	$11.93630	$21,847	0.52%	1.90%	to	2.85%	2.12%	to	3.12%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2021
December 31, 2016	892	$12.00379	to	$13.26576	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%
December 31, 2015	1,175	$12.10885	to	$13.22852	$14,680	0.00%	1.75%	to	2.85%	-1.12%	to	0.03%
December 31, 2014	1,066	$12.24566	to	$13.22419	$13,414	0.00%	1.75%	to	2.85%	4.61%	to	5.83%
December 31, 2013	732	$11.70587	to	$12.61919	$8,756	0.00%	1.50%	to	2.85%	-9.65%	to	-8.38%
December 31, 2012	2,129	$12.95637	to	$13.85470	$28,167	0.78%	1.30%	to	2.85%	3.75%	to	5.42%

	Wells Fargo VT International Equity Portfolio (Class 1)
December 31, 2016	3	$15.39826	to	$15.39826	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%
December 31, 2015	3	$15.17320	to	$15.63069	$39	4.26%	1.50%	to	1.75%	0.54%	to	0.78%
December 31, 2014	3	$15.09234	to	$15.50925	$42	3.01%	1.50%	to	1.75%	-6.93%	to	-6.70%
December 31, 2013	3	$16.21604	to	$16.62307	$52	0.95%	1.50%	to	1.75%	17.88%	to	18.17%
December 31, 2012	16	$13.75687	to	$14.06753	$220	1.65%	1.50%	to	1.75%	11.72%	to	12.00%

	Wells Fargo VT Omega Growth Portfolio (Class 1)
December 31, 2016	107	$3.01298	to	$3.11887	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%
December 31, 2015	106	$3.04226	to	$3.14141	$324	0.00%	1.50%	to	1.75%	-0.13%	to	0.12%
December 31, 2014	106	$3.04612	to	$3.13770	$324	0.00%	1.50%	to	1.75%	2.30%	to	2.55%
December 31, 2013	107	$2.97767	to	$3.05971	$318	0.32%	1.50%	to	1.75%	37.81%	to	38.15%
December 31, 2012	169	$2.16078	to	$2.21481	$365	0.00%	1.50%	to	1.75%	18.68%	to	18.97%

	Wells Fargo VT Small Cap Value Portfolio (Expired April 29, 2016)
December 31, 2016	—	$13.26039	to	$13.45075	$—	0.65%	1.50%	to	1.75%	6.89%	to	6.97%
December 31, 2015	4	$12.40617	to	$12.57408	$50	0.57%	1.50%	to	1.75%	-11.89%	to	-11.67%
December 31, 2014	4	$14.07991	to	$14.23536	$62	0.62%	1.50%	to	1.75%	2.83%	to	3.09%
December 31, 2013	5	$13.69207	to	$13.80927	$65	0.95%	1.50%	to	1.75%	13.05%	to	13.33%
December 31, 2012	5	$12.11133	to	$12.18494	$63	1.15%	1.50%	to	1.75%	12.36%	to	12.64%

	AST Bond Portfolio 2022
December 31, 2016	721	$11.28145	to	$11.95917	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%
December 31, 2015	924	$11.40334	to	$12.35246	$10,940	0.00%	1.30%	to	2.85%	-0.81%	to	0.79%
December 31, 2014	815	$11.49686	to	$12.25614	$9,669	0.00%	1.30%	to	2.85%	7.22%	to	8.95%
December 31, 2013	1,150	$10.72225	to	$11.24906	$12,611	0.00%	1.30%	to	2.85%	-12.32%	to	-10.90%
December 31, 2012	1,737	$12.22859	to	$12.62575	$21,559	0.03%	1.30%	to	2.85%	2.83%	to	4.49%

	AST Quantitative Modeling Portfolio
December 31, 2016	1,960	$10.66032	to	$13.70085	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%
December 31, 2015	1,494	$10.11339	to	$12.95739	$17,788	0.00%	0.55%	to	2.40%	-2.20%	to	4.38%
December 31, 2014	471	$10.54716	to	$13.00950	$5,511	0.00%	0.55%	to	2.15%	4.26%	to	5.92%
December 31, 2013	36	$11.59795	to	$12.03673	$425	0.00%	1.30%	to	2.15%	17.54%	to	20.81%
December 31, 2012	7	$9.88459	to	$9.96370	$74	0.04%	1.30%	to	1.80%	11.15%	to	11.69%

	AST BlackRock Global Strategies Portfolio
December 31, 2016	11,986	$10.84833	to	$12.12852	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%
December 31, 2015	12,009	$10.40043	to	$11.40201	$129,616	0.00%	0.55%	to	2.55%	-5.41%	to	-3.53%
December 31, 2014	11,411	$10.99564	to	$11.81961	$129,184	0.00%	0.55%	to	2.55%	2.29%	to	4.32%
December 31, 2013	10,680	$10.68726	to	$11.33041	$117,339	0.00%	0.55%	to	2.70%	7.86%	to	10.24%
December 31, 2012	8,594	$9.95090	to	$10.27765	$86,714	0.46%	0.55%	to	2.45%	9.15%	to	11.28%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2016	9	$18.01456	to	$18.25306	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%
December 31, 2015	10	$16.28944	to	$16.46467	$163	0.40%	1.50%	to	1.75%	-4.52%	to	-4.28%
December 31, 2014	10	$17.06026	to	$17.20149	$179	0.30%	1.50%	to	1.75%	8.80%	to	9.07%
December 31, 2013	11	$15.68076	to	$15.77168	$175	0.40%	1.50%	to	1.75%	28.74%	to	29.06%
December 31, 2012	17	$12.18018	to	$12.22072	$210	0.54%	1.50%	to	1.75%	13.81%	to	14.09%

	AST Prudential Core Bond Portfolio
December 31, 2016	1,830	$10.11065	to	$11.32083	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
December 31, 2015	1,336	$9.83668	to	$10.92367	$14,106	0.00%	0.55%	to	2.70%	-2.96%	to	-0.82%
December 31, 2014	1,020	$10.12124	to	$11.01361	$10,901	0.00%	0.55%	to	2.70%	2.75%	to	5.48%
December 31, 2013	751	$9.68326	to	$10.37327	$7,694	0.00%	0.85%	to	2.50%	-4.70%	to	-3.14%
December 31, 2012	643	$10.50845	to	$10.70984	$6,835	0.17%	0.85%	to	2.50%	4.49%	to	6.20%
A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023 (Available January 3, 2012)
December 31, 2016	181	$9.88379	to	$10.50898	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%
December 31, 2015	97	$9.79799	to	$10.44565	$982	0.00%	1.30%	to	2.85%	-0.22%	to	1.39%
December 31, 2014	1,493	$9.81954	to	$10.30246	$14,973	0.00%	1.30%	to	2.85%	9.41%	to	11.17%
December 31, 2013	3,733	$8.97494	to	$9.26704	$34,013	0.00%	1.30%	to	2.85%	-12.76%	to	-11.35%
December 31, 2012	376	$10.28760	to	$10.45376	$3,908	0.00%	1.30%	to	2.85%	2.88%	to	4.54%

	AST New Discovery Asset Allocation Portfolio (Available April 30, 2012)
December 31, 2016	4,533	$11.72125	to	$13.10620	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%
December 31, 2015	4,408	$11.40064	to	$12.63270	$52,607	0.00%	0.55%	to	2.85%	-4.06%	to	-1.78%
December 31, 2014	4,050	$11.71380	to	$12.86226	$49,993	0.00%	0.55%	to	2.85%	2.14%	to	4.56%
December 31, 2013	3,288	$11.30516	to	$12.30125	$39,476	0.00%	0.55%	to	2.85%	14.35%	to	18.26%
December 31, 2012	2,285	$10.23818	to	$10.40185	$23,601	0.95%	0.55%	to	2.85%	2.41%	to	4.02%

	AST Western Asset Emerging Markets Debt Portfolio (Available August 20, 2012)
December 31, 2016	43	$9.38642	to	$10.92774	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	36	$8.65469	to	$9.95247	$326	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	25	$9.10774	to	$9.70400	$234	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	12	$9.16475	to	$9.42915	$111	0.00%	1.30%	to	1.95%	-9.33%	to	-8.03%
December 31, 2012	7	$10.38171	to	$10.39933	$68	0.00%	1.30%	to	1.75%	3.83%	to	4.00%

	AST MFS Large-Cap Value Portfolio (Available August 20, 2012)
December 31, 2016	926	$11.45474	to	$16.72215	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%
December 31, 2015	571	$10.18463	to	$14.82181	$8,033	0.00%	0.55%	to	2.85%	-3.55%	to	6.06%
December 31, 2014	126	$10.95451	to	$15.01238	$1,827	0.00%	0.55%	to	2.30%	7.68%	to	9.61%
December 31, 2013	101	$12.28936	to	$13.63955	$1,362	0.00%	0.85%	to	2.30%	25.05%	to	33.36%
December 31, 2012	4	$10.18909	to	$10.21028	$40	0.00%	1.30%	to	1.85%	1.91%	to	2.11%

	AST Bond Portfolio 2024 (Available January 2, 2013)
December 31, 2016	39	$9.68987	to	$10.16163	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%
December 31, 2015	71	$9.62765	to	$10.10096	$704	0.00%	1.30%	to	2.85%	-0.09%	to	1.52%
December 31, 2014	966	$9.63637	to	$9.94961	$9,468	0.00%	1.30%	to	2.85%	11.33%	to	13.12%
December 31, 2013	1,035	$8.65594	to	$8.79557	$9,045	0.00%	1.30%	to	2.85%	-13.44%	to	-12.04%

	AST AQR Emerging Markets Equity Portfolio (Available February 25, 2013)
December 31, 2016	66	$8.82309	to	$11.11804	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%
December 31, 2015	31	$7.93315	to	$8.26760	$251	0.00%	0.55%	to	1.90%	-17.13%	to	-15.99%
December 31, 2014	15	$9.57322	to	$9.85401	$150	0.00%	0.55%	to	1.90%	-4.97%	to	-2.14%
December 31, 2013	5	$10.07351	to	$10.14041	$53	0.00%	1.15%	to	1.90%	0.75%	to	1.41%

	AST ClearBridge Dividend Growth Portfolio (Available February 25, 2013)
December 31, 2016	1,026	$11.80128	to	$14.57703	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%
December 31, 2015	440	$10.36052	to	$12.75751	$5,391	0.00%	0.55%	to	2.70%	-6.18%	to	7.54%
December 31, 2014	411	$11.05572	to	$13.30316	$5,342	0.00%	0.55%	to	2.70%	9.84%	to	12.98%
December 31, 2013	163	$11.55659	to	$11.74413	$1,895	0.00%	0.85%	to	2.70%	15.59%	to	17.45%

	AST QMA Emerging Markets Equity Portfolio (Available February 25, 2013)
December 31, 2016	42	$7.98066	to	$10.52430	$362	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	44	$7.52225	to	$9.72726	$346	0.00%	0.55%	to	1.70%	-18.26%	to	1.94%
December 31, 2014	16	$9.23266	to	$9.85996	$147	0.00%	0.55%	to	1.55%	-3.95%	to	-2.01%
December 31, 2013	1	$9.61277	to	$9.61912	$13	0.00%	1.45%	to	1.55%	-3.86%	to	-3.80%

	AST Multi-Sector Fixed Income Portfolio (Available February 25, 2013)
December 31, 2016	96,517	$10.54150	to	$10.87675	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	60,419	$9.86464	to	$10.09622	$596,025	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	34,124	$10.37423	to	$10.53178	$354,014	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	10,228	$9.51265	to	$9.57903	$97,295	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (Available April 29, 2013)
December 31, 2016	2,608	$10.70703	to	$11.49438	$28,899	0.00%	0.55%	to	2.45%	3.75%	to	5.76%
December 31, 2015	2,097	$10.32010	to	$10.86804	$22,171	0.00%	0.55%	to	2.45%	-2.18%	to	-0.28%
December 31, 2014	1,565	$10.55060	to	$10.89838	$16,755	0.00%	0.55%	to	2.45%	1.04%	to	3.01%
December 31, 2013	731	$10.44187	to	$10.55835	$7,677	0.00%	0.85%	to	2.45%	4.44%	to	5.59%

A106

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Defensive Asset Allocation Portfolio (Available April 29, 2013)
December 31, 2016	3,189	$9.82133	to	$10.42714	$32,429	0.00%	0.85%	to	2.45%	2.01%	to	3.68%
December 31, 2015	2,429	$9.62758	to	$10.05692	$23,950	0.00%	0.85%	to	2.45%	-2.55%	to	-0.95%
December 31, 2014	1,980	$9.87909	to	$10.15307	$19,831	0.00%	0.85%	to	2.45%	2.53%	to	4.21%
December 31, 2013	779	$9.63552	to	$9.74308	$7,550	0.00%	0.85%	to	2.45%	-3.63%	to	-2.56%

	AST AQR Large-Cap Portfolio (Available April 29, 2013)
December 31, 2016	64	$11.31680	to	$14.69891	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%
December 31, 2015	27	$10.31617	to	$13.35121	$355	0.00%	0.55%	to	1.90%	-0.21%	to	7.26%
December 31, 2014	35	$11.15982	to	$13.19717	$456	0.00%	0.55%	to	1.85%	11.08%	to	12.55%
December 31, 2013	74	$11.65345	to	$11.70178	$857	0.00%	0.85%	to	1.45%	16.55%	to	17.03%

	AST QMA Large-Cap Portfolio (Available April 29, 2013)
December 31, 2016	48	$11.49108	to	$15.01238	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%
December 31, 2015	24	$10.44196	to	$13.61715	$311	0.00%	0.55%	to	1.90%	-0.39%	to	8.62%
December 31, 2014	13	$11.16782	to	$13.48446	$170	0.00%	0.55%	to	1.50%	11.23%	to	14.61%
December 31, 2013	0(1)	$11.69306	to	$11.69306	$3	0.00%	1.45%	to	1.45%	16.94%	to	16.94%

	AST Bond Portfolio 2025 (Available January 2, 2014)
December 31, 2016	44	$11.03158	to	$11.57319	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%
December 31, 2015	2,806	$11.08056	to	$11.44066	$31,560	0.00%	1.30%	to	2.85%	-0.91%	to	0.69%
December 31, 2014	288	$11.19944	to	$11.36236	$3,246	0.00%	1.30%	to	2.70%	11.99%	to	13.62%

	AST T. Rowe Price Growth Opportunities Portfolio (Available February 10, 2014)
December 31, 2016	5,808	$10.78774	to	$11.23906	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	3,680	$10.43320	to	$10.71721	$38,695	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	1,715	$10.48352	to	$10.61730	$18,044	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (Available April 28, 2014)
December 31, 2016	310	$10.53192	to	$10.62083	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%
December 31, 2015	276	$10.04789	to	$10.12253	$2,782	0.00%	0.55%	to	0.83%	-1.79%	to	4.89%
December 31, 2014	82	$10.23141	to	$10.25115	$837	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (Available April 28, 2014)
December 31, 2016	503	$10.71027	to	$11.16471	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	430	$10.06579	to	$10.28399	$4,400	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	159	$10.34076	to	$10.36085	$1,649	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (Available April 28, 2014)
December 31, 2016	761	$10.61061	to	$11.21314	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	540	$9.95940	to	$10.49212	$5,627	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	104	$10.52974	to	$10.55012	$1,101	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (Available April 28, 2014)
December 31, 2016	576	$10.03318	to	$10.47246	$5,863	0.00%	0.55%	to	0.86%	5.96%	to	6.29%
December 31, 2015	494	$9.46604	to	$9.87073	$4,724	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	100	$9.95303	to	$9.97233	$995	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (Available April 28, 2014)
December 31, 2016	284	$9.41612	to	$10.11179	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	183	$9.26287	to	$9.95233	$1,707	0.00%	0.55%	to	0.73%	-4.35%	to	0.93%
December 31, 2014	44	$9.68459	to	$9.69330	$430	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (Available April 28, 2014)
December 31, 2016	213	$10.46987	to	$10.55279	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%
December 31, 2015	135	$10.04261	to	$10.08586	$1,362	0.00%	0.55%	to	0.73%	-2.12%	to	4.46%
December 31, 2014	27	$10.28185	to	$10.29105	$274	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (Available April 28, 2014)
December 31, 2016	444	$10.03321	to	$10.11788	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%
December 31, 2015	264	$9.77179	to	$9.84441	$2,594	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	123	$10.01270	to	$10.03217	$1,230	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

A107

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FQ Absolute Return Currency Portfolio (Available April 28, 2014)
December 31, 2016	43	$10.38820	to	$11.51129	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%
December 31, 2015	17	$9.08497	to	$10.06741	$155	0.00%	0.55%	to	0.86%	-6.38%	to	-3.25%
December 31, 2014	4	$9.70452	to	$9.71324	$40	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (Available April 28, 2014)
December 31, 2016	106	$9.94630	to	$10.00966	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%
December 31, 2015	54	$9.26283	to	$9.28317	$505	0.00%	0.55%	to	0.68%	-10.95%	to	-10.83%
December 31, 2014	7	$10.40129	to	$10.41061	$68	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST Goldman Sachs Strategic Income Portfolio (Available April 28, 2014)
December 31, 2016	64	$9.47476	to	$9.89071	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%
December 31, 2015	20	$9.44066	to	$9.85997	$185	0.00%	0.55%	to	0.73%	-2.92%	to	-0.98%
December 31, 2014	9	$9.72436	to	$9.73320	$91	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (Available November 24, 2014)
December 31, 2016	1,809	$10.31324	to	$10.62586	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	789	$9.65663	to	$9.77688	$7,654	0.00%	0.85%	to	1.95%	-2.84%	to	-1.75%
December 31, 2014	5	$9.94406	to	$9.94406	$49	0.00%	1.45%	to	1.45%	-0.55%	to	-0.55%

	AST Bond Portfolio 2026 (Available January 2, 2015)
December 31, 2016	2,384	$9.75037	to	$10.06694	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%
December 31, 2015	382	$9.83155	to	$9.99012	$3,786	0.00%	1.30%	to	2.85%	-1.68%	to	-0.10%

	AST AB Global Bond Portfolio (Available July 13, 2015)
December 31, 2016	120	$10.34175	to	$10.51420	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%
December 31, 2015	30	$9.91954	to	$10.05358	$298	0.00%	0.55%	to	0.86%	-0.90%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (Available July 13, 2015)
December 31, 2016	21	$10.24467	to	$10.40509	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%
December 31, 2015	4	$10.11344	to	$10.11344	$40	0.00%	0.55%	to	0.55%	1.14%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (Available July 13, 2015)
December 31, 2016	16	$9.10792	to	$9.19373	$148	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	3	$9.43510	to	$9.43510	$26	0.00%	0.55%	to	0.55%	-5.64%	to	-5.64%

	AST Wellington Management Global Bond Portfolio (Available July 13, 2015)
December 31, 2016	32	$10.12670	to	$10.31575	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%
December 31, 2015	19	$10.09710	to	$10.10343	$194	0.00%	0.55%	to	0.68%	0.98%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (Available July 13, 2015)
December 31, 2016	70	$9.79109	to	$10.09492	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	16	$9.53894	to	$9.83983	$157	0.00%	0.55%	to	0.73%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (Available July 13, 2015)
December 31, 2016	28	$8.98901	to	$9.31607	$257	0.00%	0.55%	to	0.86%	-4.44%	to	-4.14%
December 31, 2015	7	$9.38940	to	$9.39520	$66	0.00%	0.55%	to	0.68%	-6.10%	to	-6.04%

	AST QMA International Core Equity Portfolio (Available July 13, 2015)
December 31, 2016	29	$9.29259	to	$9.93980	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%
December 31, 2015	6	$9.30695	to	$9.30695	$57	0.00%	0.55%	to	0.55%	-7.60%	to	-7.60%

	AST Managed Alternatives Portfolio (Available July 13, 2015)
December 31, 2016	107	$9.67218	to	$9.81074	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	57	$9.64856	to	$9.79147	$555	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (Available July 13, 2015)
December 31, 2016	40	$9.98836	to	$10.28925	$400	0.00%	0.55%	to	0.73%	2.74%	to	2.93%
December 31, 2015	12	$9.70442	to	$10.01474	$116	0.00%	0.55%	to	0.73%	-2.95%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (Available July 13, 2015)
December 31, 2016	83	$10.46420	to	$10.74472	$868	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	39	$9.61469	to	$9.87115	$383	0.00%	0.55%	to	0.73%	-3.85%	to	0.79%

	AST IVY Asset Strategy Portfolio (Available July 13, 2015) (Expired June 24, 2016)
December 31, 2016	—	$8.97960	to	$9.87122	$—	0.00%	0.55%	to	0.86%	-1.74%	to	-1.59%
December 31, 2015	50	$9.13025	to	$10.03927	$462	0.00%	0.55%	to	0.86%	-8.69%	to	3.12%

A108

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Blackrock Global Allocation V.I. Fund (Class 3) (Available August 24, 2015)
December 31, 2016	308	$10.24971	to	$10.29328	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%
December 31, 2015	143	$9.95939	to	$9.97066	$1,424	1.44%	0.55%	to	0.86%	1.58%	to	1.70%

	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (Available August 24, 2015)
December 31, 2016	106	$10.50627	to	$10.55093	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%
December 31, 2015	54	$9.98314	to	$9.98970	$534	5.36%	0.55%	to	0.73%	2.00%	to	2.07%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2016	2,001	$9.77407	to	$9.93125	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2016	46	$9.72665	to	$9.74026	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their subaccounts. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2016 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.

(2)	Amount is less than 0.01%.

Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.	Mortality Risk and Expense Risk Charges

The mortality risk and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

A109

Note 7:	Financial Highlights (Continued)

The following are the combined mortality risk, expense risk, and administration charges of the respective Contracts.

Asset-Based Charge Level	Description of When Applicable
0.55%	Premier Investment Variable Annuity B Series - No Optional Benefits
0.55%	Premier Retirement Advisor – No Optional Benefits
0.68%	Premier Investment Variable Annuity C Series – No Optional Benefits
0.70%	Premier Investment Variable Annuity B Series with Return of Premium Death Benefit (0.73% for Contracts issued on or after 8/24/2015)
0.83%	Premier Investment Variable Annuity C Series with Return of Premium Death Benefit (0.86% for Contracts issued on or after 8/24/2015)
0.85%	Premier Retirement Variable Annuity - No Optional Benefits
0.95%	Premier Bb Series – No Optional Benefits
Premier Retirement Advisor – With HAV
1.10%	Prudential Defined Income – No Optional Benefits
1.15%	Premier B Series – No Optional Benefits
Premier Retirement Advisor – With HD GRO II OR GRO Plus II
1.20%	Premier Bb Series with HAV
1.30%	Premier Bb Series - with HD GRO
Premier Retirement B – No Optional Benefits (Prior to 2/25/2013)
1.35%	Discovery Choice Basic – No Optional Benefits
Premier Bb Series – with HAV
1.40%	No Optional Benefits
Discovery Select Variable Annuity
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced – Non Bonus Version
Strategic Partners Annuity One Enhanced III – Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced – Non Bonus Version
Strategic Partners Plus Enhanced III – Non Bonus Version
Strategic Partners Advisor
Premier B Series with HAV (Prior to 5/1/2009)
1.45%	Premier Bb with GMIB
Premier Retirement B Share – No Optional Benefits (2/25/2013 or later)
Premier Retirement C – No Optional Benefits, after 9th anniversary (“Cliff” year)
Premier Retirement L – No Optional Benefits, after 9th anniversary (“Cliff” year)
1.50%	No Optional Benefits
Strategic Partners Annuity One Enhanced – Bonus Version
Strategic Partners Annuity One Enhanced III – Bonus Version
Strategic Partners Plus Enhanced – Bonus Version
Strategic Partners Plus Enhanced III – Bonus Version
Premier L Series
Premier B Series with HD GRO
1.52%	Strategic Partners Select GMDB with Step Up and Roll Up
1.55%	Premier X Series – No Optional Benefits
Premier B Series with HAV (5/1/2009 or later)
Premier Bb Series with LT5 or HD5
Premier Bb Series with HD GRO
Premier Bb Series with HD GRO and HAV
Premier Retirement Advisor – With HAV and HD GRO II OR HAV and GRO Plus II
1.60%	No Optional Benefits
Strategic Partners FlexElite
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One

A110

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
Strategic Partners Annuity One Enhanced – Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced – Non Bonus Version
1.65%	Discovery Choice Enhanced – No Optional Benefit
GMDB Annual Step Up
Strategic Partners Annuity One Enhanced III – Non Bonus Version
Strategic Partners Plus Enhanced III – Non Bonus Version
Strategic Partners Advisor with GMDB with Step Up and Roll Up
1.70%	GMDB Annual Step Up
Strategic Partners Annuity One Enhanced – Bonus Version
Strategic Partners Plus Enhanced – Bonus Version
GMDB with-Greater of Roll Up and Step Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced – Non Bonus Version
Strategic Partners Plus Enhanced – Non Bonus Version
GMDB with Step Up and Roll Up
Strategic Partners Plus
Strategic Partners Plus Enhanced – Non Bonus Version
Premier Bb Series with SLT5 and GMIB and HAV
Premier Retirement B – With HAV (2/25/2013 or later)
Premier Retirement L – No Optional Benefits (Prior to 2/25/2013)
1.75%	Premier B Series with LT5 or HD5 or HD GRO
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III – Bonus Version
Strategic Partners Plus Enhanced III – Bonus Version
Premier B Series with HD GRO and HAV Premier L Series with HAV (Prior to 5/1/2009)
Premier Retirement C – No Optional Benefits (Prior to 2/25/2013)
1.80%	Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
Strategic Partners Plus Enhanced – Bonus Version with GMDB with Step Up and Roll Up
Strategic Partners Annuity One Enhanced – Bonus Version with GMDB with Greater of Roll Up and Step Up
Premier X Series with HAV (Prior to 5/1/2009)
Premier Bb Series with LT5 or HD5 and HAV
Premier Bb Series with HD GRO and HAV
1.85%	Premier L Series with HD GRO (Prior to 5/1/2009)
Premier Retirement X – No Optional Benefits (Prior to 2/25/2013)
1.90%	Premier B Series with SLT5
Premier L Series with HAV
Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
Premier X Series with HD GRO (Prior to 5/1/2009)
Premier Retirement B – With HD GRO II OR GRO Plus II (Prior to 2/25/2013)
Premier Retirement L – No Optional Benefits (2/25/2013 or later)
Prudential Defined Income – With Defined Income Benefit
1.95%	Premier X Series with HAV
Premier Bb Series with HD GRO and HAV
Premier Retirement C Share – No Optional Benefits (2/25/2013 or later)
2.00%	With LT5 or HD5
Strategic Partners Annuity One Enhanced – Non Bonus Version
Strategic Partners Annuity One Enhanced III – Non Bonus Version
Strategic Partners Plus Enhanced – Non Bonus Version
Strategic Partners Plus Enhanced III – Non Bonus Version
Strategic Partners Advisor
Premier B Series with HD5 and HAV

A111

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
Premier B Series with HD GRO and HAV
2.10%	With LT5 or HD5
Strategic Partners Annuity One Enhanced – Bonus Version
Strategic Partners Annuity One Enhanced III – Bonus Version
Strategic Partners Plus Enhanced – Bonus Version
Strategic Partners Plus Enhanced III – Bonus Version
Premier L Series
Premier L Series with HD GRO (5/1/2009 or later)
Premier L Series with HD GRO and HAV (Before 5/1/2009), Premier Retirement L – With HAV
2.15%	With SLT5
Strategic Partners Annuity One Enhanced III – Non Bonus Version
Strategic Partners Plus Enhanced III – Non Bonus Version
Premier B Series with HD GRO and HAV Premier X Series with LT5 or HD5
Premier X Series with HD GRO
Premier X Series with HD GRO and HAV (Before 5/1/2009), Premier Retirement C – With HAV
2.20%	With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced – Non Bonus Version
Strategic Partners Plus Enhanced – Non Bonus Version
2.25%	With SLT5
Premier L Series
Strategic Partners Annuity One Enhanced III – Bonus Version
Strategic Partners Plus Enhanced III – Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III – Non Bonus Version
Strategic Partners Plus Enhanced III – Non Bonus Version
Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
Premier Retirement X – With HAV
2.30%	Premier X Series with SLT5
Strategic Partners Plus Enhanced – Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One Enhanced – Non Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced – Bonus Version
Strategic Partners Plus Enhanced – Bonus Version
Premier Retirement B – With HAV and HD GRO II OR HAV and GRO Plus II
Premier Retirement L – With HD GRO II OR GRO Plus II
2.35%	With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III – Bonus Version
Strategic Partners Plus Enhanced III – Bonus Version
Premier L Series with HD GRO or HD5 or LT5, and HAV (Before 5/1/2009)
Premier Retirement C – With HD GRO II OR GRO Plus II
2.40%	With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One Enhanced – Bonus Version
With LT5 or HD5 and GMDB with Step Up and Roll Up
Strategic Partners Plus Enhanced – Bonus Version Premier X Series with LT5
Premier X Series with HD GRO or HD5 or LT5, and HAV (Before 5/1/2009)
2.45%	Premier Retirement X – With HD GRO II OR GRO Plus II
2.50%	Premier L Series with HD GRO and HAV
2.55%	Premier X Series with HD GRO and HAV
2.70%	Premier Retirement L – With HAV and HD GRO II OR HAV and GRO Plus II
2.75%	Premier Retirement C – With HAV and HD GRO II OR HAV and GRO Plus II

A112

Note 7:	Financial Highlights (Continued)

Asset-Based Charge Level	Description of When Applicable
2.85%	Premier Retirement X – With HAV and HD GRO II OR HAV and GRO Plus II

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments—represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments—represent periodic payments distributed under the terms of the Contract.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

A113

Note 8:	Other (Continued)

Other charges—are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

Note 9:	Subsequent Event

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio
January 3, 2017	AST Bond Portfolio 2016

A114

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account
and the Board of Directors of
Pruco Life Insurance Company of New Jersey

In our opinion, for each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

Prudential Government Money Market Portfolio (formerly Prudential Money Market Portfolio) (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Value Equity Portfolio (formerly AST Herndon Large-Cap Value Portfolio) (1)
Prudential Value Portfolio (Class I) (1)	AST High Yield Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Small-Cap Growth Opportunities Portfolio (1)
Prudential Stock Index Portfolio (1)	AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST Mid-Cap Value Portfolio) (1)
Prudential Global Portfolio (1)	AST Small-Cap Value Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Goldman Sachs Mid-Cap Growth Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio) (1)
T. Rowe Price International Stock Portfolio (1)	AST Lord Abbett Core Fixed Income Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (formerly T. Rowe Price Equity Income Portfolio (Investor Class) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST MFS Growth Portfolio (1)
Janus Aspen Janus Portfolio (Institutional Shares) (1)	AST Neuberger Berman / LSV Mid-Cap Value Portfolio (1)
Janus Aspen Overseas Portfolio (Institutional Shares) (1)	AST BlackRock Low Duration Bond Portfolio (1)
MFS Research Series (Initial Class) (1)	AST QMA US Equity Alpha Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST T. Rowe Price Natural Resources Portfolio (1)
American Century VP Value Fund (Class I) (1)	AST T. Rowe Price Asset Allocation Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST MFS Global Equity Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST J.P. Morgan International Equity Portfolio (1)
Davis Value Portfolio (1)	AST Templeton Global Bond Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Wellington Management Hedged Equity Portfolio (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Capital Growth Asset Allocation Portfolio (1)
Janus Aspen Janus Portfolio (Service Shares) (1)	AST Academic Strategies Asset Allocation Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST Balanced Asset Allocation Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Preservation Asset Allocation Portfolio (1)
AST FI Pyramis Quantitative Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Prudential Growth Allocation Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST Bond Portfolio 2023 (1)

A115

AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST Government Money Market Portfolio (formerly AST Money Market Portfolio) (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Bond Portfolio 2024 (1)
AST International Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST International Growth Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
NVIT Developing Markets Fund (formerly NVIT Markets Fund (Class II)) (9)	AST QMA Emerging Markets Equity Portfolio (1)
AST Investment Grade Bond Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Western Asset Core Plus Bond Portfolio(1)	AST BlackRock iShares ETF Portfolio (1)
AST Bond Portfolio 2018 (1)	AST Defensive Asset Allocation Portfolio (1)
AST Bond Portfolio 2019 (1)	AST AQR Large-Cap Portfolio (1)
AST Global Real Estate Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2025 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Schroders Global Tactical Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST RCM World Trends Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
ProFund VP Consumer Services (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
ProFund VP Consumer Goods Portfolio (1)	AST Managed Equity Portfolio (1)
ProFund VP Financials (1)	AST Managed Fixed Income Portfolio (1)
ProFund VP Health Care (1)	AST FQ Absolute Return Currency Portfolio (1)
ProFund VP Industrials (1)	AST Jennison Global Infrastructure Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST Goldman Sachs Strategic Income Portfolio (1)
ProFund VP Mid-Cap Value (1)	AST Legg Mason Diversified Growth Portfolio (1)
ProFund VP Real Estate (1)	AST Bond Portfolio 2026 (2)
ProFund VP Small-Cap Growth (1)	AST AB Global Bond Portfolio (3)
ProFund VP Small-Cap Value (1)	AST Goldman Sachs Global Income Portfolio (3)
ProFund VP Telecommunications (1)	AST Morgan Stanley Multi-Asset Portfolio (3)
ProFund VP Utilities (1)	AST Wellington Management Global Bond Portfolio (3)
ProFund VP Large-Cap Growth (1)	AST Neuberger Berman Long/Short Portfolio (3)
ProFund VP Large-Cap Value (1)	AST Wellington Management Real Total Return Portfolio (3)
AST Bond Portfolio 2020 (1)	AST QMA International Core Equity Portfolio (3)
AST Boston Partners Large-Cap Value Portfolio (1)	AST Managed Alternatives Portfolio (3)
AST Jennison Large-Cap Growth Portfolio (1)	AST Emerging Managers Diversified Portfolio (3)
AST Bond Portfolio 2017 (1)	AST Columbia Adaptive Risk Allocation Portfolio (3)
AST Bond Portfolio 2021 (1)	AST IVY Asset Strategy Portfolio (4)
Wells Fargo VT International Equity Portfolio (Class 1) (1)	Blackrock Global Allocation V.I. Fund (Class 3) (5)
Wells Fargo VT Omega Growth Portfolio (Class 1) (1)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (5)
Wells Fargo VT Small Cap Value Portfolio (8)	AST Bond Portfolio 2016 (1)
AST Bond Portfolio 2022 (1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1) (1)
AST Quantitative Modeling Portfolio (1)	AST Bond Portfolio 2027 (6)
AST BlackRock Global Strategies Portfolio (1)	NVIT Emerging Markets Fund (Class D) (7)
AST Goldman Sachs Large-Cap Value Portfolio (1)
(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015

(2) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period January 2, 2015 (commencement of operations) through December 31, 2015

(3) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period July 13, 2015 (commencement of operations) through December 31, 2015

A116

(4) Statement of net assets as of June 24, 2016 (date of expiration), statement of operations for the period January 1, 2016 through June 24, 2016, and statements of changes in net assets for the period January 1, 2016 through June 24, 2016 and the period July 13, 2015 (commencement of operations) through December 31, 2015

(5) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period August 24, 2015 (commencement of operations) through December 31, 2015

(6) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period January 4, 2016 (commencement of operations) through December 31, 2016
(7) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period August 5, 2016 (commencement of operations) through December 31, 2016
(8) Statement of net assets as of April 29, 2016 (date of expiration), statement of operations for the period January 1, 2016 through April 29, 2016, and statements of changes in net assets for the period January 1, 2016 through April 29, 2016 and the year ended December 31, 2015

(9) Statement of net assets as of August 5, 2016 (date of expiration), statement of operations for the period January 1, 2016 through August 5, 2016, and statements of changes in net assets for the period January 1, 2016 through August 5, 2016 and the year ended December 31, 2015

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2017

A117

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Management’s Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2016, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.

March 23, 2017

Pruco Life Insurance Company of New Jersey
Consolidated Statements of Financial Position
As of December 31, 2016 and December 31, 2015 (in thousands, except share amounts)

	December 31, 2016	December 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2016-$1,132,155; 2015–$1,087,582)	$1,145,485	$1,105,195
Equity securities, available-for-sale, at fair value (cost: 2016–$1,150; 2015–$18,275)	1,171	17,084
Trading account assets, at fair value	12,793	15,491
Policy loans	187,242	185,508
Short-term investments	11,007	715
Commercial mortgage and other loans	160,939	248,209
Other long-term investments	57,051	60,454
Total investments	1,575,688	1,632,656
Cash and cash equivalents	56,984	160,737
Deferred policy acquisition costs	135,759	468,743
Accrued investment income	15,829	16,644
Reinsurance recoverables	2,252,049	1,634,696
Receivables from parent and affiliates	33,457	35,689
Deferred sales inducements	0	63,043
Income taxes receivable	3,991	2,631
Other assets	27,151	6,413
Separate account assets	12,747,496	11,613,148
TOTAL ASSETS	$16,848,404	$15,634,400
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$1,942,064	$1,680,586
Future policy benefits	1,547,820	1,450,110
Cash collateral for loaned securities	15,054	3,030
Short-term debt to affiliates	0	24,000
Long-term debt to affiliates	0	92,000
Payables to parent and affiliates	8,603	8,441
Other liabilities	80,610	96,476
Separate account liabilities	12,747,496	11,613,148
TOTAL LIABILITIES	$16,341,647	$14,967,791
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($5 par value; 400,000 shares authorized, issued and outstanding)	2,000	2,000
Additional paid-in capital	209,786	208,314
Retained earnings	282,810	444,514
Accumulated other comprehensive income	12,161	11,781
TOTAL EQUITY	506,757	666,609
TOTAL LIABILITIES AND EQUITY	$16,848,404	$15,634,400
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
REVENUES
Premiums	$(34,675)	$14,991	$14,323
Policy charges and fee income	66,546	197,535	181,086
Net investment income	72,025	68,891	67,872
Asset administration fees	14,358	38,370	38,264
Other income	2,404	2,495	2,558
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	0	(1,093)	(103)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	32	79
Other realized investment gains (losses), net	88,428	6,814	(73,246)
Total realized investment gains (losses), net	88,428	5,753	(73,270)
TOTAL REVENUES	209,086	328,035	230,833
BENEFITS AND EXPENSES
Policyholders’ benefits	1,985	27,399	26,605
Interest credited to policyholders’ account balances	43,928	50,047	45,830
Amortization of deferred policy acquisition costs	47,227	59,327	37,692
General, administrative and other expenses	22,511	101,835	102,665
TOTAL BENEFITS AND EXPENSES	115,651	238,608	212,792
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	93,435	89,427	18,041
Total income tax expense (benefit)	14,235	13,363	(10,224)
NET INCOME (LOSS)	$79,200	$76,064	$28,265
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1)	(86)	(125)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	(1,738)	(31,993)	30,963
Reclassification adjustment for (gains) losses included in net income	2,324	(1,702)	(5,242)
Net unrealized investment gains (losses)	586	(33,695)	25,721
Other comprehensive income (loss), before tax	585	(33,781)	25,596
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	0	(30)	(44)
Net unrealized investment gains (losses)	205	(11,793)	9,002
Total	205	(11,823)	8,958
Other comprehensive income (loss), net of tax	380	(21,958)	16,638
COMPREHENSIVE INCOME (LOSS)	$79,580	$54,106	$44,903

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Stockholder’s Equity
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2013	2,000	211,147	420,185	17,101	650,433
Contributed capital		0
Dividend to parent			(80,000)		(80,000)
Contributed/(distributed) capital- parent/child asset transfers		(329)			(329)
Comprehensive income (loss):
Net income (loss)			28,265		28,265
Other comprehensive income (loss), net of tax				16,638	16,638
Total comprehensive income (loss)					44,903
Balance, December 31, 2014	2,000	210,818	368,450	33,739	615,007
Contributed capital		0
Dividend to parent			0
Contributed/(distributed) capital- parent/child asset transfers		(2,504)			(2,504)
Comprehensive income (loss):
Net income (loss)			76,064		76,064
Other comprehensive income (loss), net of tax				(21,958)	(21,958)
Total comprehensive income (loss)					54,106
Balance, December 31, 2015	2,000	208,314	444,514	11,781	666,609
Contributed capital		1,300			1,300
Dividend to parent			(240,904)		(240,904)
Contributed/(distributed) capital- parent/child asset transfers		172			172
Comprehensive income (loss):
Net income (loss)			79,200		79,200
Other comprehensive income (loss), net of tax				380	380
Total comprehensive income (loss)					79,580
Balance, December 31, 2016	2,000	209,786	282,810	12,161	506,757

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Cash Flows
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$79,200	$76,064	$28,265
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	29,552	8,047	6,016
Interest credited to policyholders’ account balances	43,928	50,047	45,830
Realized investment (gains) losses, net	(88,428)	(5,753)	73,270
Amortization and other non-cash items	(15,720)	(13,050)	(12,397)
Change in:
Future policy benefits	183,130	157,138	152,600
Reinsurance recoverables	(176,279)	(153,690)	(121,292)
Accrued investment income	815	(1,876)	257
Net payables to/receivables from parent and affiliates	(216)	4,807	(2,502)
Deferred policy acquisition costs	17,274	(698)	(22,515)
Income taxes	(1,658)	(1,132)	(20,576)
Derivatives, net	(2,216)	1,049	1,530
Other, net	(5,433)	16,728	(9,107)
Cash flows from (used in) operating activities	63,949	137,681	119,379
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	311,143	124,482	151,419
Short-term investments	25,130	99,898	47,153
Policy loans	22,090	23,785	27,422
Ceded policy loans	(1,437)	(1,799)	(3,453)
Commercial mortgage and other loans	42,051	37,099	21,258
Other long-term investments	2,165	3,310	210
Equity securities, available-for-sale	11,139	2,122	7,808
Trading account assets	527	0	0
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(596,327)	(301,629)	(168,537)
Short-term investments	(35,419)	(83,642)	(57,434)
Policy loans	(17,496)	(21,128)	(22,786)
Ceded policy loans	3,114	2,981	2,166
Commercial mortgage and other loans	(14,247)	(2,096)	(10,989)
Other long-term investments	(1,102)	(1,411)	(2,479)
Equity securities, available-for-sale	(2,000)	(12,032)	(15,551)
Trading account assets	0	(5,999)	(10,000)
Notes receivable from parent and affiliates, net	2,318	3,432	(3,060)
Derivatives, net	3,895	(293)	(306)
Other, net	0	(55)	233
Cash flows from (used in) investing activities	(244,456)	(132,975)	(36,926)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	437,936	383,590	271,937
Ceded policyholders’ account deposits	(278,102)	(146,920)	(93,043)
Policyholders’ account withdrawals	(206,474)	(178,765)	(130,985)
Ceded policyholders’ account withdrawals	95,896	4,972	6,991
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	12,024	(1,425)	374
Dividend to parent	0	0	(80,000)
Contributed capital	15,515	0	0
Contributed (distributed) capital - parent/child asset transfers	267	(3,852)	(506)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	45,000	28,000
Repayments of debt (maturities longer than 90 days)	0	(50,000)	(24,000)
Drafts outstanding	(308)	2,512	(943)
Cash flows from (used in) financing activities	76,754	55,112	(22,175)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(103,753)	59,818	60,278
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	160,737	100,919	40,641
CASH AND CASH EQUIVALENTS, END OF YEAR	$56,984	$160,737	$100,919
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$15,844	$14,494	$10,352
Interest paid	$1,128	$3,123	$2,810

See Notes to Consolidated Financial Statements

Significant Non-Cash Transactions

Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.

PLNJ has one subsidiary, formed in 2009 for the purpose of holding certain commercial loans and other investments. PLNJ and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Pruco Life. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business. The product risks related to the reinsured business are being managed in Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within Prudential Insurance. These series of transactions are collectively referred to as the "Variable Annuities Recapture."

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only

Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$1,809	$350	$(703)	$1,456
Cash and cash equivalents	49	1	54	104
Deferred policy acquisition costs	426	0	(315)	111
Reinsurance recoverables	1,790	(488)	909	2,211
Deferred sales inducements	51	0	(51)	0
Other assets	8	0	23	31
Income taxes	17	28	0	45
TOTAL ASSETS	16,086	(109)	(83)	15,894
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$0	$0	$55	$55
Short-term and long-term debt to affiliates(2)	116	0	(116)	0
Other liabilities	77	0	0	77
TOTAL LIABILITIES	15,443	0	(61)	15,382
EQUITY
Retained earnings(3)	401	(109)	(28)	264
Accumulated other comprehensive income	31	0	6	37
TOTAL EQUITY	644	(109)	(22)	513
TOTAL LIABILITIES AND EQUITY	16,086	(109)	(83)	15,894

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $0.7 billion for asset transfers to Prudential Insurance related to the reinsurance transaction, partially offset by $0.4 billion of assets received related to the recapture transaction with Pruco Re.

(2)	The Company recognized ceding commissions of $0.4 billion, of which $0.1 billion was in the form of reassignment of debt to Prudential Insurance.

(3)	Retained earnings includes dividends of $0.3 billion to Pruco Life, and ultimately distributed to Prudential Financial as part of the Variable Annuities Recapture.

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(48)	$(48)
Realized investment gains (losses), net	(137)	268	131
TOTAL REVENUES	(137)	220	83
BENEFITS AND EXPENSES
Policyholders' benefits	0	(26)	(26)
General, administrative and other expenses	0	(23)	(23)
TOTAL BENEFITS AND EXPENSES	0	(49)	(49)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(137)	269	132
Income tax expense (benefit)	(28)	55	27
NET INCOME (LOSS)	$(109)	$214	$105

As part of the Variable Annuities Recapture, the Company received invested assets of $0.4 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $0.5 billion. As a result, the Company recognized a loss of $0.1 billion immediately.

As part of the Variable Annuities Recapture, the Company transferred invested assets of $0.7 billion to Prudential Insurance and established reinsurance recoverables of $1 billion. In addition, the Company received ceding commissions of $0.4 billion from Prudential Insurance, of which $0.1 billion were in the form of reassignment of debt to Prudential Insurance. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $23 million, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $0.3 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

The Company also paid a dividend of $0.2 billion to Pruco Life, and ultimately distributed to Prudential Financial.

The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$350	$350	$0	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal matters.

Revision to Prior Period Consolidated Financial Statements

The Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows for the interim periods ended June 30, 2016 and September 30, 2016. Management assessed the materiality of the misstatements on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior interim periods. Accordingly, prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised, as presented below:

	(UNAUDITED)
	Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Reinsurance recoverables	$(34,967)	$(18,846)	$(53,813)
Other, net	14,184	(29,747)	(15,563)
Cash flows from (used in) operating activities	100,487	(48,593)	51,894
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	158,743	40,000	198,743
Cash flows from (used in) investing activities	(150,048)	40,000	(110,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	(80,111)	(41,310)	(121,421)
Ceded policyholders’ account withdrawals	2,085	35,688	37,773
Contributed capital	1,300	14,215	15,515
Cash flows from (used in) financing activities	63,493	8,593	72,086

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	(UNAUDITED)
	Nine Months Ended September 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Reinsurance recoverables	$(154,616)	$5,886	$(148,730)
Other, net	32,283	(50,831)	(18,548)
Cash flows from (used in) operating activities	72,828	(44,945)	27,883
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	179,826	40,000	219,826
Cash flows from (used in) investing activities	(280,078)	40,000	(240,078)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	(122,113)	(71,446)	(193,559)
Ceded policyholders’ account withdrawals	3,295	62,176	65,471
Contributed capital	1,300	14,215	15,515
Cash flows from (used in) financing activities	58,017	4,945	62,962

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments

The Company’s principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).

Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Equity securities, available-for-sale, at fair value is comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.

Commercial mortgage and other loans consists of commercial mortgage loans, agricultural property loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income”.

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment.

The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.

Deferred sales inducements

The Company offers various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 12.

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Notes to Consolidated Financial Statements—(Continued)

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities and real estate related investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”.

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company’s liability for future policy benefits includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Securities repurchase and resale agreements and securities loaned transactions

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms and large banks. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income”; however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Asset Administration Fees

The Company receives asset administration fee income on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net”.

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value”.

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Pruco Life through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net”.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.

Recent Accounting Pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.

The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

There have been no ASU adopted during the current year ended December 31, 2016.

ASU issued but not yet adopted as of the reporting date December 31, 2016

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments are explicitly scoped out of the standard.

January 1, 2018 using one of two retrospective application methods (early adoption permitted beginning January 1, 2017).
                                           The Company plans to adopt the standard on January 1, 2018 using the modified retrospective application.

Given that insurance contracts and financial instruments are explicitly scoped out of the standard, the Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method. The amendments are to be applied prospectively as they relate to equity investments without readily determinable fair value.
The Company’s equity investments, except for those accounted for using the equity method, will generally be carried on the Consolidated Statements of Financial Position at fair value with changes in fair value reported in current earnings. The Company is continuing to assess additional impacts of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

ASU 2016-02, Leases (Topic 842)
This ASU ensures that assets and liabilities from all outstanding lease contracts are recognized on the balance sheet (with limited exception). The ASU substantially changes a Lessee’s accounting for leases and requires the recording on balance sheet of a right-of-use asset and liability to make lease payments for most leases. A Lessee will continue to recognize expense in its income statement in a manner similar to the requirements under the current lease accounting standard. For Lessors, the standard modifies classification criteria and accounting for sales-type and direct financing leases and requires a Lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a Lessee and record a lease receivable and residual asset (receivable and residual approach). The standard also eliminates the real estate specific provisions of the current standard (i.e., sale-leaseback).
		January 1, 2019 using the modified retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method, however prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements

3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$18,206	$1,967	$0	$20,173	$0
Obligations of U.S. states and their political subdivisions	95,588	1,629	503	96,714	0
Foreign government bonds	28,339	20	990	27,369	0
Public utilities	144,767	5,820	1,389	149,198	0
All other U.S. public corporate securities	335,839	13,793	4,539	345,093	(45)
All other U.S. private corporate securities	167,986	2,482	2,335	168,133	0
All other foreign public corporate securities	41,424	1,086	1,393	41,117	0
All other foreign private corporate securities	121,772	1,380	4,622	118,530	0
Asset-backed securities(1)	36,576	752	12	37,316	(58)
Commercial mortgage-backed securities	130,528	1,901	2,885	129,544	0
Residential mortgage-backed securities(2)	11,130	1,168	0	12,298	(108)
Total fixed maturities, available-for-sale	$1,132,155	$31,998	$18,668	$1,145,485	$(211)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$1,150	$22	$1	$1,171
Total equity securities, available-for-sale	$1,150	$22	$1	$1,171

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $0.4 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$23,582	$3,010	$0	$26,592	$0
Obligations of U.S. states and their political subdivisions	127,734	4,048	409	131,373	0
Foreign government bonds	8,211	29	1,122	7,118	0
Public utilities	152,580	5,656	2,374	155,862	0
All other U.S. public corporate securities	291,835	13,145	5,306	299,674	(45)
All other U.S. private corporate securities	162,781	3,718	3,458	163,041	0
All other foreign public corporate securities	29,507	1,432	1,359	29,580	0
All other foreign private corporate securities	163,641	2,824	6,629	159,836	0
Asset-backed securities(1)	47,898	606	258	48,246	(79)
Commercial mortgage-backed securities	62,355	2,126	41	64,440	0
Residential mortgage-backed securities(2)	17,458	1,982	7	19,433	(177)
Total fixed maturities, available-for-sale	$1,087,582	$38,576	$20,963	$1,105,195	$(301)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$18,275	$28	$1,219	$17,084
Total equity securities, available-for-sale	$18,275	$28	$1,219	$17,084

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $0.5 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables show the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2016
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$35,521	$503	$0	$0	$35,521	$503
Foreign government bonds	23,492	659	1,690	331	25,182	990
Public utilities	43,675	1,361	170	28	43,845	1,389
All other U.S. public corporate securities	139,525	4,331	532	208	140,057	4,539
All other U.S. private corporate securities	74,436	1,644	9,315	691	83,751	2,335
All other foreign public corporate securities	16,231	746	3,791	647	20,022	1,393
All other foreign private corporate securities	44,295	2,791	12,254	1,831	56,549	4,622
Asset-backed securities	0	0	8,972	12	8,972	12
Commercial mortgage-backed securities	72,798	2,885	401	0	73,199	2,885
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$449,973	$14,920	$37,125	$3,748	$487,098	$18,668
Equity securities, available-for-sale	$0	$0	$25	$1	$25	$1

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$10,312	$409	$0	$0	$10,312	$409
Foreign government bonds	3,079	271	1,813	851	4,892	1,122
Public utilities	58,351	2,374	0	0	58,351	2,374
All other U.S. public corporate securities	76,154	4,478	7,342	828	83,496	5,306
All other U.S. private corporate securities	52,647	3,458	0	0	52,647	3,458
All other foreign public corporate securities	8,252	835	1,295	524	9,547	1,359
All other foreign private corporate securities	41,343	2,712	26,304	3,917	67,647	6,629
Asset-backed securities	18,052	141	10,672	117	28,724	258
Commercial mortgage-backed securities	12,059	35	398	6	12,457	41
Residential mortgage-backed securities	361	7	0	0	361	7
Total fixed maturities, available-for-sale	$280,610	$14,720	$47,824	$6,243	$328,434	$20,963
Equity securities, available-for-sale	$12,145	$931	$3,712	$288	$15,857	$1,219

The gross unrealized losses on fixed maturity securities at December 31, 2016 and 2015, were composed of $17.4 million and $16.8 million, respectively, related to high or highest quality securities based on the National Association of Insurance

Commissioners (“NAIC”) or equivalent rating, and $1.3 million and $4.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2016, the $3.7 million of gross unrealized losses of twelve months or more was concentrated in the finance, energy and technology sectors of the Company’s corporate securities. At December 31, 2015, the $6.2 million of gross unrealized losses of twelve months or more was concentrated in the consumer non-cyclical, capital goods and finance sectors of the Company’s corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at December 31, 2016 or 2015. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses were primarily attributable to interest rate increases. At December 31, 2016, the Company did not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

At both December 31, 2016 and 2015, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2016 or 2015.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2016, were as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$43,475	$43,676
Due after one year through five years	142,186	147,173
Due after five years through ten years	279,175	276,685
Due after ten years	489,085	498,793
Asset-backed securities	36,576	37,316
Commercial mortgage-backed securities	130,528	129,544
Residential mortgage-backed securities	11,130	12,298
Total fixed maturities, available-for-sale	$1,132,155	$1,145,485

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$189,999	$4,300	$49,137
Proceeds from maturities/repayments(1)	81,157	119,987	102,303
Gross investment gains from sales, prepayments and maturities	(235)	2,689	5,160
Gross investment losses from sales and maturities	(1,135)	0	(249)
Equity securities, available-for-sale:
Proceeds from sales	$11,139	$2,122	$7,808
Gross investment gains from sales	7	74	456
Gross investment losses from sales	(961)	0	0
Fixed maturity and equity security impairments:
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings(2)	$0	$(1,061)	$(25)
Writedowns for impairments on equity securities	0	0	0

(1)	Includes $0.0 million, $(0.2) million and $0.0 million of non-cash related proceeds for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in OCI. For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

	Year Ended December 31,
	2016	2015
	(in thousands)
Balance, beginning of period	$651	$663
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(53)	(46)
Additional credit loss impairments recognized in the current period on securities previously impaired	0	26
Increases due to the passage of time on previously recorded credit losses	25	21
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(9)	(13)
Assets transferred to parent and affiliates	(52)	0
Balance, end of period	$562	$651

Trading Account Assets

The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities	$7,446	$6,072	$10,000	$8,441
Equity securities	4,959	6,721	5,999	7,050
Total trading account assets	$12,405	$12,793	$15,999	$15,491

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $0.9 million, $(0.2) million and $(0.3) million during the years ended December 31, 2016, 2015 and 2014, respectively.

Commercial Mortgage and Other Loans
The Company’s commercial mortgage and other loans were comprised as follows, as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$55,754	34.6%	$79,481	33.1%
Retail	31,054	19.3	62,881	26.2
Industrial	18,707	11.6	25,059	10.4
Office	16,111	10.0	21,058	8.8
Other	22,016	13.7	17,803	7.4
Hospitality	10,525	6.5	23,176	9.6
Total commercial mortgage loans	154,167	95.7	229,458	95.5
Agricultural property loans	6,981	4.3	10,769	4.5
Total commercial mortgage and agricultural property loans by property type	161,148	100.0%	240,227	100.0%
Valuation allowance	(209)		(428)
Total net commercial mortgage and agricultural property loans by property type	160,939		239,799
Other loans:
Uncollateralized loans	0		8,410
Valuation allowance	0		0
Total net other loans	0		8,410
Total commercial mortgage and other loans	$160,939		$248,209

The commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in Illinois (19%), Texas (18%) and New York (10%)) and included loans secured by properties in Europe at December 31, 2016.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, was as follows:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for losses, beginning of the year	$425	$3	$0	$428
Addition to (release of) allowances for losses	(218)	(1)	0	(219)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$207	$2	$0	$209

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for losses, beginning of the year	$767	$4	$0	$771
Addition to (release of) allowances for losses	(342)	(1)	0	(343)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$425	$3	$0	$428

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	207	2	0	209
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$207	$2	$0	$209
Recorded Investment(1):
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	154,167	6,981	0	161,148
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$154,167	$6,981	$0	$161,148

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	425	3	0	428
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$425	$3	$0	$428
Recorded Investment(1):
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	229,458	10,769	8,410	248,637
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$229,458	$10,769	$8,410	$248,637

(1)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	Debt Service Coverage Ratio - December 31, 2016
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio
0%-59.99%	$103,315	$0	$0	$103,315
60%-69.99%	32,965	5,394	0	38,359
70%-79.99%	12,230	5,052	0	17,282
80% or greater	2,192	0	0	2,192
Total commercial mortgage and agricultural property loans	$150,702	$10,446	$0	$161,148

	Debt Service Coverage Ratio - December 31, 2015
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio
0%-59.99%	$158,983	$1,993	$0	$160,976
60%-69.99%	60,849	0	0	60,849
70%-79.99%	11,312	2,687	0	13,999
80% or greater	0	2,938	1,465	4,403
Total commercial mortgage and agricultural property loans	$231,144	$7,618	$1,465	$240,227

The following tables provide an aging of past due commercial mortgage and other loans as of the dates indicated, based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status as of the dates indicated:

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$154,167	$0	$0	$0	$154,167	$0
Agricultural property loans	6,981	0	0	0	6,981	0
Other loans	0	0	0	0	0	0
Total commercial mortgage and other loans	$161,148	$0	$0	$0	$161,148	$0

	December 31, 2015
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$229,458	$0	$0	$0	$229,458	$0
Agricultural property loans	10,769	0	0	0	10,769	0
Other loans	8,410	0	0	0	8,410	0
Total commercial mortgage and other loans	$248,637	$0	$0	$0	$248,637	$0

(1)	There were no loans accruing interest.

See Note 2 for further discussion regarding non-accrual status loans.

For the years ended December 31, 2016 and 2015, there were no commercial mortgage or other loans acquired, other than those through direct origination, nor were there any commercial mortgage or other loans sold. For the year ended December 31, 2016, the Company transferred $51 million of commercial mortgage and other loans to related parties. See Note 1 for additional information.

The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. See Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated:

	2016	2015
	(in thousands)
Company's investment in separate accounts	$2,324	$1,853
Joint ventures and limited partnerships:
Private equity	11,883	14,286
Hedge funds	25,836	24,747
Real estate-related	1,978	2,073
Total joint ventures and limited partnerships	39,697	41,106
Derivatives	15,030	17,495
Total other long-term investments	$57,051	$60,454

As of both December 31, 2016 and 2015, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth net investment income by asset class for the years ended December 31:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale	$47,671	$44,959	$44,073
Trading account assets	765	866	119
Commercial mortgage and other loans	8,325	13,528	13,686
Policy loans	10,482	10,335	10,127
Short-term investments and cash equivalents	606	218	79
Other long-term investments	7,698	2,632	3,103
Gross investment income	75,547	72,538	71,187
Less: investment expenses	(3,522)	(3,647)	(3,315)
Net investment income	$72,025	$68,891	$67,872

There were no non-income producing assets as of December 31, 2016. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2016.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2016	2015	2014
	(in thousands)
Fixed maturities	$(1,370)	$1,628	$4,786
Equity securities	(954)	74	456
Commercial mortgage and other loans	219	343	1,015
Short-term investments and cash equivalents	3	0	2
Joint ventures and limited partnerships	178	320	210
Derivatives(1)	90,352	3,388	(79,739)
Realized investment gains (losses), net	$88,428	$5,753	$(73,270)

(1)	Includes the offset of hedged items in qualifying effective hedge relationships prior to maturity or termination.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of December 31 for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$147	$211	$225
Fixed maturity securities, available-for-sale - all other	13,183	17,402	61,979
Equity securities, available-for-sale	21	(1,191)	4
Derivatives designated as cash flow hedges (1)	4,973	5,651	159
Other investments	489	933	1,221
Net unrealized gains (losses) on investments	$18,813	$23,006	$63,588

(1)	See Note 10 for more information on cash flow hedges.

Securities Lending and Repurchase Agreements

In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2016, the Company had $15.1 million of securities lending transactions recorded as "Cash collateral loaned for securities," comprised of $13.5 million in corporate securities and $1.6 million in foreign government bonds. The remaining contractual maturities of all securities lending transactions were overnight and continuous. As of December 31, 2016, the Company had no repurchase transactions. As of December 31, 2015, the Company had $3.0 million of securities lending transactions recorded as "Cash collateral loaned for securities," all of which were corporate securities. The remaining contractual maturities of all securities lending transactions were overnight and continuous. As of December 31, 2015, the Company had no repurchase transactions.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. As of December 31 for the years indicated in the table below, the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral as reported in the Consolidated Statements of Financial Position included:

	2016	2015
	(in thousands)
Collateral Pledged:
Fixed maturity securities, available-for-sale	$14,476	$2,905
Total securities pledged	$14,476	$2,905
Liabilities Supported by Pledged Collateral:
Cash collateral for loaned securities	$15,054	$3,030
Total liabilities supported by pledged collateral	$15,054	$3,030

In the normal course of business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. The fair value of this collateral was $49.1 million and $96.6 million at December 31, 2016 and 2015, respectively, none of which had either been sold or repledged.

As of both December 31, 2016 and 2015, there were $0.6 million of fixed maturities on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Balance, beginning of year	$468,743	$457,420	$439,315
Capitalization of commissions, sales and issue expenses	29,954	60,024	60,207
Amortization- Impact of assumption and experience unlocking and true-ups	17,216	6,125	23,034
Amortization- All other	(64,443)	(65,452)	(60,726)
Change in unrealized investment gains and losses	(1,140)	10,626	(4,410)
Other(1)	(314,571)	0	0
Balance, end of year	$135,759	$468,743	$457,420

(1)	Represents ceded DAC upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

5. POLICYHOLDERS’ LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 were as follows:

	2016	2015
	(in thousands)
Life insurance	$1,085,613	$974,108
Individual annuities and supplementary contracts	23,877	23,297
Other contract liabilities	438,330	452,705
Total future policy benefits	$1,547,820	$1,450,110

Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.

Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.

Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.

The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the above table. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.4% to 4.1%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances

Policyholders’ account balances at December 31 were as follows:

	2016	2015
	(in thousands)
Interest-sensitive life contracts	$1,464,312	$1,246,611
Individual annuities	285,570	258,299
Guaranteed interest accounts	27,995	30,164
Other	164,187	145,512
Total policyholders’ account balances	$1,942,064	$1,680,586

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive life contracts range from 0.9% to 4.3%. Interest crediting rates for individual annuities range from 0.4% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 3.5% for other.

6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2016 and 2015, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2016		December 31, 2015
	In the Event of Death	At Annuitization / Accumulation(1)(2)	In the Event of Death	At Annuitization / Accumulation(1)
	(in thousands)
Variable Annuity Contracts
Return of net deposits
Account value	$7,472,775	N/A	$6,770,691	N/A
Net amount at risk	$17,429	N/A	$37,256	N/A
Average attained age of contractholders	64 years	N/A	63 years	N/A
Minimum return or contract value
Account value	$1,955,672	$8,723,486	$1,935,482	$8,013,005
Net amount at risk	$36,275	$233,836	$83,010	$214,361
Average attained age of contractholders	66 years	64 years	66 years	64 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits as described herein

(2)	Excludes ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2016	December 31, 2015
	In the Event of Death
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees
Separate account value	$753,522	$692,364
General account value	$681,559	$552,888
Net amount at risk	$14,652,565	$12,072,957
Average attained age of contractholders	54 years	53 years

(1)
2016 amounts exclude ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Equity funds	$5,089,766	$5,048,026
Bond funds	3,514,479	3,102,431
Money market funds	556,862	313,040
Total(1)	$9,161,107	$8,463,497

(1)
2016 amounts exclude ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the above mentioned amounts invested in separate account investment options, $267 million and $243 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2016, 2015 and 2014, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum income and withdrawal benefits (“GMIWB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balances as of December 31, 2013	$2,689	$42,455	$973	$(38,190)	$7,927
Incurred guarantee benefits(1)	5,428	20,545	915	467,026	493,914
Paid guarantee benefits	(264)	(1,050)	0	0	(1,314)
Changes in unrealized investment gains and losses(2)	141	7,262	6	0	7,409
Balance as of December 31, 2014	7,994	69,212	1,894	428,836	507,936
Incurred guarantee benefits(1)	3,409	25,049	(424)	20,236	48,270
Paid guarantee benefits	(720)	(5,174)	(12)	0	(5,906)
Changes in unrealized investment gains and losses(2)	(102)	(4,911)	(12)	0	(5,025)
Balance as of December 31, 2015	10,581	84,176	1,446	449,072	545,275
Incurred guarantee benefits(1)	660	54,869	(300)	(14,359)	40,870
Paid guarantee benefits	(532)	(5,399)	(25)	0	(5,956)
Changes in unrealized investment gains and losses	(74)	3,673	(5)	0	3,594
Balance as of December 31, 2016	$10,635	$137,319	$1,116	$434,713	$583,783

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

(2)	Prior period amounts are presented on a basis consistent with the current period presentation.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which includes an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Liabilities for guaranteed benefits for GMAB, GMWB and GMIWB features include amounts ceded to affiliates. See Note 12 for amounts recoverable from reinsurers relating to the ceding of certain embedded derivative liabilities associated with these guaranteed benefits, which are not reflected in the tables above.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Consolidated Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Sales Inducements

(in thousands)
Balance as of December 31, 2013	$88,350
Capitalization	842
Amortization- Impact of assumption and experience unlocking and true-ups	3,108
Amortization- All other	(15,733)
Change in unrealized investment gains (losses)	(33)
Balance as of December 31, 2014	76,534
Capitalization	678
Amortization- Impact of assumption and experience unlocking and true-ups	1,348
Amortization- All other	(16,144)
Change in unrealized investment gains (losses)	627
Balance as of December 31, 2015	63,043
Capitalization	100
Amortization- Impact of assumption and experience unlocking and true-ups	1,035
Amortization- All other	(13,203)
Change in unrealized investment gains (losses)	(383)
Other(1)	(50,592)
Balance as of December 31, 2016	$0

(1)	Represents ceded DSI upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income of the Company amounted to $81 million, $62 million and $60 million for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory surplus of the Company amounted to $313 million and $410 million at December 31, 2016 and 2015, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $79 million in 2017 without prior approval. The Company paid dividends to Pruco Life of $241 million, $0 million and $80 million in 2016, 2015 and 2014 respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

8. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$6,701	$21,849	$21,129
Total	6,701	21,849	21,129
Deferred tax expense (benefit):
U.S. Federal	7,534	(8,486)	(31,353)
Total	7,534	(8,486)	(31,353)
Total income tax expense (benefit) from operations	14,235	13,363	(10,224)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	205	(11,823)	8,958
Additional paid-in capital	93	(1,348)	(177)
Total income tax expense (benefit)	$14,533	$192	$(1,443)

The Company’s actual income tax expense (benefit) for the years ended December 31 differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2016	2015	2014
	(in thousands)
Expected federal income tax expense (benefit)	$32,702	$31,299	$6,314
Non-taxable investment income	(14,883)	(16,021)	(13,891)
Tax credits	(2,734)	(2,008)	(2,884)
Other	(850)	93	237
Total income tax expense (benefit) on income from continuing operations	$14,235	$13,363	$(10,224)

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above, and as a result, is a major reason for the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2015 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts and the Company’s taxable income before the DRD. Additionally, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2016	2015
	(in thousands)
Deferred tax assets
Insurance reserves	$9,133	$149,569
Deferred policy acquisition costs	13,389	0
Deferred tax assets	22,522	149,569
Deferred tax liabilities
Deferred policy acquisition costs	0	105,590
Deferred sales inducements	0	22,065
Net unrealized gains on securities	4,844	6,074
Investments	15,523	5,251
Other	98	701
Deferred tax liabilities	20,465	139,681
Net deferred tax asset (liability)	$2,057	$9,888

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2016, and 2015.

Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

The Company’s income (loss) from operations before income taxes includes income from domestic operations of $93 million, $89 million and $18 million, and no income from foreign operation for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The Company’s unrecognized tax benefits for the years ended December 31 are as follows:

	2016	2015	2014
	(in thousands)
Balance at January 1,	$0	$0	$0
Increases in unrecognized tax benefits-prior years	474	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	474	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$948	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$948	$0	$0

The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).

At December 31, 2016, the Company remains subject to examination in the U.S. for tax years 2009 through 2015.

The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and short-term investments.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments and certain cash equivalents, and certain OTC derivatives.

Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$20,173	$0	$0	$20,173
Obligations of U.S. states and their political subdivisions	0	96,714	0	0	96,714
Foreign government bonds	0	27,369	0	0	27,369
U.S. corporate public securities	0	437,609	0	0	437,609
U.S. corporate private securities	0	205,178	12,967	0	218,145
Foreign corporate public securities	0	41,117	0	0	41,117
Foreign corporate private securities	0	122,678	2,522	0	125,200
Asset-backed securities(5)	0	34,988	2,328	0	37,316
Commercial mortgage-backed securities	0	129,544	0	0	129,544
Residential mortgage-backed securities	0	12,298	0	0	12,298
Subtotal	0	1,127,668	17,817	0	1,145,485
Trading account assets:
Corporate securities	0	6,072	0	0	6,072
Equity securities	0	0	6,721	0	6,721
Subtotal	0	6,072	6,721	0	12,793
Equity securities, available-for-sale	0	1,171	0	0	1,171
Short-term investments	11,007	0	0	0	11,007
Cash equivalents	1,531	1,999	0	0	3,530
Other long-term investments	0	16,610	0	(1,580)	15,030
Reinsurance recoverables	0	0	434,713	0	434,713
Receivables from parent and affiliates	0	3,873	5,993	0	9,866
Subtotal excluding separate account assets	12,538	1,157,393	465,244	(1,580)	1,633,595
Separate account assets(2)	0	12,740,323	0	0	12,740,323
Total assets	$12,538	$13,897,716	$465,244	$(1,580)	$14,373,918
Future policy benefits(3)	$0	$0	$434,713	$0	$434,713
Policyholders' account balances	0	0	2,298	0	2,298
Payables to parent and affiliates	0	1,416	0	(1,416)	0
Total liabilities	$0	$1,416	$437,011	$(1,416)	$437,011

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2015(4)
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$26,592	$0	$0	$26,592
Obligations of U.S. states and their political subdivisions	0	131,373	0	0	131,373
Foreign government bonds	0	7,118	0	0	7,118
U.S. corporate public securities	0	401,754	0	0	401,754
U.S. corporate private securities	0	204,659	9,781	0	214,440
Foreign corporate public securities	0	29,580	0	0	29,580
Foreign corporate private securities	0	154,191	8,028	0	162,219
Asset-backed securities(5)	0	23,100	25,146	0	48,246
Commercial mortgage-backed securities	0	64,440	0	0	64,440
Residential mortgage-backed securities	0	19,433	0	0	19,433
Subtotal	0	1,062,240	42,955	0	1,105,195
Trading account assets:
Corporate securities	0	8,441	0	0	8,441
Equity securities	0	0	7,050	0	7,050
Subtotal	0	8,441	7,050	0	15,491
Equity securities, available-for-sale	0	17,084	0	0	17,084
Short-term investments	715	0	0	0	715
Cash equivalents	30,998	31,982	0	0	62,980
Other long-term investments	0	16,245	0	(364)	15,881
Reinsurance recoverables	0	0	356,337	0	356,337
Receivables from parent and affiliates	0	8,966	3,511	0	12,477
Subtotal excluding separate account assets	31,713	1,144,958	409,853	(364)	1,586,160
Separate account assets(2)	0	11,605,964	0	0	11,605,964
Total assets	$31,713	$12,750,922	$409,853	$(364)	$13,192,124
Future policy benefits(3)	$0	$0	$449,073	$0	$449,073
Payables to parent and affiliates	0	364	0	(364)	0
Total liabilities	$0	$364	$449,073	$(364)	$449,073

(1)
“Netting” amounts represent cash collateral of $0.2 million and $0.0 million as of December 31, 2016 and 2015, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2016, the net embedded derivative liability position of $435 million includes $138 million of embedded derivatives in an asset position and $573 million of embedded derivatives in a liability position. As of December 31, 2015, the net embedded derivative liability position of $449 million includes $76 million of embedded derivatives in an asset position and $525 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2016 and 2015, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets – Trading account assets consist of fixed maturities and equity securities, whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”

Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirements to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At both December 31, 2016 and 2015, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.2 million, which had been previously classified in Level 3 at December 31, 2015.

Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.

Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities and mutual funds, for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirements to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain separate account investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At both December 31, 2016 and 2015, the fair values of separate account assets excluded from the fair value hierarchy, which include investments in real estate and other invested assets, were $7 million, which had been previously classified in Level 3 at December 31, 2015.

Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.

Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual contractholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the contractholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Policyholders' account balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

Transfers between Levels 1 and 2 – Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.

Level 3 Assets and Liabilities by Price Source – The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$15,489	$0	$15,489
Asset-backed securities(4)	27	2,301	2,328
Equity securities	1,449	5,272	6,721
Reinsurance recoverables	434,713	0	434,713
Receivables from parent and affiliates	0	5,993	5,993
Total assets	$451,678	$13,566	$465,244
Future policy benefits	$434,713	$0	$434,713
Policyholders' account balances	2,298	0	2,298
Total liabilities	$437,011	$0	$437,011

	As of December 31, 2015(5)
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities	$17,809	$0	$17,809
Asset-backed securities(4)	66	25,080	25,146
Equity securities	0	7,050	7,050
Reinsurance recoverables	356,337	0	356,337
Receivables from parent and affiliates	0	3,511	3,511
Total assets	$374,212	$35,641	$409,853
Future policy benefits	$449,073	$0	$449,073
Policyholders' account balances	0	0	0
Total liabilities	$449,073	$0	$449,073

(1)
Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.

(2)	Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

(3)	Includes assets classified as fixed maturities available-for-sale

(4)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types

(5)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(8)	$15,489	Discounted cash flow	Discount rate	4.54%	6.62%	5.25%	Decrease
Reinsurance recoverables	$434,713	Fair values are determined in the same manner as future policy benefits.
Liabilities:
Future policy benefits(2)	$434,713	Discounted cash flow	Lapse rate(3)	0%	13%		Decrease
			NPR spread (4)	0.25%	3.08%		Decrease
			Utilization rate(5)	52%	96%		Increase
			Withdrawal rate	See table footnote (6) below.
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	16%	25%		Increase

	As of December 31, 2015
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(8)	$17,809	Discounted cash flow	Discount rate	5.76%	7.98%	6.71%	Decrease
Reinsurance recoverables	$356,337	Fair values are determined in the same manner as future policy benefits.
Liabilities:
Future policy benefits(2)	$449,073	Discounted cash flow	Lapse rate(3)	0%	14%		Decrease
			NPR spread(4)	0.06%	1.76%		Decrease
			Utilization rate(5)	56%	96%		Increase
			Withdrawal rate(6)	74%	100%		Increase
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	17%	28%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(3)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.

(5)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(6)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(7)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(8)	Includes assets classified as fixed maturities available-for-sale.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities – The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2016
	Fixed Maturities - Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset-Backed Securities(6)	Trading Account Assets - Equity Securities	Equity Securities, Available-For-Sale
	(in thousands)
Fair value, beginning of period	$0	$9,781	$0	$8,028	$25,146	$7,050	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	31	0	0	7	0	0
Asset management fees and other income	0	0	0	0	0	(503)	0
Included in other comprehensive income (loss)	0	263	0	52	6	0	0
Net investment income	0	16	0	0	11	0	0
Purchases	0	3,758	0	0	4,893	0	0
Sales	0	(86)	0	(1,471)	(6,037)	(1,440)	0
Issuances	0	0	0	0	0	0	0
Settlements	0	(796)	0	(5,129)	(36)	0	0
Transfers into Level 3(2)	0	0	0	1,042	1,941	0	0
Transfers out of Level 3(2)	0	0	0	0	(23,603)	0	0
Other(4)	0	0	0	0	0	1,614	0
Fair value, end of period	$0	$12,967	$0	$2,522	$2,328	$6,721	$0
Unrealized gains (losses) for assets still held(3):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$(176)	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$356,337	$3,511	$(449,073)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	7,541	(130)	88,947	(890)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	105	0	0
Net investment income	0	0	0	0
Purchases	70,835	6,000	0	0
Sales	0	(994)	0	0
Issuances	0	0	(74,587)	0
Settlements	0	(527)	0	(802)
Transfers into Level 3(2)	0	0	0	0
Transfers out of Level 3(2)	0	(1,972)	0	0
Other(4)	0	0	0	(606)
Fair value, end of period	$434,713	$5,993	$(434,713)	$(2,298)
Unrealized gains (losses) for assets/liabilities still held(3):
Included in earnings:
Realized investment gains (losses), net	$723,728	$0	$80,807	$(890)
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015(1)
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset-Backed Securities(6)	Trading Account Assets - Equity Securities
	(in thousands)
Fair value, beginning of period	$537	$5,818	$0	$4,441	$10,092	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(67)	0	(973)	7	0
Asset management fees and other income	0	0	0	0	0	1,051
Included in other comprehensive income (loss)	(8)	(186)	5	280	(106)	0
Net investment income	(1)	7	0	(22)	(12)	0
Purchases	0	13,610	364	537	17,727	0
Sales	0	(4,437)	0	(69)	(2,000)	0
Issuances	0	0	0	0	0	0
Settlements	0	(4,964)	0	(5,475)	(789)	0
Transfers into Level 3(2)	0	0	0	9,309	9,404	0
Transfers out of Level 3(2)	(528)	0	(369)	0	(9,177)	0
Other(4)	0	0	0	0	0	5,999
Fair value, end of period	$0	$9,781	$0	$8,028	$25,146	$7,050
Unrealized gains (losses) for assets still held(3):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$1,051

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015(1)
	Equity Securities, Available for Sale	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' account balances
	(in thousands)
Fair value, beginning of period	$92	$339,982	$4,594	$(428,837)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	52	(35,413)	0	44,114	0
Asset management fees and other income	0	0	0	0	0
Included in other comprehensive income (loss)	(39)	0	(53)	0	0
Net investment income	0	0	1	0	0
Purchases	0	51,768	0	0	0
Sales	0	0	0	0	0
Issuances	0	0	0	(64,350)	0
Settlements	(105)	0	0	0	0
Transfers into Level 3(2)	0	0	3,964	0	0
Transfers out of Level 3(2)	0	0	(4,995)	0	0
Other	0	0	0	0	0
Fair value, end of period	$0	$356,337	$3,511	$(449,073)	$0
Unrealized gains (losses) for assets/liabilities still held(3):
Included in earnings:
Realized investment gains (losses), net	$0	$(28,430)	$0	$35,179	$0
Asset management fees and other income	$0	$0	$0	$0	$0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2014, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2014.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2014(1)
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset-Backed Securities(6)	Trading Account Assets- Equity Securities	Equity Securities, Available-For-Sale
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$168	$58	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$6	$519	$0	$(76)	$0	$0	$13
Net investment income	$(5)	$0	$0	$43	$(45)	$0	$0
Unrealized gains (losses) for assets still held(3):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0

	December 31, 2014(1)
	Reinsurance Recoverable	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders Account Balances
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$335,729	$0	$(409,978)	$0
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(84)	$0	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(3):
Included in earnings:
Realized investment gains (losses), net	$335,135	$0	$(409,525)	$0
Asset management fees and other income	$0	$0	$0	$0

(1)	Prior period amounts have been reclassified to conform to current period presentation, including the adoption of ASU 2015-07.

(2)	Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(5)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(6)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Transfers – Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2016(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$165,175	$165,175	$160,939
Policy loans	0	0	187,242	187,242	187,242
Cash and cash equivalents	4,340	49,114	0	53,454	53,454
Accrued investment income	0	15,829	0	15,829	15,829
Receivables from parent and affiliates	0	23,591	0	23,591	23,591
Other assets	0	4,255	0	4,255	4,255
Total assets	$4,340	$92,789	$352,417	$449,546	$445,310
Liabilities:
Policyholders’ account balances - investment contracts	$0	$164,174	$42,762	$206,936	$207,331
Cash collateral for loaned securities	0	15,054	0	15,054	15,054
Short-term debt to affiliates	0	0	0	0	0
Long-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	8,603	0	8,603	8,603
Other liabilities	0	31,079	0	31,079	31,079
Total liabilities	$0	$218,910	$42,762	$261,672	$262,067

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015(1)
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$8,540	$245,041	$253,581	$248,209
Policy loans	0	0	185,508	185,508	185,508
Cash and cash equivalents	1,158	96,599	0	97,757	97,757
Accrued investment income	0	16,644	0	16,644	16,644
Receivables from parent and affiliates	0	23,212	0	23,212	23,212
Other assets	0	2,664	0	2,664	2,664
Total assets	$1,158	$147,659	$430,549	$579,366	$573,994
Liabilities:
Policyholders’ account balances - investment contracts	$0	$145,502	$41,262	$186,764	$187,827
Cash collateral for loaned securities	0	3,030	0	3,030	3,030
Short-term debt to affiliates	0	24,188	0	24,188	24,000
Long-term debt to affiliates	0	92,470	0	92,470	92,000
Payables to parent and affiliates	0	8,441	0	8,441	8,441
Other liabilities	0	39,009	0	39,009	39,009
Total liabilities	$0	$312,640	$41,262	$353,902	$354,307

(1)
Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and 2015, the fair values of these cost method investments were $1.8 million and $1.4 million, respectively, which had been previously classified in Level 3 at December 31, 2015. The carrying values of these investments were $1.7 million and $1.3 million as of December 31, 2016 and 2015, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.

Policy Loans

The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

10. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See "Credit Derivatives" below for a discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company has entered into reinsurance agreements to transfer the risk associated with certain benefit features to Prudential Insurance. The reinsurance agreements are derivatives accounted for in the same manner as embedded derivatives. See Note 1 for additional information on the change to the reinsurance agreements effective April 1, 2016.

These derivatives are carried at fair value and are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.

The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host and the related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$59,397	$5,342	$0	$54,443	$5,572	$0
Total Qualifying Hedges	$59,397	$5,342	$0	$54,443	$5,572	$0
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$59,075	$4,983	$0	$57,201	$6,076	$0
Credit
Credit Default Swaps	3,000	0	(281)	7,275	268	(222)
Currency/Interest Rate
Foreign Currency Swaps	13,403	2,885	0	24,715	3,597	0
Foreign Currency
Foreign Currency Forwards	0	0	0	550	5	0
Equity
Equity Options	75,751	3,400	(1,135)	30,501	2,341	(142)
Total Non-Qualifying Hedges	$151,229	$11,268	$(1,416)	$120,242	$12,287	$(364)
Total Derivatives (1)	$210,626	$16,610	$(1,416)	$174,685	$17,859	$(364)

(1)	Excludes embedded derivatives and the related reinsurance recoverables which contain multiple underlyings.

The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $435 million and $449 million as of December 31, 2016 and 2015, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables" was an asset of $435 million and $356 million as of December 31, 2016 and 2015, respectively. See Note 7 for additional information on these reinsurance agreements.

The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $2 million and $1 million as of December 31, 2016 and December 31, 2015, respectively. There was no related reinsurance recoverable.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$16,610	$(1,580)	$15,030	$(15,030)	$0
Securities purchased under agreements to resell	49,114	0	49,114	(49,114)	0
Total Assets	$65,724	$(1,580)	$64,144	$(64,144)	$0
Offsetting of Financial Liabilities:
Derivatives	$1,416	$(1,416)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,416	$(1,416)	$0	$0	$0

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$16,245	$(364)	$15,881	$(15,157)	$724
Securities purchased under agreements to resell	96,599	0	96,599	(96,599)	0
Total Assets	$112,844	$(364)	$112,480	$(111,756)	$724
Offsetting of Financial Liabilities:
Derivatives	$364	$(364)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$364	$(364)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$258	$554	$(678)
Total qualifying hedges	0	258	554	(678)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	571	0	0	0
Currency	234	0	0	0
Currency/Interest Rate	2,028	0	17	0
Credit	(535)	0	0	0
Equity	786	0	0	0
Embedded Derivatives	87,268	0	0	0
Total non-qualifying hedges	90,352	0	17	0
Total	$90,352	$258	$571	$(678)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$247	$301	$5,492
Total cash flow hedges	0	247	301	5,492
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,675	0	0	0
Currency	19	0	0	0
Currency/Interest Rate	2,729	0	55	0
Credit	152	0	0	0
Equity	856	0	0	0
Embedded Derivatives	(2,043)	0	0	0
Total non-qualifying hedges	3,388	0	55	0
Total	$3,388	$247	$356	$5,492

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$(58)	$288	$3,216
Total cash flow hedges	0	(58)	288	3,216
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	4,713	0	0	0
Currency/Interest Rate	1,445	0	25	0
Credit	(43)	0	0	0
Equity	(720)	0	0	0
Embedded Derivatives	(85,134)	0	0	0
Total non-qualifying hedges	(79,739)	0	25	0
Total	$(79,739)	$(58)	$313	$3,216

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2016, 2015 and 2014, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2013	$(3,057)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	3,446
Amounts reclassified into current period earnings	(230)
Balance, December 31, 2014	159
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	5,741
Amounts reclassified into current period earnings	(249)
Balance, December 31, 2015	5,651
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	1,534
Amounts reclassified into current period earnings	(2,212)
Balance, December 31, 2016	$4,973

Using December 31, 2016 values, it is estimated that a pre-tax gain of $0.4 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2017, offset by amounts pertaining to the hedged items. As of December 31, 2016 and 2015, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” within OCI in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2016 and 2015.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. As of December 31, 2016 and 2015, the Company had $3 million and $7 million of outstanding notional amounts reported at fair value as a liability of $0.3 million and an asset of $0.0 million, respectively.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparties to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparty’s credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2016, there was no outstanding balance on these commitments. As of December 31, 2015, the outstanding balance on these commitments was $4 million. The Company has

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2016 and 2015, $14 million and $5 million, respectively, of these commitments were outstanding.

Contingent Liabilities

On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.

It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2016, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million.

Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties.

Alex Perea v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company
In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (i) alleges that Defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act (RICO)) and New Jersey law (Consumer Fraud Act), and (ii) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the Complaint. In February 2017, the Amended Complaint was withdrawn with prejudice.

Escheatment Audit and Claims Settlement Practices Market Conduct Exam

In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.

Securities Lending Matter

In 2016, Prudential Financial self-reported to the United States Securities and Exchange Commission, and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities for certain separate account investments. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial intends to complete the remediation process. The remediation plan remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Summary

The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

12.    REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), and Prudential Term Reinsurance Company (“Term Re”), its parent companies, Pruco Life and Prudential Insurance, third parties and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate its capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2016	2015
	(in thousands)
Reinsurance recoverables	$2,252,049	$1,634,696
Policy loans	(15,118)	(12,989)
Deferred policy acquisition costs	(687,042)	(252,795)
Deferred sales inducements	(58,062)	0
Other assets	20,880	0
Other liabilities	39,231	47,421

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The reinsurance recoverables by counterparty are broken out below:

	Reinsurance Recoverables
	December 31, 2016	December 31, 2015
	(in thousands)
Prudential Insurance	$778,958	$30,079
PAR U	725,572	560,188
PARCC	497,638	496,591
PAR Term	163,330	142,068
Term Re	73,895	37,391
Pruco Life	10,142	29,796
Pruco Re	0	336,653
Unaffiliated	2,514	1,930
Total reinsurance recoverables	$2,252,049	$1,634,696

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	2016	2015	2014
	(in thousands)
Premiums:
Direct	$217,375	$205,978	$193,928
Ceded	(252,050)	(190,987)	(179,605)
Net premiums	(34,675)	14,991	14,323
Policy charges and fee income:
Direct	273,121	314,357	287,766
Ceded(1)	(206,575)	(116,822)	(106,680)
Net policy charges and fee income	66,546	197,535	181,086
Net investment income:
Direct	72,561	69,371	68,364
Ceded	(536)	(480)	(492)
Net investment income	72,025	68,891	67,872
Asset administration fees:
Direct	34,847	38,370	38,264
Ceded	(20,489)	0	0
Net asset administration fees	14,358	38,370	38,264
Realized investment gains (losses), net:
Direct	89,216	51,989	(398,154)
Ceded	(788)	(46,236)	324,884
Realized investment gains (losses), net	88,428	5,753	(73,270)
Policyholders’ benefits (including change in reserves):
Direct	289,066	250,487	226,854
Ceded(2)	(287,081)	(223,088)	(200,249)
Net policyholders’ benefits (including change in reserves)	1,985	27,399	26,605
Interest credited to policyholders’ account balances:
Direct	55,928	61,665	56,615
Ceded	(12,000)	(11,618)	(10,785)
Net interest credited to policyholders’ account balances	43,928	50,047	45,830
Net reinsurance expense allowances, net of capitalization and amortization	(78,200)	(27,102)	(38,881)

(1)	"Policy charges and fee income ceded" includes $(3) million of unaffiliated activity for each of the years ended December 31, 2016, 2015 and 2014.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.8) million, $(2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2016	2015	2014
	(in thousands)
Gross life insurance face amount in force	$129,865,065	$122,191,480	$114,395,367
Reinsurance ceded	(118,390,153)	(111,392,626)	(103,951,166)
Net life insurance face amount in force	$11,474,912	$10,798,854	$10,444,201

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective April 1, 2016 the Company has entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuity Recapture.

PAR U

Effective July 1, 2011, the Company reinsures an amount equal to 95% of all risks associated with its universal life policies with PAR U.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Pruco Life

The Company reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them with Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.

Pruco Re

Through March 31, 2016, the Company entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit features sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

13.    EQUITY

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2013	$68	$17,033	$17,101
Change in other comprehensive income before reclassifications	(125)	30,963	30,838
Amounts reclassified from AOCI	0	(5,242)	(5,242)
Income tax benefit (expense)	44	(9,002)	(8,958)
Balance, December 31, 2014	$(13)	$33,752	$33,739
Change in other comprehensive income before reclassifications	(86)	(31,993)	(32,079)
Amounts reclassified from AOCI	0	(1,702)	(1,702)
Income tax benefit (expense)	30	11,793	11,823
Balance, December 31, 2015	$(69)	$11,850	$11,781
Change in other comprehensive income before reclassifications	(1)	(1,738)	(1,739)
Amounts reclassified from AOCI	0	2,324	2,324
Income tax benefit (expense)	0	(205)	(205)
Balance, December 31, 2016	$(70)	$12,231	$12,161

(1)	Includes cash flow hedges of $5 million, $6 million and $0.2 million as of December 31, 2016, 2015 and 2014, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate (3)	$2,212	$249	$230
Net unrealized investment gains (losses) on available-for-sale securities (4)	(4,536)	1,453	5,012
Total net unrealized investment gains (losses)	(2,324)	1,702	5,242
Total reclassifications for the period	$(2,324)	$1,702	$5,242

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as “available-for-sale” and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(1)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$224	$(628)	$152	$87	$(165)
Net investment gains (losses) on investments arising during the period	13	0	0	(5)	8
Reclassification adjustment for (gains) losses included in net income	(12)	0	0	4	(8)
Reclassification adjustment for OTTI losses excluded from net income (1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	77	0	(27)	50
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(30)	11	(19)
Balance, December 31, 2014	$225	$(551)	$122	$70	$(134)
Net investment gains (losses) on investments arising during the period	(20)	0	0	7	(13)
Reclassification adjustment for (gains) losses included in net income	6	0	0	(2)	4
Reclassification adjustment for OTTI losses excluded from net income (1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	744	0	(260)	484
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	18	(6)	12
Balance, December 31, 2015	$211	$193	$140	$(191)	$353
Net investment gains (losses) on investments arising during the period	(13)	0	0	5	(8)
Reclassification adjustment for (gains) losses included in net income	(51)	0	0	18	(33)
Reclassification adjustment for OTTI losses excluded from net income (1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(20)	0	7	(13)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(17)	6	(11)
Balance, December 31, 2016	$147	$173	$123	$(155)	$288

(1)	Balances are net of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$35,984	$(11,654)	$2,126	$(9,258)	$17,198
Net investment gains (losses) on investments arising during the period	32,609	0	0	(11,413)	21,196
Reclassification adjustment for (gains) losses included in net income	(5,230)	0	0	1,830	(3,400)
Reclassification adjustment for OTTI losses excluded from net income (2)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(4,521)	0	1,582	(2,939)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	2,816	(985)	1,831
Balance, December 31, 2014	$63,363	$(16,175)	$4,942	$(18,244)	$33,886
Net investment gains (losses) on investments arising during the period	(38,860)	0	0	13,600	(25,260)
Reclassification adjustment for (gains) losses included in net income	(1,708)	0	0	598	(1,110)
Reclassification adjustment for OTTI losses excluded from net income (2)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	10,509	0	(3,678)	6,831
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(4,385)	1,535	(2,850)
Balance, December 31, 2015	$22,795	$(5,666)	$557	$(6,189)	$11,497
Net investment gains (losses) on investments arising during the period	(1,856)	0	0	650	(1,206)
Reclassification adjustment for (gains) losses included in net income	(2,273)	0	0	796	(1,477)
Reclassification adjustment for OTTI losses excluded from net income (2)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	4,718	0	(1,653)	3,065
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	98	(34)	64
Balance, December 31, 2016	$18,666	$(948)	$655	$(6,430)	$11,943

(1)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(2)	Balances are net of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

14. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $0.1 million for each of the years ended December 31, 2016, 2015 and 2014. The expense charged to the Company for the deferred compensation program was $0.9 million, $0.8 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $3 million for each of the years ended December 31, 2016, 2015 and 2014.

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $3 million, $3 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2016, 2015 and 2014.

The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $71 million, $73 million and $83 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Corporate Owned Life Insurance

The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $1,992 million at December 31, 2016 and $1,660 million at December 31, 2015. Fees related to these COLI policies were $23 million, $26 million and $26 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Investment Management Expenses

In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $2 million, $3 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.

Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $26 million and $25 million as of December 31, 2016 and December 31, 2015. "Net investment income" related to these ventures includes a gain of $1 million, $0.2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and Prudential Investments LLC ("Prudential Investments") whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from ASTISI and Prudential Investments related to this agreement was $26 million, $30 million and $31 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

The Company has a revenue sharing agreement with Prudential Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $8 million, $8 million and $7 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

Affiliated Notes Receivable

Affiliated notes receivable included in “Other assets” at December 31, were as follows:

	Maturity Dates			Interest Rates			2016	2015
							(in thousands)
U.S. Dollar floating rate notes	2025	-	2026	1.36%	-	1.77%	$0	$5,469
U.S. Dollar fixed rate notes	2026	-	2028	0.00%	-	14.85%	9,866	4,986
Euro-denominated fixed rate notes			2025			2.30%	0	2,022
Total long-term notes receivable - affiliated(1)							$9,866	$12,477

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $0.0 million and $0.1 million at December 31, 2016 and 2015, respectively, and is included in “Other assets”. Revenues related to these loans were $0.4 million, $0.5 million and $0.7 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in “Other income”.

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2016 and 2015, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
						(in thousands)
Prudential Insurance	March 2015	Purchase	Fixed Maturities & Trading Account Assets	$24,301	$20,449	$(2,504)	$0

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company reassigned all the remaining debt to Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. The following table provides the breakout of the Company’s short-term and long-term debt with affiliates:

Affiliate	Date Issued	Amount of Notes- December 31, 2016	Amount of Notes- December 31, 2015	Interest Rate			Date of Maturity
		(in thousands)
Prudential Financial	12/16/2011	$0	$11,000			3.61%			12/16/2016
Prudential Financial	11/15/2013	0	9,000			2.24%			12/15/2018
Prudential Financial	11/15/2013	0	23,000			3.19%			12/15/2020
Prudential Financial	12/15/2014	0	5,000			2.57%			12/15/2019
Prudential Financial	12/15/2014	0	23,000			3.14%			12/15/2021
Prudential Financial	9/21/2015	0	26,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	12/16/2015	0	1,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	18,000			3.37%			12/16/2022
Total Loans Payable to Affiliates		$0	$116,000

The total interest expense to the Company related to loans payable to affiliates was $1 million, $3 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Contributed Capital and Dividends

In March of 2016, the Company received capital contributions in the amount of $1 million from Pruco Life. For the years ended December 31, 2015 and 2014, the Company did not receive any capital contributions.

In April of 2016, the Company paid a dividend in the amount of $241 million to Pruco Life. For the year ended December 31, 2015, the Company did not pay any dividends. In June of 2014, the Company paid a dividend in the amount of $80 million to Pruco Life.

Reinsurance with affiliates

As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2016
Total revenues	$51,394	$103,908	$32,734	$21,050
Total benefits and expenses	110,320	(30,707)	19,897	16,141
Income (loss) from operations before income taxes	(58,926)	134,615	12,837	4,909
Net income (loss)	$(44,031)	$106,967	$13,243	$3,021
2015
Total revenues	$71,645	$132,445	$29,205	$94,740
Total benefits and expenses	74,048	51,084	76,568	36,908
Income (loss) from operations before income taxes	(2,403)	81,361	(47,363)	57,832
Net income (loss)	$(1,933)	$64,308	$(37,072)	$50,761

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiary at December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 14 of the Consolidated Financial Statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 23, 2017

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the sub-accounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2016; the Statement of Operations for the period ended December 31, 2016; the Statement of Charges in Net Assets for the periods ended December 31, 2016 and December 31, 2015, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) and its subsidiary consisting of the Statements of Financial Position as of December 31, 2016 and 2015; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2016, 2015, and 2014; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 7)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 9)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 10).

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)

(4) (a)
Form of Prudential Premier Retirement Variable Annuity X Series, L Series, B Series contract and Form of Prudential Premier Retirement Variable Annuity C Series contract (including schedule pages for each X, L, B, and C) P-BLX/INDNY (2/10) and P-CR/INDNY (2/10). (Note 9)

(b)	Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP NY (02/10). (Note 9)

(c)	Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP NY (02/10). (Note 9)

(d)	Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV NY (02/10). (Note 9)

(e)	Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV NY (02/10). (Note 9)

(f)	Form of 403B Annuity Endorsement P-END-403 NY (02/10). (Note 9)

(g)	Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). (Note 9)

(h)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). (Note 9)

(i)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). (Note 9)

(j)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). (Note 9)

(k)	Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-NY (02/10). (Note 9)

(l)	Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-NY (02/10)). (Note 9)

(m)	Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-NY 11/09). (Note 8)

(n)	Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-NY11/09). (Note 8)

(o)	Form of Gro Plus II benefit rider (P-RID-GRO NY (02/10). (Note 9)

(p)	Form of Gro Plus II benefit schedule (P-SCH-GRO NY (02/10). (Note 9)

(q)	Form of Beneficiary Annuity Endorsement (P-END-BENE NY (2/10). (Note 9)

(r)	Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10)NY, P-L-DCD-IND(2/10)NY, P-X-DCD-IND(2/10)NY, and P-C-DCD-IND(2/10)NY). (Note 9)

(s)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(08/10) -NY). (Note 11)

(t)	Highest Daily Lifetime Income Benefit Rider (P-RID-HD(1/11)-NY). (NOTE 12)

(u)	Highest Daily Lifetime Income Benefit Schedule Supplement (P-SCH-HD (1/11)- NY). (Note 12)

(v)	Medically-Related Surrender Endorsement P-END-MRS (2/10) NY. (Note 13)

(w)	Medically-Related Surrender Schedule P-SCH-MRS (2/10) NY. (Note 13)

(x)	Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-HAB-7-12)-NY. (Note 14)

(y)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-8-12)-NY. (Note 14)

(z)	Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12)-NY. (Note 14)

(aa)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-HAB-8-12)-NY. (Note 14)

(ab)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13)-NY (includes schedule pages P-SCH-HD(2-13)-NY. (Note 15)

(ac)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HADB rider P-RID-HD-HAB(2-13)-NY (includes schedule pages P-SCH-RID-HD HAB(2-13)-NY. (Note 15)

(ad)	Amendatory Tax Endorsement. (Note 17)

(5) (a)	Form of Application form for the Contract P-VAA NY (02/10). (Note 9)

(b)	Form of Application form for the Contract P-IBVAA NY (02/10). (Note 9)

(c)	Form of Application for the Contract P-VAA (7/12) NY. (Note 14)

(d)	Form of Applications for the Contract ORD202826-NY and Beneficiary Contract ORD202828-NY (2/13). (Note 15)

(6) (a)	Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended. (Note 4)

(b)	By-laws of Pruco Life Insurance Company of New Jersey. (Note 5)

(c)	Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. (Note 16)

(7) (c)	Annuity Reinsurance Agreements between Depositor and: Pruco Reinsurance Ltd for HDI 2.0. (Note 17)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of AST Fund Participation Agreement. (Note 9)

(b)	Copy of Franklin Templeton Fund Participation Agreement. (Note 9)

(c)	Shareholder Information Agreement (Sample Rule 22C-2). (Note 6)

(d)	Amendment to Fund Participation Agreement. (Note 17)

(9)	Opinion of Counsel. (Note 2)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners—Not Applicable.

(13)	Powers of Attorney:

(a)	Power of Attorney for John Chieffo (Note 1)

(b)	Power of Attorney for Christine Knight (Note 1)

(c)	Power of Attorney for Caroline A. Feeney (Note 1)

(d)	Power of Attorney for Candace J. Woods (Note 1)

(e)	Power of Attorney for Lori D. Fouché (Note 1)

(f)	Power of Attorney for Kent D. Sluyter (Note 1)

(g)	Power of Attorney for Kenneth Y. Tanji (Note 1)

(h)	Power of Attorney for Arthur W. Wallace (Note 1)

(Note 1)	Filed Herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-162678, filed October 26, 2009 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5)	Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6)
Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7)
Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed on April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-162678, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162678, filed on December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-170468, filed on April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed July 31, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 13, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Theresa M. Dziedzic 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President, Chief Actuary, and Appointed Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Lori D. Fouché 213 Washington Street Newark, New Jersey 07102-2917	Director
James M. O’Connor 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President and Actuary
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Vice President and Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 17, 2017, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2017, there were 6,097 Qualified contract owners and 2,0 Non-Qualified contract owners of the X series, 22,529 Qualified contract owners and 8,741 Non-Qualified contract owners of the B series, 8,394 Qualified contract owners and 3,737 Non-Qualified contract owners of the L series, and 594 Qualified contract owners and 421 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2016 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

Prudential Annuities Distributors, Inc.*	$71,182,724.72	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of December 2017.
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
/s/ Kent D. Sluyter*	Director, President and Chief Executive Officer	December 13, 2017
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 13, 2017
John Chieffo
Christine Knight*	Director	December 13, 2017
Christine Knight
Kenneth Y. Tanji*	Director	December 13, 2017
Kenneth Y. Tanji
Candace J. Woods*	Director	December 13, 2017
Candace J. Woods
Lori D. Fouché*	Director	December 13, 2017
Lori D. Fouché
Caroline A. Feeney*	Director	December 13, 2017
Caroline A. Feeney
Arthur W. Wallace*	Director	December 13, 2017
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(a)	Power of Attorney for John Chieffo

(b)	Power of Attorney for Christine Knight

(c)	Power of Attorney for Caroline A. Feeney

(d)	Power of Attorney for Candace J. Woods

(e)	Power of Attorney for Lori D. Fouché

(f)	Power of Attorney for Kent D. Sluyter

(g)	Power of Attorney for Kenneth Y. Tanji

(h)	Power of Attorney for Arthur W. Wallace